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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-0495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428
(Address of principal executive offices)                     (Zip code)

ERIC E. MILLER, ESQ.
1200 RIVER ROAD
SUITE 1000
CONSHOHOCKEN, PA 19428
(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2004

Date of reporting period: 10/31/2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

          Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report October 31, 2004
Gartmore S&P 500 Index Fund Gartmore Mid Cap Market Index Fund Gartmore Small Cap Index Fund Gartmore International Index Fund Gartmore Bond Index Fund NorthPointe Small Cap Growth Fund NorthPointe Small Cap Value Fund
www.gartmorefunds.com

Solutions.

UNITED STATES | UNITED KINGDOM | JAPAN

Based in greater metropolitan Philadelphia, Gartmore is the global asset management arm of Nationwide®. Gartmore’s affiliated advisers* collectively manage more than $77 billion1 in assets through its global investment platform encompassing more than 185 investment management professionals supported by an 800-person staff.

We provide core and specialty equity, fixed-income and alternative investment solutions through mutual funds, separate accounts, commingled portfolios and wrap accounts to individual and institutional clients around the world.

This wide range of investment opportunities is built on sound investment management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term.

Our investment management teams incorporate fundamental stock selection with the application of technology to help control risk and add to returns. Insightful stock selection is a function of the efforts of talented alpha-driven managers and analysts, working in an entrepreneurial environment, who are specialists in their respective investment disciplines.

www.gartmore.com

*Gartmore’s Affiliated Advisers
 The following 10 asset management affiliates of Nationwide do business under the trade name “Gartmore Group”: Gartmore Capital Management Ltd2, Gartmore Fund Managers Ltd2, Gartmore Global Partners2, 3, Gartmore Investment Ltd2, Gartmore Japan Ltd2, Gartmore Morley Capital Management, Inc.3, Gartmore Mutual Fund Capital Trust3, 4, Gartmore SA Capital Trust3, 4, Gartmore Separate Accounts LLC3, and NorthPointe Capital® LLC3
1. As of Oct. 31, 2004.
2. These advisers are subsidiaries of Gartmore Investment Management plc, which ultimately reports to Nationwide®.
3. These are SEC-registered investment advisers based in the United States. Collectively, these advisers manage $40 billion as of Oct. 31, 2004.
4. Together, these advisers do business as Gartmore Global Investments, Inc.
Gartmore Global Investments is the investment adviser to Gartmore Funds. NorthPointe Capital is a federally registered service mark of Gartmore Global Investments, Inc. Nationwide is a federally registered service mark of Nationwide Mutual Insurance Company.
Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.
© 2004 Gartmore Global Investments, Inc. All rights reserved.

Annual Report

October 31, 2004

Contents

3	Gartmore S&P 500 Index Fund
15	Gartmore Mid Cap Market Index Fund
25	Gartmore Small Cap Index Fund
52	Gartmore International Index Fund
76	Gartmore Bond Index Fund
102	NorthPointe Small Cap Growth Fund
107	NorthPointe Small Cap Value Fund

120	Notes to Financial Statements

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Funds. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Gartmore Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on www.gartmorefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Index Series

Gartmore S&P 500 Index Fund

For the annual period ended Oct. 31, 2004, the Gartmore S&P 500 Index Fund returned 8.99% (Class A at NAV) versus 9.42% for its benchmark, the S&P 500 Index. For broader comparison, the average return for the Fund’s Lipper peer category of S&P 500 Index Objective Funds was 8.75%.

The first half of 2004 showed flat to positive returns for the domestic equity market, influenced mainly by indecisive investors. This behavior stemmed from continued political tension in the United States, violence in Iraq, and record high oil prices, with improving economic data being the redeeming factor. A shift in investor favor from low-quality, low-price and high-beta or more volatile securities to higher-quality, higher-cap and lower-beta stocks took place at the end of the first quarter of 2004, growing stronger into the second quarter.

The S&P 500 Index posted a negative total return of -1.87% for the third quarter of 2004. The flow of economic news continually pointed toward a strengthening economy. The stock market, however, still faced a number of uncertain challenges, including the geopolitical situation, record high oil prices, the buildup to the U.S. presidential election and a shifting Federal Reserve policy.

Value significantly outperformed growth for the reporting period, with the S&P 500/Barra Value Index returning 14.46%, while the S&P 500/Barra Growth Index posted a return of 4.49%.

Turning to sector performance, nine of 10 S&P 500 Index sectors posted positive returns for the period. Energy was the leader, up 41.29%. Utilities and telecommunications services were also top performers with respective returns of 19.14% and 17.08%. The only negative sector return came from information technology, down 1.21%. Other bottom performers were health care, up 0.27%, and consumer staples, up 1.84%.

Top Fund security holdings at the end of the period were General Electric Co., Exxon Mobil Corp. and Microsoft Corp. Fund holding weights for each security are determined by each security’s respective benchmark weighting. All transactions during the period were driven either by changes to the composition of the benchmark index or Fund shareholder activity.

As we look ahead, many investors will be watching to see whether the election results will allow the President and Congress to enact the equity-friendly legislation that they have proposed. In terms of initiatives that will likely affect the markets, we think that some of the most important ones include Social Security reform and an introduction of some sort of private accounting system, attempts to make President Bush’s first-term tax cuts permanent, increased military spending, tort reform, and attempts to pass a comprehensive energy bill. Social Security reform and the introduction of private accounts could mean more money flowing into stocks. Making the tax cuts permanent would improve the after-tax return on equity investments. Tort reform could improve corporate profits and make corporations less risk-averse. Increased military spending and energy policy changes would likely help the defense and energy sectors of the economy. The unknown equation is how much tension will center on fiscal policy and higher spending levels, given the current budget deficit.

Portfolio Manager:

Fund Asset Management, L.P.—Subadviser

Class A: GRMAX
Class B: GRMBX
Class C: GRMCX
Institutional Class: GRMIX
Service Class: GRMSX
Institutional Service Class: GRISX
Local Fund: GRMLX

2004 Annual Report 3

Index Series

Gartmore S&P 500 Index Fund

Fund Performance

Average Annual Total Return

(For Periods Ended October 31, 2004)

		One	Five
		year	year	Inception[1]

Class A2	without sales charge[3]	8.99%	-2.70%	0.87%
	with sales charge[4]	2.74%	-3.84%	-0.08%

Class B2	without sales charge[3]	8.23%	-3.32%	0.35%
	with sales charge[5]	3.23%	-3.70%	0.35%

Class C6	without sales charge[3]	8.06%	-3.33%	0.34%
	with sales charge[7]	7.06%	-3.33%	0.34%

Institutional Class[8,9]		9.24%	-2.39%	1.12%

Service Class[2,9]		8.85%	-2.85%	0.67%

Institutional Service Class[2,9]		8.86%	-2.70%	0.83%

Local Fund Shares[9]		9.14%	-2.56%	0.98%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	Fund commenced operations on July 24, 1998.

[2]	These returns for the period prior to the creation of a particular class include the performance of the Fund’s Local Fund Shares. These returns were achieved prior to the creation of Class A and Class B shares (12/29/99) and Service Class and Institutional Service Class shares (11/2/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Service Class and Institutional Service Class shares would have produced because all classes of the Fund’s shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.

[3]	These returns do not reflect the effects of sales charges.

[4]	A 5.75% front-end sales charge was deducted.

[5]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Fund’s Local Fund Shares for the period through December 28, 1999 and the Fund’s Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance f or the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	These returns until the creation of the Institutional Class shares (12/29/99) include the performance of the Fund’s Local Fund shares. The returns have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Local Fund Shares.

[9]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Local Fund Shares of the Gartmore S&P 500 Index Fund, the S&P 500 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The S&P 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

4 Annual Report 2004

Gartmore S&P 500 Index Fund
Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004. Per SEC requirements, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2004.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(October 31, 2004)

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
S&P 500 Index Fund			5/1/04	10/31/04	During Period*	Expense Ratio

Class A	Actual		$1,000	$1,028	$2.60	0.51%
	Hypothetical	[1]	$1,000	$1,022	$2.60	0.51%

Class B	Actual		$1,000	$1,024	$6.26	1.23%
	Hypothetical	[1]	$1,000	$1,019	$6.26	1.23%

Class C	Actual		$1,000	$1,024	$6.26	1.23%
	Hypothetical	[1]	$1,000	$1,019	$6.26	1.23%

Institutional Service Class	Actual		$1,000	$1,027	$2.45	0.48%
	Hypothetical	[1]	$1,000	$1,023	$2.44	0.48%

Institutional Class	Actual		$1,000	$1,029	$1.17	0.23%
	Hypothetical	[1]	$1,000	$1,024	$1.17	0.23%

Local Shares	Actual		$1,000	$1,029	$1.53	0.30%
	Hypothetical	[1]	$1,000	$1,023	$1.53	0.30%

Service Class	Actual		$1,000	$1,027	$3.21	0.63%
	Hypothetical	[1]	$1,000	$1,022	$3.21	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).
[1]	Represents the hypothetical 5% annual return before expenses.

2004 Annual Report 5

Gartmore S&P 500 Index Fund

Index Series

Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	93.9%
Repurchase Agreements	5.7%
Other Investments*	2.0%
Other Liabilities in excess of Assets**	-1.6%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Computer Software & Services	6.7%
Banks	6.4%
Retail	5.8%
Oil & Gas	5.8%
Healthcare	5.7%
Drugs	5.3%
Electrical Equipment	3.9%
Insurance	3.9%
Financial	3.3%
Telecommunications	3.0%
Other Industries	50.2%

100.0%

Top Holdings

General Electric Co.	3.2%
Exxon Mobil Corp.	2.9%
Microsoft Corp.	2.7%
Citigroup, Inc.	2.1%
Wal-Mart Stores, Inc.	2.1%
Pfizer, Inc.	2.0%
Bank of America Corp.	1.6%
Johnson & Johnson Co.	1.6%
American International Group, Inc.	1.4%
International Business Machines Corp.	1.3%
Other Holdings	79.1%

100.0%

6 Annual Report 2004

Statement of Investments
October 31, 2004

Gartmore S&P 500 Index Fund

Common Stocks (93.9%)

	Shares or
	Principal Amount	Value

Advertising Services (0.0%)
Interpublic Group of Cos., Inc. (The) (b)	70,078	$859,156

Aerospace & Defense (1.6%)
Boeing Co. (The)	139,471	6,959,603
General Dynamics Corp.	33,231	3,393,550
Goodrich Corp.	19,151	590,425
Lockheed Martin Corp.	73,922	4,072,363
Northrop Grumman Corp.	59,576	3,083,058
Raytheon Co.	74,987	2,735,526
Rockwell Collins, Inc.	29,441	1,044,272
United Technologies Corp.	85,028	7,892,299

		29,771,096

Agriculture (0.1%)
Monsanto Co.	44,390	1,897,673

Airlines (0.4%)
Delta Air Lines, Inc. (b)	33,081	180,291
FedEx Corp.	49,902	4,547,070
Southwest Airlines Co.	131,276	2,070,223

		6,797,584

Analytical Instruments (0.1%)
Applera Corp.-Applied Biosystems Group	33,571	640,535
Waters Corp. (b)	19,671	812,215

		1,452,750

Apparel (0.2%)
Nike, Inc., Class B	43,736	3,556,174
Reebok International Ltd.	9,175	339,475

		3,895,649

Apparel & Accessories (0.2%)
Coach, Inc. (b)	30,300	1,412,889
Liz Claiborne, Inc.	16,311	666,794
V.F. Corp.	18,306	985,412

		3,065,095

Appliance and Household Durable (0.1%)
Maytag Corp.	13,165	229,071
Newell Rubbermaid, Inc.	41,942	904,270

		1,133,341

Auto Parts & Equipment (0.3%)
AutoNation, Inc. (b)	44,291	763,134
Dana Corp.	24,801	369,783
Delphi Automotive Systems Corp.	93,233	784,090
Genuine Parts Co.	29,116	1,161,437
Ingersoll Rand Co.	23,826	1,630,651
Snap-On, Inc.	9,570	281,167

		4,990,262

Automobiles (0.5%)
Ford Motor Co.	304,096	3,962,370
General Motors Corp.	93,856	3,618,149
PACCAR, Inc.	28,796	1,995,851
Visteon Corp.	20,987	149,218

		9,725,588

Banks (6.4%)
AmSouth BanCorp	58,752	1,550,465
Bank of America Corp.	676,006	30,278,309
Bank of New York Co., Inc.	129,344	4,198,506
BB&T Corp.	92,173	3,789,232
Bear Stearns Cos., Inc.	16,067	1,522,348
Fifth Third Bancorp	94,704	4,658,490
Huntington Bancshares, Inc.	38,220	915,369
J.P. Morgan Chase & Co.	592,001	22,851,239
KeyCorp	67,572	2,269,743
M&T Bank Corp.	19,461	2,004,483
Mellon Financial Corp.	70,422	2,035,196
National City Corp.	110,153	4,292,662
North Fork Bancorp, Inc.	52,111	2,298,095
Northern Trust Corp.	36,536	1,554,241
PNC Bank Corp.	46,901	2,452,922
Regions Financial Corp.	76,807	2,694,390
SouthTrust Corp.	55,352	2,411,687
State Street Corp.	55,877	2,517,259
SunTrust Banks, Inc.	59,526	4,189,440
Synovus Financial Corp.	50,617	1,376,276
U.S. Bancorp	312,303	8,934,989
Wachovia Corp.	217,592	10,707,702
Zions Bancorp	14,520	960,788

		120,463,831

Beverages/Alcoholic (0.4%)
Adolph Coors Co., Class B	5,770	384,859
Anheuser-Busch Cos., Inc.	133,134	6,650,043
Brown-Forman Corp., Class B	20,171	905,678

		7,940,580

Beverages/Soft Drink (1.8%)
Coca-Cola Co.	403,217	16,394,803
Coca-Cola Enterprises, Inc.	76,757	1,604,989
Pepsi Bottling Group, Inc. (The)	42,221	1,183,877
PepsiCo, Inc.	281,574	13,960,439

		33,144,108

Biotechnology (0.0%)
Chiron Corp. (b)	26,981	874,724

2004 Annual Report 7

Statement of Investments (Continued)
October 31, 2004

Gartmore S&P 500 Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Broadcast Media/Cable Television (0.8%)
Clear Channel Communications, Inc.	99,200	$3,313,280
Comcast Corp. Special, Class A (b)	39,600	1,149,984
Comcast Corp., Class A (b)	331,775	9,787,363

		14,250,627

Business Services (0.3%)
Cintas Corp.	24,001	1,035,403
Compuware Corp. (b)	62,707	363,074
Convergys Corp. (b)	23,682	308,103
Monster Worldwide, Inc. (b)	17,031	477,720
NCR Corp. (b)	15,345	864,691
Pitney Bowes, Inc.	38,396	1,679,824

		4,728,815

Chemicals (0.2%)
Great Lakes Chemical Corp.	6,935	177,675
Millipore Corp. (b)	6,625	304,684
Praxair, Inc.	54,032	2,280,150
Sigma Aldrich Corp.	11,825	657,943

		3,420,452

Chemicals/ Diversified (1.2%)
Air Products & Chemicals, Inc.	37,766	2,008,396
Dow Chemical Co.	156,090	7,014,685
E.I. du Pont de Nemours and Co.	165,850	7,109,990
Eastman Chemical Co.	11,660	553,500
Engelhard Corp.	20,691	585,555
Hercules, Inc. (b)	16,021	228,780
Occidental Petroleums Corp.	65,127	3,636,040
Rohm & Haas Co.	33,977	1,440,285

		22,577,231

Communications Equipment (1.6%)
CIENA Corp. (b)	91,908	227,013
Citizens Communications Co.	41,536	556,582
Corning, Inc. (b)	231,622	2,652,072
JDS Uniphase Corp. (b)	239,354	758,752
Motorola, Inc.	392,628	6,776,759
Tellabs, Inc. (b)	74,052	592,416
Verizon Communications, Inc.	460,080	17,989,129

		29,552,723

Computer Equipment (1.7%)
American Power Conversion Corp.	33,331	642,622
Dell Computer Corp. (b)	414,858	14,544,921
EMC Corp. (b)	399,587	5,142,685
Gateway, Inc. (b)	50,362	294,618
Hewlett Packard Co.	501,890	9,365,267
Network Appliance, Inc. (b)	56,284	1,377,269

		31,367,382

Computer Integrated Systems Design (0.1%)
Avaya, Inc. (b)	74,419	1,071,634

Computer Software & Services (6.7%)
Adobe Systems, Inc.	39,821	2,231,171
Affiliated Computer Services, Inc., Class A (b)	20,641	1,125,967
Automatic Data Processing, Inc.	97,078	4,212,214
BMC Software, Inc. (b)	37,056	701,100
Cisco Systems, Inc. (b)	1,123,709	21,586,449
Citrix Systems, Inc. (b)	28,071	677,353
Computer Associates International, Inc.	97,238	2,694,465
Electronic Data Systems Corp.	78,462	1,668,887
First Data Corp.	142,452	5,880,419
Fiserv, Inc. (b)	30,866	1,096,978
Intuit, Inc. (b)	31,231	1,416,638
Mercury Interactive Corp. (b)	15,820	687,063
Microsoft Corp.	1,806,889	50,574,822
Novell, Inc. (b)	64,272	462,116
NVIDIA Corp. (b)	26,861	388,679
Oracle Corp. (b)	859,338	10,879,218
Parametric Technology Corp. (b)	40,551	210,460
PeopleSoft, Inc. (b)	61,012	1,267,219
Siebel Systems, Inc. (b)	84,003	798,029
Sun Microsystems, Inc. (b)	552,782	2,504,102
Sungard Data Systems, Inc. (b)	47,951	1,270,222
Symantec Corp. (b)	52,362	2,981,492
Symbol Technologies, Inc.	39,736	583,722
Unisys Corp. (b)	55,662	591,130
VERITAS Software Corp. (b)	71,951	1,574,288
Yahoo!, Inc. (b)	226,148	8,184,296

		126,248,499

Computers/Hardware (1.6%)
Apple Computer, Inc. (b)	64,437	3,384,876
International Business Machines Corp.	278,410	24,987,297
Lexmark International, Inc. (b)	21,501	1,786,948

		30,159,121

Conglomerates (1.0%)
Illinois Tool Works, Inc.	50,247	4,636,793
ITT Industries, Inc.	15,330	1,243,876
Johnson Controls, Inc.	31,586	1,811,457
Tyco International Ltd.	320,300	9,977,345

		17,669,471

8 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Construction & Building Materials (0.3%)
Centex Corp.	19,481	$1,011,843
Fluor Corp.	13,885	644,819
KB Home	8,915	733,259
Pulte Corp.	20,891	1,146,499
Sherwin Williams Co.	23,686	1,011,866
Vulcan Materials Co.	16,976	845,065

		5,393,351

Construction & Housing (0.1%)
Masco Corp.	72,027	2,467,645

Construction Machinery (0.2%)
Caterpillar, Inc.	56,932	4,585,303

Consumer Durable (0.3%)
Black & Decker Corp.	12,865	1,032,802
Danaher Corp.	51,247	2,825,247
Fortune Brands, Inc.	23,986	1,746,661
Whirlpool Corp.	10,725	630,094

		6,234,804

Consumer Finance (2.1%)
Citigroup, Inc.	860,888	38,197,601

Consumer Non-Cyclical (2.5%)
Alberto Culver Co., Class B	12,020	539,217
Avon Products, Inc.	78,617	3,109,302
Clorox Co. (The)	34,386	1,877,476
Colgate-Palmolive Co.	88,208	3,935,841
Ecolab, Inc.	42,811	1,449,152
Gillette Co. (The)	166,540	6,908,080
International Flavor and Fragrances, Inc.	14,540	567,787
Kimberly-Clark Corp.	82,187	4,904,098
Pall Corp.	20,791	537,655
Procter & Gamble Co.	422,474	21,622,220

		45,450,828

Containers (0.1%)
Ball Corp.	18,630	742,406
Bemis Co., Inc.	17,796	471,060
Sealed Air Corp. (b)	13,997	693,411

		1,906,877

Credit Reporting Services (0.1%)
Moody’s Corp.	24,601	1,914,204

Data Processing & Reproduction (0.1%)
Computer Sciences Corp. (b)	30,681	1,523,925

Distribution (0.2%)
SYSCO Corp.	106,233	3,428,139

Drugs (5.3%)
Amerisource Bergen Corp.	16,626	915,095
Amgen Corp. (b)	210,348	11,947,766
Biogen, Inc. (b)	56,272	3,272,780
Eli Lilly & Co.	187,891	10,317,095
Express Scripts, Inc. (b)	13,560	867,840
Forest Laboratories, Inc. (b)	61,532	2,744,327
Genzyme Corp. (b)	37,851	1,986,042
Gilead Sciences, Inc. (b)	71,600	2,479,508
Laboratory Corp. of America Holdings (b)	22,900	1,048,820
Medimmune, Inc. (b)	38,361	1,090,220
Merck & Co., Inc.	368,676	11,543,246
Mylan Laboratories, Inc.	41,051	706,898
Pfizer, Inc.	1,254,834	36,327,443
Schering Plough Corp.	244,727	4,432,006
Wyeth	221,672	8,789,295

		98,468,381

Educational Services (0.1%)
Apollo Group, Inc. (b)	32,026	2,113,716

Electrical Equipment (3.9%)
Agilent Technologies, Inc. (b)	80,663	2,021,415
Cooper Industries Ltd., Class A	14,930	954,027
Eaton Corp.	25,016	1,599,773
Emerson Electric Co.	69,782	4,469,537
Fisher Scientific International, Inc. (b)	18,500	1,061,160
General Electric Co.	1,754,632	59,868,044
Rockwell International Corp.	29,076	1,212,178
W.W. Grainger, Inc.	13,725	804,148

		71,990,282

Electronics (2.6%)
Altera Corp. (b)	60,582	1,377,029
Applied Micro Circuits Corp. (b)	52,062	189,506
Broadcom Corp., Class A (b)	51,531	1,393,914
Intel Corp.	1,066,138	23,732,231
Jabil Circuit, Inc. (b)	28,741	698,694
KLA-Tencor Corp. (b)	32,121	1,462,469
Linear Technology Corp.	51,067	1,934,418
LSI Logic Corp. (b)	60,282	274,283
Maxim Integrated Products, Inc.	54,014	2,376,075
Molex, Inc.	31,521	932,076
National Semiconductor Corp.	59,477	993,266
PMC-Sierra, Inc. (b)	29,411	301,757
QLogic Corp. (b)	15,345	498,713
RadioShack Corp.	26,571	795,270
Sanmina Corp. (b)	86,639	693,112
Solectron Corp. (b)	130,876	683,173
Tektronix, Inc.	15,295	463,897
Teradyne, Inc. (b)	32,001	529,937

2004 Annual Report 9

Statement of Investments (Continued)
October 31, 2004

Gartmore S&P 500 Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Electronics (continued)
Texas Instruments, Inc.	287,659	$7,033,262
Xilinx, Inc.	57,722	1,766,293

		48,129,375

Entertainment (0.7%)
Electronic Arts, Inc. (b)	50,507	2,268,774
International Game Technology	57,232	1,890,945
Walt Disney Co. (The)	341,440	8,611,118

		12,770,837

Farm Machinery (0.1%)
Deere & Co.	41,246	2,465,686

Financial (3.3%)
American Express Co.	210,657	11,179,567
Capital One Financial Corp.	40,186	2,964,119
Charles Schwab Corp.	227,087	2,077,846
CIT Group, Inc.	36,200	1,462,480
Comerica, Inc.	28,526	1,754,634
Countrywide Credit Industries, Inc.	93,592	2,988,393
Fannie Mae	160,875	11,285,382
Federated Investors, Inc.	15,311	443,866
Golden West Financial Corp.	25,411	2,971,054
Goldman Sachs Group, Inc.	80,772	7,946,349
Lehman Brothers Holdings, Inc.	45,101	3,705,047
MBNA Corp.	212,347	5,442,454
Providian Financial Corp. (b)	48,666	756,756
Washington Mutual, Inc.	145,032	5,614,189

		60,592,136

Financial Services (1.5%)
AMBAC Financial Group, Inc.	16,701	1,303,680
E*TRADE Financial Corp. (b)	56,722	731,714
First Horizon National Corp.	20,491	886,850
H&R Block, Inc.	28,336	1,347,377
Janus Capital Group, Inc.	39,731	605,898
Marshall & Ilsley Corp.	37,066	1,555,660
SLM Corp.	72,422	3,277,820
Sovereign Bancorp, Inc.	57,000	1,234,050
Wells Fargo Co.	280,664	16,761,254

		27,704,303

Food & Related (2.1%)
Altria Group, Inc.	340,943	16,522,097
Archer-Daniels Midland Co.	108,143	2,094,730
Campbell Soup Co.	68,232	1,831,347
ConAgra, Inc.	87,828	2,318,659
General Mills, Inc.	63,162	2,794,919
H.J. Heinz Co.	58,057	2,110,372
Hershey Foods Corp.	42,022	2,130,095
Kellogg Co.	68,742	2,955,906
McCormick & Co.	22,746	805,891
Sara Lee Corp.	131,799	3,068,281
W.M. Wrigley Jr. Co.	37,356	2,443,082

		39,075,379

Furniture & Home Furnishings (0.0%)
Leggett & Platt, Inc.	31,901	897,375

Healthcare (5.7%)
Abbott Laboratories	259,463	11,060,908
Allergan, Inc.	21,916	1,568,309
Bard (C.R.), Inc.	17,386	987,525
Bausch & Lomb, Inc.	8,845	539,191
Baxter International, Inc.	102,173	3,142,841
Becton Dickinson & Co.	41,686	2,188,515
Biomet, Inc.	42,251	1,972,277
Boston Scientific Corp. (b)	139,954	4,940,376
Bristol-Myers Squibb Co.	323,240	7,573,513
Cardinal Health, Inc.	71,497	3,342,485
Guidant Corp.	52,267	3,482,028
HCA, Inc.	80,233	2,946,958
Health Management Associates, Inc., Class A	40,441	835,511
Humana, Inc. (b)	26,461	506,728
Johnson & Johnson Co.	493,225	28,794,475
King Pharmaceuticals, Inc. (b)	40,123	437,742
Manor Care, Inc.	14,520	475,385
McKesson HBOC, Inc.	48,747	1,299,595
Medco Health Solutions, Inc. (b)	45,226	1,533,614
Medtronic, Inc.	201,006	10,273,417
Quest Diagnostics, Inc.	16,086	1,408,168
St. Jude Medical, Inc. (b)	29,411	2,252,000
Stryker Corp.	66,677	2,873,112
Tenet Healthcare Corp. (b)	77,487	830,661
UnitedHealth Group, Inc.	110,509	8,000,852
Watson Pharmaceutical, Inc. (b)	16,806	471,072
Wellpoint Health Networks, Inc. (b)	26,126	2,551,465

		106,288,723

Hotels & Casinos (0.1%)
Harrah’s Entertainment, Inc.	18,221	1,066,293

Hotels/Motels (0.5%)
Cendant Corp.	175,445	3,612,412
Hilton Hotels Corp.	63,387	1,261,401
Marriott International, Inc., Class A	38,081	2,075,034
Starwood Hotels & Resorts Worldwide, Inc.	34,624	1,652,604

		8,601,451

10 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Industrial Diversified (0.1%)
Parker Hannifin Corp.	17,156	$1,211,728
Thermo Electron Corp. (b)	27,176	788,104

		1,999,832

Insurance (3.9%)
ACE Ltd.	40,611	1,545,655
Aetna, Inc.	25,521	2,424,495
Allstate Corp. (The)	115,214	5,540,641
American International Group, Inc.	432,966	26,285,366
Anthem, Inc. (b)	23,175	1,863,270
AON Corp.	47,927	978,190
Chubb Corp. (The)	31,781	2,292,364
CIGNA Corp.	22,861	1,450,759
Cincinnati Financial Corp.	27,971	1,167,789
Hartford Financial Services Group, Inc.	48,771	2,852,128
Lincoln National Corp.	29,236	1,280,537
Loews Corp.	30,171	1,807,243
MBIA, Inc.	23,776	1,375,679
MetLife, Inc.	124,679	4,781,440
MGIC Investment Corp.	15,360	987,802
Principal Financial Group, Inc.	52,107	1,967,560
Progressive Corp. (The)	13,700	1,281,635
Prudential Financial, Inc.	86,243	4,007,712
SAFECO Corp.	22,551	1,042,758
St. Paul Cos., Inc.	111,115	3,773,465
Torchmark Corp.	18,231	984,839
UnumProvident Corp.	42,149	575,755
XL Capital Ltd., Class A	20,646	1,496,835

		71,763,917

Insurance/Life (0.2%)
AFLAC, Inc.	84,313	3,025,150
Jefferson-Pilot Corp.	22,661	1,094,300

		4,119,450

Insurance Brokers (0.1%)
Marsh & McLennan Cos., Inc.	86,493	2,392,396

Investment Management (1.2%)
Franklin Resources, Inc.	41,471	2,513,972
Merrill Lynch & Co.	156,095	8,419,764
Morgan Stanley Dean Witter & Co.	182,542	9,326,071
T. Rowe Price Group, Inc.	21,191	1,181,822

		21,441,629

Leisure Products (0.4%)
Brunswick Corp.	15,840	743,213
Carnival Corp.	95,863	4,846,833
Hasbro, Inc.	29,421	520,457
Mattel, Inc.	62,923	1,101,782

		7,212,285

Manufacturing (1.2%)
3M Co.	130,089	10,091,003
American Standard Cos., Inc. (b)	35,516	1,298,820
Crane Co.	9,825	273,823
Cummins, Inc.	6,100	427,488
Dover Corp.	33,756	1,325,598
Honeywell International, Inc.	142,869	4,811,827
Power-One, Inc. (b)	11,690	82,064
PPG Industries, Inc.	28,506	1,817,258
Stanley Works (The)	13,580	604,582
Textron, Inc.	22,246	1,516,065

		22,248,528

Medical Equipment & Supplies (0.0%)
PerkinElmer, Inc.	16,896	347,044

Medical Products (0.2%)
Zimmer Holdings, Inc. (b)	40,746	3,161,482

Metals & Mining (0.6%)
Alcoa, Inc.	144,526	4,697,095
Freeport-McMoRan Copper & Gold, Inc.	29,806	1,079,573
Newmont Mining Corp.	73,632	3,498,993
Phelps Dodge Corp.	15,343	1,343,126

		10,618,787

Mortgage/Asset Backed Obligations (0.4%)
Freddie Mac	114,138	7,601,591

Motor Vehicles (0.2%)
Harley-Davidson, Inc.	49,027	2,822,484
Navistar International Corp. (b)	12,820	442,931

		3,265,415

Multimedia (1.3%)
Time Warner, Inc. (b)	759,893	12,644,620
Viacom, Inc., Class A	100	3,706
Viacom, Inc., Class B	288,174	10,515,469

		23,163,795

Natural Gas (0.1%)
NICOR, Inc.	7,305	274,084
People’s Energy Corp.	5,775	247,055
Sempra Energy	37,281	1,250,404

		1,771,543

Office Equipment & Supplies (0.2%)
Avery Dennison Corp.	18,316	1,114,345
Xerox Corp. (b)	138,254	2,042,012

		3,156,357

2004 Annual Report 11

Statement of Investments (Continued)
October 31, 2004

Gartmore S&P 500 Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Oil & Gas (5.8%)
Amerada Hess Corp.	15,420	$1,244,548
Apache Corp.	54,224	2,749,157
Ashland, Inc.	11,825	681,357
BJ Services Co.	27,746	1,415,046
ChevronTexaco Corp.	353,956	18,780,905
ConocoPhillips	114,491	9,652,736
Devon Energy Corp.	40,154	2,970,191
El Paso Corp.	98,413	879,812
EOG Resources, Inc.	20,441	1,360,553
Exxon Mobil Corp.	1,081,161	53,214,745
KeySpan Corp.	26,591	1,062,310
Kinder Morgan, Inc.	20,576	1,324,477
Marathon Oil Corp.	57,502	2,191,401
Nabors Industries Ltd. (b)	26,177	1,285,814
Noble Corp. (b)	23,031	1,052,056
Rowan Cos., Inc. (b)	15,986	408,123
Sunoco, Inc.	11,560	859,602
Transocean Sedco Forex, Inc. (b)	49,207	1,734,547
Unocal Corp.	44,016	1,837,668
Valero Energy Corp.	41,992	1,804,396
Williams Cos., Inc. (The)	92,338	1,155,148

		107,664,592

Oil Equipment & Services (1.0%)
Anadarko Petroleum Corp.	41,538	2,801,738
Baker Hughes, Inc.	55,447	2,374,795
Burlington Resources, Inc.	65,562	2,720,823
Dynegy, Inc., Class A (b)	63,072	310,945
Halliburton Co.	73,362	2,717,328
Kerr-Mcgee Corp.	23,055	1,365,317
Schlumberger Ltd.	87,568	5,511,531

		17,802,477

Paper & Forest Products (0.5%)
Boise Cascade Corp.	13,210	389,959
Georgia-Pacific Corp.	42,954	1,485,779
International Paper Co.	80,858	3,113,841
Louisiana-Pacific Corp.	18,196	445,984
MeadWestvaco Corp.	33,547	1,057,737
Pactiv Corp. (b)	25,036	593,103
Temple Inland, Inc.	8,755	517,596
Weyerhaeuser Co.	39,801	2,493,135

		10,097,134

Pharmacy Services (0.2%)
Caremark Rx, Inc. (b)	77,420	2,320,277
Hospira, Inc. (b)	25,946	827,937

		3,148,214

Photographic (0.1%)
Eastman Kodak Co.	43,546	1,318,573

Pollution Control (0.2%)
Allied Waste Industries, Inc. (b)	40,007	326,457
Waste Management, Inc.	96,413	2,745,842

		3,072,299

Printing & Publishing (0.7%)
Dow Jones & Company, Inc.	12,680	561,090
Gannett Co., Inc.	44,376	3,680,989
Knight-Ridder, Inc.	12,875	882,324
McGraw-Hill Cos., Inc. (The)	31,601	2,725,586
Meredith Corp.	8,335	408,415
New York Times Co., Class A	24,406	977,460
R.R. Donnelley & Sons Co.	32,806	1,031,749
Tribune Co.	52,909	2,285,669

		12,553,282

Railroads (0.5%)
Burlington Northern Santa Fe Corp.	61,852	2,586,032
CSX Corp.	35,706	1,303,269
Norfolk Southern Corp.	65,437	2,221,586
Union Pacific Corp.	43,116	2,715,015

		8,825,902

Real Estate Investment Trusts (0.4%)
Apartment Investment & Management Co.	14,440	529,804
Equity Office Properties Trust	66,982	1,883,533
Equity Residential Property Trust	45,411	1,514,457
Plum Creek Timber Co., Inc.	30,461	1,105,430
ProLogis Trust	27,951	1,089,530
Simon Property Group, Inc.	31,661	1,846,469

		7,969,223

Restaurants (0.5%)
Darden Restaurants, Inc.	26,276	643,762
McDonald’s Corp.	208,741	6,084,800
Wendy’s International, Inc.	18,836	628,557
YUM! Brands, Inc.	48,281	2,100,224

		9,457,343

Retail (5.8%)
AutoZone, Inc. (b)	14,010	1,146,158
Bed Bath & Beyond, Inc. (b)	49,902	2,035,503
Best Buy Co., Inc.	53,977	3,196,518
Big Lots, Inc. (b)	19,151	237,281
Circuit City Stores, Inc.	30,636	497,835
Costco Wholesale Corp.	76,657	3,674,937
CVS Corp.	66,367	2,884,310
Dillards, Inc., Class A	13,890	284,606
Dollar General Corp.	50,097	964,367
Family Dollar Stores, Inc.	28,006	827,577
Federated Department Stores, Inc.	29,151	1,470,668
Gap, Inc. (The)	150,220	3,001,396

12 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Retail (continued)
Home Depot, Inc.	364,867	$14,988,735
J.C. Penney Co., Inc.	47,781	1,652,745
Jones Apparel Group, Inc.	20,691	730,392
Kohl’s Corp. (b)	56,797	2,883,016
Limited, Inc. (The)	75,528	1,871,584
Lowe’s Cos., Inc.	129,599	7,293,832
May Department Stores Co. (The)	48,456	1,262,763
Nordstrom, Inc.	23,246	1,003,762
Office Depot, Inc. (b)	52,062	842,884
Sears, Roebuck & Co.	35,146	1,230,110
Staples, Inc.	82,648	2,457,952
Starbucks Corp. (b)	66,062	3,493,359
Target Corp.	150,090	7,507,502
Tiffany & Co.	22,886	671,246
TJX Cos., Inc.	81,268	1,948,807
Toys “R” Us, Inc. (b)	31,801	572,736
Wal-Mart Stores, Inc.	705,082	38,018,020

		108,650,601

Retail/Food & Drug (0.6%)
Albertson’s, Inc.	61,861	1,411,049
Kroger Co. (b)	122,809	1,855,644
Safeway, Inc. (b)	74,282	1,354,904
Supervalu, Inc.	21,331	629,051
Walgreen Co.	170,225	6,109,376
Winn-Dixie Stores, Inc.	18,066	62,147

		11,422,171

Semiconductors (0.5%)
Advanced Micro Devices, Inc. (b)	58,942	991,404
Analog Devices, Inc.	62,857	2,530,623
Applied Materials, Inc. (b)	282,219	4,543,727
Micron Technology, Inc. (b)	101,668	1,238,316
Novellus Systems, Inc. (b)	25,621	663,840

		9,967,910

Services (1.3%)
Autodesk, Inc.	19,431	1,024,985
Deluxe Corp.	8,335	317,480
eBay, Inc. (b)	109,838	10,721,288
Equifax, Inc.	22,651	592,324
Exelon Corp.	109,698	4,346,235
IMS Health, Inc.	38,874	823,351
Omnicom Group, Inc.	31,091	2,453,080
Paychex, Inc.	62,852	2,061,168
Robert Half International, Inc.	28,606	758,917
Ryder System, Inc.	9,905	496,241
Sabre Holdings, Inc.	22,773	489,847

		24,084,916

Steel (0.1%)
Allegheny Teledyne, Inc.	15,075	253,411
Nucor Corp.	26,730	1,128,808
United States Steel Corp.	19,931	731,866
Worthington Industries, Inc.	14,505	287,924

		2,402,009

Telecommunications (3.0%)
ADC Telecommunications, Inc. (b)	126,192	278,884
ALLTEL Corp.	51,267	2,816,096
Andrew Corp. (b)	26,746	373,909
AT&T Corp.	132,100	2,260,231
BellSouth Corp.	304,224	8,113,654
CenturyTel, Inc.	22,676	727,673
Comverse Technology, Inc. (b)	34,306	708,076
Lucent Technologies, Inc. (b)	716,132	2,542,269
Nextel Communications, Inc. (b)	185,076	4,902,663
QUALCOMM, Inc.	270,478	11,308,685
Qwest Communications International, Inc. (b)	301,630	1,031,575
SBC Communications, Inc.	550,718	13,911,137
Scientific-Atlanta, Inc.	25,416	696,144
Sprint Corp.	241,442	5,058,210
Univision Communications, Inc., Class A (b)	49,417	1,529,950

		56,259,156

Tire & Rubber (0.0%)
Cooper Tire & Rubber Co.	13,745	267,752
Goodyear Tire & Rubber Co. (b)	26,421	266,324

		534,076

Tobacco (0.2%)
Reynolds American, Inc.	24,995	1,721,156
UST, Inc.	27,081	1,114,654

		2,835,810

Trucking (0.8%)
United Parcel Service, Inc., Class B	186,816	14,792,091

Utilities (2.4%)
AES Corp. (The) (b)	92,693	1,010,354
Allegheny Energy, Inc. (b)	24,496	448,522
Ameren Corp.	24,556	1,178,688
American Electric Power Co., Inc.	65,797	2,166,695
Calpine Corp. (b)	83,542	208,020
Centerpoint Energy, Inc.	51,142	537,502
Cinergy Corp.	27,836	1,100,079
CMS Energy Corp. (b)	16,956	158,708
Consolidated Edison, Inc.	40,526	1,760,855
Constellation Energy Group, Inc.	29,186	1,185,535
Dominion Resources, Inc.	54,894	3,530,782
DTE Energy Co.	25,191	1,075,908
Duke Energy Corp.	155,817	3,822,191

2004 Annual Report 13

Statement of Investments (Continued)
October 31, 2004

Gartmore S&P 500 Index Fund (Continued)

Index Series

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Utilities (continued)
Edison International	54,132	$1,651,026
Entergy Corp.	37,776	2,469,039
FirstEnergy Corp.	54,800	2,264,884
FPL Group, Inc.	30,766	2,119,777
NiSource, Inc.	43,358	930,029
PG&E Corp. (b)	68,172	2,184,231
Pinnacle West Capital Corp.	15,225	648,890
PPL Corp.	24,431	1,270,412
Progress Energy, Inc.	41,051	1,695,406
Public Service Enterprise Group, Inc.	39,411	1,678,514
Southern Co.	122,649	3,874,482
TECO Energy, Inc.	33,081	463,134
TXU Corp.	51,722	3,166,421
Xcel Energy, Inc.	66,487	1,136,928

		43,737,012

Total Common Stocks		1,739,182,848

Repurchase Agreements (5.7%)
CS First Boston, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $44,253,083 (Fully collateralized by U.S. Agency Securities and Treasury Notes)	$44,246,630	44,246,630

Nomura Securities, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $61,832,237 (Fully collateralized by U.S. Agency Securities and AA Rated Corporate Bonds)	61,823,222	61,823,222

Total Repurchase Agreements		106,069,852

Short-Term Securities Held as Collateral for Securities Lending (2.0%)
	Shares or
	Principal Amount	Value

Pool of short-term securities for Gartmore Mutual Funds - footnote 2 (Securities Lending)	$36,450,779	36,450,779

Total Short-Term Securities Held as Collateral for Securities Lending		36,450,779

Total Investments (Cost $1,808,872,715) (a) — 101.6%		1,881,703,479

Other liabilities in excess of assets — (1.6%)		(28,947,704)

NET ASSETS — 100.0%		$1,852,755,775

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At October 31, 2004 the Fund’s open long future contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts*	Expiration	Securities	(Depreciation)

410	S&P 500	12/17/04	$115,855,750	$912,296

*	Cash pledged as collateral.

See notes to financial statements.

14 Annual Report 2004

Index Series

Gartmore Mid Cap Market Index Fund

For the annual period ended Oct. 31, 2004, the Gartmore Mid Cap Market Index Fund returned 10.07% (Class A at NAV) versus 11.04% for its benchmark, the S&P MidCap 400 Index. For broader comparison, the average return for this Fund’s Lipper peer category of Mid-Cap Core Funds was 10.62%.

The second quarter of 2004 showed flat to positive returns for the domestic equity market, influenced mainly by indecisive investors. This behavior stemmed from continued political tension in the United States, violence in Iraq, record high oil prices and improving economic data. A shift in investor favor from low-quality, low-price and high-beta (more volatile) securities to higher-quality, higher-cap and lower-beta stocks took place at the end of the first quarter of 2004 and grew stronger into the second quarter.

The S&P Mid Cap 400 Index total return posted a negative return of -2.10% for the third quarter of 2004. The flow of economic news continually pointed toward a strengthening economy. The stock market, however, still faced a number of uncertain challenges, including the geopolitical situation, record high oil prices, the buildup to the U.S. presidential election and a shifting Federal Reserve policy. The S&P Mid Cap 400 Index returned to positive territory in October 2004 and posted a total return of 1.60%.

Turning to sector performance, nine of 10 S&P Mid Cap 400 Index sectors posted positive returns during the reporting period. Energy was the leader, returning 42.87%. Materials and financials also were top performers, returning 28.12% and 13.54%, respectively. Information technology was the bottom performer, returning -10.58%, followed by health care and telecommunication services with respective returns of 7.07% and 7.93%.

Top Fund security holdings at the end of the period were The Washington Post Co., XTO Energy Inc. and Harman International Industries, Inc. Fund holding weights for each security are determined by each security’s respective benchmark weighting. All transactions during the period were driven either by changes to the composition of the benchmark index or Fund shareholder activity.

As we look ahead, many investors will be watching to see whether the election results will allow the President and Congress to enact the equity-friendly legislation that they have proposed. In terms of initiatives that will likely affect the markets, we think some of the most important ones include Social Security reform and an introduction of some sort of private accounting system, attempts to make President Bush’s first-term tax cuts permanent, as well as increased military spending, tort reform, and attempts to pass a comprehensive energy bill. Social Security reform and the introduction of private accounts could mean more money flowing into stocks. Making the tax cuts permanent would improve the after-tax return on equity investments. Tort reform could improve corporate profits and make corporations less risk-averse. Increased military spending and energy policy changes would likely help the defense and energy sectors of the economy. The unknown equation is how much tension will center on fiscal policy and higher spending levels, given the current budget deficit.

Portfolio Manager:

Fund Asset Management, L.P.,—Subadviser

Class A: GMXAX
Class B: GMCBX
Class C: GMCCX
Institutional Class: GMXIX

2004 Annual Report 15

Index Series

Gartmore Mid Cap Market Index Fund

Fund Performance

Average Annual Total Return

(For Periods Ended October 31, 2004)

		One year	Inception[1]

Class A	without sales charge[2]	10.07%	7.13%
	with sales charge[3]	3.78%	5.83%

Class B4	without sales charge[2]	9.44%	6.61%
	with sales charge[5]	4.44%	6.29%

Class C6	without sales charge[2]	9.48%	6.60%
	with sales charge[7]	8.48%	6.60%

Institutional Class[8]		10.47%	7.60%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	Fund commenced operations on December 29, 1999.

[2]	These returns do not reflect the effects of sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (5/25/01) include performance based on the Fund’s Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Fund’s Class A for the period through May 24, 2001 and the Fund’s Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Mid Cap Market Index Fund, the S&P MidCap 400 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

16 Annual Report 2004

Gartmore Mid Cap Market Index Fund
Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004. Per SEC requirements, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2004.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(October 31, 2004)

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
Mid Cap Market Index Fund			5/1/04	10/31/04	During Period*	Expense Ratio

Class A	Actual		$1,000	$1,034	$3.58	0.70%
	Hypothetical	[1]	$1,000	$1,021	$3.56	0.70%

Class B	Actual		$1,000	$1,032	$6.69	1.31%
	Hypothetical	[1]	$1,000	$1,018	$6.67	1.31%

Class C	Actual		$1,000	$1,032	$6.69	1.31%
	Hypothetical	[1]	$1,000	$1,018	$6.67	1.31%

Institutional Class	Actual		$1,000	$1,036	$1.59	0.31%
	Hypothetical	[1]	$1,000	$1,023	$1.58	0.31%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

[1]	Represents the hypothetical 5% annual return before expenses.

2004 Annual Report 17

Gartmore Mid Cap Market Index Fund

Index Series

Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	89.9%
Repurchase Agreements	9.2%
Other Investments*	15.1%
Liabilities in excess of Other Assets**	-14.2%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Healthcare	7.5%
Retail	6.9%
Oil & Gas	6.8%
Utilities	6.5%
Banks	5.9%
Insurance	4.8%
Computer Software & Services	4.2%
Electronics	4.1%
Financial Services	3.9%
Communications Equipment	3.2%
Other Industries	46.2%

100.0%

Top Holdings

Washington Post Co.	0.8%
XTO Energy, Inc.	0.8%
Murphy Oil Corp.	0.7%
Harman International Industries, Inc.	0.7%
L-3 Communications Holdings, Inc.	0.7%
Lennar Corp.	0.6%
D.R. Horton, Inc.	0.6%
Legg Mason, Inc.	0.6%
Weatherford International Ltd.	0.6%
Fidelity National Financial, Inc.	0.6%
Other Holdings	93.3%

100.0%

18 Annual Report 2004

Statement of Investments
October 31, 2004

Gartmore Mid Cap Market Index Fund

Common Stocks (89.9%)

	Shares or
	Principal Amount	Value

Aerospace/Defense (0.6%)
Alliant Techsystems, Inc. (b)	21,200	$1,218,788
Precision Castparts Corp.	34,300	2,058,000
Sequa Corp. (b)	4,660	251,547

		3,528,335

Agricultural Products (0.1%)
Universal Corp.	15,140	693,109

Airlines (0.4%)
AirTran Holdings, Inc. (b)	45,000	522,900
Alaska Air Group, Inc. (b)	15,200	400,368
Jetblue Airways Corp. (b)	57,950	1,277,798

		2,201,066

Amusement & Recreation (0.3%)
Callaway Golf Co.	40,900	426,587
International Speedway Corp.	27,800	1,307,712
Six Flags, Inc. (b)	52,200	263,088

		1,997,387

Auto Parts & Equipment (1.2%)
Arvinmeritor, Inc.	35,460	661,684
Bandag, Inc.	8,700	400,200
BorgWarner Automotive, Inc.	29,820	1,383,052
Gentex Corp.	43,440	1,433,954
Lear Corp.	38,220	2,060,822
Modine Manufacturing Co.	17,800	546,638
Superior Industries International, Inc.	16,200	441,774

		6,928,124

Automotive (0.2%)
Adesa, Inc. (b)	53,500	1,078,025

Banks (5.9%)
Associated Banc Corp.	69,821	2,422,090
Astoria Financial Corp.	39,680	1,551,091
Banknorth Group, Inc.	95,407	3,365,005
City National Corp.	27,500	1,894,750
Colonial Bancgroup, Inc.	69,540	1,505,541
Compass Bancshares, Inc.	65,940	3,149,954
Cullen/ Frost Bankers, Inc.	27,480	1,346,520
FirstMerit Corp.	44,480	1,162,262
Greater Bay Bancorp	29,680	927,352
Hibernia Corp.	82,900	2,404,100
Independence Community Bank Corp.	47,136	1,773,728
IndyMac Bancorp, Inc.	34,800	1,122,648
Mercantile Bankshare Corp.	42,450	2,069,013
New York Community Bancorp, Inc.	142,614	2,618,393
Silicon Valley Bancshares (b)	20,620	825,006
Suntrust Banks, Inc.	505	35,542
TCF Financial Corp.	77,500	2,442,800
Washington Federal, Inc.	39,510	1,008,295
Webster Financial Corp.	27,600	1,319,280
West America Bancorp	16,320	933,341
Wilmington Trust Corp.	35,300	1,219,968

		35,096,679

Biotechnology (0.8%)
Millenium Pharmaceuticals, Inc. (b)	164,463	2,134,730
Protein Design Labs, Inc. (b)	52,020	996,183
Valeant Pharmaceuticals International	46,900	1,125,600
Vertex Pharmaceuticals, Inc. (b)	39,580	430,630

		4,687,143

Broadcasting (0.4%)
Emmis Communications Corp. (b)	28,400	531,080
Entercom Communications Corp. (b)	28,480	945,536
Westwood One, Inc. (b)	51,780	1,195,082

		2,671,698

Business Services (2.0%)
Acxiom Corp.	45,240	1,131,000
Catalina Marketing Corp.	29,700	760,617
Ceridian Corp. (b)	79,040	1,363,440
CheckFree Corp. (b)	45,900	1,422,900
CSG Systems International, Inc. (b)	28,480	478,749
Fair Issac Corp.	39,350	1,188,370
Gartner Group, Inc. (b)	18,780	223,482
Gartner Group, Inc., Class B (b)	38,200	443,502
Harte-Hanks, Inc.	44,240	1,138,738
Kelly Services, Inc.	18,175	489,180
Korn/ Ferry International (b)	22,800	396,720
Manpower, Inc.	49,960	2,260,690
MPS Group, Inc. (b)	51,140	538,504

		11,835,892

Chemicals (2.2%)
Airgas, Inc.	38,300	942,180
Albemarle Corp.	21,100	756,435
Cabot Corp.	32,500	1,107,600
Crompton Corp.	63,500	590,550
Cytec Industries, Inc.	22,400	1,041,824
Ferro Corp.	25,100	528,857
FMC Corp. (b)	19,460	853,321
Lubrizol Corp.	37,380	1,298,207
Lyondell Chemical Co.	98,600	2,265,828
Minerals Technologies, Inc.	12,240	735,624
Olin Corp.	40,660	760,342
RPM, Inc.	62,800	1,107,164
Valspar Corp.	27,000	1,259,820

		13,247,752

2004 Annual Report 19

Statement of Investments (Continued)
October 31, 2004

Gartmore Mid Cap Market Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Commercial Services (0.3%)
Alliance Data Systems Corp. (b)	42,800	$1,809,584

Communication Equipment (3.2%)
Adtran, Inc.	41,700	900,720
Advanced Fibre Communications, Inc. (b)	50,000	781,000
Cincinnati Bell, Inc. (b)	116,800	398,288
CommScope, Inc. (b)	25,020	450,610
Harman International Industries, Inc.	36,200	4,350,516
Harris Corp.	37,040	2,279,071
L-3 Communications Holdings, Inc.	58,720	3,871,410
Plantronics, Inc.	25,200	1,096,200
Polycom, Inc. (b)	52,400	1,082,060
Powerwave Technologies, Inc. (b)	52,420	391,577
Telephone & Data Systems, Inc.	30,800	2,306,920
Utstarcom, Inc. (b)	63,800	1,092,256

		19,000,628

Computer Hardware (0.6%)
Keane, Inc. (b)	33,700	532,797
National Instruments Corp.	41,430	1,140,568
Quantum Corp. (b)	73,860	197,945
Storage Technology Corp. (b)	60,200	1,626,604

		3,497,914

Computer Software & Services (4.2%)
3COM Corp. (b)	221,020	915,023
Activision, Inc. (b)	77,525	1,122,562
Advent Software, Inc. (b)	16,369	341,457
Ascential Software Corp. (b)	34,238	482,413
Avocent Corp. (b)	25,700	914,920
Cadence Design Systems, Inc. (b)	144,680	1,799,819
CDW Corp.	45,740	2,837,253
Cognizant Technology Solutions Corp. (b)	72,440	2,462,960
DST Systems, Inc. (b)	46,740	2,096,289
Henry (Jack) & Associates, Inc.	46,500	866,760
Macromedia, Inc. (b)	36,000	977,040
Macrovision Corp. (b)	25,420	687,357
McAfee, Inc. (b)	85,700	2,073,940
McData Corp. (b)	54,200	340,376
Mentor Graphics Corp. (b)	35,100	408,564
Retek, Inc. (b)	28,860	159,307
RSA Security, Inc. (b)	36,400	744,744
SanDisk Corp. (b)	89,000	1,857,430
Sybase, Inc. (b)	48,200	763,006
Synopsys, Inc. (b)	86,620	1,406,709
Titan Corp. (The) (b)	42,770	634,707
Transaction Systems Architects, Inc. (b)	22,200	363,969
Wind River Systems, Inc. (b)	42,300	566,397

		24,823,002

Construction (2.8%)
D.R. Horton, Inc.	124,985	3,749,550
Dycom Industries, Inc. (b)	25,200	822,780
Granite Construction, Inc.	23,060	559,897
Hovnanian Enterprises, Inc. (b)	34,220	1,284,619
Jacobs Engineering Group, Inc. (b)	29,780	1,212,939
Lennar Corp.	84,960	3,821,501
Martin Marietta Materials, Inc.	24,500	1,115,485
The Ryland Group, Inc.	13,400	1,278,226
Thor Industries, Inc.	30,500	848,205
Toll Brothers, Inc. (b)	41,600	1,928,160

		16,621,362

Consumer & Commercial Services (1.6%)
Career Education Corp. (b)	56,660	1,777,424
Corinthian Colleges, Inc. (b)	51,180	734,945
DeVry, Inc. (b)	39,700	579,620
Dun & Bradstreet Corp. (b)	38,160	2,158,329
MoneyGram International, Inc.	47,500	883,500
Quanta Services, Inc. (b)	60,600	407,232
Rent-A-Center, Inc. (b)	44,800	1,074,752
Rollins, Inc.	23,610	622,124
Sotheby’s Holdings, Inc. (b)	32,300	603,687
United Rentals, Inc. (b)	44,500	687,525

		9,529,138

Consumer Products (2.3%)
Blyth Industries, Inc.	23,740	713,862
Choicepoint, Inc. (b)	47,620	1,982,421
Church & Dwight, Inc.	33,300	906,426
Education Management Corp. (b)	38,500	1,032,570
Energizer Holdings, Inc. (b)	43,400	2,015,062
Furniture Brands International, Inc.	30,200	658,662
Lancaster Colony Corp.	18,340	788,253
Mohawk Industries Co. (b)	35,440	3,015,235
Scotts Co. (The) (b)	17,360	1,114,859
Timberland Co., Class A (b)	18,900	1,160,460
Tupperware Corp.	34,833	581,363

		13,969,173

Containers/Packaging (0.4%)
Packaging Corp. of America	55,420	1,215,361
Sonoco Products Co.	51,700	1,377,805

		2,593,166

Electric and Electronic Equipment (0.0%)
Fisher Scientific International, Inc. (b)	1,169	67,054

20 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Electronics (4.1%)
Amphenol Corp., Class A (b)	50,200	$1,723,366
Arrow Electronics, Inc. (b)	60,800	1,456,768
Atmel Corp. (b)	252,500	802,950
Avnet, Inc. (b)	63,878	1,083,371
Cabot Microelectronics Corp. (b)	13,528	487,414
Credence Systems Corp. (b)	43,760	330,388
Cree, Inc. (b)	40,788	1,407,594
Cypress Semiconductor Corp. (b)	67,100	706,563
Hubbell, Inc.	31,700	1,449,324
Integrated Device Technology, Inc. (b)	61,200	723,384
International Rectifier Corp. (b)	35,500	1,411,125
Intersil Corp.	80,700	1,317,024
Kemet Corp. (b)	43,660	338,802
Lam Research Corp. (b)	71,460	1,860,104
Lattice Semiconductor Corp. (b)	50,360	250,289
LTX Corp. (b)	37,600	244,400
Micrel, Inc. (b)	46,500	522,195
Microchip Technology, Inc.	113,172	3,423,452
Newport Corp. (b)	20,400	230,316
Plexus Corp. (b)	22,900	283,731
RF Micro Devices, Inc. (b)	106,600	693,966
SPX Corp.	42,620	1,634,477
Thomas & Betts Corp.	31,548	894,070
TriQuint Semiconductor, Inc. (b)	63,705	226,790
Vishay Intertechnology, Inc. (b)	89,030	1,151,158

		24,653,021

Financial Services (3.9%)
Americredit Corp. (b)	84,000	1,629,600
Bank of Hawaii Corp.	29,300	1,399,075
BISYS Group, Inc. (The) (b)	63,400	925,640
Certegy, Inc.	33,300	1,177,155
Commerce Bancorp, Inc.	43,620	2,584,049
Eaton Vance Corp.	36,100	1,574,682
Edwards (A.G.), Inc.	44,700	1,620,822
Investors Financial Services Corp.	37,084	1,427,363
Jefferies Group, Inc.	29,800	1,195,874
Labranche & Co., Inc. (b)	24,800	175,832
Legg Mason, Inc.	55,770	3,553,106
PMI Group, Inc.	53,600	2,080,752
Raymond James Financial, Inc.	37,620	981,882
SEI Corp.	55,340	1,991,687
Waddell & Reed Financial, Inc.	42,100	884,521

		23,202,040

Food & Beverage (3.1%)
Constellation Brands, Inc. (b)	56,620	2,221,203
Dean Foods Co. (b)	87,498	2,611,815
Hormel Foods Corp.	74,120	2,083,513
J.M. Smucker Co.	32,971	1,467,210
Krispy Kreme Doughnuts, Inc. (b)	33,500	355,100
PepsiAmericas, Inc.	73,800	1,494,450
Sensient Technologies Corp.	26,380	572,974
Smithfield Foods, Inc. (b)	61,000	1,478,030
Tootsie Roll Industries, Inc.	27,133	822,673
Tyson Foods, Inc.	189,130	2,742,385
Whole Foods Market, Inc.	34,380	2,799,562

		18,648,915

Gaming (1.4%)
Boyd Gaming Corp	45,300	1,517,097
Caesars Entertainment, Inc. (b)	166,680	2,983,572
GTECH Holdings Corp.	65,600	1,552,752
Mandalay Resort Group	37,340	2,568,992

		8,622,413

Healthcare (7.5%)
Apria Healthcare Group, Inc. (b)	28,700	785,232
Barr Laboratories, Inc. (b)	57,445	2,162,804
Beckman Coulter, Inc.	34,240	2,037,280
Cephalon, Inc. (b)	31,500	1,501,605
Charles River Laboratories International, Inc. (b)	36,074	1,687,921
Community Health Systems, Inc. (b)	48,600	1,303,452
Covance, Inc. (b)	34,980	1,389,406
Coventry Health Care, Inc. (b)	48,300	1,975,470
Cytyc Corp. (b)	59,640	1,556,008
Dentsply International, Inc.	44,880	2,334,209
Edwards Lifesciences Corp. (b)	31,900	1,090,342
First Health Group Corp. (b)	47,640	758,429
Health Net, Inc. (b)	58,440	1,417,754
Henry Schein, Inc. (b)	24,340	1,539,018
IVAX Corp. (b)	134,618	2,436,586
LifePoint Hospitals, Inc. (b)	22,060	715,185
Lincare Holdings, Inc. (b)	55,780	2,050,473
Omnicare, Inc.	57,800	1,594,702
PacifiCare Health Systems, Inc. (b)	44,800	1,595,776
Par Pharmaceutical Cos., Inc. (b)	19,300	761,385
Patterson Cos., Inc. (b)	75,720	2,839,500
Perrigo Co.	40,100	729,018
Renal Care Group, Inc. (b)	35,750	1,128,270
Sepracor, Inc. (b)	48,100	2,209,233
Steris Corp. (b)	36,480	756,230
Triad Hospitals, Inc. (b)	42,913	1,417,416
Universal Health Services, Inc.	32,700	1,359,012
Varian Medical Systems, Inc. (b)	72,300	2,902,844
Visx, Inc. (b)	25,400	423,672

		44,458,232

2004 Annual Report 21

Statement of Investments (Continued)
October 31, 2004

Gartmore Mid Cap Market Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Insurance (4.8%)
Allmerica Financial Corp. (b)	28,700	$863,870
American Financial Group, Inc.	39,100	1,157,360
AmerUs Group Co.	22,600	944,228
Arthur J. Gallagher & Co.	48,000	1,348,800
Brown & Brown, Inc.	38,560	1,610,266
Everest Re Group Ltd.	31,080	2,466,819
Fidelity National Financial, Inc.	93,475	3,527,746
First American Financial Corp.	46,120	1,438,483
HCC Insurance Holdings, Inc.	36,960	1,097,712
Horace Mann Educators Corp.	26,500	450,500
Leucadia National Corp.	37,420	2,213,393
Ohio Casualty Corp. (b)	35,600	743,328
Old Republic International Corp.	97,830	2,284,331
Protective Life Corp.	39,000	1,532,700
Radian Group, Inc.	49,000	2,348,570
Stancorp Financial Group, Inc.	16,200	1,221,156
Unitrin, Inc.	36,000	1,554,480
W.R. Berkley Corp.	44,800	1,914,752

		28,718,494

Machinery (0.8%)
AGCO Corp. (b)	51,000	990,420
Graco, Inc.	36,870	1,268,328
Tecumseh Products Co.	9,700	419,816
Zebra Technologies Corp., Class A (b)	38,040	2,015,740

		4,694,304

Manufacturing (2.7%)
Ametek, Inc.	36,300	1,194,996
Brink’s Co. (The)	30,280	971,988
Carlisle Cos., Inc.	16,540	961,470
Diebold, Inc.	38,000	1,818,300
Donaldson Co., Inc.	44,880	1,332,936
Federal Signal Corp.	25,000	415,500
Flowserve Corp. (b)	28,420	613,304
Harsco Corp.	21,800	1,056,210
Hillenbrand Industry, Inc.	32,800	1,632,784
Nordson Corp.	20,700	724,914
Pentair, Inc.	53,460	1,998,334
Teleflex, Inc.	23,220	1,016,804
Trinity Industries, Inc.	25,600	797,696
Varian, Inc. (b)	18,360	669,773
York International Corp.	24,000	764,160

		15,969,169

Medical Products (0.5%)
INAMED Corp. (b)	20,200	1,073,630
Invitrogen Corp. (b)	29,700	1,719,630

		2,793,260

Metals (0.2%)
Kennametal, Inc.	21,100	981,783

Mining (0.6%)
Arch Coal, Inc.	34,640	1,126,493
Peabody Energy Corp.	35,620	2,271,843

		3,398,336

Office Equipment & Supplies (0.5%)
Hni Corp.	30,070	1,214,828
Miller (Herman), Inc.	38,000	877,800
Reynolds & Reynolds Co.	35,000	861,350

		2,953,978

Oil & Gas (6.8%)
Cooper Cameron Corp. (b)	30,840	1,491,114
ENSCO International, Inc.	83,760	2,558,868
FMC Technologies, Inc. (b)	34,862	1,053,878
Forest Oil Corp. (b)	31,700	966,850
Grant Prideco, Inc. (b)	64,320	1,322,419
Hanover Compressor Co. (b)	39,700	516,894
Helmerich & Payne, Inc.	27,800	793,690
Murphy Oil Corp.	50,540	4,044,211
National-Oilwell, Inc. (b)	47,800	1,611,338
Newfield Exploration Co. (b)	32,800	1,908,960
Noble Energy, Inc.	31,200	1,809,600
Patterson-UTI Energy, Inc.	93,140	1,791,082
Pioneer Natural Resources Co.	78,260	2,535,624
Plains Exploration & Production Co. (b)	41,101	1,027,525
Pogo Producing Co.	33,600	1,540,560
Pride International, Inc. (b)	72,600	1,341,648
Smith International, Inc. (b)	57,720	3,352,378
Tidewater, Inc.	34,620	1,070,797
Varco International, Inc. (b)	52,372	1,449,657
Weatherford International Ltd. (b)	71,280	3,725,093
XTO Energy, Inc.	138,848	4,634,746

		40,546,932

Paper & Forest Products (0.7%)
Bowater, Inc.	31,700	1,167,828
Glatfelter	28,300	351,769
Longview Fibre Co.	26,340	405,636
Potlatch Corp.	17,100	805,239
Rayonier, Inc.	28,187	1,336,064

		4,066,536

Photography/Imaging (0.1%)
Imation Corp.	20,480	640,410

22 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Publishing & Printing (2.0%)
American Greetings Corp., Class A	39,100	$1,034,195
Banta Corp.	15,000	610,200
Belo Corp., Class A	61,420	1,428,015
Lee Enterprises, Inc.	23,980	1,110,754
Media General, Inc.	12,400	722,920
Readers Digest Association	50,600	712,448
Scholastic Corp. (b)	23,100	700,392
Valassis Communications, Inc. (b)	29,700	1,021,086
Washington Post Co.	5,126	4,690,290

		12,030,300

Real Estate Investment Trusts (2.1%)
AMB Property Corp.	44,320	1,662,000
Developers Diversified Realty Corp.	58,300	2,436,939
Highwood Properties, Inc.	29,460	730,903
Hospitality Properties Trust	35,060	1,502,321
Liberty Property Trust	47,600	1,930,180
Mack-Cali Realty Corp.	34,200	1,510,614
New Plan Excel Realty Trust	54,460	1,424,674
United Dominion Realty Trust, Inc.	72,400	1,526,192

		12,723,823

Restaurants (1.3%)
Applebee’s International, Inc.	46,500	1,063,455
Bob Evans Farms, Inc.	18,300	436,272
Brinker International, Inc. (b)	50,750	1,639,225
CBRL Group, Inc.	28,000	1,015,280
Cheesecake Factory, Inc. (The) (b)	29,300	1,271,913
Outback Steakhouse, Inc.	39,400	1,559,846
Ruby Tuesday, Inc.	35,300	871,910

		7,857,901

Retail (6.9%)
99 Cents Only Stores (b)	34,633	533,695
Abercrombie & Fitch Co.	50,233	1,968,129
Aeropostale, Inc. (b)	31,600	996,980
American Eagle Outfitters Ltd.	39,737	1,624,449
Anntaylor Stores Corp. (b)	40,290	904,913
Barnes & Noble, Inc. (b)	36,840	1,225,667
BJ’s Wholesale Club, Inc. (b)	39,200	1,137,976
Borders Group, Inc.	40,495	922,881
Carmax, Inc. (b)	55,800	1,469,772
Chico’s FAS, Inc. (b)	48,340	1,935,050
Claire’s Stores, Inc.	52,360	1,362,407
Copart, Inc. (b)	48,100	893,698
Dollar Tree Stores, Inc. (b)	62,850	1,816,365
Fastenal Co.	41,920	2,315,242
Foot Locker, Inc.	85,900	2,095,960
Michael’s Stores, Inc.	73,740	2,145,834
Nieman Marcus Group, Inc.	26,000	1,581,580
O’Reilly Automotive, Inc. (b)	31,073	1,338,003
Pacific Sunwear of California, Inc. (b)	40,700	954,008
Payless Shoesource, Inc. (b)	35,195	334,704
PETsMART, Inc.	80,160	2,563,516
Pier 1 Imports, Inc.	49,540	889,243
Regis Corp.	23,420	1,002,376
Ross Stores, Inc.	81,040	2,128,921
Ruddick Corp.	22,900	460,977
Saks, Inc.	80,200	980,044
Tech Data Corp. (b)	32,560	1,315,098
Urban Outfitters, Inc. (b)	43,700	1,791,700
Williams Sonoma, Inc. (b)	64,140	2,448,224

		41,137,412

Schools (0.3%)
ITT Educational Services, Inc. (b)	25,640	974,576
Laureate Education, Inc. (b)	25,880	1,015,014

		1,989,590

Semiconductors (0.6%)
Fairchild Semiconductor International, Inc. (b)	62,420	896,975
Integrated Circuit Systems, Inc. (b)	41,100	926,806
Semtech Corp. (b)	42,230	881,762
Silicon Laboratories, Inc. (b)	29,040	870,329

		3,575,872

Shipping/Transportation (2.3%)
Alexander & Baldwin, Inc.	24,900	912,710
CNF Transportation, Inc.	27,340	1,196,945
Expeditors International of Washington, Inc.	58,520	3,341,492
GATX Corp.	25,000	682,000
Hunt (J.B.) Transport Services, Inc.	42,600	1,740,636
Overseas Shipholding Group, Inc.	21,100	1,201,645
Robinson (C.H.) Worldwide, Inc.	47,580	2,566,465
Swift Transportation Co., Inc. (b)	45,510	860,139
Werner Enterprises, Inc.	44,905	951,986

		13,454,018

Utilities (6.5%)
AGL Resources, Inc.	37,140	1,158,768
Alliant Energy Corp.	59,000	1,556,420
Aqua America, Inc.	48,345	1,056,822
Aquila, Inc. (b)	129,737	411,266
Black Hills Corp.	18,200	536,172
DPL, Inc.	67,470	1,457,352
Duquesne Light Holdings, Inc.	44,700	767,052
Energy East Corp.	78,020	1,966,104
Equitable Resources, Inc.	33,100	1,830,430
Great Plains Energy, Inc.	42,200	1,202,278
Hawaiian Electric Industries, Inc.	43,400	1,216,936
Idacorp, Inc.	22,700	703,246
MDU Resources Group, Inc.	61,550	1,578,758

2004 Annual Report 23

Statement of Investments (Continued)
October 31, 2004

Gartmore Mid Cap Market Index Fund (Continued)

Index Series

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Utilities (continued)
National Fuel Gas Co.	42,700	$1,196,454
Northeast Utilities	68,300	1,320,239
NSTAR	30,060	1,487,068
Oklahoma Gas & Electric Co.	48,600	1,232,982
Oneok, Inc.	58,080	1,557,706
Pepco Holdings, Inc.	103,594	2,135,072
PNM, Inc.	33,350	776,388
Puget Energy, Inc.	52,000	1,209,520
Questar Corp.	46,900	2,251,199
Scana Corp.	58,979	2,188,121
Sierra Pacific Resources (b)	67,580	648,768
Vectren Corp.	38,860	1,005,308
Westar Energy, Inc.	49,350	1,033,883
Western Gas Resources, Inc.	38,600	1,130,594
WGL Holdings, Inc.	28,400	807,980
Wisconsin Energy Corp.	63,400	2,069,376
WPS Resources Corp.	21,500	1,021,250

		38,513,512

Veterinary Diagnostics (0.1%)
VCA Antech, Inc. (b)	22,600	506,692

Waste Disposal (0.6%)
Republic Services, Inc.	81,560	2,512,049
Stericycle, Inc. (b)	25,760	1,167,701

		3,679,750

Total Common Stocks		535,692,924

Repurchase Agreements (9.2%)
CS First Boston, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $22,780,824 (Fully collateralized by U.S. Agency Securities & U.S. Treasury Notes)	$22,777,503	22,777,503
Nomura Securities, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $31,830,310 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Securities)	31,825,669	31,825,669

Total Repurchase Agreements		54,603,172

Short-Term Securities Held as Collateral for Securities Lending (15.1%)
	Shares or
	Principal Amount	Value

Pool of short-term securities for Gartmore Mutual Funds - footnote 2 (Securities Lending)	$89,916,465	89,916,465

Total Short-Term Securities Held as Collateral for Securities Lending		89,916,465

Total Investments (Cost $624,949,530) (a) — 114.2%		680,212,561
Liabilities in excess of other assets — (14.2)%		(84,279,954)

NET ASSETS — 100.0%		$595,932,607

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At October 31, 2004 the Fund’s open long futures were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts*	Expiration	Contracts	(Depreciation)

199	S&P MidCap 400	12/17/04	$59,978,600	$948,717

*	Cash pledged as collateral

See notes to financial statements.

24 Annual Report 2004

Index Series

Gartmore Small Cap Index Fund

For the annual period ended Oct. 31, 2004, the Gartmore Small Cap Index Fund returned 11.08% (Class A at NAV) versus 11.73% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for this Fund’s Lipper peer category of Small-Cap Core Funds was 12.93%.

The end of 2003 and the beginning of 2004 brought a significant rise in equities, driven by better-than-expected earnings. In fact, the two months ended Dec. 31, 2003, showed a Russell 2000 Index total return of 5.65%, followed by a return of 6.26% for the first quarter of 2004.

The second quarter of 2004 showed flat to positive returns for the domestic equity market, influenced mainly by indecisive investors. This behavior stemmed from continued political tension in the United States, violence in Iraq, record high oil prices and improving economic data. A shift in investor favor from low-quality, low-price and high-beta securities (more volatile) to higher-quality, higher-cap and lower-beta stocks took place at the end of the first quarter of 2004 and grew stronger into the second quarter.

The Russell 2000 Index posted a negative total return of -2.86% for the third quarter of 2004. The flow of economic news continually pointed toward a strengthening economy. The stock market, however, still faced a number of uncertain challenges, including the geopolitical situation, record high oil prices, the U.S. presidential election buildup and a shifting Federal Reserve policy. The Russell 2000 Index returned to positive territory in October 2004 and posted a total return of 1.97%.

Turning to sector performance, 11 of the 12 Russell 2000 Index sectors posted positive returns for the reporting period. Integrated oils was the leader, up 61.52%. Other energy and other also were top performers, returning 60.16% and 40.52%, respectively.

As we look ahead, many investors will be watching to see whether the election results will allow the president and Congress to enact the equity-friendly legislation that they have proposed. In terms of initiatives that will likely affect the markets, we think that some of the most important ones include Social Security reform and an introduction of some sort of private accounting system, attempts to make Bush’s first-term tax cuts permanent, increased military spending, tort reform and attempts to pass a comprehensive energy bill. Social Security reform and the introduction of private accounts could mean more money flowing into stocks. Making the tax cuts permanent would improve the after-tax return on equity investments. Tort reform could improve corporate profits and make corporations less risk-averse. Increased military spending and energy policy changes would likely help the defense and energy sectors of the economy. The unknown equation is how much tension will center on fiscal policy and higher spending levels, given the current budget deficit.

Portfolio Manager:
Fund Asset Management, L.P.—Subadviser

Class A: GMRAX
Class B: GMRBX
Class C: GMRCX
Institutional Class: GMRIX

2004 Annual Report 25

Index Series

Gartmore Small Cap Index Fund

Fund Performance

Average Annual Total Return

(For Periods Ended October 31, 2004)

		One	Five
		year	year	Inception[1]

Class A	without sales charge[2]	11.08%	6.68%	7.93%
	with sales charge[3]	4.64%	5.41%	7.09%

Class B4	without sales charge[2]	10.28%	6.27%	7.66%
	with sales charge[5]	5.28%	6.00%	7.66%

Class C6	without sales charge[2]	10.48%	6.29%	7.67%
	with sales charge[7]	9.48%	6.29%	7.67%

Institutional Class[8]		11.51%	7.16%	8.25%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Master Small Cap Series (the “Series”), which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund’s shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

[2]	These returns do not reflect the effects of sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (11/29/01) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund’s Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Small Cap Index Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

26 Annual Report 2004

Gartmore Small Cap Index Fund
Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004. Per SEC requirements, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2004.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(October 31, 2004)

		Beginning	Ending
		Account Value,	Account Value,	Expenses Paid	Annualized
Small Cap Index Fund		5/1/04	10/31/04	During Period*	Expense Ratio

Class A	Actual	$1,000	$1,045	$3.55	0.69%
	Hypothetical [1]	$1,000	$1,022	$3.51	0.69%

Class B	Actual	$1,000	$1,043	$6.63	1.29%
	Hypothetical [1]	$1,000	$1,019	$6.57	1.29%

Class C	Actual	$1,000	$1,043	$6.63	1.29%
	Hypothetical [1]	$1,000	$1,019	$6.57	1.29%

Institutional Class	Actual	$1,000	$1,048	$1.49	0.29%
	Hypothetical [1]	$1,000	$1,024	$1.48	0.29%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

[1]	Represents the hypothetical 5% annual return before expenses.

2004 Annual Report 27

Gartmore Small Cap Index Fund

Index Series

Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stocks	86.8%
Repurchase Agreements	14.4%
Other Investments*	26.6%
Liabilities in excess of Other Assets**	-27.8%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Bank Holdings Companies	9.1%
Real Estate Investment Trusts	5.9%
Computer Software & Services	3.7%
Oil & Gas	3.1%
Retail	2.9%
Pharmaceuticals	2.4%
Healthcare	2.4%
Semiconductors	2.4%
Financial	2.4%
Business Services	2.3%
Other Industries	63.4%

100.0%

Top Holdings

Landstar System, Inc.	0.2%
East West Bancorp, Inc.	0.2%
Cytec Industries, Inc.	0.2%
Plains Exploration & Production Co.	0.2%
Valassis Communications, Inc.	0.2%
Realty Income Corp.	0.2%
Valeant Pharmaceuticals International	0.2%
Tesoro Petroleum Corp.	0.2%
IDEX Corp.	0.2%
West America Bancorp, Inc.	0.2%
Other Holdings	98.0%

100.0%

28 Annual Report 2004

Statement of Investments
October 31, 2004

Gartmore Small Cap Index Fund

Common Stocks (86.8%)

	Shares or
	Principal Amount	Value

Advertising Services (0.2%)
24/7 Real Media, Inc. (b)	2,700	$9,450
Cross Media Marketing Corp. (b)	100	0
Greenfield Online, Inc. (b)	700	14,721
Grey Global Group, Inc.	227	227,229
R.H. Donnelley Corp. (b)	5,050	273,963
SITEL Corp. (b)	7,900	14,931
Ventiv Health, Inc. (b)	4,200	72,660

		612,954

Aerospace/Defense (0.9%)
AAR Corp. (b)	8,263	97,090
BE Aerospace, Inc. (b)	10,060	86,315
Curtiss-Wright Corp.	4,528	252,708
DRS Technologies, Inc. (b)	5,322	192,763
Ducommun, Inc. (b)	1,400	32,998
Esterline Technologies Corp. (b)	4,200	132,720
Gencorp, Inc.	10,838	150,648
HEICO Corp.	4,577	82,844
Herley Industries, Inc. (b)	4,260	74,848
Hexcel Corp. (b)	3,600	55,800
Innovative Solutions and Support, Inc. (b)	2,000	41,960
Kaman Corp., Class A	6,508	71,588
Moog, Inc., Class A (b)	5,789	217,261
Sequa Corp., Class A (b)	941	50,795
Taser International, Inc. (b)	5,940	242,946
Teledyne Technologies, Inc. (b)	7,163	183,158
Titan Corp. (The) (b)	18,423	273,397
United Industrial Corp.	3,200	102,400

		2,342,239

Agricultural Products (0.1%)
Alico, Inc. (b)	1,300	65,455
Delta and Pine Land Co.	8,228	216,561
Maui Land & Pineapple Co., Inc. (b)	537	17,506

		299,522

Airlines (0.5%)
AirTran Holdings, Inc. (b)	17,923	208,264
Alaska Air Group, Inc. (b)	6,178	162,729
America West Holdings Corp., Class B (b)	6,400	29,312
Continental Airlines, Inc., Class B (b)	14,439	133,994
Delta Air Lines, Inc. (b)	26,640	145,188
ExpressJet Holdings, Inc. (b)	6,646	73,904
FLYi, Inc. (b)	10,263	14,368
Frontier Airlines, Inc. (b)	7,757	64,849
Mesa Air Group, Inc. (b)	9,819	56,361
Northwest Airlines Corp., Class A (b)	19,588	173,354
Pinnacle Airlines Corp. (b)	2,600	28,184
SkyWest, Inc.	14,357	245,217

		1,335,724

Analytical Instruments (0.4%)
ArthroCare Corp. (b)	5,626	173,337
Datascope Corp.	2,593	84,169
Diagnostic Products Corp.	4,914	216,952
Haemonetics Corp. (b)	4,315	141,748
Illumina, Inc. (b)	9,300	59,985
Inverness Medical Innovations, Inc. (b)	1,981	40,967
Molecular Devices Corp. (b)	3,439	68,832
Thoratec Corp. (b)	10,323	90,636
Urologix, Inc. (b)	3,500	17,150
Ventana Medical Systems, Inc. (b)	3,500	189,420
West Pharmaceutical Services, Inc.	6,102	139,797

		1,222,993

Apparel/Accessories (1.4%)
Aeropostale, Inc. (b)	12,350	389,642
Angelica Corp.	2,000	48,000
Bebe Stores, Inc.	2,200	67,914
Brown Shoe Co., Inc.	4,502	122,905
Buckle, Inc. (The)	844	21,792
Burlington Coat Factory Warehouse Corp.	3,725	82,211
Charming Shoppes, Inc. (b)	25,110	191,589
Cherokee, Inc.	2,600	73,970
Deb Shops, Inc.	100	2,423
Deckers Outdoor Corp. (b)	2,380	90,107
DHB Industries, Inc. (b)	4,990	68,962
Finish Line, Inc., Class A	4,450	154,104
G & K Services, Inc., Class A	4,022	158,024
Goody’s Family Clothing, Inc.	4,600	40,434
Guess?, Inc. (b)	2,100	35,070
Hartmarx Corp. (b)	2,100	17,556
HOT Topic, Inc. (b)	11,138	228,997
Jos. A. Bank Clothiers, Inc. (b)	2,840	90,142
K-Swiss, Inc., Class A	7,181	179,525
Kellwood Co.	7,207	226,732
Kenneth Cole Productions, Inc., Class A	2,970	78,705
Oxford Industries, Inc.	3,228	119,727
Payless ShoeSource, Inc. (b)	14,864	141,357
Perry Ellis International, Inc. (b)	2,100	45,150
Phillips-Van Heusen Corp.	5,290	120,559
Russell Corp.	6,286	108,685
Shoe Carnival, Inc. (b)	1,500	17,955
Skechers U.S.A., Inc. (b)	4,485	49,514
Stage Stores, Inc. (b)	3,701	133,273
Steven Madden Ltd. (b)	2,519	40,329
Stride Rite Corp. (The)	9,312	96,379
UniFirst Corp.	1,898	50,449
Warnaco Group, Inc. (The) (b)	10,174	207,550
Wolverine World Wide, Inc.	10,231	311,431

		3,811,162

2004 Annual Report 29

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Appliances & Household Durables (0.0%)
Applica, Inc. (b)	6,526	$26,496
Middleby Corp.	1,100	53,931
National Presto Industries, Inc.	1,081	43,467

		123,894

Auto Parts & Equipment (0.9%)
A.S.V., Inc. (b)	1,768	64,002
Aftermarket Technology Corp. (b)	1,436	20,664
ArvinMeritor, Inc.	17,500	326,549
Collins & Aikman Corp. (b)	8,340	32,443
Commercial Vehicle Group, Inc. (b)	1,300	21,021
Dollar Thrifty Automotive Group, Inc. (b)	5,600	135,072
Electro Rent Corp.	2,500	28,338
Exide Technologies (b)	4,600	68,218
Hayes Lemmerz International, Inc. (b)	10,700	89,024
Hayes Lemmerz International, Inc. (c) (d) (b)	110	0
Lithia Motors, Inc., Class A	3,000	67,950
LKQ Corp. (b)	1,900	31,094
McGrath Rentcorp	2,943	114,571
Midas, Inc. (b)	4,264	80,718
Modine Manufacturing Co.	5,400	165,834
Monro Muffler, Inc. (b)	1,850	45,020
Noble International Ltd.	1,700	32,011
Pep Boys - Manny, Moe & Jack (The)	12,643	179,783
Sports Resorts International, Inc. (b)	1,300	4,134
Standard Motor Products, Inc.	1,400	21,336
Strattec Security Corp. (b)	400	25,164
Superior Industries International, Inc.	6,284	171,365
TBC Corp. (b)	4,661	103,614
Tenneco Automotive, Inc. (b)	9,510	121,157
Tower Automotive, Inc. (b)	26,334	39,238
United Auto Group, Inc.	3,322	89,694
Visteon Corp.	27,995	199,043
Wabash National Corp. (b)	6,040	148,463

		2,425,520

Bank Holdings Companies (9.1%)
1st Source Corp.	2,000	54,220
ABC Bancorp	2,090	42,511
Alabama National Bancorp	2,975	190,103
AMCORE Financial, Inc.	6,526	198,586
AmericanWest Bancorp (b)	4,580	90,913
Arrow Financial Corp.	1,792	52,165
BancFirst Corp.	500	32,520
BancorpSouth, Inc.	16,780	399,196
BancTrust Financial Group, Inc.	1,400	26,600
Bank Mutual Corp.	16,123	197,990
Bank of Granite Corp.	1,887	39,202
Bank of the Ozarks, Inc.	3,416	110,286
BankAtlantic Bancorp, Inc., Class A	10,912	190,851
BankUnited Financial Corp. (b)	6,027	179,303
Banner Corp.	1,987	59,411
Berkshire Hills Bancorp, Inc.	1,100	41,558
BFC Financial Corp. (b)	300	3,098
Boston Private Financial Holdings, Inc.	7,487	183,731
Brookline Bancorp, Inc.	13,905	215,388
Bryn Mawr Bank Corp.	1,400	27,496
Camden National Corp.	1,000	36,850
Capital City Bank Group, Inc.	1,294	50,608
Capital Corp of the West	1,000	46,050
Capital Crossing Bank (b)	1,800	49,500
Capitol Bancorp Ltd.	2,240	68,746
Cascade Bancorp	4,375	88,594
Cathay Bancorp, Inc.	10,824	426,465
Center Financial Corp.	3,680	72,294
Central Coast Bancorp (b)	982	21,830
Century Bancorp, Inc.	1,392	43,681
Charter Financial, Inc.	200	7,580
Chemical Financial Corp.	4,881	182,208
Chittenden Corp.	11,722	331,967
Citizens Banking Corp.	10,906	357,172
Citizens First Bancorp, Inc.	1,100	25,993
City Bank	1,207	46,276
City Holding Co.	4,762	165,003
Clifton Savings Bancorp, Inc.	1,000	11,695
Coastal Financial Corp.	2,560	37,926
CoBiz, Inc.	2,474	49,097
Columbia Bancorp	1,200	37,344
Columbia Banking System, Inc.	4,409	108,021
Commercial Federal Corp.	10,522	292,617
Community Bank System, Inc.	6,764	186,754
Community Banks, Inc.	2,003	58,367
Community First Bankshares, Inc.	9,420	303,512
Community Trust Bancorp, Inc.	2,242	73,986
Corus Bankshares, Inc.	3,100	142,631
CVB Financial Corp.	7,164	177,667
Dime Community Bancshares	8,949	143,721
East West Bancorp, Inc.	12,418	497,216
Eurobancshares, Inc. (b)	3,100	57,505
F.N.B. Corp.	9,420	193,393
Farmers Capital Bank Corp.	520	18,398
Fidelity Bankshares, Inc.	3,014	117,184
Financial Institutions, Inc.	800	21,088
First Bancorp	976	36,785
First Bancorp	7,660	417,699
First Busey Corp.	1,850	35,085
First Charter Corp.	8,100	206,793
First Citizens BancShares, Inc., Class A	1,334	157,345
First Commonwealth Financial Corp.	14,628	212,399
First Community Bancorp	3,380	141,859
First Community Bankshares, Inc.	1,620	53,735
First Federal Capital Corp.	4,865	162,005
First Financial Bancorp	6,531	113,901

30 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Bank Holdings Companies (continued)
First Financial Bankshares, Inc.	2,437	$102,793
First Financial Corp.	2,994	94,580
First Indiana Corp.	1,400	31,024
First Merchants Corp.	3,225	80,238
First Midwest Bancorp, Inc.	10,420	363,762
First National Bankshares of Florida	12,360	305,168
First Niagara Financial Group, Inc.	21,658	301,913
First Oak Brook Bank	700	22,162
First of Long Island Corp. (The)	400	17,604
First Place Financial Corp.	1,500	29,625
First Republic Bancorp, Inc.	3,595	173,279
First State Bancorp	2,489	87,862
FirstFed Financial Corp. (b)	3,600	185,040
Flagstar Bancorp, Inc.	8,800	183,832
Flushing Financial Corp.	2,950	56,847
FNB Corp.	800	22,048
Franklin Bank Corp. (b)	3,300	54,450
Frontier Financial Corp.	2,846	109,557
GB&T Bancshares, Inc.	725	16,820
German American Bancorp	829	13,911
Glacier Bancorp, Inc.	6,562	207,687
Great Southern Bancorp, Inc.	1,676	55,928
Greater Bay Bancorp	12,928	403,935
Hancock Holding Co.	5,380	170,277
Hanmi Financial Corp.	4,330	131,545
Harbor Florida Bancshares, Inc.	4,719	151,197
Harleysville National Corp.	5,761	147,309
Heartland Financial USA, Inc.	1,350	25,043
HomeBanc Corp. (b)	7,900	68,730
Horizon Financial Corp.	1,800	35,280
Hudson River Bancorp, Inc.	6,655	130,505
Iberiabank Corp.	1,900	115,938
Independent Bank Corp.	4,410	145,398
Independent Bank Corp.	4,949	134,464
Integra Bank Corp.	3,598	78,868
Interchange Financial Services Corp.	1,600	38,960
International Bancshares Corp.	0	11
ITLA Capital Corp. (b)	1,835	88,853
KNBT Bancorp, Inc.	5,500	94,600
Lakeland Bancorp, Inc.	2,532	41,981
Lakeland Financial Corp.	600	21,324
Macatawa Bank Corp.	1,007	27,451
MAF Bancorp, Inc.	7,130	305,663
Main Street Banks, Inc.	4,190	123,018
MB Financial, Inc.	4,850	207,289
MBT Financial Corp.	1,938	39,128
Mercantile Bank Corp.	1,931	72,644
Mid-State Bancshares, Inc.	5,200	139,516
Midwest Banc Holding, Inc.	3,920	81,379
Nara Bancorp, Inc.	5,038	96,276
NASB Financial, Inc.	400	16,000
National Penn Bancshares, Inc.	6,965	184,294
NBC Capital Corp.	604	15,952
NBT Bancorp, Inc.	6,285	145,435
Northwest Bancorp, Inc.	3,200	76,160
OceanFirst Financial Corp.	1,134	27,035
Ocwen Financial Corp. (b)	7,760	58,200
Old National Bancorp	15,000	371,550
Old Second Bancorp, Inc.	2,924	85,878
Omega Financial Corp.	2,533	91,365
Oriental Financial Group, Inc.	5,004	141,763
Pacific Capital Bancorp	10,174	323,838
Park National Corp.	3,020	392,298
Partners Trust Financial Group, Inc.	9,652	98,260
Peapack-Gladstone Financial Corp.	837	24,943
PennFed Financial Services, Inc.	970	31,447
PennRock Financial Services Corp.	904	26,089
Peoples Bancorp, Inc.	3,235	90,742
Peoples Holding Co.	1,217	40,465
PFF Bancorp, Inc.	3,037	119,810
Placer Sierra Bancshares (b)	2,500	60,000
PrivateBancorp, Inc.	4,400	142,340
Prosperity Bancshares, Inc.	4,940	134,615
Provident Bancorp, Inc.	6,975	84,293
Provident Bankshares Corp.	8,388	291,315
Provident Financial Holdings, Inc.	1,190	34,581
Provident Financial Services, Inc.	16,623	299,214
R&G Financial Corp., Class B	6,494	244,304
Republic Bancorp, Inc.	16,678	278,689
Republic Bancorp, Inc., Class A	1,635	45,535
Riggs National Corp.	4,991	105,360
Royal Bancshares of Pennsylvania, Inc., Class A	600	16,080
S&T Bancorp, Inc.	5,430	195,697
S.Y. Bancorp, Inc.	1,400	31,780
Sandy Spring Bancorp, Inc.	3,056	105,676
Santander BanCorp	242	6,752
Seacoast Banking Corporation of Florida	2,325	50,267
Security Bank Corp.	1,800	63,450
Signature Bank (b)	2,100	61,887
Silicon Valley Bancshares (b)	8,888	355,609
Simmons First National Corp., Class A	2,100	56,595
Smithtown Bancorp, Inc.	1,500	44,498
Southern Community Financial Corp.	1,200	13,710
Southside Bancshares, Inc.	1,765	35,494
Southwest Bancorp, Inc.	3,700	86,876
Southwest of Texas Bancorp, Inc.	17,222	403,684
State Bancorp, Inc.	672	15,456
State Financial Services Corp.	1,200	34,428
Sterling Bancorp	2,525	72,872
Sterling Bancshares, Inc.	12,426	176,076
Sterling Financial Corp.	4,712	124,868
Sterling Financial Corp. (b)	6,046	227,148
Suffolk Bancorp	2,383	73,396
Sun Bancorp, Inc. (b)	2,201	50,953

2004 Annual Report 31

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Bank Holdings Companies (continued)
Susquehanna Bancshares, Inc.	11,785	$293,093
Taylor Capital Group, Inc.	1,800	52,830
Texas Capital Bancshares, Inc. (b)	6,420	126,923
Texas Regional Bancshares, Inc.	10,422	332,774
Tierone Corp.	4,961	110,531
Tompkins Trustco, Inc.	1,671	76,448
TriCo Bancshares	2,324	50,454
TrustCo Bank Corp. NY	19,444	260,355
Trustmark Corp.	10,700	337,371
U.S.B Holding Co., Inc.	1,923	52,262
UMB Financial Corp.	4,131	212,540
Umpqua Holdings Corp.	11,192	278,457
Union Bankshares Corp.	2,530	84,502
United Bankshares, Inc.	10,100	370,367
United Community Banks, Inc.	5,150	124,012
United Community Financial Corp.	5,311	59,324
Univest Corporation of Pennsylvania	1,100	44,165
Unizan Financial Corp.	5,415	143,931
Virginia Commerce Bancorp, Inc. (b)	2,125	62,475
Virginia Financial Group, Inc.	900	30,654
Washington Trust Bancorp	2,940	81,056
Waypoint Financial Corp.	7,176	197,053
WesBanco, Inc.	4,000	121,280
West America Bancorp, Inc.	7,929	453,459
West Bancorp, Inc.	5,250	88,069
West Coast Bancorp	4,800	113,760
Western Sierra Bancorp (b)	1,345	48,111
Westfield Financial, Inc.	100	2,433
Wilshire Bancorp, Inc. (b)	2,080	57,886
Wintrust Financial Corp.	5,191	295,887
Yardville National Bancorp	2,600	86,268

		25,088,137

Beverages/Alcoholic (0.1%)
Boston Beer Co., Inc., Class A (b)	2,480	62,670
Robert Mondavi Corp. (The) (b)	2,651	144,453

		207,123

Biotechnology (1.0%)
Abgenix, Inc. (b)	18,543	168,927
Accelrys, Inc. (b)	8,106	46,691
Advancis Pharmaceutical Corp. (b)	400	1,124
Aksys Ltd. (b)	3,400	17,680
Axonyx, Inc. (b)	14,300	88,517
Cambrex Corp.	6,085	136,121
CancerVax Corp. (b)	2,000	17,100
Ciphergen Biosystems, Inc. (b)	4,400	16,192
CuraGen Corp. (b)	8,800	43,384
Curis, Inc. (b)	5,700	21,261
Cypress Bioscience, Inc. (b)	6,400	67,264
Digene Corp. (b)	3,201	80,505
Diversa Corp. (b)	4,533	39,074
Dyax Corp. (b)	6,000	34,440
Enzo Biochem, Inc. (b)	4,761	84,229
Exelixis, Inc. (b)	13,400	119,260
Genelabs Technologies, Inc. (b)	47,100	31,086
Genencor International, Inc. (b)	700	10,868
Genta, Inc. (b)	17,210	43,025
GTx, Inc. (b)	200	2,375
Human Genome Sciences, Inc. (b)	33,440	344,098
Integra LifeSciences Holdings (b)	4,580	146,926
Kosan Biosciences, Inc. (b)	7,360	46,000
Lexicon Genetics, Inc. (b)	11,500	74,865
Luminex Corp. (b)	4,200	32,760
Maxygen, Inc. (b)	3,909	37,526
Medarex, Inc. (b)	18,347	139,621
Myogen, Inc. (b)	1,400	12,138
Myriad Genetics, Inc. (b)	5,900	104,548
Nabi Biopharmaceuticals (b)	14,915	206,573
Neose Technologies, Inc. (b)	1,820	13,059
Nuvasive, Inc. (b)	2,500	24,650
Palomar Medical Technologies, Inc. (b)	3,560	72,944
SciClone Pharmaceuticals, Inc. (b)	10,600	48,230
SonoSite, Inc. (b)	3,800	109,763
Third Wave Technologies (b)	8,357	64,182
Zymogenetics, Inc. (b)	3,454	65,246

		2,612,252

Broadcast Media/Cable Television (0.9%)
4Kids Entertainment, Inc. (b)	2,601	47,572
Charter Communications, Inc., Class A (b)	67,680	170,554
Crown Media Holdings, Inc. (b)	3,358	30,239
Cumulus Media, Inc. (b)	12,898	209,593
Emmis Communications Corp. (b)	12,978	242,689
Entravision Communications Corp. (b)	7,500	60,375
Fisher Companies, Inc. (b)	900	42,345
Insight Communications Co., Inc. (b)	12,909	109,210
Journal Communications, Inc.	4,200	67,704
Liberty Corp.	3,425	138,473
Lin TV Corp., Class A (b)	6,800	123,624
Macrovision Corp. (b)	10,811	292,328
Martha Stewart Living Omnimedia, Inc. (b)	3,888	68,818
Mediacom Communications Corp. (b)	10,900	71,395
Nexstar Broadcasting Group, Inc., Class A (b)	3,200	23,328
Paxson Communications Corp. (b)	11,900	14,518
Readers Digest Association, Inc. (The)	21,520	303,001
Salem Communications Corp., Class A (b)	1,900	47,500
Sinclair Broadcast Group, Inc., Class A	13,235	92,645
TiVo, Inc. (b)	11,339	76,255
ValueVision International, Inc., Class A (b)	4,118	42,992
Young Broadcasting, Inc., Class A (b)	4,784	55,016

		2,330,174

32 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Business Services (2.3%)
Aaron Rents, Inc.	7,243	$157,173
ABM Industries, Inc.	8,178	169,694
Administaff, Inc. (b)	4,774	54,662
Advisory Board Co. (The) (b)	2,992	97,479
ADVO, Inc.	6,992	223,394
AMN Healthcare Services, Inc. (b)	2,666	31,459
CACI International, Inc., Class A (b)	6,619	403,559
Catalina Marketing Corp.	11,147	285,475
CDI Corp.	4,321	71,297
Century Business Services, Inc. (b)	12,843	56,894
Charles River Associates, Inc. (b)	3,131	125,804
Chemed Corp.	3,350	202,508
Ciber, Inc. (b)	11,154	100,832
Circle Group Holdings, Inc. (b)	1,900	2,508
Circor International, Inc.	1,985	37,616
Consolidated Graphics, Inc. (b)	1,900	81,130
CoStar Group, Inc. (b)	4,400	177,628
DiamondCluster International, Inc. (b)	3,900	47,522
Gartner Group, Inc. (b)	13,826	164,529
Gartner Group, Inc., Class B (b)	1,200	13,932
Gevity HR, Inc.	5,883	104,776
GSI Commerce, Inc. (b)	2,600	28,626
Heidrick & Struggles International, Inc. (b)	3,851	110,273
Hewitt Associates, Inc., Class A (b)	2,012	56,396
Hudson Highland Group, Inc. (b)	2,439	69,670
Hypercom Corp. (b)	11,130	72,122
Infocrossing, Inc. (b)	5,100	75,021
Insurance Auto Auctions, Inc. (b)	2,800	53,788
iPayment Holdings, Inc. (b)	2,500	112,025
Kelly Services, Inc., Class A	3,840	103,354
Kforce, Inc. (b)	7,780	82,390
Korn/ Ferry International (b)	7,734	134,572
LECG Corp. (b)	3,300	60,357
Marlin Business Services, Inc. (b)	900	15,863
MAXIMUS, Inc. (b)	3,100	84,258
Medical Staffing Network Holdings, Inc. (b)	2,500	18,300
MemberWorks, Inc. (b)	1,991	59,332
Metris Companies, Inc. (b)	6,500	62,400
MicroStrategy, Inc. (b)	3,141	188,397
Modis Professional Services, Inc. (b)	22,529	237,230
Navigant Consulting Co. (b)	10,108	251,386
NCO Group, Inc. (b)	6,338	169,542
NetRatings, Inc. (b)	2,346	44,246
Paxar Corp. (b)	8,516	187,778
PDI, Inc. (b)	1,900	54,359
Portfolio Recovery Associates, Inc. (b)	3,431	115,693
Prepaid Depot, Inc. (b)	2,250	62,753
Resources Connection, Inc. (b)	5,872	246,507
RSA Security, Inc. (b)	14,130	289,100
Source Interlink Companies, Inc. (b)	5,746	57,920
SOURCECORP, Inc. (b)	3,485	58,478
Spherion Corp. (b)	14,823	106,577
SRA International, Inc., Class A (b)	2,600	139,776
StarTek, Inc.	2,662	73,604
TeleTech Holdings, Inc. (b)	8,211	82,110
Watson Wyatt & Co. Holdings	6,537	173,557

		6,347,631

Capital Goods (1.2%)
American Greetings Corp., Class A	15,860	419,497
C&D Technologies, Inc.	4,442	79,512
Kennametal, Inc.	9,063	421,702
Lawson Products, Inc.	1,100	47,630
Libbey, Inc.	3,533	64,124
Lindsay Manufacturing Co.	2,568	60,553
Manitowoc Co., Inc.	6,074	214,412
Nu Skin Enterprises, Inc.	13,698	264,919
Regal-Beloit Corp.	6,366	148,964
Robbins & Myers, Inc.	2,123	44,265
Sola International, Inc. (b)	6,400	122,752
Technitrol, Inc. (b)	8,326	135,880
Tecumseh Products Co.	3,965	171,605
Texas Industries, Inc.	5,288	269,318
Trinity Industries, Inc.	8,440	262,990
Vicor Corp.	3,588	33,333
Yankee Candle Co., Inc. (b)	10,568	292,734
York International Corp.	10,540	335,594

		3,389,784

Chemicals (2.2%)
A. Schulman, Inc.	8,413	166,998
Aceto Corp.	5,218	82,236
Albemarle Corp.	7,222	258,909
American Vanguard Corp.	1,300	42,081
Arch Chemicals, Inc.	4,429	125,562
Cabot Microelectronics Corp. (b)	5,637	203,101
Crompton Corp.	28,844	268,249
Cytec Industries, Inc.	10,378	482,680
Ferro Corp.	9,542	201,050
FMC Corp. (b)	8,314	364,569
Georgia Gulf Corp.	6,644	300,774
Great Lakes Chemical Corp.	12,994	332,906
H.B. Fuller Co.	6,227	167,506
Hercules, Inc. (b)	27,559	393,542
MacDermid, Inc.	5,086	160,514
Millennium Chemicals, Inc. (b)	14,789	317,668
Minerals Technologies, Inc.	4,535	272,554
Mosaic Co. (The) (b)	25,223	379,354
NewMarket Corp. (b)	2,300	51,543
NL Industries, Inc.	1,828	36,469
Octel Corp.	2,292	44,236
Olin Corp.	15,886	297,068
OM Group, Inc. (b)	6,200	204,538

2004 Annual Report 33

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Chemicals (continued)
PolyOne Corp. (b)	19,988	$151,309
Schawk, Inc., Class A	800	13,296
Spartech Corp.	4,459	112,367
Symyx Technologies, Inc. (b)	6,459	158,019
Terra Industries, Inc. (b)	11,400	87,210
Valhi, Inc.	3,742	57,178
W.R. Grace & Co. (b)	16,200	173,664
Wellman, Inc.	8,758	64,634
Westlake Chemical Corp. (b)	1,850	42,680

		6,014,464

Circuit Boards (0.2%)
DDi Corp. (b)	3,800	14,972
Merix Corp. (b)	5,000	51,500
Micrel, Inc. (b)	14,342	161,061
Park Electrochemical Corp.	3,958	83,158
RF Micro Devices, Inc. (b)	45,596	296,829

		607,520

Coal (0.0%)
KFX, Inc. (b)	8,600	80,324

Communications Equipment (0.4%)
Anixter International, Inc.	7,605	293,857
Audiovox Corp. (b)	4,088	58,867
Enterasys Networks, Inc. (b)	45,877	64,228
Gray Television, Inc.	8,631	114,620
Harmonic, Inc. (b)	15,684	130,491
Inter-Tel, Inc.	5,282	142,614
LodgeNet Entertainment Corp. (b)	1,989	26,951
Standard Microsystems Corp. (b)	5,261	115,847
Stratex Networks, Inc. (b)	20,660	37,498
Terayon Communications Systems, Inc. (b)	15,224	24,967

		1,009,940

Computer Equipment (0.4%)
Analogic Corp.	3,349	142,483
Gateway, Inc. (b)	47,813	279,706
Hutchinson Technology, Inc. (b)	6,723	225,960
InFocus Corp. (b)	9,024	58,115
Iomega Corp. (b)	11,305	52,003
Komag, Inc. (b)	6,211	105,432
McData Corp. (b)	25,980	163,154
Network Equipment Technologies, Inc. (b)	7,971	67,993
Overland Storage, Inc. (b)	2,600	37,466
Paradyne Network, Inc. (b)	5,500	21,065

		1,153,377

Computer Integrated Systems Design (0.9%)
Adaptec, Inc. (b)	28,257	220,405
Brady Corp., Class A	3,721	201,790
Digital River, Inc. (b)	6,963	231,868
Eclipsys Corp. (b)	8,337	141,479
eSPEED, Inc., Class A (b)	6,038	59,474
F5 Networks, Inc. (b)	7,907	315,884
FileNET Corp. (b)	9,615	267,585
Keynote Systems, Inc. (b)	2,483	34,923
MTS Systems Corp.	5,256	135,579
Netscout Systems, Inc. (b)	3,200	21,056
RadiSys Corp. (b)	5,620	74,634
SafeNet, Inc. (b)	5,150	157,745
Sapient Corp. (b)	17,462	140,569
Tekelec (b)	12,466	278,241
WebEx Communications, Inc. (b)	6,629	145,838

		2,427,070

Computer Software & Services (3.7%)
ActivCard Corp. (b)	12,068	96,423
Actuate Corp. (b)	7,000	17,325
Advanced Digital Information Corp. (b)	14,640	131,028
Advent Software, Inc. (b)	5,493	114,584
Agile Software Corp. (b)	11,396	97,322
Agilysys, Inc.	7,950	135,866
Altiris, Inc. (b)	4,862	132,222
Answerthink, Inc. (b)	7,000	28,105
Ansys, Inc. (b)	8,068	222,677
Anteon International Corp. (b)	5,610	220,473
Ascential Software Corp. (b)	15,010	211,491
Aspen Technologies, Inc. (b)	11,639	69,950
Authentidate Holding Corp. (b)	4,600	31,970
Borland Software Corp. (b)	17,646	180,695
Captaris, Inc. (b)	11,500	52,900
Catapult Communications Corp. (b)	2,228	54,720
CCC Information Services Group, Inc. (b)	1,580	28,946
Chordiant Software, Inc. (b)	15,000	36,900
Computer Programs & Systems, Inc.	1,300	27,346
Concord Communications, Inc. (b)	4,902	40,294
Corillian Corp. (b)	6,700	32,964
Covansys Corp. (b)	2,800	32,256
Cray, Inc. (b)	18,751	62,722
Cybersource Corp. (b)	6,600	43,164
Dendrite International, Inc. (b)	8,365	122,547
Digital Insight Corp. (b)	8,031	125,765
Digitas, Inc. (b)	14,551	130,959
E.piphany, Inc. (b)	16,654	72,945
Echelon Corp. (b)	6,087	42,974
Electronics For Imaging, Inc. (b)	12,349	222,776
Epicor Software Corp. (b)	10,720	164,766
EPIQ Systems, Inc. (b)	3,117	46,693
Eresearch Technology, Inc. (b)	10,315	120,582
Extreme Networks, Inc. (b)	23,562	137,838
FactSet Research Systems, Inc.	4,500	224,280
FalconStor Software, Inc. (b)	6,022	47,092

34 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Computer Software & Services (continued)
GameStop Corp., Class A (b)	4,500	$88,155
Hyperion Solutions Corp. (b)	9,616	385,889
iGATE Corp. (b)	2,100	7,256
Informatica Corp. (b)	17,800	139,018
Intervideo, Inc. (b)	2,300	26,715
JDA Software Group, Inc. (b)	7,729	86,797
Keane, Inc. (b)	11,032	174,416
Kintera, Inc. (b)	2,100	20,087
LaserCard Corp. (b)	3,227	26,623
Lawson Software, Inc. (b)	16,040	91,749
Lexar Media, Inc. (b)	18,816	127,196
Magma Design Automation, Inc. (b)	7,298	94,655
ManTech International Corp., Class A (b)	4,260	92,101
Manugistics Group, Inc. (b)	12,500	31,875
MAPICS, Inc. (b)	5,700	50,787
MapInfo Corp. (b)	4,800	47,472
Maxwell Technologies, Inc. (b)	1,400	14,770
Mentor Graphics Corp. (b)	15,600	181,584
Mercury Computer Systems, Inc. (b)	5,853	147,818
Micromuse, Inc. (b)	17,100	73,359
MRO Software, Inc. (b)	3,800	41,420
MSC.Software Corp. (b)	3,971	34,508
NETGEAR, Inc. (b)	6,180	84,233
NetiQ Corp. (b)	13,057	165,563
Open Solutions, Inc. (b)	3,700	104,211
Opnet Technologies, Inc. (b)	2,400	18,348
Packeteer, Inc. (b)	7,129	87,972
PalmOne, Inc. (b)	10,263	297,319
PalmSource, Inc. (b)	4,093	91,765
Parametric Technology Corp. (b)	69,428	360,330
PDF Solutions, Inc. (b)	2,500	32,500
PEC Solutions, Inc. (b)	4,322	60,551
Pinnacle Systems, Inc. (b)	17,595	81,993
PlxTech, Inc. (b)	4,900	44,174
Portal Software, Inc. (b)	11,060	26,710
QAD, Inc.	2,300	17,572
Quantum Corp. (b)	32,148	86,157
Quest Software, Inc. (b)	9,800	143,766
RealNetworks, Inc. (b)	22,300	108,155
Renaissance Learning, Inc.	965	18,354
Retek, Inc. (b)	16,100	88,872
Safeguard Scientifics, Inc. (b)	26,123	43,625
SBS Technologies, Inc. (b)	4,356	58,065
Scansoft, Inc. (b)	17,642	68,363
SeaChange International, Inc. (b)	6,075	103,518
SeeBeyond Technology Corp. (b)	9,800	30,723
Serena Software, Inc. (b)	6,163	109,332
SI International, Inc. (b)	1,560	40,451
Silicon Graphics, Inc. (b)	57,067	73,616
SimpleTech, Inc. (b)	7,000	37,590
SonicWall, Inc. (b)	14,026	70,130
SPSS, Inc. (b)	2,073	28,006
SS&C Technologies, Inc.	3,910	92,432
Stratasys, Inc. (b)	2,400	70,272
Sykes Enterprises, Inc. (b)	5,507	32,849
Synaptics, Inc. (b)	5,757	182,151
SYNNEX Corp. (b)	500	9,865
Syntel, Inc.	540	9,990
Sypris Solutions, Inc.	1,300	17,940
Take-Two Interactive Software, Inc. (b)	10,184	335,664
TALX Corp.	3,000	85,050
THQ, Inc. (b)	10,161	192,043
Tier Technologies, Inc., Class B (b)	4,262	36,781
Tradestation Group, Inc. (b)	3,500	21,665
TransAct Technologies, Inc. (b)	2,300	57,546
Transaction Systems Architects, Inc. (b)	8,834	144,833
Trident Microsystems, Inc. (b)	5,140	67,797
Tumbleweed Communications Corp. (b)	16,000	65,600
Tyler Technologies, Inc. (b)	7,300	63,656
Ulticom, Inc. (b)	3,440	59,134
Ultimate Software Group, Inc. (The) (b)	3,900	50,174
Verint Systems, Inc. (b)	2,200	85,536
Verity, Inc. (b)	6,498	83,954
Verso Technologies, Inc. (b)	20,500	10,660
Viisage Technology, Inc. (b)	6,000	43,380
webMethods, Inc. (b)	11,980	83,021
Wind River Systems, Inc. (b)	15,811	211,709
Witness Systems, Inc. (b)	5,100	79,356
Xybernaut Corp. (b)	27,000	32,130
Zoran Corp. (b)	9,774	98,620

		10,451,582

Construction & Building Materials (1.1%)
AMCOL International Corp.	4,050	71,240
Brookfield Homes Corp.	3,300	85,470
Ceradyne, Inc. (b)	3,785	162,339
Comfort Systems USA, Inc. (b)	5,500	38,115
Dot Hill Systems Corp. (b)	9,900	61,875
Drew Industries, Inc. (b)	1,900	59,565
ElkCorp	5,543	156,035
Genlyte Group, Inc. (The) (b)	3,200	235,392
Granite Construction, Inc.	6,905	167,653
Infrasource Services, Inc. (b)	400	4,176
Integrated Electrical Services, Inc. (b)	5,439	20,668
JLG Industries, Inc.	10,191	169,986
Kronos Worldwide, Inc.	1,133	45,207
Layne Christensen Co. (b)	3,220	55,481
LSI Industries, Inc.	3,475	37,009
Meritage Corp. (b)	2,150	190,705
NCI Building Systems, Inc. (b)	4,724	151,877
Omnova Solutions, Inc. (b)	6,300	33,012
Orleans Homebuilders, Inc. (b)	500	10,450
Shaw Group Inc. (The) (b)	12,700	154,813
Simpson Manufacturing Co., Inc.	3,900	250,691

2004 Annual Report 35

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Construction & Building Materials (continued)
Technical Olympic USA, Inc.	1,500	$37,935
Trex Co., Inc. (b)	2,500	100,300
U.S. Concrete, Inc. (b)	1,900	13,300
Universal Display Corp. (b)	4,000	39,320
USF Corp.	6,343	227,333
Walter Industries, Inc.	7,117	121,060
Washington Group International, Inc. (b)	6,739	234,989

		2,935,996

Consumer Durables (0.9%)
1-800 CONTACTS, Inc. (b)	600	9,864
Blyth, Inc.	6,300	189,441
Central Garden & Pet Co. (b)	4,599	164,276
Chattem, Inc. (b)	4,652	155,656
Coca-Cola Bottling Co.	800	42,284
Crown Holdings, Inc. (b)	37,627	427,067
Elizabeth Arden, Inc. (b)	5,107	122,466
Greif Bros Corp., Class A	3,000	124,650
Lifetime Hoan Corp.	2,100	29,253
Nature’s Sunshine Products, Inc.	3,195	48,340
Playtex Products, Inc. (b)	4,600	28,842
Rayovac Corp. (b)	7,697	191,732
Revlon Co., Inc. (b)	25,126	61,056
Russ Berrie & Co., Inc.	2,557	53,313
Silgan Holdings, Inc.	2,468	117,119
Toro Co.	5,457	372,441
Tupperware Corp.	12,753	212,848
Ultralife Batteries, Inc. (b)	4,160	45,926
Water Pik Technologies, Inc. (b)	900	14,094

		2,410,668

Data Processing & Reproduction (0.3%)
Carreker-Antinori, Inc. (b)	2,800	25,284
CSG Systems International, Inc. (b)	12,287	206,545
eFunds Corp. (b)	10,493	206,608
Embarcadero Technologies, Inc. (b)	5,160	41,951
HomeStore, Inc. (b)	24,639	60,242
infoUSA, Inc. (b)	5,600	58,660
InterCept Group, Inc. (The) (b)	4,493	84,423
Intrado, Inc. (b)	5,258	71,193
Pegasystems, Inc. (b)	800	5,932

		760,838

Distribution (0.8%)
Actuant Corp. (b)	5,400	214,218
Advanced Marketing Services, Inc.	2,953	31,007
Aviall, Inc. (b)	4,854	105,089
Brightpoint, Inc. (b)	4,100	62,279
Central European Distribution Corp. (b)	3,395	85,927
Handleman Co.	5,232	112,540
Keystone Automotive Industries, Inc. (b)	4,855	87,511
Navarre Corp. (b)	5,900	88,500
Owens & Minor, Inc.	8,592	225,024
Provide Commerce (b)	300	7,050
ScanSource, Inc. (b)	3,259	201,830
SCP Pool Corp.	13,252	386,827
United Stationers, Inc. (b)	8,034	357,513
Watsco, Inc.	4,272	121,581

		2,086,896

Drugs (1.2%)
ABIOMED, Inc. (b)	2,100	23,762
Adolor Corp. (b)	10,560	125,030
Alkermes, Inc. (b)	18,844	233,099
Alpharma, Inc.	9,048	153,364
ARIAD, Inc. (b)	11,414	64,717
Atrix Laboratories, Inc. (b)	5,719	177,175
AVANT Immunotherapeutics, Inc. (b)	14,600	27,302
Bentley Pharmaceuticals, Inc. (b)	2,149	18,696
Bio-Rad Laboratories, Inc., Class A (b)	3,700	192,474
BioCryst Pharmaceuticals, Inc. (b)	4,500	23,738
Caraco Pharmaceutical Laboratories Ltd. (b)	700	5,656
Cell Therapeutics, Inc. (b)	11,465	71,083
Connetics Corp. (b)	7,062	189,827
Corgentech, Inc. (b)	400	7,628
CV Therapeutics, Inc. (b)	7,614	127,382
Decode Genetics, Inc. (b)	12,000	84,000
DUSA Pharmaceuticals, Inc. (b)	1,800	20,988
Guilford Pharmaceuticals, Inc. (b)	10,009	45,241
Immunomedics, Inc. (b)	9,810	27,959
Incyte Genomics, Inc. (b)	15,592	162,157
InterMune, Inc. (b)	6,783	87,976
K-V Pharmaceutical Co., Class A (b)	7,321	145,834
Ligand Pharmaceuticals, Inc. (b)	16,155	144,022
Marshall Edwards, Inc. (b)	200	1,517
Nanogen, Inc. (b)	8,400	33,432
NPS Pharmaceuticals, Inc. (b)	9,687	165,454
Par Pharmaceutical Cos, Inc. (b)	7,560	298,241
Priority Healthcare Corp., Class B (b)	7,082	127,901
Quidel Corp. (b)	9,398	53,005
Rigel Pharmaceuticals, Inc. (b)	2,993	71,832
Seattle Genetics, Inc. (b)	7,508	45,498
SFBC International, Inc. (b)	2,400	66,744
Tanox, Inc. (b)	6,855	107,624
Zila, Inc. (b)	11,200	50,568

		3,180,926

Educational Services (0.4%)
Ambassadors Groups, Inc.	3,400	106,233
Blackboard, Inc. (b)	1,100	19,591
Bright Horizons Family Solutions, Inc. (b)	2,992	189,394
Leapfrog Enterprises, Inc. (b)	8,100	98,820

36 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Educational Services (continued)
Learning Tree International, Inc. (b)	3,841	$52,929
PLATO Learning, Inc. (b)	5,600	49,868
Princeton Review, Inc. (b)	2,400	13,932
Strayer Education, Inc.	3,740	362,929
Universal Technical Institute, Inc. (b)	2,400	78,744

		972,440

Electrical Equipment (0.8%)
ADE Corp. (b)	3,200	49,120
Artesyn Technologies, Inc. (b)	8,613	83,546
Avista Corp.	11,016	195,864
Bel Fuse, Inc., Class B	1,900	63,745
California Micro Devices Corp. (b)	6,000	46,800
Capstone Turbine Corp. (b)	11,400	20,178
Cherokee International Corp. (b)	2,300	15,870
Cleco Corp.	10,528	191,820
Digital Theater Systems, Inc. (b)	4,012	68,244
DSP Group, Inc. (b)	7,900	156,657
El Paso Electric Co. (b)	12,862	214,153
EMCOR Group, Inc. (b)	3,300	130,581
Encore Wire Corp. (b)	4,831	59,470
Energy Conversion Devices, Inc. (b)	5,580	93,939
II-VI Corp.	3,108	106,418
Intergrated Silicon Solution, Inc. (b)	10,147	76,204
Measurement Specialties, Inc. (b)	1,500	38,850
Plug Power, Inc. (b)	13,285	79,511
Power-One, Inc. (b)	13,300	93,366
RAE Systems, Inc. (b)	4,800	33,456
SpatiaLight, Inc. (b)	7,900	51,429
Stoneridge, Inc. (b)	2,019	27,156
Tripath Imaging, Inc. (b)	4,239	29,122
Triumph Group, Inc. (b)	4,456	153,108
X-Rite, Inc.	4,241	55,896

		2,134,503

Electronics (1.1%)
Aeroflex, Inc. (b)	14,414	159,995
Ansoft Corp. (b)	400	6,400
BEI Technologies, Inc.	2,768	82,736
Belden CDT, Inc.	10,276	228,435
Coherent, Inc. (b)	6,814	164,422
Cyberoptics Corp. (b)	1,900	20,710
Daktronics, Inc. (b)	3,101	76,533
EDO Corp.	3,579	100,140
Electro Scientific Industries, Inc. (b)	7,586	128,659
Engineered Support Systems, Inc.	5,265	252,931
FARO Technologies, Inc. (b)	2,500	62,125
Graftech International Ltd. (b)	22,216	205,720
Itron, Inc. (b)	5,944	124,467
Keithley Instruments, Inc.	2,379	41,609
LeCroy Corp. (b)	800	13,464
MagneTek, Inc. (b)	6,100	37,515
Methode Electronics, Inc.	7,800	104,754
Mobility Electronics, Inc. (b)	3,500	24,570
Multi-Fineline Electronix, Inc. (b)	2,400	29,640
Planar Systems, Inc. (b)	5,071	49,290
Rogers Corp. (b)	3,623	155,499
Tektronix, Inc.	1,297	39,338
Thomas & Betts Corp.	12,648	358,444
Trimble Navigation Ltd. (b)	11,552	331,427
Tripath Technology, Inc. (b)	3,900	5,031
TTM Technologies, Inc. (b)	7,200	67,428
Watts Industries, Inc., Class A	5,230	135,666
Woodhead Industries, Inc.	2,300	36,110
Zygo Corp. (b)	3,100	31,543

		3,074,601

Entertainment (0.6%)
AMC Entertainment, Inc. (b)	6,900	132,549
Carmike Cinemas, Inc.	1,631	58,390
Dover Downs Entertainment, Inc.	1,948	19,558
Dover Motorsports, Inc.	3,112	14,782
Gaylord Entertainment Co. (b)	6,539	219,122
Magna Entertainment Corp., Class A (b)	10,520	59,228
Midway Games, Inc. (b)	10,037	95,050
Multimedia Games, Inc. (b)	5,878	77,590
Penn National Gaming, Inc. (b)	8,077	335,437
Pinnacle Entertainment, Inc. (b)	8,666	127,390
Reading International, Inc. (b)	900	7,479
Shuffle Master, Inc. (b)	6,006	252,792
Six Flags, Inc. (b)	18,700	94,248
Steinway Musical Instruments, Inc. (b)	1,400	38,710
World Wrestling Federation Entertainment, Inc.	2,999	37,188

		1,569,513

Fiber Optics (0.2%)
Avanex Corp. (b)	18,022	49,561
C-Cor.net Corp. (b)	9,400	70,688
MRV Communications, Inc. (b)	29,095	100,960
Newport Corp. (b)	8,142	91,923
Sycamore Networks, Inc. (b)	36,018	132,185

		445,317

Financial (2.4%)
Accredited Home Lenders Holding Co. (b)	4,000	144,320
ACE Cash Express, Inc. (b)	2,900	75,429
Advanta Corp., Class B	5,560	135,497
Affiliated Managers Group, Inc. (b)	5,723	319,571
Anchor BanCorp Wisconsin, Inc.	4,517	117,171
Anworth Mtg Asset Corp.	10,100	103,323
Apollo Investment Corp.	14,160	192,576
Archipelago Holdings, Inc. (b)	1,700	29,019

2004 Annual Report 37

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Financial (continued)
Asset Acceptance Capital Corp. (b)	500	$9,113
ASTA Funding, Inc.	900	16,268
Bancorp Bank (The) (b)	2,300	40,549
Beverly Hills Bancorp, Inc.	1,100	11,132
BISYS Group, Inc. (The) (b)	26,540	387,483
BKF Capital Group	800	25,288
Capital Southwest Corp.	300	23,250
Central Pacific Financial Corp.	8,175	249,746
Charter Municipal Mortgage Acceptance Co.	9,612	222,614
Cohen & Steers Inc.	1,050	15,488
Collegiate Funding Services (b)	1,300	16,055
Commercial Capital Bancorp, Inc.	9,642	216,270
CompuCredit Corp. (b)	2,862	54,464
Credit Acceptance Corp. (b)	1,600	35,472
Downey Financial Corp.	4,080	225,461
Education Lending Group, Inc. (b)	4,100	65,252
Encore Capital Group, Inc. (b)	1,600	30,040
Euronet Worldwide, Inc. (b)	5,100	116,892
Federal Agricultural Mortgage Corp. (b)	1,000	19,670
Financial Federal Corp. (b)	3,463	129,205
First Cash Financial Services, Inc. (b)	3,700	87,246
First Financial Holdings, Inc.	2,900	88,073
Gabelli Asset Management, Inc.	1,468	67,675
GATX Corp.	13,078	356,767
Gladstone Capital Corp.	2,931	67,706
Gold Banc Corp., Inc.	11,177	162,625
Greenhill & Co., Inc.	1,900	42,731
Harris & Harris Group, Inc. (b)	3,500	41,615
Interactive Data Corp. (b)	7,200	142,056
Intersections, Inc. (b)	2,900	38,846
Investment Technology Group, Inc. (b)	9,997	153,954
Irwin Financial Corp.	3,885	96,853
Jackson Hewitt Tax Service, Inc.	9,600	201,600
Knight Trading Group, Inc. (b)	28,980	301,102
Labranche & Co., Inc. (b)	8,900	63,101
MainSource Financial Group, Inc.	934	20,128
MCG Capital Corp.	9,453	167,980
National Financial Partners Corp.	8,800	270,512
Nelnet, Inc., Class A (b)	700	13,587
Novastar Financial, Inc.	5,787	250,461
Piper Jaffray Companies, Inc. (b)	4,100	179,293
PRG-Schultz International, Inc. (b)	8,925	46,232
Resource America, Inc., Class A	3,005	73,322
Rewards Network, Inc. (b)	3,310	18,304
Royal Gold, Inc.	5,400	86,454
Sanders Morris Harris Group Inc.	3,353	48,015
SCBT Financial Corp.	950	31,265
Stifel Financial Corp. (b)	533	10,457
SWS Group, Inc.	3,250	62,400
TNS, Inc. (b)	2,200	43,032
United Panam Financial Corp. (b)	1,000	19,255
World Acceptance Corp. (b)	4,365	102,141
WSFS Financial Corp.	2,009	109,099

		6,490,505

Food & Related (1.2%)
American Italian Pasta Co.	3,860	78,358
Anchor Glass Container Corp.	4,300	36,980
Aurora Foods, Inc. (c) (d) (b)	100	0
Cal-Maine Foods, Inc.	3,600	36,756
Chiquita Brands International, Inc. (b)	8,187	147,530
Corn Products International, Inc.	9,132	449,293
Darling International, Inc. (b)	12,200	47,702
Farmer Brothers Co.	1,100	29,370
Flowers Foods, Inc.	7,879	199,811
Great Atlantic & Pacific Tea Co., Inc. (b)	5,312	34,528
Hain Celestial Group, Inc. (b)	7,493	121,237
Hansen Natural Corp. (b)	1,780	47,170
J & J Snack Foods Corp. (b)	1,392	61,568
Jarden Corp. (b)	6,407	225,014
John B. Sanfilippo & Son, Inc. (b)	1,300	23,439
Krispy Kreme Doughnuts, Inc. (b)	14,260	151,156
Lance, Inc.	7,716	130,246
MGP Ingredients, Inc.	3,640	30,085
National Beverage Corp.	1,610	13,041
NuCo2, Inc. (b)	2,800	59,360
Nutraceutical International Corp. (b)	2,539	39,355
Peet’s Coffee & Tea, Inc. (b)	2,282	58,168
Performance Food Group Co. (b)	11,860	275,863
Ralcorp Holding, Inc.	7,053	259,198
Red Robin Gourmet Burgers (b)	2,922	121,877
Ryan’s Restaurant Group, Inc. (b)	9,329	130,513
Sanderson Farms, Inc.	2,640	85,774
Seaboard Corp.	100	69,500
Sensient Technologies Corp.	10,254	222,717
Tejon Ranch Co. (b)	983	35,280
Winn-Dixie Stores, Inc.	18,500	63,640

		3,284,529

Furniture (0.5%)
American Woodmark Corp.	2,200	81,796
Bassett Furniture Industries, Inc.	2,247	41,570
Bombay Co., Inc. (b)	7,800	43,680
Ethan Allen Interiors, Inc.	8,900	339,001
Furniture Brands International, Inc.	11,700	255,177
Hooker Furniture Corp.	400	8,864
Kimball International, Inc., Class B	4,748	64,335
La-Z-Boy, Inc.	13,900	183,341
Select Comfort Corp. (b)	7,551	129,273
Stanley Furniture Co., Inc.	1,758	78,213
Tempur-Pedic International, Inc. (b)	2,300	37,352

		1,262,602

38 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Gambling - Non-Hotel Casinos (0.3%)
Argosy Gaming Co. (b)	5,446	$215,607
Churchill Downs, Inc.	1,000	37,990
Empire Resorts, Inc. (b)	2,500	19,450
Isle of Capris Casinos, Inc. (b)	4,016	90,962
Scientific Games Corp. (b)	19,148	405,555

		769,564

Gas - Distribution (1.4%)
Atmos Energy Corp.	15,589	402,352
Cascade Natural Gas Corp.	3,139	63,596
Energen Co.	8,300	446,374
New Jersey Resources Corp.	6,343	260,761
Nicor, Inc.	11,060	414,971
Northwest Natural Gas Co.	6,176	195,779
NUI Corp.	5,234	70,450
Peoples Energy Corp.	9,440	403,843
Piedmont Natural Gas Co., Inc.	9,320	424,340
South Jersey Industries, Inc.	3,102	146,414
Southwest Gas Corp.	7,406	180,929
Southwestern Energy Co. (b)	8,982	412,633
WGL Holdings, Inc.	11,080	315,226

		3,737,668

Healthcare (2.4%)
Amedisys, Inc. (b)	3,580	108,223
America Service Group, Inc. (b)	1,000	35,770
American Healthways, Inc. (b)	7,100	214,278
American Medical Security Group, Inc. (b)	3,400	107,950
American Medical Systems Holdings, Inc. (b)	6,550	243,005
AMERIGROUP Corp. (b)	5,222	313,320
AmSurg Corp. (b)	8,225	192,383
Apria Healthcare Group, Inc. (b)	12,700	347,472
Beverly Enterprises, Inc. (b)	23,481	204,050
Centene Corp. (b)	5,316	252,138
CorVel Corp. (b)	3,100	81,050
Cross Country Healthcare, Inc. (b)	5,500	81,565
DJ Orthopedics, Inc. (b)	2,900	49,445
Dynacq Healthcare, Inc. (b)	2	10
Genesis HealthCare Corp. (b)	3,654	112,105
Gentiva Health Services, Inc. (b)	7,509	127,390
HealthExtras, Inc. (b)	4,093	58,407
Hooper Holmes, Inc.	9,649	50,657
Immucor, Inc. (b)	7,528	232,239
Invacare Corp.	6,449	297,815
Kindred Healthcare, Inc. (b)	7,042	169,712
LCA-Vision, Inc.	2,580	75,891
LifePoint Hospitals, Inc. (b)	8,919	289,154
Magellan Health Services, Inc. (b)	6,980	261,052
Matria Healthcare, Inc. (b)	2,900	90,538
Medcath Corp. (b)	1,800	31,590
Molina Healthcare, Inc. (b)	1,600	58,912
OCA, Inc. (b)	11,100	45,843
Odyssey Healthcare, Inc. (b)	10,623	82,010
Option Care, Inc.	4,843	63,637
Pediatrix Medical Group, Inc. (b)	6,500	365,625
Per-Se Technologies, Inc. (b)	6,613	96,484
PolyMedica Corp.	6,219	217,665
Province Healthcare Co. (b)	11,284	241,929
Proxymed, Inc. (b)	400	3,750
Psychiatric Solutions, Inc. (b)	2,680	68,206
Quality Systems, Inc. (b)	1,055	53,425
RehabCare Group, Inc. (b)	3,700	84,952
Res-Care, Inc. (b)	2,300	27,922
Select Medical Corp.	22,676	389,799
Sierra Health Services, Inc. (b)	5,062	241,559
Sunrise Assisted Living, Inc. (b)	3,649	139,063
Symbion, Inc. (b)	800	12,432
United Surgical Partners International, Inc. (b)	7,284	255,013
USNA Health Sciences, Inc. (b)	3,080	91,876
Vistacare, Inc. (b)	2,493	38,642

		6,605,953

Hotels & Casinos (0.3%)
Ameristar Casinos, Inc.	3,246	112,717
Aztar Corp. (b)	9,547	295,480
Boyd Gaming Corp.	9,717	325,422
Lakes Entertainment, Inc. (b)	4,500	52,740
MTR Gaming Group, Inc. (b)	5,300	47,700

		834,059

Hotels & Motels (0.1%)
Boca Resorts, Inc. (b)	6,301	149,334
Marcus Corp.	4,034	85,763
Sunterra Corp. (b)	5,480	58,362

		293,459

Insurance (1.6%)
21st Century Insurance Group	4,800	63,600
Affirmative Insurance Holdings, Inc. (b)	3,800	64,353
Alfa Corp.	6,024	83,734
American Equity Investment Life Holding Co.	2,300	22,586
American Physicians Capital, Inc. (b)	2,382	75,938
Argonaut Group, Inc. (b)	5,600	103,656
Baldwin & Lyons, Inc., Class B	1,481	37,143
Bristol West Holdings, Inc.	1,900	32,680
Ceres Group, Inc. (b)	5,800	31,320
Citizens, Inc. (b)	3,746	21,802
CNA Surety Corp. (b)	1,400	16,478
Commerce Group, Inc. (The)	5,307	268,587
Direct General Corp.	4,640	136,880
Donegal Group, Inc., Class A	1,200	25,896
EMC Insurance Group, Inc.	1,800	35,532

2004 Annual Report 39

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
Enstar Group, Inc. (The) (b)	200	$10,800
FBL Financial Group, Inc., Class A	1,802	46,690
First Acceptance Corp. (b)	2,100	16,884
First Health Group Corp. (b)	22,900	364,568
FPIC Insurance Group, Inc. (b)	1,960	54,488
Harleysville Group, Inc.	3,558	74,113
Horace Mann Educators Corp.	10,486	178,262
Independence Holding Co.	820	15,572
Infinity Property & Casualty Corp.	5,764	179,145
Kansas City Life Insurance Co.	300	12,300
LandAmerica Financial Group, Inc.	4,323	211,611
Midland Co. (The)	1,000	27,630
Navigators Group, Inc. (b)	1,692	49,897
Nymagic, Inc.	600	12,180
Ohio Casualty Corp. (b)	15,678	327,357
Penn-America Group, Inc.	4,300	63,124
Philadelphia Consolidated Holding Corp. (b)	4,720	273,666
PICO Holdings, Inc. (b)	1,100	20,790
PMA Capital Corp., Class A (b)	7,584	62,189
ProAssurance Corp. (b)	5,957	212,605
RLI Corp.	4,446	169,081
Safety Insurance Group, Inc.	1,100	24,761
Selective Insurance Group, Inc.	7,166	280,047
State Auto Financial Corp.	3,100	88,195
Stewart Information Services Corp.	3,862	163,826
Triad Guaranty, Inc. (b)	1,600	87,216
U.S.I. Holdings Corp. (b)	10,640	103,368
United Fire & Casualty Co.	1,883	113,187
Vesta Insurance Group, Inc.	5,200	23,660
Zenith National Insurance Co.	2,298	94,379

		4,381,776

Insurance/Life (0.5%)
AmerUs Group Co.	9,812	409,946
Delphi Financial Group, Inc.	5,756	235,248
Great American Financial Resources, Inc.	1,620	25,434
National Western Life Insurance Co., Class A (b)	300	45,045
Phoenix Co., Inc. (The)	21,236	224,040
Presidential Life Corp.	4,181	66,812
UICI	9,597	283,879
Universal American Financial Corp. (b)	8,700	105,792

		1,396,196

Insurance Brokers (0.1%)
Crawford & Co., Class B	2,920	19,768
Hilb, Rogal & Hamilton Co.	8,054	255,312

		275,080

Internet (1.9%)
@Road, Inc. (b)	6,600	41,580
Alloy, Inc. (b)	7,933	30,304
Ariba, Inc. (b)	14,110	216,589
AsiaInfo Holdings, Inc. (b)	9,403	44,194
Autobytel, Inc. (b)	9,530	66,329
Blue Coat Systems, Inc. (b)	2,760	48,052
Blue Nile, Inc. (b)	1,200	29,160
Brocade Communications Systems, Inc. (b)	57,440	390,017
CMGI, Inc. (b)	78,265	107,223
CNET Networks, Inc. (b)	27,886	227,829
DoubleClick, Inc. (b)	24,700	157,092
Drugstore.com, Inc. (b)	5,630	17,903
EarthLink, Inc. (b)	34,384	355,187
eCollege.com (b)	4,695	43,053
Entrust, Inc. (b)	19,962	65,875
Equinix, Inc. (b)	2,000	75,380
FindWhat.com (b)	5,607	112,420
Harris Interactive, Inc. (b)	10,600	72,080
INTAC International, Inc. (b)	700	5,569
Internap Network Services Corp. (b)	36,600	28,182
Internet Capital Group, Inc. (b)	8,900	61,054
Internet Security, Inc. (b)	8,638	187,963
Interwoven, Inc. (b)	11,061	100,323
iPass, Inc. (b)	12,400	71,300
iVillage, Inc. (b)	4,100	21,013
j2 Global Communications, Inc. (b)	4,265	128,590
Jupitermedia Corp. (b)	4,400	87,274
LookSmart Ltd. (b)	28,670	47,879
MarketWatch.com, Inc. (b)	1,000	13,255
MatrixOne, Inc. (b)	10,609	60,471
Neoforma, Inc. (b)	1,700	11,730
Net.B@nk, Inc.	13,407	124,417
Net2Phone, Inc. (b)	11,231	38,972
Netegrity, Inc. (b)	9,185	97,820
NIC, Inc. (b)	5,900	24,839
Omicell, Inc. (b)	6,853	70,757
Openwave Systems, Inc. (b)	14,679	172,772
Orbitz, Inc., Class A (b)	3,260	89,128
Overstock.com, Inc. (b)	2,900	157,006
PC-Tel, Inc. (b)	7,299	56,275
Priceline.com, Inc. (b)	5,199	103,668
PTEK Holdings, Inc. (b)	13,902	138,464
Redback Networks, Inc. (b)	6,356	28,666
RightNow Technologies, Inc. (b)	600	9,936
S1 Corp. (b)	15,378	144,399
Sohu.com Inc. (b)	5,411	90,634
Stamps.com, Inc. (b)	4,493	62,363
Stellent, Inc. (b)	5,200	37,336
SupportSoft, Inc. (b)	11,600	58,812
TippingPoint Technologies, Inc. (b)	200	5,624
Travelzoo, Inc. (b)	560	38,780
TriZetto Group, Inc. (The) (b)	4,998	33,986
United Online, Inc. (b)	10,600	99,534
ValueClick, Inc. (b)	17,269	160,429

40 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Internet (continued)
Vignette Corp. (b)	63,109	$70,051
WatchGuard Technologies, Inc. (b)	7,681	30,570
Websense, Inc. (b)	5,319	215,792
Zixit Corp. (b)	5,300	28,620

		5,114,520

Lasers (0.1%)
Metrologic Instruments, Inc. (b)	2,000	37,300
Rofin-Sinar Technologies, Inc. (b)	3,500	104,895

		142,195

Leisure Products (0.5%)
Action Performance Co., Inc.	3,553	32,865
Alliance Gaming Corp. (b)	13,822	127,854
Atari, Inc. (b)	2,140	3,210
Callaway Golf Co.	14,689	153,206
Coachmen Industries, Inc.	2,800	40,516
Department 56, Inc. (b)	2,600	39,234
Escalade, Inc.	800	11,172
Greg Manning Auctions, Inc. (b)	1,600	15,944
JAKKS Pacific, Inc. (b)	7,287	114,843
K2, Inc. (b)	8,161	132,371
LIFE TIME FITNESS, Inc. (b)	1,700	39,610
Marine Products Corp.	1,084	19,783
MarineMax, Inc. (b)	3,200	80,640
Nautilus Group, Inc. (The)	6,230	122,420
Party City Corp. (b)	2,054	30,071
RC2 Corp. (b)	4,565	127,181
Speedway Motorsports, Inc.	2,700	89,370
Topps Co., Inc.	8,027	80,912
Vail Resorts, Inc. (b)	3,908	78,394
WMS Industries, Inc. (b)	5,184	151,632

		1,491,228

Machinery (1.6%)
Advanced Energy Industries, Inc. (b)	4,605	45,405
Albany International Corp., Class A	5,627	168,923
Applied Industrial Technologies, Inc.	4,716	175,435
Astec Industries, Inc. (b)	4,779	69,248
Baldor Electric Co.	6,953	162,909
Blount International, Inc. (b)	2,900	41,934
Bucyrus International, Inc., Class A	3,501	105,030
Cascade Corp.	2,446	72,646
Cubic Corp.	3,346	73,612
Flowserve Corp. (b)	11,459	247,285
Franklin Electric Co., Inc.	3,246	124,581
Gardner Denver, Inc. (b)	4,532	135,869
Gorman-Rupp	975	21,158
IDEX Corp.	12,515	461,804
Intermagnetics General Corp. (b)	7,200	183,528
Intevac, Inc. (b)	1,900	9,529
Joy Global, Inc.	12,660	427,781
Kadant, Inc. (b)	2,903	52,399
Lennox International, Inc.	12,407	179,405
Milacron, Inc. (b)	7,997	21,992
NACCO Industries, Inc.	1,022	95,516
Nordson Corp.	6,964	243,879
Photon Dynamics, Inc. (b)	3,773	69,046
Sauer-Danfoss, Inc.	993	17,973
Stewart & Stevenson Services, Inc.	6,914	117,538
Tennant Co.	1,762	71,890
Terex Corp. (b)	10,893	413,934
Thomas Industries, Inc.	2,600	87,880
UNOVA, Inc. (b)	10,601	162,725
Wabtec Corp.	9,607	194,734

		4,255,588

Manufactured Housing (0.7%)
Aaon, Inc. (b)	1,000	14,700
Apogee Enterprises, Inc.	8,330	106,707
Beazer Homes USA, Inc.	3,470	380,937
Eagle Materials, Inc.	4,769	329,586
Fleetwood Enterprises, Inc. (b)	11,761	148,071
Highwood Properties, Inc.	13,648	338,607
Levitt Corp., Class A	3,482	83,046
Monaco Coach Corp.	5,739	101,867
Palm Harbor Homes, Inc. (b)	2,804	42,032
Skyline Corp.	918	36,793
WCI Communities, Inc. (b)	6,860	161,896
Winnebago Industries, Inc.	5,196	163,154

		1,907,396

Manufacturing (1.1%)
American Superconductor Corp. (b)	3,900	45,065
Applied Films Corp. (b)	4,147	96,169
AptarGroup, Inc.	8,420	395,067
Armor Holdings, Inc. (b)	6,308	233,522
Champion Enterprises, Inc. (b)	15,384	167,532
Checkpoint Systems, Inc. (b)	8,208	140,357
Cognex Corp.	10,177	260,531
CSS Industries, Inc.	1,551	47,848
CUNO, Inc. (b)	4,498	258,635
EnerSys (b)	2,050	27,060
EnPro Industries, Inc. (b)	4,200	92,232
Identix, Inc. (b)	22,520	164,171
Jacuzzi Brands, Inc. (b)	16,486	142,604
Lincoln Electric Holdings, Inc.	8,711	290,773
Mine Safety Appliances Co.	4,170	157,292
Myers Industries, Inc.	5,300	56,339
OshKosh B’Gosh, Inc., Class A	2,027	36,810
Powell Industries, Inc. (b)	1,369	22,068
Quixote Corp.	1,690	30,378

2004 Annual Report 41

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Manufacturing (continued)
Raven Industries, Inc.	4,820	$108,739
Sturm, Ruger & Co., Inc.	4,637	40,898
Valence Technology, Inc. (b)	8,330	26,823
Woodward Governor Co.	2,040	123,522
Young Innovations Inc.	500	16,075

		2,980,510

Manufacturing/ Diversified (0.9%)
A.O. Smith Corp.	5,008	132,912
Acuity Brands, Inc.	9,142	242,537
Barnes Group, Inc.	3,402	88,452
CLARCOR, Inc.	6,603	325,528
ESCO Technologies, Inc. (b)	2,994	208,981
Federal Signal Corp.	10,943	181,873
Global Power Equipment Group, Inc. (b)	5,100	41,106
Griffon Corp. (b)	6,260	139,285
Imation Corp.	7,800	243,906
Lancaster Colony Corp.	7,021	301,763
Matthews International Corp., Class A	6,682	223,880
Penn Energineering & Manufacturing Corp.	1,200	21,480
Standex International Corp.	2,654	69,508
Tredegar Industries, Inc.	5,706	95,576
USG Corp. (b)	8,465	189,531

		2,506,318

Medical Equipment & Supplies (2.2%)
Abaxis, Inc. (b)	5,500	71,088
Advanced Medical Optics, Inc. (b)	7,650	299,115
Advanced Neuromodulation Systems, Inc. (b)	4,611	146,768
Allscripts Healthcare Solution, Inc. (b)	5,650	52,517
Animas Corp. (b)	1,600	22,832
Arrow International, Inc.	4,144	118,373
Aspect Medical Systems, Inc. (b)	3,780	67,964
BioLase Technology, Inc.	5,901	40,245
Bioveris Corp. (b)	4,496	28,977
Bruker BioSciences Corp. (b)	3,213	11,085
Candela Corp. (b)	5,202	52,930
Cardiac Science, Inc. (b)	20,020	34,034
CardioDyamics International Corp. (b)	6,700	24,221
Cepheid, Inc. (b)	9,100	82,082
Closure Medical Corp. (b)	2,400	40,944
Conceptus, Inc. (b)	5,000	42,825
CONMED Corp. (b)	7,553	212,013
CTI Molecular Imaging, Inc. (b)	7,000	54,880
Cyberonics, Inc. (b)	4,470	83,902
Durect Corp. (b)	13,500	24,570
E-Z-EM, Inc.	600	11,130
Encore Medical Corp. (b)	8,500	43,648
Endocardial Solutions, Inc. (b)	6,500	73,645
EPIX Medical, Inc. (b)	6,330	98,938
Exactech, Inc. (b)	1,100	18,942
Hanger Orthopedic Group, Inc. (b)	7,000	45,150
Hologic, Inc. (b)	4,300	86,344
I-Flow Corp. (b)	2,700	37,368
ICU Medical, Inc. (b)	3,650	81,943
IDX Systems Corp. (b)	4,131	138,533
Intuitive Surgical, Inc. (b)	8,509	248,293
Kensey Nash Corp. (b)	2,580	73,788
Kyphon, Inc. (b)	6,000	150,720
Landauer, Inc.	1,722	83,965
Laserscope (b)	4,100	110,946
Lifeline Systems, Inc. (b)	3,500	84,175
Mannkind Corp. (b)	2,900	50,808
Medical Action Industries, Inc. (b)	2,166	36,021
Mentor Corp.	9,524	331,434
Merit Medical Systems, Inc. (b)	6,429	66,540
Microtek Medical Holdings, Inc. (b)	14,700	54,390
Oakley, Inc.	4,723	59,982
Ocular Sciences, Inc. (b)	5,004	244,445
OraSure Technologies, Inc. (b)	11,273	76,093
Orthologic Corp. (b)	9,654	59,565
Orthovita, Inc. (b)	10,600	46,640
Possis Medical, Inc. (b)	5,103	56,541
PSS World Medical, Inc. (b)	15,338	172,783
Serologicals Corp. (b)	6,768	160,063
Sonic Innovations, Inc. (b)	5,300	19,928
STERIS Corp. (b)	15,800	327,533
Surmodics, Inc. (b)	3,423	91,908
Sybron Dental Specialties, Inc. (b)	8,452	275,282
Techne Corp. (b)	9,536	343,486
ThermoGenesis Corp. (b)	6,300	35,186
Viasys Healthcare, Inc. (b)	6,125	104,676
VISX, Inc. (b)	10,084	168,201
Vital Signs, Inc.	1,130	39,126
WellCare Health Plans, Inc. (b)	1,350	30,915
Wright Medical Group, Inc. (b)	7,036	181,740
Zoll Medical Corp. (b)	2,846	91,072

		6,023,251

Medical Laboratories (0.3%)
Able Laboratories, Inc. (b)	4,785	103,715
Alliance Imaging, Inc. (b)	1,400	10,402
Applera Corp. - Celera Genomics Group (b)	15,469	198,313
Bio-Reference Laboratories, Inc. (b)	2,300	32,361
Cerner Corp. (b)	7,251	327,382
Discovery Laboratories, Inc. (b)	10,200	69,462
LabOne, Inc. (b)	3,839	115,170
Specialty Laboratories, Inc. (b)	276	2,680

		859,485

42 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Metal Processors (0.5%)
Commercial Metals Co.	6,326	$228,685
Kaydon Corp.	6,348	187,901
Metal Management, Inc. (b)	5,200	94,640
Metals USA, Inc. (b)	6,000	102,360
Mueller Industries, Inc.	8,856	236,100
NN, Inc.	5,615	62,046
Quanex Corp.	4,000	202,800
Steel Technologies, Inc.	3,160	75,714
Valmont Industries, Inc.	2,600	56,550

		1,246,796

Metals (0.5%)
Brush Engineered Materials, Inc. (b)	3,396	52,978
Century Aluminum Co. (b)	4,257	98,507
Cleveland-Cliffs, Inc. (b)	2,512	183,125
Coeur d’Alene Mines Corp. (b)	53,397	264,315
Compass Minerals International, Inc.	2,400	51,408
Gibraltar Industries, Inc.	4,519	158,210
Hecla Mining Co. (b)	27,902	188,059
RTI International Metals, Inc. (b)	4,500	90,135
Stepan Co.	500	12,050
Stillwater Mining Co. (b)	7,835	96,841
Titanium Metals Corp. (b)	500	9,675
USEC, Inc.	17,300	167,118

		1,372,421

Natural Gas (0.4%)
Airgas, Inc.	13,040	320,784
EnergySouth, Inc.	2,100	56,847
Laclede Group, Inc. (The)	4,900	147,735
Southern Union Co. (b)	16,747	367,932
St. Mary Land & Exploration Co.	6,498	256,216
Syntroleum Corp. (b)	7,200	50,004

		1,199,518

Office Equipment & Supplies (0.4%)
Ennis Business Forms, Inc.	3,400	68,782
General Binding Corp. (b)	500	7,138
Global Imaging Systems, Inc. (b)	5,083	178,922
Imagistics International, Inc. (b)	3,500	120,470
Interface, Inc. (b)	9,655	83,902
John H. Harland Co.	6,374	205,434
School Specialty, Inc. (b)	5,987	244,987
Standard Register Co.	4,514	47,939

		957,574

Oil & Gas (3.1%)
Atlas America, Inc. (b)	1,300	33,391
Atwood Oceanics, Inc. (b)	3,115	149,364
Berry Petroleum Co.	5,080	193,802
Brigham Exploration Co. (b)	6,600	59,895
Cabot Oil & Gas Corp.	7,145	302,305
Cal Dive International, Inc. (b)	9,656	341,919
Callon Petroleum Co. (b)	3,100	41,881
Cheniere Energy, Inc. (b)	4,300	106,812
Cimarex Energy Co. (b)	9,402	337,344
Clayton Williams Energy, Inc. (b)	2,000	40,820
Comstock Resources, Inc. (b)	7,836	172,392
Delta Petroleum Corp. (b)	5,900	84,547
Denbury Resources, Inc. (b)	11,731	290,929
Edge Petroleum Corp. (b)	4,346	65,929
Encore Acquisition Co. (b)	4,820	157,373
Energy Partners Ltd. (b)	7,220	126,783
Forest Oil Corp. (b)	12,592	384,056
FX Energy, Inc. (b)	3,800	32,319
Giant Industries, Inc. (b)	2,900	66,613
Grey Wolf, Inc. (b)	49,117	254,426
Hanover Compressor Co. (b)	16,200	210,924
Harvest Natural Resources, Inc. (b)	7,865	118,919
Helmerich & Payne, Inc.	11,500	328,325
Houston Exploration Co. (The) (b)	3,322	194,669
KCS Energy, Inc. (b)	10,731	146,049
Lufkin Industries, Inc.	1,582	56,019
Magnum Hunter Resources, Inc. (b)	25,740	311,454
Matrix Service Co. (b)	6,000	30,840
McMoRan Exploration Co. (b)	4,000	55,440
Meridian Resource Corp. (The) (b)	14,600	117,530
Mission Resources Corp. (b)	9,700	59,413
Newpark Resources, Inc. (b)	18,284	99,282
Oceaneering International, Inc. (b)	5,702	202,706
Parker Drilling Co. (b)	21,477	83,760
Penn Virginia Corp.	3,600	129,600
Petroleum Development Corp. (b)	4,356	153,418
Plains Exploration & Production Co. (b)	19,102	477,550
Quaker Chemical Corp.	1,600	36,128
Quicksilver Resources, Inc. (b)	6,172	195,220
Quiksilver Resources, Inc. (b)	12,168	331,578
Range Resources Corp.	15,363	241,199
Remington Oil & Gas Corp. (b)	5,080	129,235
RPC, Inc.	2,201	45,671
Spinnaker Exploration Co. (b)	5,109	163,079
Stone Energy Corp. (b)	5,541	228,123
Swift Energy Co. (b)	6,620	160,535
Tesoro Petroleum Corp. (b)	15,451	467,856
Todco, Class A (b)	4,460	75,686
Unit Corp. (b)	7,900	293,011
Vintage Petroleum, Inc.	12,076	253,596
Whiting Petroleum Corp. (b)	4,180	124,062
World Fuel Services Corp.	2,540	86,665

		8,850,442

2004 Annual Report 43

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Oil Equipment & Services (0.9%)
CARBO Ceramics, Inc.	2,546	$183,949
Dril-Quip, Inc. (b)	1,013	22,691
Frontier Oil Corp.	7,109	174,739
Global Industries Ltd. (b)	22,744	152,612
Holly Corp.	5,838	143,323
Hydril Co. (b)	4,356	191,620
Key Energy Services, Inc. (b)	29,100	334,649
Lone Star Technologies, Inc. (b)	6,334	167,218
SEACOR SMIT, Inc. (b)	4,018	191,297
SJW Corp.	700	23,702
Superior Energy Services, Inc. (b)	13,164	169,684
TETRA Technologies, Inc. (b)	5,408	161,916
TRC Cos., Inc. (b)	1,600	27,872
Veritas DGC, Inc. (b)	7,460	157,406
W-H Energy Services, Inc. (b)	6,200	126,170
WD-40 Co.	4,127	116,650

		2,345,498

Oil Field Machinery & Equipment (0.1%)
Gulf Island Fabrication, Inc.	2,845	58,209
Oil States International, Inc. (b)	5,270	96,757
Universal Compression Holdings, Inc. (b)	3,100	107,198

		262,164

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc. (b)	4,290	45,260
Caraustar Industries, Inc. (b)	7,021	104,402
Chesapeake Corp.	3,770	87,502
Deltic Timber Corp.	2,256	89,766
Glatfelter & Co.	9,165	113,921
Graphic Packaging Corp. (b)	12,700	87,122
Longview Fibre Co.	11,200	172,480
Pope & Talbot, Inc.	3,192	48,135
Potlatch Corp.	6,686	314,843
Rock-Tenn Co.	4,600	71,530
Schweitzer-Mauduit International, Inc.	4,242	133,878
Universal Forest Products, Inc.	3,666	134,451
Wausau-Mosinee Paper Corp.	9,947	155,571

		1,558,861

Pharmaceuticals (2.4%)
Alexion Pharmaceuticals, Inc. (b)	5,929	105,803
American Pharmaceutical Partners, Inc. (b)	1	28
Array BioPharma, Inc. (b)	3,400	23,766
AtheroGenics, Inc. (b)	8,831	264,399
Barrier Therapeutics, Inc. (b)	500	6,995
Bioenvision, Inc. (b)	2,500	19,563
BioMarin Pharmaceutical, Inc. (b)	15,185	62,714
Bone Care International, Inc. (b)	4,266	97,969
Bradley Pharmaceuticals, Inc. (b)	3,608	59,748
Cell Genesys, Inc. (b)	12,692	83,260
Corixa Corp. (b)	13,029	51,790
Cubist Pharmaceuticals, Inc. (b)	9,650	98,478
CYTOGEN Corp. (b)	3,900	38,454
Cytokinetics, Inc. (b)	700	6,300
Del Laboratories, Inc. (b)	1,116	37,219
Dendreon Corp. (b)	12,600	130,284
Depomed, Inc. (b)	3,300	14,768
DOV Pharmaceutical, Inc. (b)	3,820	62,954
Encysive Pharmaceuticals, Inc. (b)	12,497	109,099
Enzon, Inc. (b)	11,500	185,955
First Horizon Pharmaceutical Corp. (b)	6,400	157,312
Genaera Corp. (b)	7,300	29,018
Geron Corp. (b)	12,437	97,693
Hollis-Eden Pharmaceuticals, Inc. (b)	3,791	38,536
ILEX Oncology, Inc. (b)	9,962	251,540
ImmunoGen, Inc. (b)	8,338	44,275
Impax Laboratories, Inc. (b)	11,384	168,028
Indevus Pharmaceuticals, Inc. (b)	10,330	69,159
Inkine Pharmaceutical Co., Inc. (b)	8,500	46,325
Inspire Pharmaceuticals, Inc. (b)	9,169	143,587
Inter Parfums, Inc.	1,800	24,183
Isis Pharmaceuticals, Inc. (b)	15,180	70,663
Isolagen, Inc. (b)	5,500	37,455
Ista Pharmaceuticals, Inc. (b)	500	4,895
Keryx Biopharmaceuticals, Inc. (b)	3,300	38,379
Kos Pharmaceuticals, Inc. (b)	2,668	95,248
Lannett Co., Inc. (b)	600	6,798
LifeCell Corp. (b)	8,400	74,592
Mannatech, Inc.	4,400	75,020
Maxim Pharmaceuticals, Inc. (b)	10,840	27,100
Medical Co. (b)	11,977	319,066
NeighborCare, Inc. (b)	7,755	198,761
NeoPharm, Inc. (b)	6,255	45,443
NitroMed, Inc. (b)	2,980	72,414
Northfield Laboratories, Inc. (b)	4,600	63,020
Noven Pharmaceuticals, Inc. (b)	5,300	119,515
Nuvelo, Inc. (b)	8,223	75,487
Onyx Pharmaceuticals, Inc. (b)	7,540	211,572
Oscient Pharmaceuticals Corp. (b)	9,600	32,544
Pain Therapeutics, Inc. (b)	7,300	50,735
Parexel International Corp. (b)	7,503	144,433
Penwest Pharmaceuticals Co. (b)	4,553	49,537
Peregrine Pharmaceuticals, Inc. (b)	25,573	32,989
Perrigo Co.	14,411	261,991
PetMed Express, Inc. (b)	3,100	16,880
Pharmacyclics, Inc. (b)	3,600	42,156
Pharmion Corp. (b)	3,900	179,205
Pharmos Corp. (b)	14,200	39,050
POZEN, Inc. (b)	6,350	55,626
PRAECIS Pharmaceuticals, Inc. (b)	15,873	27,778
Progenics Pharmaceuticals, Inc. (b)	2,300	34,351
Regeneron Pharmaceuticals, Inc. (b)	6,617	48,106

44 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Pharmaceuticals (continued)
Renovis, Inc. (b)	200	$2,290
Salix Pharmaceuticals, Inc. (b)	9,400	150,682
Santarus, Inc. (b)	600	5,892
SuperGen, Inc. (b)	11,634	70,967
Telik, Inc. (b)	10,033	185,109
Transkaryotic Therapies, Inc. (b)	7,161	123,957
United Therapeutics Corp. (b)	5,147	160,895
Valeant Pharmaceuticals International	19,500	467,999
Vertex Pharmaceuticals, Inc. (b)	20,000	217,599
Vicuron Pharmaceuticals, Inc. (b)	10,694	149,930
Vion Pharmaceuticals, Inc. (b)	10,000	46,700

		6,662,031

Pipelines (0.1%)
Aquila, Inc. (b)	50,070	158,722
TransMontaigne, Inc. (b)	1,854	10,994

		169,716

Pollution Control (0.2%)
Calgon Carbon Corp.	10,748	73,946
Casella Waste Systems, Inc., Class A (b)	6,547	81,314
Duratek, Inc. (b)	3,723	75,298
Flanders Corp. (b)	4,100	33,682
Imco Recycling, Inc. (b)	3,700	43,364
Waste Connections, Inc. (b)	10,501	330,991

		638,595

Printing & Publishing (0.7%)
Banta Corp.	5,807	236,229
Bowne & Co., Inc.	10,388	129,123
Courier Corp.	1,000	43,500
Hollinger International, Inc.	13,084	233,549
Information Holdings, Inc. (b)	2,619	71,734
Journal Register Co. (b)	8,259	155,269
Playboy Enterprises, Inc. (b)	4,034	44,777
Presstek, Inc. (b)	6,210	62,783
PRIMEDIA, Inc. (b)	28,800	73,440
ProQuest Co. (b)	5,279	137,571
Pulitzer, Inc.	1,672	88,148
Scholastic Corp. (b)	7,820	237,102
Thomas Nelson, Inc.	2,000	44,280
Valassis Communications, Inc. (b)	13,800	474,445

		2,031,950

Radio (0.1%)
Beasley Broadcast Group, Inc. (b)	1,130	18,566
Saga Communications, Inc. (b)	3,125	52,563
Spanish Broadcasting System, Inc. (b)	8,803	89,086

		160,215

Railroads (0.1%)
Florida East Coast Industries, Inc.	4,319	163,517

Real Estate (0.3%)
Avatar Holdings, Inc. (b)	1,692	73,991
CB Richard Ellis Group, Inc., Class A (b)	4,700	121,730
Consolidated-Tomoka Land Co.	800	29,192
Getty Realty Corp.	2,900	81,548
Jones Lang LaSalle, Inc. (b)	6,962	222,784
LNR Property Corp.	4,460	278,928
Tarragon Realty Investors, Inc. (b)	125	1,689
Trammell Crow Co. (b)	4,400	67,980

		877,842

Real Estate Investment Trusts (5.9%)
Acadia Realty Trust	6,199	95,465
Affordable Residential Communities	8,000	104,160
Alexandria Real Estate Equities, Inc.	4,177	275,891
American Campus Communities, Inc. (b)	4,350	82,215
American Financial Realty Trust	27,600	405,719
American Home Mortgage Investment Corp.	7,013	193,769
Amli Residential Properties Trust	5,100	160,497
Anthracite Capital, Inc.	9,801	113,496
Arbor Realty Trust, Inc.	400	8,360
Ashford Hospitality Trust	1,700	16,473
Bedford Property Investors, Inc.	4,350	125,063
BioMed Realty Trust, Inc.	8,000	145,440
Bluegreen Corp. (b)	2,200	26,994
Brandywine Realty Trust	12,224	359,630
Capital Automotive REIT	8,598	277,371
Capital Lease Funding, Inc.	6,300	68,985
Capital Trust, Inc., Class A	1,040	30,441
Capstead Mortgage Corp.	5,360	59,067
CarrAmerica Realty Corp.	13,580	437,682
Cedar Shopping Centers, Inc.	4,800	64,944
Colonial Properties Trust	5,166	201,371
Commercial Net Lease Realty	10,569	203,242
Cornerstone Realty Income Trust, Inc.	14,407	141,477
Corporate Office Properties Trust	8,085	221,691
Correctional Properties Trust	2,200	59,356
Corrections Corporation of America (b)	8,025	278,869
Cousins Properties, Inc.	7,600	282,872
CRT Properties, Inc.	6,431	142,511
EastGroup Properties, Inc.	4,176	147,956
Entertainment Properties Trust	5,414	216,019
Equity Inns, Inc.	13,500	128,250
Equity One, Inc.	6,600	138,534
Essex Property Trust, Inc.	5,691	446,515
Extra Space Storage, Inc.	6,750	93,555
FelCor Lodging Trust, Inc. (b)	10,100	117,362
First Industrial Realty Trust, Inc.	10,320	398,352
Gables Residential Trust	6,960	254,040

2004 Annual Report 45

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Glenborough Realty Trust, Inc.	5,452	$114,492
Glimcher Realty Trust	7,738	199,795
Global Signal, Inc.	1,250	29,750
Government Properties Trust, Inc.	6,280	62,988
Gramercy Capital Corp. (b)	4,000	65,200
Healthcare Realty Trust, Inc.	10,420	420,446
Heritage Property Investment	5,385	164,727
Highland Hospitality Corp.	5,700	64,980
Home Properties of New York, Inc.	8,290	341,134
Impac Mortgage Holdings, Inc.	14,455	326,828
Innkeepers USA Trust	9,661	133,805
Investors Real Estate Trust	8,997	91,320
Kilroy Realty Corp.	6,791	269,942
Kite Realty Group Trust	6,300	83,160
Kramont Realty Trust	5,277	99,524
La Quinta Corp. (b)	40,231	323,860
LaSalle Hotel Properties	6,096	175,077
Lexington Corporate Properties Trust	10,785	242,015
LTC Properties, Inc.	2,900	54,839
Luminent Mortgage Capital, Inc.	5,500	63,250
Maguire Properties, Inc.	9,020	235,873
Manufactured Home Communities, Inc.	4,700	162,103
MeriStar Hospitality Corp. (b)	18,309	106,925
MFA Mortgage Investments, Inc.	17,174	144,949
Mid-America Apartment Communities, Inc.	3,912	153,859
Mission West Properties, Inc.	4,160	41,184
MortgageIT Holdings, Inc. (b)	5,050	73,730
National Health Investors, Inc.	4,437	126,943
Nationwide Health Properties, Inc.	15,189	342,816
New Century Financial Corp.	7,114	392,337
Newcastle Investment Corp.	7,777	238,054
Omega Healthcare Investors, Inc.	10,100	113,827
Origen Financial, Inc.	5,900	44,398
Parkway Properties, Inc.	2,700	137,106
Pennsylvania Real Estate Investment Trust	7,323	296,948
Post Properties, Inc.	10,174	326,484
Prentiss Properties Trust	11,209	403,299
Price Legacy Corp.	5,087	95,686
PS Business Parks, Inc.	2,877	126,358
Rait Investment Trust	5,568	148,721
Ramco-Gershenson Properties Trust	3,000	81,000
Realty Income Corp.	9,840	472,221
Redwood Trust, Inc.	4,020	241,843
Saul Centers, Inc.	2,945	95,713
Senior Housing Properties Trust	11,026	206,848
Sovran Self Storage, Inc.	2,700	105,489
Strategic Hotel Capital, Inc.	6,450	92,493
Summit Properties, Inc.	7,516	227,960
Sun Communities, Inc.	3,238	125,861
Tanger Factory Outlet Centers, Inc.	3,461	163,532
Taubman Centers, Inc.	11,504	330,165
Town & Country Trust	5,113	141,221
U.S. Restaurant Properties, Inc.	6,127	108,570
Universal Health Realty Income Trust	2,273	71,418
Urstadt Biddle Properties, Inc., Class A	5,580	89,838
Washington Real Estate Investment Trust	8,760	275,502
Winston Hotels, Inc.	4,545	50,222

		16,442,262

Recreational Vehicles & Boats (0.1%)
Arctic Cat, Inc.	4,358	109,429
Thor Industries, Inc.	7,893	219,505

		328,934

Research & Development (0.2%)
Albany Molecular Research, Inc. (b)	7,585	65,383
Antigenics, Inc. (b)	8,550	57,884
Biosite, Inc. (b)	3,131	152,823
Exponet, Inc. (b)	1,800	48,600
Forrester Research, Inc. (b)	4,781	73,747
Neurogen Corp. (b)	3,300	23,579
Regeneration Technologies, Inc. (b)	7,500	58,125
Trimeris, Inc. (b)	4,288	49,355

		529,496

Residential Building Construction (0.3%)
Ameron International Corp.	1,600	54,128
Dominion Homes, Inc. (b)	1,039	21,632
Dycom Industries, Inc. (b)	12,096	394,935
Insituform Technologies, Inc. (b)	7,454	147,738
M/ I Schottenstein Homes, Inc.	2,792	120,056
William Lyon Homes (b)	800	55,160

		793,649

Restaurants (1.0%)
BJ’s Restaurants, Inc. (b)	2,200	33,715
Bob Evans Farms, Inc.	9,469	225,741
Buffalo Wild Wings, Inc. (b)	2,200	63,360
California Pizza Kitchen, Inc. (b)	5,780	127,854
CKE Restaurants, Inc. (b)	10,600	127,942
Cosi, Inc. (b)	2,400	12,324
Dave & Buster’s, Inc. (b)	2,600	46,150
Domino’s Pizza, Inc. (b)	3,900	63,960
IHOP Corp.	4,500	172,350
Jack in the Box, Inc. (b)	8,005	267,127
Landry’s Restaurants, Inc.	5,714	154,735
Lone Star Steakhouse & Saloon, Inc.	4,861	117,199
O’Charley’s, Inc. (b)	5,127	79,571
P.F. Chang’s China Bistro, Inc. (b)	5,825	296,143
Panera Bread Co. (b)	5,829	203,607
Papa John’s International, Inc. (b)	2,962	95,613
Sonic Corp. (b)	14,831	403,847

46 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Restaurants (continued)
Steak n Shake Co. (The) (b)	3,710	$61,141
Triarc Companies, Inc.	7,790	89,040

		2,641,419

Retail (2.9%)
1-800-FLOWERS.COM (b)	5,089	41,094
99 CENTS Only Stores (b)	10,180	156,874
A.C. Moore Arts & Crafts, Inc. (b)	4,040	104,091
Alexander’s, Inc. (b)	300	59,280
America’s Car-Mart, Inc. (b)	1,400	48,342
Asbury Automotive Group, Inc. (b)	1,200	16,236
Big 5 Sporting Goods Corp. (b)	3,900	99,021
Blair Corp.	2,100	65,730
Bon-Ton Stores, Inc. (The)	3,200	38,400
Brookstone, Inc. (b)	5,150	98,674
Building Materials Holding Corp.	3,800	109,820
Cache, Inc. (b)	3,300	51,794
Carter’s, Inc. (b)	1,400	44,044
Casey’s General Stores, Inc.	11,400	202,920
Cash America International, Inc.	7,854	198,706
Casual Male Retail Group, Inc. (b)	8,300	41,708
Cato Corp.	4,294	98,590
CBRL Group, Inc.	12,327	446,976
CEC Entertainment, Inc. (b)	8,408	319,671
Charlotte Russe Holding, Inc. (b)	3,367	44,478
Children’s Place Retail Store, Inc. (The) (b)	4,131	127,524
Christopher & Banks Corp.	8,219	133,559
Coldwater Creek, Inc. (b)	5,748	132,319
Conn’s, Inc. (b)	400	6,128
Cost Plus, Inc. (b)	5,885	190,086
CSK Auto Corp. (b)	10,200	149,328
Dick’s Sporting Goods, Inc. (b)	6,584	237,024
Dress Barn, Inc. (b)	4,691	75,197
Electronics Boutique Holdings Corp. (b)	3,067	104,707
Fred’s, Inc.	9,154	160,470
Gander Mountain Co. (b)	2,600	50,583
Genesco, Inc. (b)	4,720	120,832
Group 1 Automotive, Inc. (b)	3,301	93,385
Guitar Center, Inc. (b)	6,220	277,599
Gymboree Corp. (b)	8,842	106,988
Hancock Fabrics, Inc.	5,400	55,458
Haverty Furniture Co., Inc.	2,900	48,952
Hibbet Sporting Goods, Inc. (b)	5,746	128,481
Hollywood Entertainment Corp. (b)	14,317	139,161
Insight Enterprises, Inc. (b)	11,062	205,255
J. Jill Group, Inc. (b)	4,303	75,647
Jo-Ann Stores, Inc. (b)	4,083	100,687
Kirkland’s, Inc. (b)	3,760	32,768
Linens ’n Things, Inc. (b)	9,588	230,879
M&F Worldwide Corp. (b)	2,000	26,800
Men’s Wearhouse, Inc. (b)	7,119	221,259
Movado Group, Inc.	3,062	52,820
Movie Gallery, Inc.	7,807	126,317
Pantry, Inc. (The) (b)	3,500	80,465
PC Connection, Inc. (b)	1,500	11,085
PC Mall, Inc. (b)	2,800	43,190
RARE Hospitality International, Inc. (b)	9,381	259,948
Rent-Way, Inc. (b)	6,063	47,534
Restoration Hardware, Inc. (b)	6,600	33,990
Retail Ventures, Inc. (b)	1,400	10,038
Sharper Image Corp. (b)	3,165	64,803
ShopKo Stores, Inc. (b)	6,600	113,784
Smart & Final, Inc. (b)	2,565	37,911
Sonic Automotive, Inc.	6,052	122,432
Sports Authority, Inc. (The) (b)	5,180	125,252
Stein Mart, Inc. (b)	5,833	96,944
Too, Inc. (b)	7,532	165,855
Tractor Supply Co. (b)	7,868	285,450
Trans World Entertainment Corp. (b)	5,005	51,952
Tuesday Morning Corp. (b)	6,767	220,875
United Rentals, Inc. (b)	9,525	147,161
Weis Markets, Inc.	2,483	91,275
WESCO International, Inc. (b)	5,200	130,416
West Marine, Inc. (b)	3,962	97,188
Zale Corp. (b)	11,600	330,831

		8,265,041

Retail/ Food & Drug (0.3%)
Arden Group, Inc., Class A	168	16,412
Ingles Markets, Inc., Class A	4,183	51,033
Longs Drug Stores Corp.	6,608	163,218
Nash-Finch Co.	3,191	98,474
Pathmark Stores, Inc. (b)	10,818	46,626
Ruddick Corp.	7,189	144,715
United Natural Foods, Inc. (b)	9,052	246,123
Wild Oats Markets, Inc. (b)	9,490	57,699

		824,300

Semiconductors (2.4%)
Actel Corp. (b)	6,182	93,781
Alliance Semiconductor Corp. (b)	4,631	15,977
AMIS Holdings, Inc. (b)	6,400	97,280
Artisan Components, Inc. (b)	5,399	174,604
Asyst Technologies, Inc. (b)	10,709	57,347
ATMI, Inc. (b)	8,155	190,419
August Technology Corp. (b)	6,200	48,329
Axcelis Technologies, Inc. (b)	21,763	187,162
Brooks Automation, Inc. (b)	9,787	145,631
Cirrus Logic, Inc. (b)	16,447	83,057
COHU, Inc.	6,445	101,058
Credence Systems Corp. (b)	19,462	146,938
Cymer, Inc. (b)	7,443	212,274
Diodes, Inc. (b)	1,500	43,845

2004 Annual Report 47

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Semiconductors (continued)
DuPont Photomasks, Inc. (b)	4,196	$110,019
Emulex Corp. (b)	18,660	196,117
Entegris, Inc. (b)	8,839	81,805
ESS Technology, Inc. (b)	7,900	51,666
Exar Corp. (b)	9,436	141,729
FEI Co. (b)	5,123	99,181
FormFactor, Inc. (b)	6,800	159,460
FSI International, Inc. (b)	7,400	34,521
Genesis Microchip, Inc. (b)	8,644	122,485
Helix Technology Corp.	6,737	94,587
Integrated Device Technology, Inc. (b)	27,900	329,777
Ixia (b)	4,836	61,756
IXYS Corp. (b)	3,702	26,358
Kopin Corp. (b)	15,307	56,024
LTX Corp. (b)	14,853	96,545
Mattson Technology, Inc. (b)	6,486	54,418
Microsemi Corp. (b)	13,358	207,583
Microtune, Inc. (b)	7,900	34,839
Microvision, Inc. (b)	5,720	30,430
Mindspeed Technologies, Inc. (b)	31,946	75,712
MIPS Technologies, Inc. (b)	6,200	50,530
MKS Instruments, Inc. (b)	7,923	125,342
Mykrolis Corp. (b)	7,665	80,559
OmniVision Technologies, Inc. (b)	13,972	222,155
ON Semiconductor Corp. (b)	27,408	98,669
Oplink Communications, Inc. (b)	21,781	41,928
Optical Communication Products, Inc. (b)	917	1,953
OSI Systems, Inc. (b)	3,860	67,203
Pericom Semiconductor Corp. (b)	4,800	43,176
Photronics Corp. (b)	7,372	129,379
Pixelworks, Inc. (b)	8,830	99,691
Power Integrations, Inc. (b)	6,731	144,043
Rudolph Technologies, Inc. (b)	2,900	43,732
Semitool, Inc. (b)	3,218	24,891
Sigmatel, Inc. (b)	6,400	188,800
Silicon Image, Inc. (b)	16,203	221,981
Silicon Storage Technology, Inc. (b)	17,784	132,491
Siliconix, Inc. (b)	1,300	53,833
SIPEX Corp. (b)	5,600	32,088
SiRF Technology Holdings, Inc. (b)	1,400	16,576
Skyworks Solutions Co. (b)	34,167	303,744
Staktek Holdings, Inc. (b)	500	1,775
Supertex, Inc. (b)	852	18,280
Tessera Technologies, Inc. (b)	6,200	173,166
Transmeta Corp. (b)	43,200	90,288
TriQuint Semiconductor, Inc. (b)	28,739	102,311
Ultratech Stepper, Inc. (b)	5,850	99,567
Veeco Instruments, Inc. (b)	5,642	110,245
Vitesse Semiconductor Corp. (b)	56,088	152,559

		6,533,669

Services (1.1%)
Alderwoods Group, Inc. (b)	9,599	97,238
aQuantive, Inc. (b)	11,317	101,287
Arbitron, Inc. (b)	6,743	243,894
Central Parking Corp.	3,477	47,113
Clark, Inc. (b)	3,300	42,768
Coinstar, Inc. (b)	5,838	150,796
Cornell Cos., Inc. (b)	4,400	60,720
CyberGuard Corp. (b)	2,583	13,974
First Advantage Corp., Class A (b)	1,200	20,016
FTI Consulting, Inc. (b)	8,707	163,343
Geo Group, Inc. (The) (b)	2,300	46,023
Healthcare Services Group, Inc.	3,000	55,590
Labor Ready, Inc. (b)	9,994	143,414
Manhattan Associates, Inc. (b)	8,300	170,731
MasTec, Inc. (b)	2,400	16,584
National Healthcare Corp.	1,100	32,758
NDCHealth Corp.	8,223	138,064
Perini Corp. (b)	2,283	36,071
Perot Systems Corp., Class A (b)	16,000	256,481
Quanta Services, Inc. (b)	19,368	130,153
Rollins, Inc.	4,474	117,890
Secure Computing Corp. (b)	9,650	75,704
Sotheby’s Holdings, Inc. (b)	9,678	180,882
Stewart Enterprises, Inc., Class A (b)	20,964	149,264
Tetra Tech, Inc. (b)	14,263	187,416
URS Corp. (b)	7,553	208,463
Volt Information Sciences, Inc. (b)	1,405	40,815

		2,927,452

Steel (0.8%)
AK Steel Holding Corp. (b)	24,800	236,344
Allegheny Technologies, Inc.	21,237	356,994
Carpenter Technology Corp.	5,017	238,107
Maverick Tube Corp. (b)	9,252	243,975
NS Group, Inc. (b)	4,486	85,279
Oregon Steel Mills, Inc. (b)	6,100	88,572
Reliance Steel & Aluminum Co.	5,800	199,056
Ryerson Tull, Inc.	7,174	117,080
Schnitzer Steel Industries, Inc.	5,379	151,957
Steel Dynamics, Inc.	9,527	316,296
Wheeling-Pittsburgh Corp. (b)	2,040	64,566

		2,098,226

Technology (1.6%)
Benchmark Electronics, Inc. (b)	9,095	308,957
Black Box Corp.	3,682	144,629
CommScope, Inc. (b)	10,617	191,212
Concur Technologies, Inc. (b)	5,200	54,106
CTS Corp.	7,837	103,527
Digi International, Inc. (b)	6,700	91,723
Digimarc Corp. (b)	3,897	36,164

48 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Technology (continued)
Dionex Corp. (b)	4,891	$273,896
EMS Technologies, Inc. (b)	2,200	37,400
Excel Technology, Inc. (b)	1,819	45,875
Input/ Output, Inc. (b)	13,881	97,028
Intergraph Corp. (b)	8,780	218,929
Invision Technologies, Inc. (b)	4,129	190,677
Kanbay International, Inc. (b)	1,000	23,890
KEMET Corp. (b)	18,606	144,383
Kronos, Inc. (b)	7,675	376,458
Kulicke & Soffa Industries, Inc. (b)	11,468	81,882
Lattice Semiconductor Corp. (b)	22,553	112,088
Lionbridge Technologies, Inc. (b)	14,500	68,005
Medis Technologies, Inc. (b)	1,977	25,444
Merge Technologies, Inc. (b)	2,800	50,302
Micros Systems, Inc. (b)	3,977	235,120
Monolithic System Technology, Inc. (b)	4,600	20,286
MTC Technologies, Inc. (b)	1,362	37,217
Opsware, Inc. (b)	12,208	66,045
Orbital Sciences Corp. (b)	11,022	114,078
Palatin Technologies, Inc. (b)	12,000	28,200
Plexus Corp. (b)	8,525	105,625
Progress Software Corp. (b)	7,285	144,680
Salesforce.com, Inc. (b)	1,850	37,592
Sonic Solutions (b)	4,300	85,355
Symmetricom, Inc. (b)	8,500	72,165
Varian Semiconductor Equipment Associates, Inc. (b)	7,908	273,696
Varian, Inc. (b)	7,568	276,081
Westell Technologies, Inc., Class A (b)	12,129	68,044
Wilson Greatbatch Technologies, Inc. (b)	5,330	90,344

		4,331,103

Telecommunications (1.3%)
Airgate PCS, Inc. (b)	1,700	38,378
Airspan Networks, Inc. (b)	6,400	39,232
Alamosa Holdings, Inc. (b)	18,160	182,235
Alaska Communications Systems Holdings, Inc.	200	1,412
Align Technology, Inc. (b)	11,392	118,192
Anaren Microwave, Inc. (b)	4,433	54,282
Applied Signal Technology, Inc.	2,730	82,692
Arch Wireless, Inc. (b)	3,900	111,501
Arris Group, Inc. (b)	16,226	75,451
Aspect Communications Corp. (b)	8,877	84,465
Boston Communications Group, Inc. (b)	5,158	46,938
Broadwing Corp. (b)	8,480	48,251
Carrier Access Corp. (b)	5,180	45,791
Centennial Communications Corp. (b)	1,100	6,864
Cincinnati Bell, Inc. (b)	51,500	175,614
Commonwealth Telephone Enterprises, Inc. (b)	5,620	256,440
Comtech Telecommunications Corp. (b)	3,880	106,351
CT Communications, Inc.	3,500	43,820
D&E Communications, Inc.	2,500	30,925
Ditech Communications Corp. (b)	6,800	155,992
Dobson Communications Corp. (b)	30,540	40,618
Eagle Broadband, Inc. (b)	25,900	16,058
Finisar Corp. (b)	27,700	40,719
General Cable Corp. (b)	8,600	105,780
General Communication, Inc. (b)	9,900	90,684
Golden Telecom, Inc.	2,875	81,909
Infonet Services Corp., Class B (b)	6,300	11,466
InfoSpace, Inc. (b)	7,233	379,732
InterVoice-Brite, Inc. (b)	9,656	119,541
ITC( 7/8)DeltaCom, Inc. (b)	500	2,298
KVH Industries, Inc. (b)	4,831	40,532
Metrocall Holdings, Inc. (b)	1,100	71,330
Neon Communications, Inc. (c) (d) (b)	125	0
NMS Communications Corp. (b)	7,300	31,865
North Pittsburgh Systems, Inc.	2,263	46,663
Price Communications Corp. (b)	10,437	166,261
Primus Telecommunications Group, Inc. (b)	27,032	51,631
Regent Communications, Inc. (b)	5,831	32,071
SBA Communications Corp. (b)	14,000	117,180
Shenandoah Telecommunications Co.	746	19,873
SureWest Communications	2,900	82,172
Talk America Holdings, Inc. (b)	7,414	42,186
Terremark Worldwide, Inc. (b)	46,900	27,202
Triton PCS Holdings, Inc. (b)	4,800	11,664
UbiquiTel, Inc. (b)	16,000	90,720
WJ Communications, Inc. (b)	9,500	18,715
XO Communications, Inc. (c) (d) (b)	5,400	0
Zhone Technologies, Inc. (b)	7,000	17,920

		3,461,616

Tire & Rubber (0.3%)
Bandag, Inc.	2,587	119,002
Cooper Tire & Rubber Co.	16,870	328,628
Goodyear Tire & Rubber Co. (The) (b)	37,680	379,814

		827,444

Tobacco (0.2%)
DIMON, Inc.	13,956	81,224
Standard Commercial Corp.	1,220	19,435
Star Scientific, Inc. (b)	8,085	44,468
Universal Corp.	6,479	296,608
Vector Group Ltd.	6,620	102,345

		544,080

Transportation Services (1.8%)
Alexander & Baldwin, Inc.	10,706	392,428
AMERCO, Inc. (b)	1,700	68,646
Arkansas Best Corp.	5,879	229,810
Central Freight Lines, Inc. (b)	3,700	20,683
Covenant Transport, Inc., Class A (b)	2,600	45,019

2004 Annual Report 49

Statement of Investments (Continued)
October 31, 2004

Gartmore Small Cap Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Transportation Services (continued)
EGL, Inc. (b)	9,098	$290,954
Forward Air Corp. (b)	4,400	181,148
Genesee & Wyoming, Inc., Class A (b)	3,550	89,886
Greenbrier Companies, Inc.	200	4,938
Gulfmark Offshore, Inc. (b)	4,900	94,399
Heartland Express, Inc.	11,145	228,027
HUB Group, Inc., Class A (b)	1,900	76,418
Kansas City Southern Industries, Inc. (b)	14,279	242,029
Kirby Corp. (b)	4,757	199,794
Knight Transportation, Inc. (b)	6,994	164,289
Laidlaw International, Inc. (b)	22,680	378,076
Landstar System, Inc. (b)	7,399	502,688
Marten Transport Ltd. (b)	800	14,648
Navigant International, Inc. (b)	5,289	65,795
Offshore Logistics, Inc. (b)	4,400	159,104
Old Dominion Freight Line, Inc. (b)	3,353	93,968
Overnite Corp.	6,100	197,396
Overseas Shipholding Group, Inc.	5,886	335,208
P.A.M. Transportation Services, Inc. (b)	1,200	22,572
Pacer International, Inc. (b)	7,852	139,373
Pegasus Solutions, Inc. (b)	5,635	58,660
Quality Distribution, Inc. (b)	2,548	13,759
RailAmerica, Inc. (b)	6,847	75,933
SCS Transportation, Inc. (b)	4,125	74,539
Seabulk International, Inc. (b)	1,100	12,375
Swift Transportation Co., Inc. (b)	12,700	240,030
U.S. Xpress Enterprises, Inc. (b)	1,700	34,765
Werner Enterprises, Inc.	12,600	267,120

		5,014,477

Utilities (1.4%)
Black Hills Corp.	7,410	218,299
Calpine Corp. (b)	105,660	263,093
Central Vermont Public Service Corp.	3,926	86,293
CH Energy Group, Inc.	3,463	154,554
CMS Energy Corp. (b)	41,300	386,569
Danielson Holding Corp. (b)	8,600	64,242
Duquesne Light Holdings, Inc.	19,380	332,561
Empire District Electric Co.	7,213	150,319
FuelCell Energy, Inc. (b)	11,203	138,189
Headwaters, Inc. (b)	8,342	262,773
IDACORP, Inc.	8,534	264,383
Littlelfuse, Inc. (b)	5,897	192,360
MGE Energy, Inc.	3,829	121,341
Otter Tail Co.	5,310	137,370
PNM Resources, Inc.	13,792	321,066
Sierra Pacific Resources (b)	26,224	251,750
Time Warner Telecom, Inc. (b)	14,174	72,571
UIL Holdings Corp.	3,228	163,595
UniSource Energy Corp.	8,021	197,236

		3,778,564

Warehousing (0.0%)
Mobile Mini, Inc. (b)	3,904	110,717

Water (0.2%)
American States Water Co.	5,101	125,485
California Water Service Group	3,052	90,003
Connecticut Water Service, Inc.	911	23,959
Ionics, Inc. (b)	4,170	118,845
Middlesex Water Co.	3,116	55,699
Southwest Water Co.	5,560	71,474

		485,465

Wireless Equipment (0.3%)
Atheros Communications (b)	800	9,600
InterDigital Communications Corp. (b)	12,700	201,931
Novatel Wireless, Inc. (b)	4,200	87,150
Powerwave Technologies, Inc. (b)	22,166	165,580
Remec, Inc. (b)	13,437	74,038
SpectraLink Corp.	5,730	69,906
Universal Electronics, Inc. (b)	4,356	77,493
ViaSat, Inc. (b)	4,723	89,217
Wireless Facilities, Inc. (b)	7,887	58,206

		833,121

Total Common Stocks		237,345,141

Repurchase Agreements (14.4%)
CS First Boston, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $16,438,073 (Fully collateralized by Treasury Notes and U.S. Agency Securities)	$16,435,676	16,435,676
Nomura Securities, 1.75% dated 10/29/04, due 11/01/04, repurchase price $22,967,953 (Fully collateralized by AA Corporate Bonds and U.S. Agency Securities)	22,964,604	22,964,604

Total Repurchase Agreements		39,400,280

50 Annual Report 2004

Corporate Bonds (0.0%)

	Shares or
	Principal Amount	Value

Construction & Building Materials (0.0%)
Brookfield Homes, 12.00%, 6/30/20	$450	$461

Metal Processors (0.0%)
Mueller Industries, Inc., 6.00%, 11/1/14	75,976	74,750

Total Corporate Bonds		75,211

Rights (0.0%)
Machinery (0.0%)
Milacron, Inc. expiring 11/22/04	3,614	2,711

Total Rights		2,711

Pool of short-term securities for Gartmore Mutual Funds - footnote 2 (Securities Lending)	$72,622,377	72,622,377

Total Short-Term Securities Held as Collateral for Securities Lending		72,622,377

Total Investments (Cost $326,477,560) (a) — 127.8%		349,445,720
Liabilities in excess of other assets — (27.8)%		(75,971,978)

NET ASSETS — 100.0%		$273,473,742

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

At October 31, 2004, the Fund’s open long futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered By	Appreciation
Contracts	Contracts*	Expiration	Contracts	(Depreciation)

124	Russell 2000	12/17/04	$36,239,000	$708,877

*	Cash pledged as collateral.

See notes to financial statements.

2004 Annual Report 51

Index Series

Gartmore International Index Fund

For the annual period ended Oct. 31, 2004, the Gartmore International Index Fund returned 18.01% (Class A at NAV) versus 19.27% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Multi-Cap Core Funds was 17.08%. (The returns quoted in this commentary are stated in terms of U.S. dollars.)

The first quarter of 2004 began with a renewed investor appetite for risk and upward movement, followed by setbacks in February and March 2004. Fears of terrorist activity resurfaced as the markets reacted sharply to the March 2004 commuter rail attacks in Madrid. The “flight to quality” took over, and top performers featured high-quality and value issues. Market uncertainty caused investors to change favor from the low-quality, low-price and high beta or more volatile securities that performed well during the fourth quarter of 2003 to higher-quality, higher-cap and lower-beta stocks; the shift grew even stronger during the second quarter.

The global equity markets showed positive yet unimpressive returns for the second quarter of 2004, influenced mainly by indecisive global investors. This behavior stemmed from continued political tension in the United States, violence in Iraq, record-high oil prices and improving economic data during the quarter.

The third quarter of 2004 was an unsettled period for international equity markets. Concerns about geopolitical risks and skyrocketing oil prices created a difficult period for equities resulting in the MSCI EAFE Index’s posting a total return of -0.23% for the quarter. The MSCI EAFE Index returned to positive territory in October 2004 and posted a total return of 3.41%.

In the area of individual country performance, all 21 MSCI EAFE Index countries posted positive returns for the reporting period. The following country returns are stated in terms of U.S. dollars. Austria was the leader, with 62.41% for the period. Other top-performing countries were Norway, with 50.26%, and Greece, with 45.29%. Bottom performers were Finland, Japan and Hong Kong, with respective returns of 2.38%, 8.96% and 13.59%.

In regard to sector performance, nine of the 10 MSCI EAFE Index sectors posted positive returns for the reporting period. Top performers were utilities, with a return of 38.70%; energy, with 38.00%; and telecommunications services, with 20.14%. The worst-performing MSCI EAFE sector was information technology, with a return of -1.18%, followed by consumer staples and industrials, with respective returns of 14.72% and 16.18%.

Top security holdings at the end of the reporting period were BP p.l.c., HSBC Holdings plc and Vodafone Group PLC. Fund holding weights for each security are determined by each security’s respective benchmark weighting. All transactions during the period were driven either by changes to the composition of the benchmark Index or Fund shareholder activity.

Japan and Europe (excluding the United Kingdom) are “late cycle” markets in which monetary conditions remain accommodative and positive earnings surprises are still likely. Bottom-up analysis suggests that Japan’s economy is still on the recovery path, despite recent softer economic data. While its export levels show signs of slowing, Japan should remain strong, supported by the lagging effect of capital expenditure and with supply headwinds for Japanese equities likely to diminish.

The euro-zone economy continues to lag the economies of the rest of the world, but on a relative basis, the outlook has improved. Despite a sluggish economy, Europe (excluding the United Kingdom) shows the greatest potential for positive surprises. Earnings momentum is building, and the visibility of future earnings is improving. The region also shows the greatest potential for a recovery in merger and acquisition activity.

Portfolio Manager:
Fund Asset Management, L.P.—Subadviser

Class A: GIIAX
Class B: GIIBX
Institutional Class: GBXIX

52 Annual Report 2004

Gartmore International Index Fund
Fund Performance

Average Annual Total Return

(For Periods Ended October 31, 2004)

		One year	Inception[1]

Class A	without sales charge[2]	18.01%	-4.26%
	with sales charge[3]	11.22%	-5.42%

Class B	without sales charge[2]	17.21%	-4.93%
	with sales charge[4]	12.21%	-5.31%

Institutional Class[5]		18.43%	-3.89%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	Fund commenced operations on December 29, 1999.

[2]	These returns do not reflect the effects of sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[5]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore International Index Fund, the Morgan Stanley Capital International — Europe, Australasia, and Far East Index (MSCI EAFE)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The MSCI EAFE is an unmanaged index that measures the performance of equity securities of global companies from various industrial sectors whose primary trading markets are located outside the United States.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2004 Annual Report 53

Gartmore International Index Fund

Index Series

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004. Per SEC requirements, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2004.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(October 31, 2004)

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
International Index Fund			5/1/04	10/31/04	During Period*	Expense Ratio

Class A	Actual		$1,000	$1,057	$3.93	0.76%
	Hypothetical	[1]	$1,000	$1,021	$3.87	0.76%

Class B	Actual		$1,000	$1,053	$7.02	1.36%
	Hypothetical	[1]	$1,000	$1,018	$6.92	1.36%

Institutional Class	Actual		$1,000	$1,059	$1.86	0.36%
	Hypothetical	[1]	$1,000	$1,023	$1.83	0.36%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

[1]	Represents the hypothetical 5% annual return before expenses.

54 Annual Report 2004

Gartmore International Index Fund
Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	97.7%
Repurchase Agreements	1.1%
Preferred Stock	0.3%
Treasury Bills	0.2%
Other Investments*	10.4%
Liabilities in excess of Other Assets**	-9.7%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Countries

United Kingdom	25.5%
Japan	21.5%
France	8.9%
Germany	6.5%
Switzerland	5.9%
Australia	5.3%
Netherlands	4.9%
Italy	4.1%
Spain	3.7%
Sweden	2.4%
Other Countries	11.3%

100.0%

Top Holdings

BP Amoco PLC	2.6%
HSBC Holdings PLC	2.1%
Vodafone Group PLC	2.1%
Glaxosmithkline PLC	1.5%
TotalFinaElf SA	1.5%
Novartis AG	1.4%
Royal Dutch Petroleum Co.	1.4%
Toyota Motor Co. Ltd.	1.4%
Nestle SA	1.2%
Royal Bank of Scotland Group PLC	1.0%
Other Holdings	83.8%

100.0%

2004 Annual Report 55

Index Series

Statement of Investments
October 31, 2004

Gartmore International Index Fund

Common Stocks (97.7%)

	Shares or
	Principal Amount	Value

AUSTRALIA (5.1%)
Banks (1.6%)
Australia & New Zealand Banking Group Ltd. (d)	176,582	$2,703,401
Commonwealth Bank of Australia (d)	136,948	3,289,733
Macquarie Bank Ltd. (d)	31,844	943,077
National Australia Bank Ltd. (d)	163,104	3,449,320
Suncorp-Metway Ltd. (d)	47,669	610,050
Westpac Banking Corp. Ltd. (d)	197,269	2,794,296

		13,789,877

Beverages (0.0%)
Southcorp Ltd. (b) (d)	9,759	26,237

Brewery (0.1%)
Foster’s Group Ltd. (d)	222,533	839,905

Building & Construction (0.2%)
Boral Ltd. (d)	74,775	370,657
CSR Ltd. (d)	99,098	200,027
James Hardie Industries NV (d)	55,800	262,084
Leighton Holdings Ltd. (d)	35,992	300,212
Rinker Group Ltd. (d)	86,250	560,416

		1,693,396

Casino & Gambling (0.0%)
Aristocrat Leisure Ltd. (d)	55,697	357,804

Commercial Services (0.1%)
Brambles Industries Ltd. (d)	142,564	755,068
Mayne Nickless Ltd.	97,123	319,202

		1,074,270

Computer Software/Services (0.0%)
Computershare Ltd. (d)	130	508

Diversified (0.1%)
Orica Ltd. (d)	13,358	169,602
Patrick Corp. Ltd. (d)	53,942	224,311
Wesfarmers Ltd. (d)	30,933	803,106

		1,197,019

Energy (0.2%)
Australian Gas and Light Co. Ltd. (d)	34,781	340,705
Origin Energy Ltd. (d)	30,424	153,554
Santos Ltd. (d)	69,829	431,367
Woodside Petroleum Ltd. (d)	53,770	782,861

		1,708,487

Entertainment (0.1%)
TABCORP Holdings Ltd. (d)	55,727	624,727

Food Products (0.2%)
Coles Myer Ltd. (d)	141,374	1,007,145
Woolworths Ltd. (d)	110,542	1,105,734

		2,112,879

Food/Beverage (0.0%)
Coca-Cola Amatil Ltd. (d)	50,317	276,923

Healthcare (0.0%)
Cochlear Ltd. (d)	13,722	254,487

Industrial (0.1%)
BHP Steel Ltd. (d)	79,251	458,973
OneSteel Ltd. (d)	116,163	228,933

		687,906

Insurance (0.3%)
AMP Ltd. (d)	200,746	956,892
Insurance Australia Group Ltd. (d)	134,640	542,508
QBE Insurance Group Ltd. (d)	81,862	840,686

		2,340,086

Investment Company (0.1%)
Macquarie Infrastructure Group (d)	212,975	590,480

Manufacturing (0.0%)
Ansell Ltd. (d)	20,438	136,788

Metals & Mining (0.3%)
Newcrest Mining Ltd. (d)	35,611	445,182
Rio Tinto Ltd. (d)	40,831	1,117,339
WMC Ltd. (d)	85,355	350,067
WMC Resources Ltd. (d)	179,914	912,444

		2,825,032

Minerals (0.5%)
BHP Billiton Ltd. (d)	416,357	4,305,757
Iluka Resources Ltd. (d)	25,244	92,503

		4,398,260

Multi-Media (0.1%)
News Corp. Ltd. (d)	121,768	978,096
Publishing & Broadcasting Ltd. (d)	25,011	273,596

		1,251,692

Paper Products (0.1%)
Amcor Ltd. (d)	103,168	588,356
Paperlinx Ltd. (d)	35,326	127,230

		715,586

Pharmaceuticals (0.1%)
CSL Ltd. (d)	21,548	463,909

Printing & Publishing (0.1%)
John Fairfax Holdings Ltd. (d)	170,193	545,760

56 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

AUSTRALIA (continued)
Property Trust (0.5%)
Centro Properties Group	58,838	$212,713
Commonwealth Property Office Fund (d)	141,096	137,079
DB RREEF Trust (b)	111,277	107,223
Gandel Retail Trust (d)	165,197	193,975
General Property Trust (d)	298,889	832,368
Investa Property Group (d)	192,571	299,794
Macquarie Goodman Industrial Trust (d)	34,546	51,946
Mirvac Group (d)	110,386	374,244
Stockland Trust Group (d)	111,194	490,050
Westfield Group (b)	154,551	1,731,627

		4,431,019

Public Thoroughfares (0.0%)
Transurban Group (d)	63,967	304,040

Puerto Rico (0.1%)
National Mutual Holdings (d)	159,581	455,535

Real Estate (0.1%)
Lend Lease Corp. Ltd. (d)	62,691	541,606

Retail (0.0%)
Harvey Norman Holdings Ltd. (d)	31,561	71,748

Telecommunications (0.1%)
Telstra Corp. Ltd. (d)	272,927	950,855

Transportation (0.0%)
Toll Holdings Ltd. (d)	38,985	344,409

		45,011,230

AUSTRIA (0.3%)
Airports (0.0%)
Flughafen Wien AG (d)	4	263

Banks (0.2%)
Bank Austria Creditanstalt (d)	3,994	295,284
Ersete Bank Der Oesterreichischen Sparkassen AG (d)	12,948	575,742

		871,026

Building & Construction (0.0%)
Wienerberger AG (d)	8,564	339,572

Energy (0.0%)
OMV AG (d)	1,494	358,590

Industrial (0.0%)
VA Technologie AG (b) (d)	3,852	240,441

Manufacturing (0.0%)
RHI AG (b) (d)	5,844	136,677

Paper Products (0.0%)
Mayr-Melnhof Karton AG (d)	7	987

Real Estate (0.0%)
Immofinanz Immobilien Anlagen AG (b) (d)	6,627	57,080

Steel (0.0%)
Boehler-Uddeholm AG (d)	1,451	138,606
Voest-Alpine AG (d)	1,846	107,283

		245,889

Telecommunications (0.1%)
Telekom Austria AG (d)	29,942	454,133

Utilities (0.0%)
Oesterrichische Elektrizitaetswirtschafts AG (d)	5	978

		2,705,636

BELGIUM (1.4%)
Banks (0.7%)
Dexia (d)	65,835	1,319,545
Fortis (d)	135,395	3,442,597
KBC Bankverzekeringsholding (d)	8,977	658,023

		5,420,165

Brewery (0.1%)
Interbrew (d)	18,176	645,917

Chemicals (0.1%)
Solvay SA (d)	4,754	479,607

Consumer Cyclicals (0.0%)
D’ Ieteren NV (d)	300	54,387

Diversified (0.1%)
Groupe Bruxelles Lambert SA (d)	7,503	565,008

Electronics (0.0%)
Barco NV (d)	2,408	205,974

Food Products (0.0%)
Colruyt NV (d)	1,039	150,514

Metals (0.0%)
Umicore (d)	5,340	412,399
Umicore-Strip VVPR	106	15

		412,414

Pharmaceuticals (0.1%)
Omega Pharma SA	2,767	150,998
UCB SA (d)	11,933	630,123

		781,121

Photographic Products (0.0%)
AGFA Gevaert NV (d)	12,886	406,137

Real Estate (0.0%)
Cofinimmo (d)	646	93,781

2004 Annual Report 57

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

BELGIUM (continued)
Retail (0.1%)
Delhaize Le Lion SA (d)	10,608	$683,855

Telecommunications (0.1%)
Belgacom SA (b)	21,056	771,387
Mobistar SA (b) (d)	1,253	93,983

		865,370

Transportation (0.0%)
CMB Compagnie Maritime Belge (d)	1,067	225,017

Utilities (0.1%)
Electrabel SA (d)	2,997	1,119,410

		12,108,677

DENMARK (0.8%)
Banks (0.2%)
Danske Bank AS (d)	50,253	1,402,882

Brewery (0.0%)
Carlsberg AG (d)	5,426	251,836

Commercial Services (0.0%)
ISS International Service System AS (d)	4,797	255,069

Electronics (0.0%)
Bang & Olufsen AS (d)	2,517	149,309
Vestas Wind Systems AS (b) (d)	23,775	294,758

		444,067

Food Products (0.0%)
Danisco AS (d)	7,475	413,988

Healthcare (0.0%)
Coloplast AS (d)	1,495	148,170

Insurance (0.0%)
Topdanmark AS (b) (d)	2,500	176,032

Pharmaceuticals (0.3%)
H. Lunbeck AS (d)	1,799	32,417
Novo Nordisk AS, Class B (d)	28,042	1,394,497
Novozymes AS, Class B (d)	2,574	114,330

		1,541,244

Security Services (0.0%)
Group 4 Securicor PLC (b)	85,993	186,965

Telecommunications (0.2%)
GN Store Nord AS (GN Great Nordic) (d)	38,270	387,667
TDC AS (d)	25,822	957,526

		1,345,193

Transportation (0.1%)
Dampskibsselskabet Svendborg AS (d)	95	701,018
DSV, De Sammensluttede Vognmaend (d)	2,459	139,775

		840,793

		7,006,239

FINLAND (1.5%)
Computer Software/Services (0.0%)
TietoEnator Oyj (d)	9,012	252,723

Financial Services (0.1%)
Sampo Insurance Co. Oyj (d)	38,372	457,145

Food Products (0.0%)
Kesko Oyj (d)	6,438	144,002

Industrial (0.0%)
Metso Oyj (d)	11,121	156,590

Insurance (0.0%)
Pohjola Group PLC, Class D (d)	3,603	37,734

Machinery & Equipment (0.1%)
KCI Konecranes Oyj (d)	3,818	152,102
Kone Corporation, Class B (d)	5,325	341,649

		493,751

Manufacturing (0.0%)
Amer Group Ltd. (d)	2,057	98,882

Metal Fabricate/Hardware (0.0%)
Rautaruukki Oyj (d)	18,670	193,658

Metals (0.0%)
Outokumpu Oyj (d)	2,868	49,382

Oil & Gas (0.1%)
Fortum Oyj (d)	43,169	660,147

Paper Products (0.3%)
Stora Enso Oyj (d)	67,835	965,424
UPM-Kymmene Oyj (d)	66,748	1,318,744

		2,284,168

Pharmaceuticals (0.0%)
Orion Oyj (d)	7,784	111,483

Puerto Rico (0.0%)
Asko Oyj (d)	3,200	112,456

Telecommunications (0.9%)
Elisa Oyj (b) (d)	5,100	74,132
Nokia Oyj (d)	504,452	7,766,680

		7,840,812

58 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

FINLAND (continued)
Tire & Rubber (0.0%)
Nokian Renkaat Oyj (d)	1,998	$216,394

		13,109,327

FRANCE (8.9%)
Advertising (0.0%)
Publicis Groupe SA (d)	11,137	332,068

Aerospace/Defense (0.2%)
European Aeronautic Defence and Space Co. (d)	26,514	756,461
Thales SA (d)	12,025	434,390
Zodiac SA (d)	4,032	156,087

		1,346,938

Airlines (0.0%)
Air France (d)	9,281	161,922

Apparel (0.0%)
Hermes International (d)	192	37,091

Automotive (0.4%)
PSA Peugeot Citroen (d)	21,931	1,348,563
Renault SA (d)	19,801	1,657,368
Valeo SA (d)	8,263	305,491

		3,311,422

Banks (1.3%)
Banque Nationale de Paris (d)	86,029	5,859,417
Credit Agricole SA (d)	62,160	1,822,787
Societe BIC SA (d)	107	4,968
Societe Generale (d)	36,303	3,370,411

		11,057,583

Building & Construction (0.4%)
Compagnie Francaise d’Etudes et de Construction Technip SA (d)	2,567	402,601
Imerys SA (d)	688	48,471
Lafarge SA (d)	19,826	1,809,447
Vinci SA (d)	9,850	1,174,091

		3,434,610

Chemicals (0.2%)
L’Air Liquide SA (d)	11,817	1,909,412

Computer Software/Services (0.1%)
Atos Origin SA (b) (d)	2,927	183,219
Business Objects SA (b) (d)	12,949	330,358
Cap Gemini SA (b) (d)	19,355	488,169
Dassault Systems SA (d)	3,845	194,765

		1,196,511

Cosmetics/Personal Care (0.2%)
L’Oreal SA (d)	28,734	1,961,672

Electronics & Electrical Equipment (0.3%)
Alstom (b) (d)	732,624	494,435
Schneider Electric SA (d)	23,912	1,585,994
Thomson Multimedia (d)	32,280	731,634

		2,812,063

Energy (1.6%)
TotalFinaElf SA (d)	62,405	12,986,991

Entertainment (0.3%)
Vivendi Universal SA (b) (d)	113,184	3,092,743

Financial Services (0.1%)
Pernod Ricard SA (d)	7,275	1,007,286

Food Products (0.6%)
Carrefour SA (d)	56,876	2,492,154
Casino Guichard Perrachon SA (d)	2,982	206,110
Groupe Danone (d)	27,685	2,320,722

		5,018,986

Healthcare (1.0%)
Essilor International SA (d)	11,874	805,615
Sanofi-Synthelabo SA (d)	98,395	7,176,517

		7,982,132

Hotels & Lodging (0.1%)
Accor SA (d)	25,825	1,071,648

Insurance (0.3%)
AXA (d)	138,398	2,985,205
CNP Assurances (d)	1,152	78,483

		3,063,688

Manufacturing (0.3%)
Compagnie de Saint-Gobain (d)	33,119	1,819,014
Compagnie Generale des Etablissements Michelin (d)	19,523	1,063,122

		2,882,136

Printing & Publishing (0.1%)
Lagardere S.C.A. (d)	13,650	881,519

Public Thoroughfares (0.0%)
Autoroutes du Sud de la France (d)	3,410	157,718

Real Estate (0.1%)
Gecina SA (d)	1,308	113,117
Klepierre (d)	1,997	152,297
Unibail SA (d)	5,917	778,976

		1,044,390

Restaurants (0.0%)
Sodexho Alliance SA (d)	14,027	353,950

Retail (0.1%)
Pinault-Printemps-Redoute SA (d)	9,792	923,583

2004 Annual Report 59

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

FRANCE (continued)
Telecommunications (0.9%)
Alcatel SA (b) (d)	139,243	$2,036,594
Bouygues SA (d)	22,265	877,526
France Telecom SA (d)	110,866	3,178,723
LVMH Moet Louis Vuitton Hennessy SA (d)	25,339	1,737,070
Sagem SA (d)	763	69,586

		7,899,499

Television (0.0%)
Societe Television Francaise 1 (d)	14,021	422,453

Utilities (0.3%)
Suez SA (d)	92,122	2,152,057
Veolia Environnement (d)	28,607	866,214

		3,018,271

		79,368,285

GERMANY (6.5%)
Airlines (0.1%)
Lufthansa AG (b) (d)	44,119	581,942

Apparel (0.2%)
Adidas AG (d)	6,305	879,823
Puma AG (d)	2,450	612,923

		1,492,746

Automotive (0.7%)
DaimlerChrysler AG (d)	85,423	3,533,804
Deutsche Post AG (d)	42,998	840,387
Porsche AG (d)	1,201	766,100
Volkswagen AG (d)	28,731	1,277,874

		6,418,165

Banks (0.8%)
Bayerische Vereins AG (b) (d)	71,266	1,397,424
Commerzbank AG (b) (d)	58,902	1,078,841
Deutsche Bank AG (d)	56,593	4,307,092
Hypo Real Estate Holding AG (b) (d)	14,177	530,470

		7,313,827

Chemicals (0.7%)
BASF AG (d)	58,420	3,658,989
Bayer AG (d)	76,165	2,162,705
Henkel KGaA (d)	6,351	475,963

		6,297,657

Computer Software/Services (0.4%)
Sap AG (d)	20,618	3,512,040

Construction Materials & Supplies (0.0%)
HeidelbergCement AG	3,695	181,147

Electronics & Electrical Equipment (0.0%)
Epcos AG (b) (d)	5,353	81,774

Financial Services (0.1%)
Deutsche Boerse AG (d)	13,376	666,722
MLP AG (d)	2,663	44,476

		711,198

Healthcare (0.0%)
Fresenius Medical Care AG (d)	2,026	155,392
Fresenius Medical Care AG	377	20,529

		175,921

Hotels & Lodging (0.0%)
Preussag AG (d)	18,700	389,719

Industrial (0.8%)
Linde AG (d)	9,053	546,683
MAN AG (d)	11,459	398,057
Siemens AG (d)	82,781	6,175,723

		7,120,463

Insurance (0.6%)
Allianz AG (d)	30,566	3,255,058
Muenchener Rueckversicherungs-Gesellschaft AG (d)	21,029	2,061,538

		5,316,596

Manufacturing (0.1%)
Continental AG (d)	17,109	933,435

Metals & Mining (0.1%)
Thyssen Krupp AG (d)	33,584	632,418

Personal Care (0.0%)
Beiersdorf AG (d)	561	52,978

Pharmaceuticals (0.3%)
Altana AG (d)	8,633	437,526
Gehe AG (d)	1,201	86,930
Merck KGaA (d)	7,024	391,276
Schering AG (d)	21,375	1,370,695

		2,286,427

Retail (0.1%)
Douglas Holding AG (d)	2,243	68,813
Karstadt AG (d)	3,245	36,946
Metro AG (d)	14,492	689,971

		795,730

Semiconductors (0.1%)
Infineon Technologies AG (b) (d)	81,904	893,586

Telecommunications (0.6%)
Deutsche Telecom AG (b) (d)	254,764	4,894,686

60 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

GERMANY (continued)
Utilities (0.8%)
E.On AG (d)	64,367	$5,249,640
RWE AG (d)	45,098	2,386,739

		7,636,379

		57,718,834

GREECE (0.5%)
Banks (0.4%)
Alpha Bank A.E. (d)	29,141	835,053
Commercial Bank of Greece SA	2,765	72,162
Eurobank (d)	16,797	459,498
National Bank of Greece SA (d)	34,839	971,984
Piraeus Bank SA	4,063	54,177

		2,392,874

Beverages (0.0%)
Hellenic Bottling Co. SA (d)	5,270	117,148

Building & Construction (0.0%)
Hellenic Technodomiki Tev SA (d)	11,986	42,459
Technical Olympic SA (d)	12,569	60,344

		102,803

Casino & Gambling (0.0%)
Greek Organization of Football Prognostics (d)	17,315	352,668

Electric Utility (0.0%)
Public Power Corp. (d)	11,359	281,777

Retail (0.0%)
Folli-Follie SA	1,393	42,527
Germanos SA (d)	7,900	209,984
Hellenic Duty Free Shops SA (d)	5,509	84,913

		337,424

Telecommunications (0.1%)
Cosmote Mobile Telecommunications SA (d)	16,139	291,177
Hellenic Telecommunication	28,530	441,036
Organization SA (d)
Intracom SA (d)	9,223	37,661

		769,874

Tobacco (0.0%)
Papastratos Cigarette Co. (b) (d)	5,006	112,075

		4,466,643

HONG KONG (1.6%)
Airlines (0.0%)
Cathay Pacific Airways Ltd. (d)	89,000	154,228

Banks (0.3%)
Bank of East Asia Ltd. (d)	176,400	505,528
BOC Hong Kong Holdings Ltd. (d)	433,600	789,164
Hang Seng Bank Ltd. (d)	64,400	856,580

		2,151,272

Broadcasting & Television (0.0%)
Television Broadcasts Ltd. (d)	14,000	59,915

Chemicals (0.0%)
Kingboard Chemicals Holdings Ltd. (b)	66,000	138,217

Distribution (0.1%)
Esprit Asia Holdings Ltd. (d)	77,500	414,266
Li & Fung Ltd. (d)	208,000	307,775

		722,041

Diversified Operations (0.1%)
Swire Pacific Ltd. (d)	106,000	749,132
Wharf (Holdings) Ltd. (The) (d)	73,000	240,435

		989,567

Electronics & Electrical Equipment (0.1%)
Hongkong Electric Holdings Ltd. (d)	154,000	688,427
Johnson Electric Holdings Ltd. (d)	157,200	156,731

		845,158

Financial Services (0.0%)
Hong Kong Exchanges & Clearing Ltd. (d)	162,000	368,873

Industrial (0.2%)
Hutchison Whampoa Ltd. (d)	223,000	1,712,672

Manufacturing (0.0%)
Techtronic Industries Co. Ltd. (d)	36,500	72,825
Yue Yuen Industrial Holdings Ltd. (d)	33,000	82,781

		155,606

Printing & Publishing (0.0%)
South China Morning Post Ltd. (d)	4,000	1,606

Real Estate (0.6%)
Cheung Kong Holdings Ltd. (d)	184,000	1,523,989
Hang Lung Properties Ltd. (d)	271,000	402,289
Henderson Land Development Co. Ltd. (d)	78,300	363,339
Hopewell Holdings Ltd. (d)	71,581	154,053
New World Developments Co. (d)	406,531	355,804
Sino Land Co. Ltd. (d)	296,000	253,093
Sun Hung Kai Properties Ltd. (d)	161,000	1,490,230

		4,542,797

Retail (0.0%)
Giordano International Ltd. (d)	157,200	87,882

Semiconductors (0.0%)
ASM Pacific Technology Ltd. (d)	18,800	61,071

2004 Annual Report 61

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

HONG KONG (continued)
Telecommunications (0.0%)
PCCW Ltd. (b) (d)	377,700	$229,004

Transportation (0.0%)
MTR Corp. Ltd. (d)	15,214	22,799
Orient Overseas International (d)	21,600	78,523

		101,322

Utilities (0.2%)
CLP Holdings Ltd. (d)	195,600	1,123,110
Hong Kong & China Gas Co. Ltd. (d)	277,100	533,740

		1,656,850

		13,978,081

IRELAND (0.9%)
Airlines (0.0%)
Ryanair Holdings PLC (b) (d)	3,804	19,658

Banks (0.4%)
Allied Irish Banks PLC (d)	105,360	1,830,288
Bank of Ireland	115,288	1,578,931
Depfa Bank PLC (d)	29,868	453,621

		3,862,840

Building & Construction (0.2%)
CRH PLC (d)	66,370	1,578,887
Kingspan Group PLC (d)	23,341	183,098

		1,761,985

Consumer Products (0.0%)
Waterford Wedgewood PLC (b)	215	25

Diversified (0.0%)
DCC PLC (d)	2,464	49,856

Financial Services (0.1%)
Irish Life & Permanent PLC (d)	29,280	491,689

Food Products (0.1%)
Greencore Group PLC (d)	40,796	150,016
Kerry Group PLC (d)	13,385	299,624

		449,640

Pharmaceuticals (0.1%)
Elan Corp. PLC (b) (d)	41,960	1,080,398

Retail (0.0%)
Grafton Group PLC (b)	37,794	338,935

		8,055,026

ITALY (4.1%)
Aerospace/Defense (0.1%)
Finmeccanica SpA (d)	642,173	510,480

Apparel (0.0%)
Benetton Group SpA (d)	876	10,106

Automotive (0.1%)
Fiat SpA (b) (d)	85,930	623,933

Banks (1.0%)
Banc Monte Dei Paschi Di Seina SpA (d)	58,331	174,081
Banca Antonveneta SpA (b) (d)	25,067	526,265
Banca di Roma SpA (d)	201,487	774,055
Banca Nazionale del Lavoro (BNC) (b) (d)	233,654	541,073
Banche Popolari Unite Scrl (d)	32,986	586,401
Banco Popolare di Verona e Novara Scrl (d)	28,601	507,034
FinecoGroup SpA (b) (d)	1,818	13,109
IntesaBci SpA (d)	341,818	1,400,303
IntesaBci SpA - RNC (d)	47,090	158,547
Mediobanca SpA (d)	35,630	493,520
San Paolo IMI SpA (d)	113,757	1,441,137
UniCredito Italiano SpA (d)	495,391	2,659,806

		9,275,331

Broadcasting & Television (0.1%)
Mediaset SpA (d)	83,443	951,064

Energy (0.7%)
Eni SpA (d)	281,403	6,419,496

Financial Services (0.1%)
Banca Fideuram SpA (d)	68,553	345,813
Mediolanum SpA (d)	38,558	242,169

		587,982

Gas-Transportation (0.1%)
Snam Rete Gas SpA (d)	144,059	730,572

Insurance (0.5%)
Alleanza Assicurazioni SpA (d)	50,574	596,779
Assicurazioni Generali SpA (d)	105,104	3,119,951
Riunione Adriatica di Sicurta SpA (d)	33,786	713,653

		4,430,383

Medical Products (0.0%)
Luxottica Group SA (d)	5,687	105,157

Multi-Media (0.0%)
Seat Pagine Gialle SpA (d)	165,904	56,275
Telecom Italia Media SpA (b) (d)	308,068	113,069

		169,344

Pharmaceuticals (0.0%)
Banca Popolare de Milano (d)	44,753	314,459

Printing & Publishing (0.0%)
Gruppo Editorale L’Espresso SA (d)	5,450	29,186

62 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

ITALY (continued)
Public Thoroughfares (0.1%)
Autostrade SpA (d)	37,173	$812,099

Restaurants (0.0%)
Autogrill SpA (b) (d)	12,474	183,362

Retail (0.0%)
Bulgari SpA (d)	14,516	150,217

Telecommunications (0.8%)
Telecom Italia Mobile SpA (d)	431,517	2,542,918
Telecom Italia SpA (d)	809,365	2,694,237
Telecom Italia SpA RNC (d)	546,451	1,359,002
Tiscali SpA (b) (d)	67,789	277,325

		6,873,482

Tire & Rubber (0.0%)
Pirelli & C. SpA (d)	198,881	221,223

Utilities (0.5%)
Edison SpA (b) (d)	29,101	57,674
Enel SpA (d)	396,224	3,577,943
Terna SpA	189,936	461,471

		4,097,088

		36,494,964

JAPAN (21.5%)
Advertising (0.1%)
Dentsu, Inc. (d)	231	619,202

Agriculture (0.1%)
Ajinomoto Co., Inc. (d)	81,000	895,320

Airline Services (0.1%)
All Nippon Airways Co. Ltd. (d)	54,700	170,551
Japan Airlines System Corp. (b) (d)	72,700	198,459
Yamato Transport Co. Ltd. (d)	58,000	780,085

		1,149,095

Apparel (0.0%)
Fast Retailing Co. Ltd. (d)	3,900	247,245
Gunze Ltd. (d)	25,000	114,480
World Co. Ltd. (d)	100	2,919

		364,644

Audio/Video Products (0.0%)
Yamaha Corp. (d)	17,900	272,483

Automotive (2.3%)
Aisin Seiki Co. Ltd. (d)	17,400	389,344
Denso Corp. (d)	47,400	1,131,779
Hino Motors Ltd. (d)	8,000	53,091
Honda Motor Co. Ltd. (d)	80,600	3,907,446
NGK Spark Plug Co. (d)	19,000	186,533
Nissan Motor Co. (d)	246,800	2,774,371
Nok Corp. (d)	7,000	212,018
Sanden Corp. (d)	34,000	221,710
Toyoda Gosei Co. Ltd. (d)	2,000	38,052
Toyota Industries Corp. (d)	12,000	271,773
Toyota Motor Co. Ltd. (d)	309,100	11,968,554
USS Co. Ltd. (d)	800	64,596
Yamaha Motor Co. Ltd. (d)	22,000	333,945

		21,553,212

Banks (1.8%)
77th Bank Ltd. (The) (d)	12,000	71,357
Bank of Fukuoka Ltd. (The) (d)	74,000	420,526
Bank of Yokohama Ltd. (The) (d)	114,000	679,669
Chiba Bank (d)	98,000	627,175
Daiwa Bank Holdings, Inc. (b) (d)	492,800	812,817
Gunma Bank Ltd. (d)	8,000	40,683
Hokugin Financial Group, Inc. (d)	119,000	270,580
Joyo Bank (d)	34,000	150,995
Mitsubishi Tokyo Financial Group, Inc. (d)	488	4,128,839
Mitsui Trust Holdings, Inc. (d)	58,000	398,334
Mizuho Financial Group, Inc. (d)	783	3,017,847
Shinsei Bank Ltd. (d)	33,000	215,003
Shizuoka Bank Ltd. (The) (d)	41,000	341,029
Sumitomo Mitsui Financial Group, Inc. (d)	451	2,928,497
Suruga Bank Ltd. (The) (d)	6,000	46,116
UFJ Holdings, Inc. (d)	435	2,016,500

		16,165,967

Beverages (0.0%)
Ito En Ltd. (d)	1,100	49,621
Takara Shuzo Co. Ltd. (d)	3,000	19,383
Yakult Honsha Co. Ltd.	14,000	221,093

		290,097

Brewery (0.2%)
Asahi Breweries Ltd. (d)	62,000	637,801
Kirin Brewery Co. Ltd. (d)	53,000	474,979
Sapporo Holdings Ltd. (d)	64,000	255,001

		1,367,781

Broadcasting & Television (0.0%)
Fuji Television Network, Inc. (d)	80	180,299

Building & Construction (0.9%)
Asahi Glass Co. Ltd. (d)	82,700	758,633
Central Glass Co. Ltd. (d)	5,000	33,608
Daikin Industries Ltd. (d)	29,000	704,990
Daiwa House Industry Co. Ltd. (d)	64,000	653,045
Hitachi Construction Machinery Co. Ltd. (d)	23,000	281,157
Kajima Corp. (d)	110,000	414,480
Keio Teito Electric Railway Co. Ltd. (d)	59,200	312,251
Komatsu Ltd. (d)	127,000	847,841
Matsushita Electric Works Ltd. (d)	37,284	306,968

2004 Annual Report 63

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Building & Construction (continued)
Nippon Sheet Glass Co. Ltd. (d)	42,000	$141,152
Nippon Yusen Kabushiki Kaisha (d)	99,900	501,950
Nishimatsu Construction Co. Ltd.	25,600	79,556
Obayashi Corp. (d)	62,500	335,599
Sanwa Shutter Corp. (d)	36,000	183,679
Sekisui House Ltd. (d)	65,000	669,399
Shimizu Corp. (d)	52,000	220,608
Sumitomo Osaka Cement Co. Ltd. (d)	39,400	86,398
Taiheiyo Cement Corp. (d)	111,000	250,951
Taisei Construction Corp. (d)	96,000	343,132
Toda Corp. (d)	44,000	173,987
Tostem Inax Holding Corp. (d)	17,000	301,986

		7,601,370

Chemicals (0.9%)
Asahi Kasei Corp. (d)	89,000	378,296
Hitachi Chemical Co. Ltd. (d)	2,000	31,490
Ishihara Sangyo Kaisha Ltd. (d)	72,000	150,693
Kaneka Corp. (d)	40,000	416,803
Kansai Paint Co. Ltd. (d)	30,000	172,337
Kuraray Co. (d)	39,400	307,291
Mitsubishi Chemical Corp. (d)	241,000	697,554
Mitsubishi Gas Chemical Co. Ltd. (d)	5,000	21,382
Mitsui Chemicals, Inc. (d)	64,100	312,658
Nippon Kayaku Co. Ltd. (d)	20,000	104,234
Nippon Shokubai Co. Ltd. (d)	16,000	115,762
Nissan Chemical Industries Ltd. (d)	26,000	210,744
Nitto Denko Corp. (d)	18,610	881,702
Sekisui Chemical Co. Ltd. (d)	43,800	278,005
Shin-Etsu Chemical Co. Ltd. (d)	43,700	1,656,922
Showa Denko K.K. (d)	129,000	310,933
Sumitomo Bakelite Co. Ltd. (d)	22,000	129,295
Sumitomo Chemical Co. Ltd. (d)	108,000	522,456
Toray Industries, Inc. (d)	134,000	625,525
Tosoh Corp. (d)	88,000	373,033
Ube Industries Ltd. (b) (d)	124,000	182,267

		7,879,382

Commercial Services (0.2%)
Bellsystem 24, Inc. (d)	660	169,900
Goodwill Group, Inc. (d)	861	168,081
Nichii Gakkan Co. (d)	7,900	212,112
NTT Data Corp. (d)	82	224,069
Secom Co. (d)	28,000	1,013,884
TIS, Inc. (d)	4,700	158,377

		1,946,423

Computer Hardware (0.4%)
Fujitsu Ltd. (d)	156,000	925,781
NEC Corp. (d)	206,000	1,138,164
NEC Electronics Corp. (d)	5,000	243,620
Toshiba Corp. (d)	362,000	1,453,785

		3,761,350

Computer Software/Services (0.5%)
Capcom Co. Ltd. (d)	12,400	104,136
CSK Corp. (d)	8,000	322,613
Fuji Soft ABC, Inc. (d)	5,200	164,482
Hitachi Software Engineering Co. Ltd. (d)	3,100	60,650
Konami Co. Ltd. (d)	9,100	204,839
Meitec Corp. (d)	3,800	142,862
Net One Systems Co. Ltd. (d)	68	258,548
Nomura Research Institute Ltd. (d)	2,300	200,746
OBIC Co. Ltd. (d)	100	18,738
Oracle Corp. (d)	900	45,072
Rakuten, Inc. (d)	74	555,701
Softbank Corp. (d)	27,100	1,225,490
Trend Micro, Inc. (d)	7,000	334,248
Yahoo Japan Corp. (b) (d)	83	375,335
Yahoo Japan Corp. (b)	76	329,937

		4,343,397

Consumer Products (0.0%)
Bandai Co. Ltd. (d)	2,300	50,326
Onward Kashiyama Co. Ltd. (d)	10,000	130,080

		180,406

Containers (0.0%)
Toyo Seikan Kaisha Ltd. (d)	15,200	236,395

Cosmetics & Toiletries (0.1%)
Kanebo Ltd. (b) (d)	16,000	169,361
Uni-Charm Corp. (d)	6,100	307,758

		477,119

Electric Utilities (0.0%)
Alps Electric Co. Ltd. (d)	22,000	264,095

Electronics & Electrical Equipment (3.1%)
Anritsu Corp. (d)	21,000	149,914
Canon, Inc. (d)	90,100	4,444,240
Casio Computer Co. Ltd. (d)	34,000	403,439
Dainippon Screen Mfg. Co. Ltd. (d)	43,000	221,496
Fujikura Ltd. (d)	45,000	197,304
Furukawa Electric Co. Ltd. (b) (d)	60,400	252,192
Hirose Electric Co. Ltd. (d)	1,800	177,867
Hitachi Ltd. (d)	307,000	1,921,526
Hoya Corp. (d)	12,100	1,240,736
Keyence Corp. (d)	2,980	670,282
Kyocera Corp. (d)	17,600	1,272,757
Mabuchi Motor Co. Ltd. (d)	2,900	214,968

64 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Electronics & Electrical Equipment (continued)
Matsushita Electric Industrial Co. Ltd. (d)	235,902	$3,413,383
Mitsumi Electric Co. Ltd. (d)	17,000	190,440
Murata Manufacturing Co. (d)	22,100	1,050,676
NGK Insulators Ltd. (d)	20,000	161,290
Nidec Corp. (d)	3,400	368,090
Nintendo Co. (d)	12,100	1,360,847
Omron Corp. (d)	15,000	339,617
Pioneer Electronic Corp. (d)	25,200	465,831
Ricoh Co. Ltd. (d)	62,900	1,171,754
Sanyo Electric Co. (d)	162,200	518,373
Sharp Corp. (d)	113,000	1,557,117
Sony Corp. (d)	94,800	3,300,924
Stanley Electric Co. Ltd. (d)	21,000	323,490
Sumitomo Electric Industries Ltd. (d)	49,000	462,730
Taiyo Yuden Co. Ltd. (d)	28,000	291,386
TDK Corp. (d)	15,000	1,038,389
Uniden Corp. (d)	11,000	237,741
Ushio, Inc. (d)	3,000	51,878
Yokogawa Electric Co. Ltd. (d)	42,000	546,263

		28,016,940

Energy (0.1%)
Nippon Oil Co. Ltd. (d)	140,000	887,839
Teikoko Oil Co. Ltd. (d)	57,000	312,442
TonenGeneral Sekiyu K.K. (d)	9,000	78,375

		1,278,656

Engineering (0.1%)
COMSYS Holdings Corp. (d)	23,000	173,849
Mitsui Engineering & Shipbuilding Co. Ltd. (d)	155,000	262,979
Takuma Co. Ltd. (d)	7,100	52,111

		488,939

Entertainment (0.0%)
Namco Ltd. (d)	200	2,334
Sankyo Co. Ltd. (d)	2,000	79,955
Toho Co. Ltd. (d)	2,400	34,491

		116,780

Financial Services (1.0%)
Acom Co. Ltd. (d)	7,800	488,049
Aeon Credit Service Co. Ltd. (d)	2,500	163,788
Aiful Corp. (d)	3,650	362,860
Credit Saison Co. (d)	20,900	667,346
Daiwa Securities Ltd. (d)	161,000	986,071
Itochu Techno-Science Corp. (d)	400	16,109
JAFCO Co. Ltd. (d)	1,000	51,257
Nikko Securities Co. Ltd. (d)	210,000	937,791
Nomura Securities Co. (d)	183,000	2,226,357
Orix Corp. (d)	9,100	1,063,419
Promise Co. Ltd. (d)	7,000	444,420
Sumitomo Trust & Banking Co. Ltd. (d)	123,000	715,708
Takefuji Corp. (d)	6,580	414,732

		8,537,907

Food Products (0.3%)
Ariake Japan Co. Ltd. (d)	6,500	164,394
Japan Tobacco, Inc. (d)	122	1,070,174
Kikkoman Corp. (d)	21,000	184,173
Meiji Seika Kaisha Ltd. (d)	6,000	24,630
Nippon Meat Packers, Inc. (d)	30,000	374,282
Nisshin Seifun Group, Inc. (d)	17,700	176,457
Nissin Food Products Co. Ltd.	10,600	258,037
Q.P. Corp. (d)	11,800	100,610
Snow Brand Milk Products Co. Ltd. (b) (d)	41,000	120,443

		2,473,200

Healthcare (0.1%)
Terumo Corp. (d)	21,900	543,437

Holding Companies — Diversified (0.2%)
JFE Holdings, Inc. (d)	50,200	1,346,434

Household Products (0.3%)
Kao Corp. (d)	64,000	1,473,533
Shiseido Co. Ltd. (d)	41,000	533,826
Toto Ltd. (d)	36,000	322,440

		2,329,799

Import/Export (0.5%)
Itochu Corp. (d)	110,000	471,217
Marubenii Corp. (d)	192,000	503,430
Mitsubishi Corp. (d)	111,000	1,223,930
Mitsui & Co. Ltd. (d)	154,000	1,291,829
Sojitz Holdings Corp. (b) (d)	60,167	269,271
Sumitomo Corp. (d)	115,000	853,659

		4,613,336

Industrial (0.6%)
Ebara Corp. (d)	27,500	126,992
Fanuc Co. Ltd. (d)	11,700	704,319
JGC Corp. (d)	29,000	306,273
Kawasaki Heavy Industries Ltd. (d)	156,000	246,572
Kubota Corp. (d)	70,000	318,644
Minebea Co. Ltd. (d)	52,000	220,408
Mitsubishi Heavy Industries Ltd. (d)	310,700	871,090
Nippon Steel Corp. (d)	742,000	1,732,308
SMC Corp. (d)	5,800	619,549
THK Co. Ltd. (d)	12,600	218,489

		5,364,644

Insurance (0.5%)
Millea Holdings, Inc. (d)	173	2,278,010
Mitsui Sumito Insurance Co. (d)	122,300	1,001,786

2004 Annual Report 65

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Insurance (continued)
T&D Holdings, Inc (b)	16,050	$707,355
Yasuda Fire & Marine Insurance Co. Ltd. (d)	84,000	731,060

		4,718,211

Manufacturing (0.3%)
Amada Co. Ltd. (d)	34,000	180,514
Amano Corp. (d)	13,000	107,484
Ishikawajima-Harima Heavy Industries Co. Ltd. (b) (d)	218,000	285,052
JSR Corp. (d)	29,000	527,233
Kobe Steel Ltd. (d)	150,000	208,970
Komori Corp. (d)	10,000	137,958
Koyo Seiko Co. Ltd. (d)	13,000	146,242
Makita Corp. (d)	2,000	27,480
Nisshin Steel Co. Ltd. (d)	111,000	242,887
NTN Corp. (d)	45,200	237,083
Shimano, Inc. (d)	2,000	49,124
Sumitomo Heavy Industries Ltd. (b) (d)	68,000	196,895

		2,346,922

Metals & Mining (0.3%)
Dowa Mining Co. Ltd. (d)	29,600	178,328
Mitsubishi Material Corp. (d)	182,000	365,274
Mitsui Mining & Smelting Co. Ltd. (d)	80,000	315,867
Nippon Minings Holdings, Inc. (d)	99,500	472,987
NSK Ltd. (d)	47,800	205,058
Sumitomo Metal & Mining Corp. (d)	74,000	499,494
Sumitomo Metal Industries Ltd. (d)	493,000	593,914

		2,630,922

Multi-Media (0.0%)
Tokyo Broadcasting System, Inc. (d)	3,900	62,537

Office Equipment & Supplies (0.1%)
Seiko Epson Corp. (d)	11,800	486,545

Paper Products (0.1%)
Nippon Unipac Holding (d)	59	261,313
Oji Paper Ltd. (d)	110,000	627,105

		888,418

Personal Care (0.0%)
Aderans Co. Ltd.	3,600	74,414

Pharmaceuticals (1.2%)
Alfresa Holdings Corp. (d)	3,900	141,978
Chugai Pharmaceutical Ltd. (d)	16,400	256,355
Daiichi Pharmaceuticals Co. (d)	26,400	513,497
Eisai Co. (d)	28,000	805,056
Fujisawa Pharmaceutical Co. (d)	30,400	793,281
Kaken Pharmaceutical Co. Ltd. (d)	29,000	169,459
Kyowa Hakko Kogyo Co. Ltd. (d)	18,000	125,742
Sankyo Co. (d)	41,700	865,543
Shionogi & Co. (d)	25,000	386,965
Suzuken Co. Ltd. (d)	1,100	23,303
Taisho Pharmaceutical Co. Ltd. (d)	9,000	162,229
Takeda Chemical Industries Ltd. (d)	98,000	4,724,070
Yamanouchi Pharmaceutical Co. Ltd. (d)	36,000	1,319,506

		10,286,984

Photographic Products (0.4%)
Fuji Photo Film Ltd. (d)	55,000	1,865,861
Konica Corp. (d)	44,800	595,366
Nikon Corp. (d)	30,000	293,544
Olympus Optical Co. Ltd. (d)	34,000	657,056

		3,411,827

Printing & Publishing (0.2%)
Dai Nippon Printing Co. Ltd. (d)	76,000	1,037,716
Toppan Printing Co. Ltd. (d)	81,000	780,016

		1,817,732

Railroads (0.5%)
Central Japan Railway Co. (d)	80	646,998
East Japan Railway Co. (d)	400	2,100,229
Keihin Electric Express Railway Co. Ltd. (d)	10,000	57,623
Kinki Nippon Railway Co. Ltd. (d)	104,000	330,240
Odakyu Electric Railway Co. Ltd. (d)	86,000	457,855
Tobu Railway Co. Ltd. (d)	41,000	145,570
West Japan Railway Co. (d)	227	904,422

		4,642,937

Real Estate (0.5%)
Daito Trust Construction Co. Ltd. (d)	7,100	299,876
Japan Real Estate Investment Corp.	19	151,728
Japan Retail Fund Investment Corp.	37	295,122
MDI Corp. (d)	20,675	377,017
Mitsubishi Estate Co. (d)	105,500	1,111,608
Mitsui Fudosan Co. Ltd. (d)	76,000	805,118
Nippon Building Fund, Inc.	51	428,402
Sumitomo Realty & Development Co. Ltd. (d)	55,000	604,100
Tokyu Land Corp. (d)	57,000	170,889

		4,243,860

Resorts/Theme Parks (0.0%)
Oriental Land Co. Ltd. (d)	2,800	166,698

Restaurants (0.0%)
Saizeriya Co. Ltd. (d)	6,400	109,475
Skylark Co. Ltd. (d)	1,500	24,847

		134,322

Retail (0.8%)
Aeon Co. Ltd. (d)	70,000	1,118,770
Aoyama Trading Co., Inc. (d)	1,400	30,485
Citizen Watch Co. Ltd. (d)	49,000	459,764

66 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Retail (continued)
Daimaru, Inc. (The) (d)	6,000	$44,526
FamilyMart Co. Ltd. (d)	6,900	184,986
Isetan Co. Ltd. (d)	34,000	345,998
Ito Yokado Co. (d)	39,000	1,395,394
Lawson, Inc. (d)	3,700	123,311
Marui Co. (d)	52,000	650,405
Matsumotokiyoshi Co. Ltd. (d)	5,900	148,250
Mitsukoshi Ltd. (d)	29,300	129,682
Ryohin Keikaku Co. Ltd. (d)	4,300	192,167
Seven - Eleven Japan Co. Ltd. (d)	37,700	1,089,744
Shimachu Co. Ltd. (d)	4,000	92,540
Shimamura Co. Ltd. (d)	600	43,894
Takashimaya Co. (d)	47,000	401,869
Tokyo Style Co. (d)	5,000	54,478
Uny Co. Ltd. (d)	12,600	125,703
Yamada Denki Co. Ltd. (d)	9,200	325,642

		6,957,608

Schools (0.0%)
Benesse Corp. (d)	2,300	64,005

Semiconductors (0.3%)
Advantest Corp. (d)	9,900	688,824
Rohm Co. (d)	10,100	1,033,731
Tokyo Electron Ltd. (d)	21,000	1,133,012

		2,855,567

Telecommunications (0.7%)
Nippon Telegraph & Telephone Corp. (d)	497	2,109,346
NTT Docomo, Inc. (d)	1,985	3,497,611
Oki Electric Industry Co. Ltd. (b) (d)	70,000	239,156

		5,846,113

Textile Products (0.1%)
Mitsubishi Rayon Co. Ltd. (d)	53,000	168,538
Nisshinbo Industries, Inc. (d)	17,600	116,091
Teijin Ltd. (d)	110,000	426,663
Toyobo Co. Ltd. (d)	112,000	251,177

		962,469

Tire & Rubber (0.1%)
Bridgestone Corp. (d)	70,100	1,267,930

Toys (0.1%)
Sega Sammy Holdings, Inc. (b)	12,772	591,753

Transportation (0.3%)
Kamigumi Co. Ltd. (d)	12,000	85,047
Kawasaki Kisen Kaisha Ltd. (d)	78,000	520,246
Mitsubishi Logistics Corp. (d)	8,400	74,630
Mitsui O.S.K. Lines Ltd. (d)	128,000	757,490
Nippon Express Co. Ltd. (d)	84,500	406,229
Seino Transportation Co. Ltd. (d)	36,000	325,426
Tokyo Corp. (d)	105,400	477,113

		2,646,181

Utilities (1.1%)
Chubu Electric Power Co., Inc.	60,900	1,321,918
Electric Power Development Co. Ltd. (b)	30,100	785,168
Hokkaido Electric Power Co., Inc.	18,200	336,783
Kansai Electric Power, Inc. (d)	71,000	1,328,416
Kyushu Electric Power Co., Inc.	32,400	640,738
Mitsubishi Electric Co. (d)	140,600	656,608
Osaka Gas Co. Ltd.	175,000	505,933
Tohoku Electric Power Co. Ltd.	33,700	574,096
Tokyo Electric Power Co. Ltd. (d)	131,200	2,965,802
Tokyo Gas Ltd. (d)	274,100	1,020,385

		10,135,847

		191,897,911

LUXEMBOURG (0.1%)
Steel (0.1%)
Arcelor (d)	63,888	1,193,521

NETHERLANDS (4.9%)
Banks (0.5%)
ABN Amro Holding NV (d)	172,472	4,132,203

Biotechnology (0.0%)
Qiagen NV (b) (d)	4,818	50,836

Business Services (0.0%)
Vedior NV (d)	8,580	126,199

Chemicals (0.2%)
Akzo Nobel NV (d)	23,793	895,302
DSM NV (d)	12,133	660,957

		1,556,259

Commercial Services (0.0%)
Randstad Holding NV (d)	1,201	40,501

Computer Service (0.0%)
Getronics NV (b) (d)	129,497	268,740

Diversified (0.0%)
Hagemeyer NV (b) (d)	83,404	152,365
IHC Caland NV (d)	3,691	211,319

		363,684

Electronics & Electrical Equipment (0.5%)
Koninklijke Ahold NV (b) (d)	181,385	1,257,528
Philips Electronics NV (d)	147,615	3,511,098

		4,768,626

2004 Annual Report 67

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

NETHERLANDS (continued)
Energy (1.4%)
Royal Dutch Petroleum Co. (d)	224,090	$12,151,505

Financial Services (0.6%)
Euronext NV (d)	12,456	360,628
ING Groep NV (d)	194,455	5,163,846

		5,524,474

Food Products (0.6%)
Heineken NV (d)	24,931	783,699
Koninklijke Numico NV (b) (d)	15,809	532,659
Unilever NV CVA (d)	63,660	3,701,761

		5,018,119

Insurance (0.2%)
Aegon NV (d)	147,385	1,616,590

Printing & Publishing (0.3%)
Elsevier NV (d)	83,217	1,093,235
Oce NV (d)	22	305
VNU NV (d)	25,870	706,831
Wolters Kluwer CVA (d)	30,135	549,399

		2,349,770

Real Estate (0.1%)
Corio NV (d)	4,554	227,401
Rodamco Europe NV (d)	2,299	156,275
Wereldhave NV (d)	1,655	147,676

		531,352

Semiconductors (0.2%)
ASML Holding NV (b) (d)	63,045	898,514
STMicroelectronics NV (d)	63,944	1,179,690

		2,078,204

Telecommunications (0.2%)
KPN NV (d)	216,696	1,731,703

Transportation (0.1%)
TPG NV (d)	42,398	1,022,071

		43,330,836

NEW ZEALAND (0.2%)
Airports (0.0%)
Auckland International Airport Ltd. (d)	8,490	41,746

Building & Construction (0.0%)
Fletcher Building Ltd. (d)	35,553	132,856

Entertainment (0.0%)
Sky City Entertainment Group Ltd. (d)	49,604	152,343

Financial Services (0.0%)
Tower Ltd. (b) (d)	43,365	70,342

Healthcare (0.0%)
Fisher & Paykel Industries Ltd. (d)	116,830	232,167

Household Products (0.0%)
Fisher & Paykel Appliances Holdings Ltd. (d)	35,484	97,208

Paper Products (0.0%)
Carter Holt Harvey Ltd. (d)	349	514

Retail (0.0%)
Warehouse Group Ltd. (The) (d)	14,900	41,642

Telecommunications (0.2%)
Telecom Corp. of New Zealand Ltd. (d)	201,852	800,136

Waste Disposal (0.0%)
Waste Management NZ Ltd. (d)	60,182	221,190

		1,790,144

NORWAY (0.7%)
Banks (0.1%)
DnB Holding ASA (d)	71,919	609,890

Chemicals (0.0%)
Yara International ASA (b)	33,447	357,136

Food Products (0.1%)
Orkla ASA (d)	20,951	595,204

Industrial (0.3%)
Norsk Hydro ASA (d)	18,784	1,381,519
Tomra Systems ASA (d)	50,564	223,272

		1,604,791

Insurance (0.0%)
Storebrand ASA (d)	25,700	195,567

Oil & Gas (0.1%)
Statoil ASA (d)	65,608	953,989

Paper Products (0.0%)
Norske Skogsindustrier ASA (d)	11,534	210,138

Shipping (0.0%)
Frontline Ltd. (d)	8,033	396,825

Telecommunications (0.1%)
Tandberg ASA (d)	19,305	181,842
Telenor ASA (d)	93,934	748,208

		930,050

		5,853,590

PORTUGAL (0.3%)
Automotive (0.0%)
Brisa- Auto Estradas SA (d)	20,131	164,157

68 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

PORTUGAL (continued)
Banks (0.1%)
Banco Commercial Portuguese SA (d)	194,822	$459,177
Banco Espirito Santo SA (d)	2,084	35,576

		494,753

Building Products (0.0%)
CIMPOR-Cimentos de Portugal SGPS SA (d)	26,903	143,466

Financial Services (0.0%)
BPI-SGPS SA (d)	35,288	137,060

Food Products (0.0%)
Jeronimo Martins SGPS SA (b) (d)	22	258

Industrial (0.0%)
Sonae SGPS SA (d)	179,588	219,668

Telecommunications (0.1%)
Portugal Telecom SA (d)	106,961	1,205,678
PT Multimedia-Servicos de	2,703	62,922

Telecomunicacoes e Multimedia (d)		1,268,600

Utilities (0.1%)
Electricidade de Portugal SA (d)	204,702	605,265

		3,033,227

SINGAPORE (0.9%)
Aerospace/Defense (0.0%)
Singapore Tech Engineering Ltd. (d)	39,000	48,979

Airlines (0.0%)
Singapore Airlines Ltd. (d)	31,000	199,453

Banks (0.5%)
Development Bank of Singapore Ltd. (d)	121,500	1,139,653
Oversea-Chinese Banking Corp. Ltd. (d)	127,000	1,052,880
United Overseas Bank Ltd. (d)	128,200	1,040,341

		3,232,874

Beverages (0.0%)
Fraser & Neave Ltd. (d)	7,200	59,312

Distribution/Wholesale (0.0%)
Jardine Cycle & Carriage Ltd. (d)	8,800	42,307

Diversified (0.1%)
Haw Par Corporation Ltd. (d)	36,226	107,970
Keppel Corp. (d)	98,000	471,292

		579,262

Engineering (0.0%)
SembCorp Industries Ltd. (d)	99,100	91,127

Finance (0.0%)
Singapore Exchange Ltd. (d)	78,300	82,765

Financial Services (0.0%)
Creative Technology Ltd. (d)	4,500	50,812

Healthcare (0.0%)
Parkway Holdings Ltd. (d)	233,000	200,249

Manufacturing (0.0%)
Venture Manufacturing Ltd. (d)	30,000	284,594

Printing & Publishing (0.1%)
Singapore Press Holdings Ltd. (d)	249,500	705,262

Real Estate (0.1%)
Capitaland Ltd. (d)	109,500	121,689
City Developments Ltd. (d)	105,000	397,204
United Overseas Land Ltd.	150,000	202,672

		721,565

Semiconductors (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b) (d)	258,000	159,054
ST Assembly Test Services Ltd. (b) (d)	119,000	71,107

		230,161

Shipping (0.0%)
Singapore Post Ltd. (d)	315,411	152,558

Telecommunications (0.1%)
Datacraft Asia Ltd. (b) (d)	107,000	84,477
Singapore Telecommunications Ltd. (d)	624,000	907,609

		992,086

Transportation (0.0%)
ComfortDelgro Corp. Ltd. (d)	189,220	162,416

		7,835,782

SPAIN (3.7%)
Advertising (0.0%)
Telefonica Publicidad e Informacion SA (d)	28,982	213,346

Airline Services (0.0%)
Iberia Lineas Aereas de Espana SA (d)	50,582	143,253

Banks (1.4%)
Banco Bilbao Vizcaya Argentaria SA (d)	351,828	5,528,254
Banco Popular Espanol SA (d)	21,122	1,196,786
Banco Santander Central Hispanoamericano SA (d)	444,540	4,962,139

		11,687,179

Broadcasting & Television (0.0%)
Antena 3 Television SA (b) (d)	2,597	166,462
Sogecable SA (b) (d)	6,185	244,591

		411,053

2004 Annual Report 69

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SPAIN (continued)
Building & Construction (0.1%)
Acciona SA (d)	2,784	$196,079
ACS, Actividades de Construccion y Servicios SA (d)	32,311	625,036
Fomento De Construcciones Y Contrates SA (d)	3,386	128,846
Grupo Ferrovial SA (d)	3,703	163,696

		1,113,657

Computer Software/Services (0.0%)
Indra Sistemas SA (d)	22,335	330,923

Energy (0.3%)
Gamesa Corporacion Tecnologica SA (d)	15,455	212,949
Repsol SA (d)	105,478	2,284,743

		2,497,692

Food Products (0.1%)
Altadis SA (d)	31,405	1,150,797

Hotels & Lodging (0.0%)
NH Hoteles SA (d)	5,728	68,486

Insurance (0.0%)
Corporacion Mapfre SA (d)	14,664	185,072

Metals & Mining (0.0%)
Acerinox SA (d)	27,048	375,554

Pharmaceuticals (0.0%)
Zeltia SA (d)	2,221	15,563

Railroads (0.1%)
Autopistas, Concesionaria Espanola SA (d)	27,994	523,092

Real Estate (0.0%)
Metrovacesa SA (d)	863	37,534
Vallehermoso SA (d)	7,811	119,776

		157,310

Retail (0.1%)
Industria de Diseno Textil SA (d)	23,758	602,793

Telecommunications (1.0%)
Telefonica SA (d)	476,261	7,882,180

Travel (0.0%)
Amadeus Global Travel Distribution SA (d)	37,459	307,255

Utilities (0.6%)
Endesa SA (d)	110,720	2,248,489
Gas Natural SA (d)	17,060	463,390
Iberdrola SA (d)	85,717	1,874,218
Union Electrica Fenosa SA (d)	23,168	563,949

		5,150,046

		32,815,251

SWEDEN (2.4%)
Airlines (0.0%)
SAS AB (b) (d)	16,675	123,912

Automotive (0.2%)
Scania AB, B Shares (d)	9,873	358,363
Volvo AB, Class A (d)	5,027	183,996
Volvo AB, Class B (d)	25,507	965,201

		1,507,560

Banks (0.5%)
Nordea AB (d)	237,916	2,055,083
Skandiaviska Enskilda Banken AB (d)	57,252	953,175
Svenska Handelsbanken AB (d)	59,891	1,296,922

		4,305,180

Building & Construction (0.1%)
Assa Abloy AB (d)	40,265	543,877
Skanska AB (d)	39,905	434,601

		978,478

Commercial Services (0.1%)
Securitas AB (d)	39,095	534,771

Computer Software/Services (0.0%)
WM-data AB, Class B (d)	29,093	57,523

Financial Services (0.0%)
D. Carnegie & Co. AB (d)	6,186	62,864

Household Products (0.1%)
Electrolux AB, B Shares (d)	34,203	633,250

Industrial (0.2%)
Atlas Copco AB, Class A (d)	16,506	683,104
Atlas Copco AB, Class B (d)	2,894	110,548
Sandvik AB (d)	29,078	1,088,878
Trelleborg AB, Class B (d)	5,022	70,452

		1,952,982

Insurance (0.1%)
Skandia Forsakrings AB (d)	151,564	565,439

Medical Instruments (0.0%)
Getinge AB, B Shares (d)	26,004	290,630

Medical Products (0.0%)
Gambro AB (d)	6,354	74,052

Metals (0.1%)
S.K.F. AB	15,247	589,461

Oil & Gas (0.0%)
Lundin Petroleum AB (b) (d)	17,800	110,762

70 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SWEDEN (continued)
Paper Products (0.1%)
Billerud (d)	12,628	$193,193
Svenska Cellusoa (d)	17,942	667,585

		860,778

Personal Care (0.0%)
Oriflame Cosmetics SA SDR (b)	12,087	244,692

Printing & Publishing (0.0%)
Eniro AB (d)	8,699	73,562

Real Estate (0.0%)
Castellum AB (d)	3,900	112,067
Wihlborgs Fastigheter AB (d)	9,747	168,173

		280,240

Retail (0.2%)
Hennes & Mauritz AB (d)	52,951	1,541,125

Telecommunications (0.6%)
Ericsson SA (b) (d)	1,593,763	4,622,584
Tele2 AB (d)	12,717	423,231
Telia AB (d)	158,848	851,880

		5,897,695

Television (0.0%)
Modern Times Group AB, Class B (b)	5,519	122,202

Tobacco (0.1%)
Swedish Match AB (d)	42,932	472,824

		21,279,982

SWITZERLAND (5.9%)
Aerospace/Defense (0.0%)
Unaxis Holdings AG (d)	1,269	105,236

Banks (0.5%)
Credit Suisse Group (d)	129,862	4,439,214

Building & Construction (0.1%)
Geberit AG (d)	225	146,144
Holcim Ltd. (d)	19,970	1,065,634

		1,211,778

Chemicals (0.3%)
Ciba Specialty Chemicals AG (d)	7,598	522,391
Clariant AG (d)	26,399	357,021
Lonza Group AG (d)	5,253	256,182
Syngenta AG (d)	13,866	1,319,098

		2,454,692

Commercial Services (0.1%)
Adecco SA (d)	17,345	834,040
SGS Societe Generale de Surveillance Holdings SA (d)	210	133,588

		967,628

Computers (0.0%)
Logitech International SA (b) (d)	3,884	201,606

Electronics & Electrical Equipment (0.1%)
ABB Ltd. (b) (d)	180,868	1,042,281

Food Products (1.3%)
Nestle SA (d)	44,808	10,581,142

Industrial (0.0%)
Rieter Holding AG (d)	500	132,334

Insurance (0.6%)
Swiss Re (d)	38,546	2,362,944
Zurich Financial Services AG (d)	17,147	2,439,861

		4,802,805

Manufacturing (0.0%)
Sulzer AG (d)	87	29,302

Medical Products (0.1%)
Nobel Biocare Holding AG (d)	3,556	580,016
Phonak Holding AG (d)	7,021	219,516
Straumann Holding AG (d)	206	42,560
Synthes, Inc. (b) (d)	3,149	335,233

		1,177,325

Pharmaceuticals (2.5%)
Givaudan (d)	745	464,866
Novartis AG (d)	263,561	12,592,187
Roche Holding AG-Genusscheine (d)	78,491	8,010,397
Serono SA (d)	806	497,578

		21,565,028

Retail (0.2%)
Compagnie Finacnce Richemont AG (d)	54,581	1,545,995
Swatch Group AG (d)	372	10,240
Swatch Group AG, Class B (d)	3,707	496,487

		2,052,722

Semiconductors (0.0%)
Micronas Semiconductor Holding AG (b) (d)	4,858	190,496

Telecommunications (0.1%)
Kudelski SA (b) (d)	5,849	177,306
Swisscom AG (d)	3,014	1,085,429

		1,262,735

		52,216,324

UNITED KINGDOM (25.5%)
Advertising (0.2%)
Aegis Group PLC (d)	82,273	154,120
WPP Group PLC (d)	135,130	1,355,611

		1,509,731

2004 Annual Report 71

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Aerospace/Defense (0.3%)
British Aerospace PLC (d)	341,959	$1,495,302
Cobham PLC (d)	5,322	134,844
Meggitt PLC	8,736	39,297
Rolls Royce Group PLC, B Shares (b)	6,080,383	11,141
Rolls-Royce Group PLC (d)	191,207	909,901

		2,590,485

Airlines (0.2%)
BAA PLC (d)	115,928	1,218,636
British Airways PLC (b) (d)	95,797	380,167

		1,598,803

Automotive (0.1%)
GKN PLC (d)	131,745	516,781

Banks (5.7%)
Barclays PLC (d)	700,188	6,843,037
HBOS PLC (d)	397,723	5,326,262
HSBC Holdings PLC (d)	1,174,439	18,946,484
HSBC Holdings PLC ADR	2,986	241,956
MAN Group PLC (d)	37,284	893,885
Royal Bank of Scotland Group PLC (d)	314,927	9,270,171
UBS AG (d)	119,043	8,592,815

		50,114,610

Brewery (0.2%)
SABMiller PLC (d)	83,935	1,208,984
Scottish & Newcastle PLC (d)	114,509	847,232

		2,056,216

Building & Construction (0.3%)
Berkeley Group Holdings PLC	4,684	102,132
BICC Group PLC (d)	11,057	55,006
BPB PLC (d)	82,412	634,531
George Wimpey PLC (d)	42,276	271,484
Hanson PLC (d)	81,507	600,895
Persimmon PLC (d)	32,237	365,399
Pilkington PLC (d)	17,134	27,115
RMC Group PLC	40,804	635,879
Taylor Woodrow PLC (d)	85,499	362,986

		3,055,427

Chemicals (0.2%)
BOC Group PLC (d)	66,195	1,066,409
Imperial Chemical Industries PLC (d)	102,301	393,575

		1,459,984

Commercial Services (0.2%)
Brambles Industries PLC (d)	100,703	485,757
Capita Group PLC (d)	73,163	472,006
Rentokil Initial PLC (d)	221,379	629,334

		1,587,097

Computer Software/Services (0.2%)
Hays PLC (d)	198,797	469,865
Logica PLC (d)	81,557	264,672
Mysis PLC (d)	57,839	228,407
Sage Group PLC (The) (d)	132,628	446,552

		1,409,496

Consumer Products (0.2%)
Reckitt Benckiser PLC (d)	60,752	1,664,133

Diversified (0.0%)
Serco Group PLC (d)	6,016	24,041
Tompkins PLC (d)	83,609	382,116

		406,157

Electronics & Electrical Equipment (0.3%)
Electrocomponents PLC (d)	19,130	102,058
National Grid Group PLC (d)	342,835	2,984,484

		3,086,542

Energy (3.9%)
BG PLC (d)	355,712	2,322,099
BP Amoco PLC (d)	2,362,654	22,903,525
BP PLC ADR	100	5,825
Shell Transportation & Trading Co. PLC (d)	1,040,279	8,192,314

		33,423,763

Engineering (0.0%)
AMEC PLC (d)	10,663	62,004
Barratt Developments PLC (d)	31,007	287,573

		349,577

Entertainment (0.5%)
British Sky Broadcasting Group PLC (d)	128,372	1,197,876
Carnival PLC (d)	13,843	732,259
EMI Group PLC (d)	93,955	365,506
Enterprise Inns PLC (d)	37,809	429,462
Hilton Group PLC (d)	209,303	989,585
Rank Group PLC (d)	80,885	424,558
William Hill PLC (d)	67,321	603,756

		4,743,002

Financial Services (0.8%)
3I Group PLC (d)	71,847	768,075
Amvescap PLC (d)	106,715	577,764
Cattles PLC (d)	4,275	27,906
Close Brothers Group PLC (d)	3,133	38,187
ICAP PLC (d)	11,326	48,701
Lloyds TSB Group PLC (d)	617,519	4,878,696
London Stock Exchange PLC (d)	47,582	318,202
Provident Financial PLC	15,445	165,413

		6,822,944

72 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Food Products (1.5%)
Cadbury Schweppes PLC (d)	244,738	$2,036,450
Diageo PLC (d)	338,358	4,525,316
Tate & Lyle PLC (d)	59,793	465,295
Tesco PLC (d)	790,468	4,159,760
Unilever PLC (d)	279,151	2,351,810

		13,538,631

Healthcare (1.0%)
AstraZeneca Group PLC (d)	181,470	7,430,981
Kidde PLC (d)	91,517	281,799
Smith & Nephew PLC (d)	115,859	985,643

		8,698,423

Hotels & Motels (0.1%)
InterContinental Hotels Group PLC (d)	77,526	947,797

Import/Export (0.1%)
Wolseley PLC (d)	63,059	1,093,291

Industrial (0.2%)
BBA Group PLC (d)	16,819	81,528
FKI PLC (d)	63,201	138,582
IMI PLC (d)	23,082	147,815
Invensys PLC (b) (d)	740,443	207,138
Smiths Industries PLC (d)	74,351	1,016,778

		1,591,841

Insurance (0.7%)
Aviva PLC (d)	244,280	2,444,053
Friends Provident PLC (d)	192,949	481,663
Legal & General Group PLC (d)	621,506	1,129,334
Prudential PLC (d)	238,506	1,750,526
Royal & Sun Alliance Insurance Group PLC (d)	312,728	428,731

		6,234,307

Investment Company (0.0%)
Schroders PLC (d)	82	964

Medical Products (0.0%)
Alliance Unichem PLC (d)	31,882	389,637
SSL International PLC (d)	5,503	27,340

		416,977

Metals & Mining (0.7%)
BHP Billiton PLC (d)	251,782	2,558,398
Corus Group PLC (b) (d)	433,900	387,535
Johnson Matthey PLC (d)	27,911	486,352
Rio Tinto PLC (d)	120,559	3,162,801

		6,595,086

Paper Products (0.1%)
Bunzl PLC (d)	55,943	424,027
Rexam PLC (d)	84,546	669,353

		1,093,380

Pharmaceuticals (1.5%)
Glaxosmithkline PLC (d)	639,836	13,454,280

Printing & Publishing (0.6%)
Daily Mail & General Trust (d)	16,959	225,289
EMAP PLC (d)	31,668	456,674
Pearson PLC (d)	102,269	1,120,609
Reed International PLC (d)	157,942	1,410,238
Reuters Group PLC (d)	172,650	1,175,173
Trinity Mirror PLC (d)	16,340	193,240
United Business Media PLC (d)	55,756	487,926
Yell Group PLC (d)	101,310	680,100

		5,749,249

Railroads (0.0%)
FirstGroup PLC (d)	57,787	304,312

Real Estate (0.3%)
British Land Co. PLC (d)	67,415	920,892
Great Portland Estates PLC (d)	9,115	50,497
Hammerson PLC (d)	15,396	206,951
Land Securities Group PLC (d)	58,865	1,288,650
Liberty International PLC (d)	26,115	412,035
Slough Estates PLC (d)	22,263	185,505

		3,064,530

Restaurants (0.2%)
Compass Group PLC (d)	280,176	1,157,351
Mitchells & Butlers PLC	65,817	343,399
Whitbread PLC (d)	33,532	499,348

		2,000,098

Retail (1.1%)
Boots Group PLC (d)	98,250	1,184,894
Dixons Group PLC (d)	215,702	679,496
Great Universal Stores PLC (d)	119,810	1,958,609
Inchcape PLC (d)	2,752	74,546
J. Sainsbury PLC (d)	187,632	886,907
Kesa Electricals PLC (d)	44,762	223,513
Kingfisher PLC (d)	241,487	1,339,744
Marks & Spencer PLC (d)	191,770	1,262,667
MFI Furniture Group PLC (d)	145,776	274,330
Next PLC (d)	34,236	1,048,944
Punch Taverns PLC (d)	25,555	259,406
Signet Group PLC (d)	187,750	365,122

		9,558,178

Security Services (0.0%)
Group 4 Securicor PLC (b)	160,174	341,912

Semiconductors (0.0%)
Arm Holdings PLC (d)	208,522	372,754

2004 Annual Report 73

Statement of Investments (Continued)
October 31, 2004

Gartmore International Index Fund (Continued)

Index Series

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Telecommunications (2.5%)
BT Group PLC (d)	956,237	$3,262,407
Cable & Wireless PLC (d)	258,233	495,686
Marconi Corp. PLC (b) (d)	7,875	76,638
Vodafone Group PLC (d)	7,266,481	18,649,022

		22,483,753

Television (0.1%)
ITV PLC (d)	419,527	823,705

Tobacco (0.5%)
British American Tobacco PLC (d)	161,909	2,433,252
Imperial Tobacco Group PLC (d)	72,733	1,698,418

		4,131,670

Transportation (0.1%)
Associated British Ports Holdings PLC (d)	11,139	94,417
Exel PLC (d)	49,807	646,301
National Express Group PLC	2,859	36,356
Peninsular & Oriental Steam Navigation Co. (d)	39,657	194,821
Stagecoach Group PLC (d)	67,551	109,769

		1,081,664

Utilities (0.9%)
Centrica PLC (d)	449,591	1,987,085
International Power PLC (b) (d)	187,256	552,898
Scottish & Southern Energy PLC (d)	105,291	1,611,784
Scottish Power PLC (d)	221,658	1,791,478
Severn Trent PLC (d)	42,267	709,725
United Utilities PLC (d)	81,324	857,409
United Utilities PLC, A Shares	18,660	133,002

		7,643,381

Water/Sewer (0.0%)
Kelda Group PLC (d)	40,856	419,019

		228,033,950

UNITED STATES (0.0%)
Transportation (0.0%)
Ship Finance International Ltd.	644	12,944

Total Common Stocks		869,316,404

Preferred Stocks (0.3%)
AUSTRALIA (0.2%)
Multi-Media (0.2%)
News Corp. Ltd., 7,50% (d)	262,434	2,054,111

GERMANY (0.1%)
Automotive (0.0%)
Volkswagen AG, 4.50% (d)	6,426	205,882

Television (0.1%)
ProSiebenSat.1 Media AG, 0.16%	12,836	229,828

Utilities (0.0%)
RWE AG, 3.70% (d)	704	31,749

		467,459

Total Preferred Stocks		2,521,570

Repurchase Agreements (1.1%)
CS First Boston, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $4,005,486 (Fully collateralized by U.S. Agency Securities & U.S. Treasury Notes)	$4,004,901	4,004,901
Nomura Securities, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $5,596,630 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Securities)	5,595,814	5,595,814

Total Repurchase Agreements		9,600,715

Rights (0.0%)
BELGIUM (0.0%)
Retail (0.0%)
Colruyt SA, Expires 03/31/05 (b)	1,039	1,520

HONG KONG (0.0%)
Telecommunications (0.0%)
Hutchison Telecommunications International Ltd. Expires 12/31/04 (e)	2,613	0

UNITED KINGDOM (0.0%)
Financial Services (0.0%)
Prudential PLC, Expires 11/10/04	39,195	66,072

Utilities (0.0%)
United Utilities PLC, Expires 06/30/05 (e)	33,588	0

		66,072

Total Rights		67,592

74 Annual Report 2004

Short-Term Securities Held as Collateral for Securities Lending (10.4%)

	Shares or
	Principal
	Amount	Value

Pool of short-term securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	$92,706,773	$92,706,773

Total Short-Term Securities Held as Collateral for Securities Lending		92,706,773

Treasury Bills (0.2%)
US Treasuries (0.2%)
U.S. Treasury Bills, 1/27/05 (c)	1,500,000	1,493,222

Total Treasury Bills		1,493,222

Warrants (0.0%)
HONG KONG (0.0%)
Real Estate (0.0%)
Hopewell Holdings Ltd., Expires 08/05/06	7,158	1,147

SINGAPORE (0.0%)
Real Estate (0.0%)
City Developments Ltd., Expires 05/10/06	6,800	15,599

Total Warrants		16,746

Total Investments (Cost $860,300,319) (a) — 109.7%		975,723,022
Liabilities in excess of other assets — (9.7)%		(86,331,121)

NET ASSETS — 100.0%		$889,391,901

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Fair Valued Security

(e)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

ADR      American Depositary Receipt

SDR      Special Drawing Rights

At October 31, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Long:
Australia Dollar	11/29/04	$487,950	$487,789	$(161)
British Pound	11/29/04	2,858,559	2,860,923	2,364
Danish Kroner	11/01/04	34,983	34,924	(59)
Danish Kroner	11/02/04	17,214	17,119	(95)
Euro	11/29/04	4,604,050	4,603,873	(177)
Hong Kong Dollar	11/01/04	75,208	75,160	(48)
Hong Kong Dollar	11/02/04	32,123	32,119	(4)
Japanese Yen	11/29/04	3,052,532	3,056,617	4,085
New Zealand Dollar	11/01/04	43,237	43,098	(139)
Norwegian Krone	11/01/04	27,665	27,691	26
Singapore Dollar	11/01/04	55,913	55,848	(65)
Singapore Dollar	11/02/04	18,045	18,015	(30)
Swedish Krona	11/01/04	109,302	108,953	(349)
Swedish Krona	11/29/04	239,082	238,355	(727)
Swiss Franc	11/29/04	1,230,735	1,233,512	2,777

Total Long Contracts		$12,886,598	$12,893,996	$7,398

At October 31, 2004, the Fund’s open long futures contracts were as follows:

	Number			Market Value	Unrealized
	of	Long		Covered By	Appreciation
	Contracts	Contracts	Expiration	Contract	(Depreciation)

Australia	17	S&P 200 Index	12/17/04	$1,200,292	$17,847
Europe	1	CAC40 10 Euro	11/19/04	47,244	738
Europe	7	DAX Index	12/17/04	885,203	7,976
Europe	117	DJ Euro Stoxx 50	12/17/04	4,195,511	19,149
Hong Kong	10	Hang Seng Index	11/30/04	837,680	13,947
Japan	56	Topix Index	12/13/04	5,695,452	(26,510)
Sweden	132	OMX Index	11/26/04	573,424	(5,505)
United Kingdom	53	FTSE 100 Index	12/17/04	4,504,537	(12,942)

				$17,939,343	$14,700

See notes to financial statements.

2004 Annual Report 75

Index Series

Gartmore Bond Index Fund

For the annual period ended Oct. 31, 2004, the Gartmore Bond Index Fund returned 4.94% (Class A at NAV) versus 5.54% for its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of Intermediate Investment Grade Debt Funds was 4.86%.

The U.S. fixed-income markets, represented by the Index, enjoyed a generally favorable environment during the reporting period with a total return of approximately 5.54%. Interest rates were fairly stable for the first half of the reporting period, rising uniformly across the maturity spectrum in March and April 2004 by about 30 to 40 basis points. In the second half of the period, interest rates were meaningfully affected in June, when the Federal Open Market Committee (FOMC) began increasing the target federal funds rate.

Through October 2004, the FOMC increased the federal funds rate by a total of 75 basis points to reach 1.75%. This movement caused interest rates in shorter maturities to rise. For example, the yield on six-month Treasury bills rose from about 1.30% at the beginning of the reporting period to about 2.17% by the end of the period. In addition, yields on three-year Treasury notes rose from 2.24% to 2.80%, while yields on longer-dated securities actually fell as the FOMC increased short-term rates; the yield on the benchmark 10-year Treasury note fell from 4.29% to 4.07%.

In the year ended Oct. 31, 2004, the government bond sector posted a total return of 4.83%. The positive outcome in this sector was slightly less than the 5.54% return for the overall market. Government bonds enjoyed a fairly quiet year, as rates moved in a fairly predictable fashion during the first half, with long rates remaining relatively stable after the FOMC began raising the federal funds rate. The credit sector posted a 6.59% return during the period, which was more than a full percentage point higher than the overall Index return. Corporate profitability continued to improve throughout the reporting period as the economy expanded. This was magnified due to the fact that companies had far better cost structures after the companies repaired their financial condition following the recession.

The confluence of these factors led to a contraction in credit spreads throughout the reporting period. The broad market yield spread for corporate bonds relative to the Treasury market went from about 1.40% early last year to about 0.98% by October 2003. The securitized sector (dominated by mortgage-backed securities, or MBS) also had a fairly stable year; its total return during the reporting period was 5.51%, virtually the same as the overall Index return. The MBS market is affected by changing interest rates and how these translate into lending and refinancing activity. Since long-term interest rates were fairly stable during the reporting period, refinancing activity was fairly muted and relatively predictable.

The Fund is currently positioned to mimic the exposure of the major market sectors. We do not envision deviating from this plan in any meaningful way. Since it is widely expected that the FOMC will continue to increase the federal funds rate, longer-term rates will probably drift higher during the next reporting period. This expected movement should put pressure on future bond prices, but it should occur at a measured pace. Other concerns include the pace of inflation, oil prices, the rate of U.S. consumer spending and the continued threat of geopolitical risks.

Portfolio Manager:
Fund Asset Management, L.P.—Subadviser

Class A: GBIAX
Class B: GBIBX
Institutional Class: GBXIX

76 Annual Report 2004

Gartmore Bond Index Fund
Fund Performance

Average Annual Total Return

(For Periods Ended October 31, 2004)

		One	Five
		year	years	Inception[1]

Class A	without sales charge[2]	4.94%	6.83%	6.89%
	with sales charge[3]	-1.10%	5.57%	6.07%

Class B4	without sales charge[2]	4.32%	6.44%	6.64%
	with sales charge[5]	-0.68%	6.13%	6.64%

Institutional Class[6]		5.36%	7.30%	7.20%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Master Aggregate Bond Index Series (the “Series”), which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund’s shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

[2]	These returns do not reflect the effects of sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (10/12/01) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Bond Index Fund, the Lehman Brothers U.S. Aggregate Bond Index (LB Aggregate Bond)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The LB Aggregate Bond is an unmanaged index comprised of U.S. government securities and corporate debt securities and is generally representative of the bond market as a whole.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2004 Annual Report 77

Gartmore Bond Index Fund

Index Series

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004. Per SEC requirements, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2004.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(October 31, 2004)

			Beginning	Ending
			Account Value,	Account Value,	Expenses Paid	Annualized
Bond Index Fund			5/1/04	10/31/04	During Period*	Expense Ratio

Class A	Actual		$1,000	$1,040	$3.64	0.71%
	Hypothetical	[1]	$1,000	$1,021	$3.61	0.71%

Class B	Actual		$1,000	$1,036	$6.71	1.31%
	Hypothetical	[1]	$1,000	$1,018	$6.67	1.31%

Institutional Class	Actual		$1,000	$1,043	$1.59	0.31%
	Hypothetical	[1]	$1,000	$1,023	$1.58	0.31%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

[1]	Represents the hypothetical 5% annual return before expenses.

78 Annual Report 2004

Gartmore Bond Index Fund
Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

U.S. Government and Agency Long-Term Obligations	71.6%
Corporate Bonds	31.7%
Repurchase Agreements	9.9%
Sovereign Bonds	1.9%
Treasury Notes	0.3%
Municipal Bonds	0.1%
Other Investments*	5.5%
Other Liabilities in excess of Assets**	-21.0%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Federal Home Loan Mortgage Corporation	42.0%
Financial Services	13.4%
Federal National Mortgage Association	10.0%
U.S. Treasury Notes	8.1%
U.S. Treasury Bonds	5.8%
Government National Mortgage Association	5.6%
Banking	3.7%
Special Purpose Entity	1.7%
Oil & Gas	1.7%
Telecommunications	1.6%
Other Industries	6.4%

100.0%

Top Holdings

Federal Home Loan Mortgage Corporation, TBA, 5.50%, 11/01/33	8.0%
U.S. Treasury Notes 5.75%, 11/15/05	4.8%
Federal Home Loan Mortgage Corporation, TBA, 6.00%, 11/01/33	4.3%
Federal National Mortgage Association, 5.75%, 02/15/08	3.5%
Federal National Mortgage Association, 6.63%, 11/15/10	3.5%
Wachovia Bank Commercial Mortgage, 2.01%, 10/15/15	3.0%
Federal Home Loan Mortgage Corporation, 4.88%, 03/15/07	2.9%
Federal Home Loan Mortgage Corporation, 5.50%, 07/15/06	2.7%
Federal Home Loan Mortgage Corporation, Gold, Pool #CO1811, 5.00%, 04/01/34	2.5%
U.S. Treasury Bonds, 6.25%, 08/15/23	2.5%
Other Holdings	62.3%

100.0%

2004 Annual Report 79

Index Series

Portfolio of Investments
October 31, 2004

Gartmore Bond Index Fund

U.S. Government and Agency Long-Term Obligations (71.6%)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (42.0%)
5.25%, 06/15/06	$365,000	$379,943
7.18%, 06/27/06	55,000	59,047
5.50%, 07/15/06	25,420,000	26,599,690
4.88%, 03/15/07	27,475,000	28,716,045
6.63%, 09/15/09	575,000	650,933
5.13%, 07/15/12	9,600,000	10,171,901
4.88%, 11/15/13	17,050,000	17,628,386
5.00%, 07/15/14	5,435,000	5,648,606
6.75%, 09/15/29	945,000	1,137,353
6.25%, 07/15/32	2,110,000	2,418,480
6.50%, 02/01/33	1,321,880	1,392,261
Gold, Pool #G10399, 6.50%, 07/01/09	168,134	176,968
Gold, Pool #E00394, 7.50%, 09/01/10	218,651	232,251
Gold, Pool #M80898, 4.50%, 02/01/11	1,449,780	1,471,948
Gold, Pool #M80917, 4.50%, 05/01/11	194,294	197,265
Gold, Pool #M80926, 4.50%, 07/01/11	787,325	799,364
Gold, Pool #M80934, 4.50%, 08/01/11	981,158	996,161
Gold, Pool #G10940, 6.50%, 11/01/11	79,282	84,095
Gold, Pool #E00507, 7.50%, 09/01/12	13,959	14,826
Gold, Pool #G10749, 6.00%, 10/01/12	351,786	369,866
Gold, Pool #E69050, 6.00%, 02/01/13	203,605	214,075
Gold, Pool #E72896, 7.00%, 10/01/13	94,541	100,310
Gold, Pool #E00802, 7.50%, 02/01/15	251,452	267,065
Gold, Pool #G11001, 6.50%, 03/01/15	169,604	179,816
Gold, Pool #G11003, 7.50%, 04/01/15	13,500	14,338
Gold, Pool #G11164, 7.00%, 05/01/15	43,143	45,778
Gold, Pool #E81396, 7.00%, 10/01/15	7,371	7,822
Gold, Pool #E81394, 7.50%, 10/01/15	54,623	58,014
Gold, Pool #E84097, 6.50%, 12/01/15	24,007	25,446
Gold, Pool #E82132, 7.00%, 01/01/16	19,604	20,801
Gold, Pool #E00938, 7.00%, 01/01/16	107,528	114,097
Gold, Pool #E82815, 6.00%, 03/01/16	81,706	85,837
Gold, Pool #E83231, 6.00%, 04/01/16	25,297	26,560
Gold, Pool #E83233, 6.00%, 04/01/16	71,735	75,317
Gold, Pool #E83046, 7.00%, 04/01/16	13,227	14,035
Gold, Pool #E83636, 6.00%, 05/01/16	163,645	171,816
Gold, Pool #E83355, 6.00%, 05/01/16	82,979	87,122
Gold, Pool #E00975, 6.00%, 05/01/16	307,979	323,357
Gold, Pool #E83933, 6.50%, 05/01/16	6,652	7,049
Gold, Pool #E00985, 6.00%, 06/01/16	159,967	167,954
Gold, Pool #E00987, 6.50%, 06/01/16	137,149	145,328
Gold, Pool #E84236, 6.50%, 06/01/16	41,713	44,201
Gold, Pool #E00996, 6.50%, 07/01/16	17,455	18,496
Gold, Pool #E85137, 6.50%, 08/01/16	65,603	69,515
Gold, Pool #E84912, 6.50%, 08/01/16	59,325	62,863
Gold, Pool #E85387, 6.00%, 09/01/16	199,599	209,565
Gold, Pool #E85800, 6.50%, 10/01/16	48,672	51,574
Gold, Pool #E86183, 6.00%, 11/01/16	21,547	22,623
Gold, Pool #E01083, 7.00%, 11/01/16	31,434	33,353
Gold, Pool #G11207, 7.00%, 11/01/16	94,859	100,654
Gold, Pool #E86533, 6.00%, 12/01/16	58,477	61,397
Gold, Pool #E01095, 6.00%, 01/01/17	62,783	65,918
Gold, Pool #E87584, 6.00%, 01/01/17	58,302	61,213
Gold, Pool #E87291, 6.50%, 01/01/17	140,797	149,194
Gold, Pool #E86995, 6.50%, 01/01/17	97,485	103,299
Gold, Pool #E87446, 6.50%, 01/01/17	33,155	35,132
Gold, Pool #E88076, 6.00%, 02/01/17	45,500	47,776
Gold, Pool #E01127, 6.50%, 02/01/17	100,916	106,935
Gold, Pool #E88106, 6.50%, 02/01/17	213,629	226,372
Gold, Pool #E88055, 6.50%, 02/01/17	305,886	324,131
Gold, Pool #E88768, 6.00%, 03/01/17	182,116	191,209
Gold, Pool #E88134, 6.00%, 03/01/17	13,946	14,643
Gold, Pool #E88474, 6.00%, 03/01/17	97,478	102,352
Gold, Pool #E01137, 6.00%, 03/01/17	90,605	95,136
Gold, Pool #E01138, 6.50%, 03/01/17	50,808	53,839
Gold, Pool #E89151, 6.00%, 04/01/17	115,574	121,354
Gold, Pool #E89347, 6.00%, 04/01/17	19,785	20,774
Gold, Pool #E01139, 6.00%, 04/01/17	403,609	423,791
Gold, Pool #E89217, 6.00%, 04/01/17	49,238	51,700
Gold, Pool #E89149, 6.00%, 04/01/17	118,949	124,897
Gold, Pool #E89496, 6.00%, 04/01/17	98,950	103,898
Gold, Pool #E88729, 6.00%, 04/01/17	67,931	71,328
Gold, Pool #E89222, 6.00%, 04/01/17	339,291	356,257
Gold, Pool #E89203, 6.50%, 04/01/17	46,897	49,695
Gold, Pool #E89746, 6.00%, 05/01/17	772,525	811,155
Gold, Pool #E89530, 6.00%, 05/01/17	244,555	256,784
Gold, Pool #E89909, 6.00%, 05/01/17	92,199	96,810
Gold, Pool #E89788, 6.00%, 05/01/17	51,878	54,472
Gold, Pool #E01140, 6.00%, 05/01/17	345,670	362,955
Gold, Pool #E01156, 6.50%, 05/01/17	147,233	156,016
Gold, Pool #E89924, 6.50%, 05/01/17	272,414	288,663
Gold, Pool #B15071, 6.00%, 06/01/17	894,933	939,619
Gold, Pool #E01157, 6.00%, 06/01/17	247,316	259,683
Gold, Pool #E90227, 6.00%, 06/01/17	55,537	58,314
Gold, Pool #E90313, 6.00%, 06/01/17	36,583	38,413
Gold, Pool #E90194, 6.00%, 06/01/17	85,578	89,857
Gold, Pool #E90591, 5.50%, 07/01/17	335,626	347,916
Gold, Pool #E90645, 6.00%, 07/01/17	435,920	457,718
Gold, Pool #E90667, 6.00%, 07/01/17	56,349	59,167
Gold, Pool #E90594, 6.00%, 07/01/17	208,900	219,345
Gold, Pool #E01205, 6.50%, 08/01/17	103,458	109,629
Gold, Pool #G11458, 6.00%, 09/01/17	224,116	235,500
Gold, Pool #E93476, 5.00%, 01/01/18	589,499	601,890
Gold, Pool #G11434, 6.50%, 01/01/18	173,530	183,879
Gold, Pool #E01311, 5.50%, 02/01/18	7,194,669	7,458,138
Gold, Pool #E01344, 4.50%, 04/01/18	376,844	378,840
Gold, Pool #E98207, 5.00%, 04/01/18	160,299	163,681
Gold, Pool #E96459, 5.00%, 05/01/18	238,865	243,906
Gold, Pool #E99869, 5.00%, 06/01/18	291,954	298,090
Gold, Pool #E97366, 5.00%, 07/01/18	1,231,395	1,257,380
Gold, Pool #E98258, 5.00%, 07/01/18	741,035	756,672
Gold, Pool #E97335, 5.00%, 07/01/18	5,295,779	5,407,529
Gold, Pool #E97702, 5.00%, 07/01/18	1,970,163	2,011,737
Gold, Pool #E99498, 5.00%, 09/01/18	389,863	398,090

80 Annual Report 2004

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (continued)
Gold, Pool #E99579, 5.00%, 09/01/18	$399,102	$407,524
Gold, Pool #E01488, 5.00%, 10/01/18	421,800	430,701
Gold, Pool #E99673, 5.00%, 10/01/18	236,050	241,031
Gold, Pool #E99675, 5.00%, 10/01/18	2,268,287	2,316,152
Gold, Pool #G11480, 5.00%, 11/01/18	2,241,466	2,288,765
Gold, Pool #B10650, 5.00%, 11/01/18	726,334	741,661
Gold, Pool #B10653, 5.50%, 11/01/18	941,590	975,982
Gold, Pool #B11186, 4.50%, 12/01/18	15,482,285	15,564,284
Gold, Pool #E01538, 5.00%, 12/01/18	2,820,993	2,880,521
Gold, Pool #B11803, 4.50%, 01/01/19	2,414,745	2,427,535
Gold, Pool #B13147, 5.00%, 01/01/19	1,656,647	1,691,605
Gold, Pool #G11531, 5.50%, 02/01/19	335,181	347,423
Gold, Pool #B13067, 4.50%, 03/01/19	833,846	837,025
Gold, Pool #B12737, 4.50%, 03/01/19	1,275,926	1,280,790
Gold, Pool #B12908, 5.50%, 03/01/19	544,517	564,222
Gold, Pool #B13135, 4.50%, 04/01/19	627,216	630,538
Gold, Pool #B13456, 4.50%, 04/01/19	589,624	591,872
Gold, Pool #B13585, 4.50%, 04/01/19	493,506	495,388
Gold, Pool #B13671, 5.00%, 04/01/19	383,639	391,695
Gold, Pool #B13600, 5.50%, 04/01/19	386,445	400,429
Gold, Pool #B13525, 4.50%, 05/01/19	1,205,889	1,210,487
Gold, Pool #B14020, 4.50%, 05/01/19	141,771	142,312
Gold, Pool #B14236, 5.00%, 05/01/19	1,174,027	1,198,681
Gold, Pool #B15172, 4.50%, 06/01/19	877,380	880,725
Gold, Pool #B15067, 4.50%, 06/01/19	703,198	705,879
Gold, Pool #B15394, 4.50%, 06/01/19	2,949,543	2,960,789
Gold, Pool #B15013, 5.00%, 06/01/19	883,396	901,948
Gold, Pool #B15661, 4.50%, 07/01/19	5,177,635	5,197,375
Gold, Pool #B15759, 4.50%, 07/01/19	1,289,353	1,294,269
Gold, Pool #B15872, 5.00%, 07/01/19	500,000	510,500
Gold, Pool #G18002, 5.00%, 07/01/19	486,369	496,583
Gold, Pool #B15503, 5.00%, 07/01/19	592,828	605,277
Gold, Pool #B15717, 5.00%, 07/01/19	995,547	1,016,453
Gold, Pool #G18007, 6.00%, 07/01/19	312,006	327,665
Gold, Pool #G18005, 5.00%, 08/01/19	1,281,364	1,308,273
Gold, Pool #G18006, 5.50%, 08/01/19	489,754	507,477
Gold, Pool #B16761, 4.50%, 09/01/19	500,000	501,906
Gold, Pool #B16601, 4.50%, 09/01/19	498,095	499,994
Gold, Pool #B16327, 4.50%, 09/01/19	997,063	1,000,864
Gold, Pool #B16648, 5.00%, 09/01/19	498,168	508,629
Gold, Pool #G18009, 5.00%, 09/01/19	1,487,416	1,518,652
Gold, Pool #B16985, 5.00%, 10/01/19	400,000	408,400
Gold, Pool #C00351, 8.00%, 07/01/24	9,577	10,458
Gold, Pool #D60780, 8.00%, 06/01/25	15,684	17,139
Gold, Pool #D64617, 8.00%, 10/01/25	125,227	136,664
Gold, Pool #D82854, 7.00%, 10/01/27	36,768	39,142
Gold, Pool #C00566, 7.50%, 12/01/27	47,274	50,861
Gold, Pool #C16221, 7.00%, 10/01/28	1,375	1,463
Gold, Pool #C00676, 6.50%, 11/01/28	234,265	246,808
Gold, Pool #C00678, 7.00%, 11/01/28	59,887	63,718
Gold, Pool #C18271, 7.00%, 11/01/28	39,930	42,484
Gold, Pool #C24416, 8.50%, 02/01/29	17,100	18,674
Gold, Pool #C00836, 7.00%, 07/01/29	28,248	30,035
Gold, Pool #C30265, 6.50%, 08/01/29	64,684	68,128
Gold, Pool #A16201, 7.00%, 08/01/29	781,000	830,407
Gold, Pool #C31282, 7.00%, 09/01/29	9,900	10,527
Gold, Pool #C31285, 7.00%, 09/01/29	68,200	72,514
Gold, Pool #C32914, 8.00%, 11/01/29	37,038	40,248
Gold, Pool #C37436, 8.00%, 01/01/30	39,746	43,190
Gold, Pool #C36306, 7.00%, 02/01/30	27,469	29,192
Gold, Pool #C36429, 7.00%, 02/01/30	38,613	41,035
Gold, Pool #C00921, 7.50%, 02/01/30	37,431	40,199
Gold, Pool #G01108, 7.00%, 04/01/30	24,322	25,861
Gold, Pool #C37703, 7.50%, 04/01/30	30,883	33,167
Gold, Pool #G01133, 6.50%, 07/01/30	178,766	188,337
Gold, Pool #C41561, 8.00%, 08/01/30	15,632	16,976
Gold, Pool #C01051, 8.00%, 09/01/30	80,928	87,890
Gold, Pool #C43550, 7.00%, 10/01/30	53,401	56,749
Gold, Pool #C44017, 7.50%, 10/01/30	12,604	13,537
Gold, Pool #C43967, 8.00%, 10/01/30	118,226	128,397
Gold, Pool #C44978, 7.00%, 11/01/30	19,529	20,754
Gold, Pool #C44535, 7.50%, 11/01/30	38,131	40,952
Gold, Pool #C44957, 8.00%, 11/01/30	40,716	44,218
Gold, Pool #C55715, 7.00%, 12/01/30	7,795	8,284
Gold, Pool #C01106, 7.00%, 12/01/30	419,767	446,091
Gold, Pool #C01103, 7.50%, 12/01/30	32,897	35,330
Gold, Pool #C01116, 7.50%, 01/01/31	32,950	35,387
Gold, Pool #C46932, 7.50%, 01/01/31	64,941	69,744
Gold, Pool #C47143, 8.00%, 01/01/31	89,266	96,945
Gold, Pool #C47287, 7.50%, 02/01/31	32,488	34,891
Gold, Pool #G01217, 7.00%, 03/01/31	336,206	357,290
Gold, Pool #C48851, 7.00%, 03/01/31	95,937	101,922
Gold, Pool #C48206, 7.50%, 03/01/31	33,891	36,398
Gold, Pool #C48938, 7.50%, 03/01/31	111,376	119,614
Gold, Pool #C52685, 6.50%, 05/01/31	167,653	176,495
Gold, Pool #C01172, 6.50%, 05/01/31	183,514	193,194
Gold, Pool #C52136, 7.00%, 05/01/31	81,026	86,081
Gold, Pool #C53589, 6.50%, 06/01/31	344,674	362,853
Gold, Pool #C53324, 7.00%, 06/01/31	81,327	86,400
Gold, Pool #C01209, 8.00%, 06/01/31	24,773	26,904
Gold, Pool #C54897, 6.50%, 07/01/31	310,140	326,498
Gold, Pool #C54792, 7.00%, 07/01/31	328,351	348,836
Gold, Pool #C55071, 7.50%, 07/01/31	42,028	45,111
Gold, Pool #G01309, 7.00%, 08/01/31	92,738	98,524
Gold, Pool #C56769, 8.00%, 08/01/31	19,723	21,412
Gold, Pool #C01220, 6.50%, 09/01/31	43,288	45,571
Gold, Pool #C58215, 6.50%, 09/01/31	13,098	13,789
Gold, Pool #C58362, 6.50%, 09/01/31	96,154	101,225
Gold, Pool #C01222, 7.00%, 09/01/31	64,439	68,459
Gold, Pool #G01315, 7.00%, 09/01/31	20,399	21,678
Gold, Pool #G01311, 7.00%, 09/01/31	545,288	579,484
Gold, Pool #C01244, 6.50%, 10/01/31	252,135	265,433
Gold, Pool #C58961, 6.50%, 10/01/31	2,022,056	2,128,706
Gold, Pool #C58647, 7.00%, 10/01/31	10,591	11,251

2004 Annual Report 81

Portfolio of Investments (Continued)
October 31, 2004

Gartmore Bond Index Fund (Continued)

Index Series

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (continued)
Gold, Pool #C58694, 7.00%, 10/01/31	$163,585	$173,791
Gold, Pool #C60991, 6.50%, 11/01/31	22,398	23,579
Gold, Pool #C60012, 7.00%, 11/01/31	61,205	65,024
Gold, Pool #C61298, 8.00%, 11/01/31	48,845	53,027
Gold, Pool #C01271, 6.50%, 12/01/31	70,662	74,389
Gold, Pool #C61105, 7.00%, 12/01/31	41,769	44,375
Gold, Pool #C01305, 7.50%, 12/01/31	35,865	38,496
Gold, Pool #C62218, 7.00%, 01/01/32	82,490	87,636
Gold, Pool #C63171, 7.00%, 01/01/32	131,889	140,117
Gold, Pool #C01355, 6.50%, 02/01/32	96,219	101,294
Gold, Pool #C64121, 7.50%, 02/01/32	124,138	133,243
Gold, Pool #C65466, 6.50%, 03/01/32	842,508	886,650
Gold, Pool #C01310, 6.50%, 03/01/32	383,316	403,399
Gold, Pool #C64668, 6.50%, 03/01/32	79,699	83,874
Gold, Pool #C01343, 6.50%, 04/01/32	332,451	349,870
Gold, Pool #C66192, 6.50%, 04/01/32	82,839	87,179
Gold, Pool #C66191, 6.50%, 04/01/32	124,229	130,738
Gold, Pool #C66088, 6.50%, 04/01/32	63,425	66,748
Gold, Pool #C01345, 7.00%, 04/01/32	246,837	262,171
Gold, Pool #C66744, 7.00%, 04/01/32	28,304	30,062
Gold, Pool #G01391, 7.00%, 04/01/32	904,579	961,307
Gold, Pool #C65717, 7.50%, 04/01/32	76,953	82,549
Gold, Pool #C01370, 8.00%, 04/01/32	87,802	95,322
Gold, Pool #C66758, 6.50%, 05/01/32	1,668,785	1,756,219
Gold, Pool #C67313, 6.50%, 05/01/32	23,617	24,854
Gold, Pool #C01351, 6.50%, 05/01/32	221,823	233,445
Gold, Pool #C66919, 6.50%, 05/01/32	38,683	40,710
Gold, Pool #C67097, 6.50%, 05/01/32	51,141	53,820
Gold, Pool #C66916, 7.00%, 05/01/32	186,915	198,526
Gold, Pool #C67235, 7.00%, 05/01/32	467,297	496,326
Gold, Pool #C67259, 7.00%, 05/01/32	18,667	19,826
Gold, Pool #C01381, 8.00%, 05/01/32	350,575	380,595
Gold, Pool #C01364, 6.50%, 06/01/32	225,300	237,104
Gold, Pool #C67996, 6.50%, 06/01/32	55,340	58,240
Gold, Pool #C72361, 6.50%, 06/01/32	121,706	128,126
Gold, Pool #C72497, 6.50%, 06/01/32	88,511	93,179
Gold, Pool #C68300, 7.00%, 06/01/32	366,530	389,300
Gold, Pool #C68290, 7.00%, 06/01/32	62,886	66,792
Gold, Pool #C68307, 8.00%, 06/01/32	38,414	41,704
Gold, Pool #G01433, 6.50%, 07/01/32	126,929	133,579
Gold, Pool #C71403, 6.50%, 07/01/32	210,323	221,416
Gold, Pool #G01449, 7.00%, 07/01/32	620,564	659,481
Gold, Pool #C68988, 7.50%, 07/01/32	126,893	136,120
Gold, Pool #G01443, 6.50%, 08/01/32	858,155	903,117
Gold, Pool #C01385, 6.50%, 08/01/32	314,476	330,953
Gold, Pool #G01444, 6.50%, 08/01/32	864,360	909,949
Gold, Pool #C74006, 6.50%, 08/01/32	94,179	99,114
Gold, Pool #C69951, 6.50%, 08/01/32	323,014	339,938
Gold, Pool #C69908, 7.00%, 08/01/32	319,426	339,269
Gold, Pool #C70211, 7.00%, 08/01/32	314,194	333,713
Gold, Pool #C01396, 6.50%, 09/01/32	500,279	526,490
Gold, Pool #C71089, 7.50%, 09/01/32	99,042	106,245
Gold, Pool #C01404, 6.50%, 10/01/32	1,314,917	1,383,811
Gold, Pool #C72160, 7.50%, 10/01/32	161,880	173,652
Gold, Pool #A14012, 6.50%, 11/01/32	313,871	330,316
Gold, Pool #C73984, 6.50%, 12/01/32	151,355	159,285
Gold, Pool #C77531, 6.50%, 02/01/33	401,794	422,846
Gold, Pool #A10212, 6.50%, 06/01/33	162,411	170,800
Gold, Pool #A16419, 6.50%, 11/01/33	294,629	309,849
Gold, Pool #A17262, 6.50%, 12/01/33	1,226,791	1,290,165
Gold, Pool #A17177, 6.50%, 12/01/33	389,838	409,977
Gold, Pool #C01811, 5.00%, 04/01/34	24,608,751	24,564,290
Gold, Pool #A20802, 5.00%, 04/01/34	4,790,768	4,782,113
Gold, Pool #A21514, 5.00%, 04/01/34	2,601,780	2,597,080
Gold, Pool #A20105, 5.00%, 04/01/34	3,443,898	3,437,676
Gold, Pool #A20962, 5.00%, 04/01/34	972,992	971,235
Gold, Pool #C01845, 4.50%, 05/01/34	987,544	959,528
Gold, Pool #A23096, 5.00%, 05/01/34	3,274,623	3,268,707
Gold, Pool #A23542, 4.50%, 06/01/34	3,130,402	3,041,595
Gold, Pool #A23188, 5.00%, 06/01/34	3,629,945	3,623,387
Gold, Pool #A23131, 5.00%, 06/01/34	8,063,765	8,049,196
Gold, Pool #C01846, 5.00%, 06/01/34	492,117	491,227
Gold, Pool #A23562, 5.00%, 06/01/34	1,380,052	1,377,559
Gold, Pool #G08019, 4.50%, 08/01/34	1,300,000	1,263,120
TBA, 4.00%, 11/01/18 (c)	5,687,000	5,587,478
TBA, 4.50%, 11/01/18 (c)	1,400,000	1,403,500
TBA, 4.50%, 12/01/18 (c)	600,000	600,187
TBA, 6.00%, 12/01/18 (c)	900,000	942,188
TBA, 5.00%, 01/01/19 (c)	800,000	812,000
TBA, 4.50%, 11/01/33 (c)	730,000	708,556
TBA, 5.00%, 11/01/33 (c)	2,400,000	2,392,500
TBA, 5.50%, 11/01/33 (c)	78,157,000	79,598,058
TBA, 6.00%, 11/01/33 (c)	41,166,000	42,619,653
TBA, 6.50%, 11/01/33 (c)	2,900,000	3,046,813
TBA, 5.50%, 12/01/33 (c)	700,000	711,157
TBA, 6.00%, 12/01/33 (c)	900,000	929,250
TBA, 5.50%, 01/01/34 (c)	500,000	482,500
TBA, 5.50%, 01/01/34 (c)	2,000,000	2,026,250
TBA, 6.00%, 01/01/34 (c)	1,000,000	1,029,688

		416,522,245

Federal National Mortgage Association (10.0%)
5.75%, 02/15/08	32,600,000	35,185,538
6.63%, 11/15/10	30,460,000	34,871,186
5.50%, 03/15/11	5,155,000	5,590,510
5.38%, 11/15/11	4,070,000	4,385,177
4.38%, 03/15/13	15,090,000	15,155,008
4.63%, 10/15/14	1,090,000	1,098,615
5.00%, 03/25/18	214,062	214,031
Pool #709921, 5.00%, 06/01/18	259,421	265,114
Pool #255315, 4.00%, 07/01/19	598,851	588,596
Pool #560868, 7.50%, 02/01/31	21,213	22,737
Pool #607212, 7.50%, 10/01/31	360,404	386,284
Pool #607632, 6.50%, 11/01/31	9,445	9,951

82 Annual Report 2004

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Federal National Mortgage Association (continued)
Pool #607559, 6.50%, 11/01/31	$11,242	$11,844
Pool #661664, 7.50%, 09/01/32	598,918	641,594
Pool #694846, 6.50%, 04/01/33	228,279	240,246
Pool #750229, 6.50%, 10/01/33	921,182	969,472

		99,635,903

Financing Corporation (0.0%)
9.80%, 11/30/17	30,000	44,399

Government National Mortgage Association (5.7%)
2.63%, 11/15/06	17,200,000	17,142,811
Pool #279461, 9.00%, 11/15/19	14,974	16,872
Pool #376510, 7.00%, 05/15/24	36,317	38,958
Pool #780678, 6.50%, 11/15/27	27,492	29,220
Pool #457801, 7.00%, 08/15/28	57,127	61,056
Pool #486936, 6.50%, 02/15/29	45,300	48,021
Pool #490258, 6.50%, 02/15/29	24,082	25,529
Pool #502969, 6.00%, 03/15/29	133,733	139,558
Pool #487053, 7.00%, 03/15/29	45,970	49,101
Pool #781014, 6.00%, 04/15/29	112,623	117,596
Pool #509099, 7.00%, 06/15/29	53,746	57,407
Pool #470643, 7.00%, 07/15/29	234,860	250,856
Pool #434505, 7.50%, 08/15/29	11,036	11,887
Pool #416538, 7.00%, 10/15/29	23,831	25,454
Pool #524269, 8.00%, 11/15/29	19,392	21,152
Pool #781265, 6.50%, 12/15/29	129,240	137,051
Pool #781124, 7.00%, 12/15/29	255,385	272,862
Pool #525561, 8.00%, 01/15/30	23,990	26,162
Pool #531352, 7.50%, 09/15/30	43,305	46,639
Pool #507396, 7.50%, 09/15/30	389,911	419,931
Pool #536334, 7.50%, 10/15/30	7,553	8,134
Pool #519020, 7.50%, 11/15/30	6,972	7,508
Pool #545233, 7.50%, 12/15/30	4,035	4,346
Pool #540659, 7.00%, 01/15/31	11,632	12,420
Pool #486019, 7.50%, 01/15/31	30,003	32,314
Pool #535388, 7.50%, 01/15/31	36,777	39,610
Pool #537406, 7.50%, 02/15/31	15,899	17,124
Pool #528589, 6.50%, 03/15/31	166,696	176,573
Pool #520073, 6.50%, 04/15/31	648,800	687,243
Pool #508473, 7.50%, 04/15/31	82,828	89,209
Pool #533723, 7.50%, 04/15/31	22,419	24,146
Pool #544470, 8.00%, 04/15/31	43,199	47,101
Pool #781287, 7.00%, 05/15/31	161,427	172,385
Pool #541499, 6.50%, 07/15/31	24,159	25,591
Pool #781319, 7.00%, 07/15/31	56,262	60,075
Pool #549742, 7.00%, 07/15/31	103,656	110,677
Pool #485879, 7.00%, 08/15/31	142,629	152,290
Pool #781328, 7.00%, 09/15/31	147,269	157,269
Pool #555125, 7.00%, 09/15/31	37,488	40,027
Pool #485857, 6.50%, 10/15/31	34,358	36,393
Pool #550991, 6.50%, 10/15/31	64,746	68,583
Pool #571267, 7.00%, 10/15/31	28,360	30,281
Pool #547948, 6.50%, 11/15/31	42,133	44,630
Pool #574837, 7.50%, 11/15/31	41,483	44,679
Pool #555171, 6.50%, 12/15/31	24,748	26,215
Pool #427546, 6.50%, 12/15/31	17,628	18,673
Pool #781380, 7.50%, 12/15/31	52,094	56,105
Pool #781481, 7.50%, 01/15/32	293,271	315,857
Pool #580972, 6.50%, 02/15/32	55,445	58,731
Pool #781401, 7.50%, 02/15/32	158,102	170,278
Pool #579669, 6.50%, 03/15/32	158,277	167,657
Pool #552474, 7.00%, 03/15/32	120,279	128,412
Pool #781478, 7.50%, 03/15/32	88,305	95,105
Pool #781429, 8.00%, 03/15/32	126,229	137,604
Pool #569426, 6.50%, 05/15/32	150,331	159,240
Pool #581925, 6.50%, 05/15/32	59,640	63,174
Pool #587673, 6.50%, 05/15/32	410,108	434,412
Pool #587661, 6.50%, 05/15/32	301,712	319,593
Pool #583942, 6.50%, 06/15/32	212,327	224,910
Pool #583645, 8.00%, 07/15/32	85,455	93,172
Pool #590424, 6.50%, 09/15/32	68,597	72,662
Pool #565506, 6.50%, 09/15/32	135,879	143,931
Pool #552822, 5.50%, 10/15/32	1,080,997	1,109,007
Pool #595077, 6.00%, 10/15/32	400,032	416,939
Pool #596657, 7.00%, 10/15/32	54,087	57,744
Pool #552952, 6.00%, 12/15/32	428,215	446,313
Pool #612953, 7.00%, 12/15/32	144,519	154,291
Pool #603863, 6.50%, 01/15/33	389,721	412,459
Pool #588192, 6.00%, 02/15/33	223,823	233,066
Pool #602102, 6.00%, 02/15/33	484,297	504,295
Pool #602779, 6.50%, 02/15/33	190,821	201,954
Pool #604004, 6.50%, 02/15/33	696,415	737,046
Pool #608138, 5.50%, 03/15/33	617,866	633,458
Pool #603520, 6.00%, 03/15/33	453,001	471,708
Pool #604243, 6.00%, 04/15/33	858,096	893,530
Pool #611526, 6.00%, 05/15/33	216,723	225,672
Pool #611955, 6.50%, 05/15/33	684,267	724,189
Pool #781627, 5.50%, 06/15/33	1,556,603	1,596,788
Pool #572733, 6.00%, 07/15/33	298,302	310,620
Pool #616031, 6.50%, 07/15/33	598,339	633,248
Pool #620452, 5.50%, 08/15/33	859,323	881,009
Pool #608319, 5.50%, 10/15/33	3,138,359	3,217,561
Pool #622637, 5.50%, 11/15/33	1,399,252	1,434,563
Pool #573916, 6.00%, 11/15/33	697,962	726,784
Pool #781690, 6.00%, 12/15/33	674,390	702,876
Pool #622399, 6.50%, 12/15/33	428,840	453,860
Pool #781699, 7.00%, 12/15/33	368,243	393,193
Pool #621856, 6.00%, 01/15/34	918,771	956,527
Pool #623673, 5.00%, 06/15/34	0	0
Pool #629973, 6.00%, 06/15/34	1,572,693	1,637,320
Pool #632831, 5.50%, 07/15/34	2,243,318	2,298,832
Pool #562376, 5.50%, 08/15/34	898,916	921,161
TBA, 5.50%, 11/01/33 (c)	1,000,000	1,022,812

2004 Annual Report 83

Portfolio of Investments (Continued)
October 31, 2004

Gartmore Bond Index Fund (Continued)

Index Series

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Government National Mortgage Association (continued)
TBA, 4.50%, 11/01/34 (c)	$2,069,000	$2,021,803
TBA, 5.00%, 12/01/34 (c)	6,922,000	6,919,841

		57,062,931

Tennessee Valley Authority (0.0%)
6.25%, 12/15/17	85,000	96,364

U.S. Treasury Bonds (5.8%)
8.75%, 05/15/17	6,335,000	9,003,619
8.50%, 02/15/20	4,995,000	7,136,217
6.25%, 08/15/23	20,540,000	24,262,875
6.38%, 08/15/27	7,785,000	9,412,859
5.38%, 02/15/31	6,820,000	7,407,427

		57,222,997

U.S. Treasury Notes (8.1%)
5.88%, 11/15/04	885,000	886,313
1.75%, 12/31/04	2,270,000	2,269,292
5.75%, 11/15/05	45,925,000	47,566,451
5.88%, 11/15/05	410,000	425,199
4.38%, 05/15/07	4,305,000	4,480,730
3.25%, 08/15/07	2,260,000	2,289,222
3.00%, 11/15/07	1,965,000	1,975,132
2.63%, 05/15/08	2,405,000	2,378,131
3.13%, 09/15/08	1,820,000	1,825,118
3.13%, 10/15/08	1,325,000	1,327,899
3.38%, 11/15/08	8,640,000	8,731,126
4.88%, 02/15/12	1,000,000	1,071,680
4.00%, 11/15/12	5,180,000	5,237,467

		80,463,760

Total U.S. Government and Agency Long-Term Obligations		711,048,599

Corporate Bonds (31.7%)
Aerospace (0.5%)
General Dynamics Corp., 3.00%, 05/15/08	425,000	419,195
Lockheed Martin Corp., 8.50%, 12/01/29	600,000	805,773
Northrop Grumman Corp., 7.13%, 02/15/11	535,000	616,866
Raytheon Co., 6.30%, 03/15/05	190,000	192,577
Raytheon Co., 6.50%, 07/15/05	135,000	138,545
Raytheon Co., 8.20%, 03/01/06	600,000	643,653
Raytheon Co., 8.30%, 03/01/10	250,000	299,856
Raytheon Co., 5.50%, 11/15/12	150,000	158,924
Rockwell Collins Corp., 4.75%, 12/01/13	500,000	505,497
United Technologies Corp., 6.35%, 03/01/11	675,000	757,895

		4,538,781

Agricultural Products (0.0%)
Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/11	70,000	82,873
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	250,000	252,130

		335,003

Airlines (0.1%)
Continental Airlines, Inc., 6.56%, 02/15/12	395,000	426,128
Continental Airlines, Inc., 7.88%, 07/02/18	249,877	235,339
Southwest Airlines Corp., 8.00%, 03/01/05	40,000	40,623
Southwest Airlines Corp., 7.88%, 09/01/07	24,000	26,683

		728,773

Auto Parts & Equipment (0.0%)
Delphi Auto Systems Corp., 6.55%, 06/15/06	120,000	125,221

Automobiles (0.4%)
DaimlerChrysler AG, 6.40%, 05/15/06	350,000	367,991
DaimlerChrysler AG, 4.05%, 06/04/08	700,000	704,720
DaimlerChrysler AG, 7.30%, 01/15/12	660,000	755,999
DaimlerChrysler AG, 6.50%, 11/15/13	200,000	218,397
DaimlerChrysler AG, 8.50%, 01/18/31	150,000	185,502
Ford Motor Co., 7.45%, 07/16/31	700,000	681,720
General Motors, 7.13%, 07/15/13	750,000	778,156
General Motors, 8.38%, 07/15/33	150,000	156,088

		3,848,573

Banking (3.7%)
Anadarko Finance Co., 6.75%, 05/01/11	200,000	227,625
Andina de Fomento Corp., 6.88%, 03/15/12	400,000	448,617
Banco Nacional Co. Ext, 3.88%, 01/21/09 (b)	100,000	97,625
Bank of America Corp., 5.88%, 02/15/09	400,000	434,266
Bank of America Corp., 4.88%, 09/15/12	490,000	503,224
Bank of America Corp., 4.88%, 01/15/13	850,000	868,012
Bank of America Corp., 5.25%, 12/01/15	500,000	512,892
Bank of New York Corp., 5.20%, 07/01/07	565,000	594,150
Bank One Corp., 6.88%, 08/01/06	115,000	123,015
Bank One Corp., 4.13%, 09/01/07	1,615,000	1,655,091
Bank One Corp., 7.88%, 08/01/10	100,000	118,384
Bank One Corp., 5.25%, 01/30/13	800,000	828,854
Bank One Corp., 8.00%, 04/29/27	122,000	154,396
BB&T Corp., 6.50%, 08/01/11	300,000	338,173
BHP Finance Corp., 6.42%, 03/01/26	135,000	148,757
BSCH Issuances Ltd., 7.63%, 09/14/10	100,000	118,572
Cit Group, Inc., 5.13%, 09/30/14	200,000	201,256
Citicorp, Inc., 6.38%, 11/15/08	275,000	302,578
Citigroup, Inc., 6.50%, 02/07/06	400,000	418,105
Citigroup, Inc., 5.63%, 08/27/12	500,000	539,091
Citigroup, Inc., 5.00%, 09/15/14 (b)	683,000	692,969
Citigroup, Inc., 6.63%, 06/15/32	565,000	630,429
Comerica, Inc., 4.80%, 05/01/15	300,000	295,142

84 Annual Report 2004

Corporate Bonds (continued)

	Principal
	Amount	Value

Banking (continued)
Deutsche Bank AG, 7.50%, 04/25/09	$100,000	$115,259
European Investment Bank, 3.38%, 03/16/09	1,600,000	1,604,674
European Investment Bank, 4.63%, 05/15/14	525,000	541,165
Fifth Third Bank, 3.38%, 08/15/08	280,000	278,427
First Union Corp., 7.00%, 03/15/06	500,000	529,587
Firstbank Puerto Rico Corp., 7.63%, 12/20/05	100,000	103,311
FleetBoston Financial Corp., 7.25%, 09/15/05	640,000	665,158
FleetBoston Financial Corp., 4.20%, 11/30/07	300,000	308,957
FleetBoston Financial Corp., 3.85%, 02/15/08	750,000	760,777
HBOS PLC, 5.38%, 11/29/49 (b)	600,000	614,858
HSBC Bank USA, 5.88%, 11/01/34	200,000	200,693
HSBC Holdings PLC, 7.50%, 07/15/09	955,000	1,104,345
Inter-American Development Bank, 5.75%, 02/26/08	250,000	270,307
Inter-American Development Bank, 6.80%, 10/15/25	700,000	836,954
International Bank for Reconstruction & Development, 7.63%, 01/19/23	750,000	991,058
JP Morgan Chase & Co., 5.63%, 08/15/06	1,000,000	1,046,671
JP Morgan Chase & Co., 6.25%, 01/15/09	100,000	109,262
JP Morgan Chase & Co., 3.50%, 03/15/09	800,000	792,504
JP Morgan Chase & Co., 4.50%, 11/15/10	500,000	511,044
JP Morgan Chase & Co., 6.63%, 03/15/12	940,000	1,061,327
KFW International Finance, Inc., 4.75%, 01/24/07	2,005,000	2,092,803
M & T Bank Corp., 3.85%, 04/01/13	300,000	299,707
Marshall & Ilsley, Inc., 4.13%, 09/04/07	125,000	127,789
MBNA America Bank Corp., 6.25%, 01/17/07	665,000	706,594
MBNA America Bank Corp., 7.13%, 11/15/12	190,000	218,609
National City Bank Corp., 4.00%, 09/28/07	300,000	306,471
Nationsbank Corp., 6.60%, 05/15/10	200,000	223,906
PNC Funding Corp., 5.25%, 11/15/15	600,000	614,637
Popular N.A., 4.70%, 06/30/09	200,000	205,800
Regions Financial Corp., 6.38%, 05/15/12	150,000	167,567
Sovereign Bancorp., Inc., 5.13%, 03/15/13	200,000	202,239
St. George Bank Ltd., 5.30%, 10/15/15 (b)	400,000	412,410
SunTrust Banks, Inc., 5.45%, 12/01/17	310,000	323,319
U.S. Bancorp, 5.10%, 07/15/07	500,000	523,627
Union Planters Corp., 4.38%, 12/01/10	150,000	151,503
Unionbancal Corp., 5.25%, 12/16/13	350,000	359,680
US Bank N.A., 2.85%, 11/15/06	1,500,000	1,499,091
US Bank N.A., Minnesota, 6.38%, 08/01/11	250,000	280,287
Wachovia Bank NA, 4.85%, 07/30/2007, 4.85%, 07/30/07	800,000	834,886
Wachovia Corp., 3.63%, 02/17/09	2,175,000	2,170,207
Wachovia Corp., 4.88%, 02/15/14	310,000	312,165
Wells Fargo & Co., 7.25%, 08/24/05	400,000	414,554
Wells Fargo & Co., 3.13%, 04/01/09	900,000	880,242
Wells Fargo & Co., 6.45%, 02/01/11	1,090,000	1,227,865
Westpac Banking Corp., 4.63%, 06/01/18	250,000	239,403

		37,492,922

Beverages (0.0%)
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)	300,000	306,334

Building & Construction (0.2%)
Centex Corp., 7.88%, 02/01/11	250,000	292,106
Centex Corp., 7.50%, 01/15/12	100,000	115,747
Hanson Australia Funding, 5.25%, 03/15/13	450,000	459,778
Korea Development Bank Corp., 4.25%, 11/13/07	250,000	255,600
Lennar Corp., 5.95%, 03/01/13	90,000	95,576
MDC Holdings, Inc., 5.50%, 05/15/13	250,000	255,283
Pulte Homes, Inc., 7.88%, 08/01/11	40,000	46,683
Pulte Homes, Inc., 6.25%, 02/15/13	105,000	112,604
Toll Brothers, Inc., 6.88%, 11/15/12	150,000	167,786

		1,801,163

Business Services (0.1%)
Fiserv, Inc., 4.00%, 04/15/08	200,000	203,182
Pitney Bowes, Inc., 4.75%, 05/15/18	150,000	147,064
Sungard Data Systems, Inc., 4.88%, 01/15/14 (b)	500,000	490,705

		840,951

Cable (0.3%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	375,000	439,386
Comcast Corp., 6.20%, 11/15/08	100,000	109,051
Comcast Corp., 5.85%, 01/15/10	465,000	500,115
Comcast Corp., 8.38%, 03/15/13	400,000	490,760
Comcast Corp., 7.05%, 03/15/33	250,000	282,381
Cox Communications, Inc., 7.13%, 10/01/12	500,000	562,380
Harris Corp., 6.35%, 02/01/28	250,000	268,757
USA Interactive, 7.00%, 01/15/13	690,000	763,256

		3,416,086

Chemicals (0.2%)
Chevron Phillips Chemical, 5.38%, 06/15/07	100,000	104,805
Dow Chemical Co., 5.75%, 11/15/09	570,000	612,407
ICI North America, 8.88%, 11/15/06	300,000	330,823
Praxair, Inc., 6.85%, 06/15/05	70,000	71,770
Praxair, Inc., 3.95%, 06/01/13	300,000	288,198
Rohm & Haas Co., 7.40%, 07/15/09	470,000	539,765

		1,947,768

Commercial Services (0.1%)
Aramark Services, Inc., 6.38%, 02/15/08	140,000	151,439
Cendant Corp., 6.88%, 08/15/06	580,000	617,963

		769,402

Computers (0.2%)
First Data Corp., 6.38%, 12/15/07	350,000	382,636
Hewlett Packard Co., 3.63%, 03/15/08	250,000	251,726
Hewlett Packard Co., 6.50%, 07/01/12	250,000	281,417
IBM Corp., 6.45%, 08/01/07	115,000	124,942
IBM Corp., 5.50%, 01/15/09	200,000	214,029
IBM Corp., 4.75%, 11/29/12	475,000	485,205

2004 Annual Report 85

Portfolio of Investments (Continued)
October 31, 2004

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Computers (continued)
IBM Corp., 5.88%, 11/29/32	$415,000	$435,882
Kern River Funding Corp., 4.89%, 04/30/18 (b)	93,888	95,480

		2,271,317

Conglomerates (0.1%)
Fortune Brands, Inc., 2.88%, 12/01/06	500,000	498,965

Construction (0.0%)
Masco Corporation, 5.88%, 07/15/12	360,000	389,106

Containers (0.1%)
Newell Rubbermaid, Inc., 4.63%, 12/15/09	350,000	358,807
Newell Rubbermaid, Inc., 4.00%, 05/01/10	150,000	146,773
Packaging Corp. of America, 5.75%, 08/01/13 (b)	150,000	155,085
Sealed Air Corp., 5.38%, 04/15/08 (b)	200,000	209,065
Sealed Air Corp., 6.95%, 05/15/09 (b)	55,000	61,088

		930,818

Cosmetics/ Toiletries (0.1%)
Procter & Gamble Co., 4.95%, 08/15/14	500,000	515,695

Cruise Lines (0.1%)
Carnival Corp., 3.75%, 11/15/07 (b)	500,000	504,625

Department Stores (0.4%)
Federated Department Stores, 6.63%, 04/01/11	370,000	415,413
Federated Department Stores, 6.90%, 04/01/29	250,000	277,249
Kimberly-Clark Corp., 7.10%, 08/01/07	106,000	117,551
Kimberly-Clark Corp., 5.63%, 02/15/12	500,000	543,633
Kohl’s Corp., 6.30%, 03/01/11	50,000	55,455
Target Corp., 10.00%, 01/01/11	112,000	145,154
Target Corp., 6.35%, 01/15/11	210,000	235,400
Target Corp., 7.00%, 07/15/31	295,000	356,189
Wal-Mart Stores, Inc., 6.88%, 08/10/09	990,000	1,127,053
Wal-Mart Stores, Inc., 4.13%, 02/15/11	650,000	655,757

		3,928,854

Electric - Integrated (1.5%)
Amerenenergy Generating Co., 7.95%, 06/01/32	105,000	131,178
American Electric Power Co., 6.13%, 05/15/06	600,000	628,034
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	70,000	74,797
Commonwealth Edison Corp., 6.15%, 03/15/12	200,000	224,762
Conectiv, Inc., 5.30%, 06/01/05	45,000	45,589
Consolidated Edison, Inc., 7.15%, 12/01/09	60,000	68,783
Consolidated Edison, Inc., 4.88%, 02/01/13	560,000	573,945
Constellation Energy Group, Inc., 6.13%, 09/01/09	530,000	578,723
Consumers Energy - ITC, 4.25%, 04/15/08	205,000	208,750
Consumers Energy - ITC, 4.00%, 05/15/10	200,000	197,400
Dominion Resource, Inc., 6.30%, 03/15/33	300,000	310,291
Duke Energy Corp., 3.75%, 03/05/08	1,200,000	1,209,334
Duke Energy Corp., 6.25%, 01/15/12	770,000	844,637
Emerson Electric Co., 7.88%, 06/01/05	115,000	118,674
Entergy Gulf States, Inc., 5.25%, 08/01/15	300,000	299,573
Entergy Mississippi, Inc., 5.15%, 02/01/13	490,000	497,438
Florida Power & Light Co., 6.88%, 12/01/05	225,000	235,233
Florida Power & Light Co., 5.95%, 10/01/33	130,000	139,300
Florida Power Corp., 5.90%, 03/01/33	115,000	118,285
General Electric Cap Corp, 4.63%, 09/15/09	675,000	701,632
General Electric Co., 5.00%, 02/01/13	1,575,000	1,632,609
Georgia Power Corp., 5.13%, 11/15/12	180,000	188,388
Midamerican Energy Holdings Co., 5.88%, 10/01/12	675,000	722,310
New York State Electric & Gas Corp., 5.75%, 05/01/23	100,000	100,624
Ohio Power Co., 6.60%, 02/15/33 (b)	200,000	222,238
Oncor, Inc., 6.38%, 05/01/12	165,000	183,069
Pacific Gas & Electric Co., 4.20%, 03/01/11	1,200,000	1,194,010
Pepco Holdings, Inc., 4.00%, 05/15/10	200,000	195,472
Progress Energy, Inc., 5.85%, 10/30/08	105,000	112,260
Progress Energy, Inc., 7.10%, 03/01/11	440,000	499,012
PSEG Power Corp., 6.95%, 06/01/12	125,000	140,808
Public Service Electric & Gas, 5.13%, 09/01/12	330,000	343,482
Public Service New Mexico Corp., 4.40%, 09/15/08	175,000	177,002
Scana Corp., 6.88%, 05/15/11	50,000	57,024
Scana Corp., 6.25%, 02/01/12	250,000	276,299
Southern California Edison Co., 8.00%, 02/15/07	856,000	946,533
Southern California Edison Co., 6.00%, 01/15/34	300,000	316,904
Southern Power Co., 6.25%, 07/15/12	225,000	247,158
Wisconsin Electric Power, 5.63%, 05/15/33	100,000	101,425

		14,862,985

Electric - Distribution (0.1%)
Hydro Quebec Corp., 8.88%, 03/01/26	265,000	386,688
Pepco Holdings, Inc., 6.45%, 08/15/12	180,000	198,482
TXU Corp., 6.15%, 11/15/13 (b)	320,000	350,645

		935,815

Electronics (0.1%)
Emerson Electric Co., 6.00%, 08/15/32	140,000	150,103
Exelon Corp., 6.75%, 05/01/11	425,000	478,870

		628,973

Farm Machinery & Equipment (0.0%)
Deere & Co., 7.85%, 05/15/10	220,000	261,632

Financial Services (13.4%)
Ace Ina Holdings, 8.30%, 08/15/06	250,000	270,610
Ace Ina Holdings, 5.88%, 06/15/14	350,000	363,780
American Express Co., 6.88%, 11/01/05	100,000	104,052
American Express Co., 4.88%, 07/15/13	285,000	291,052
American General Finance, 5.38%, 10/01/12	575,000	601,708
American Honda Financial, 2.29%, 10/03/05 (b) (d)	245,000	245,646
Associates Corp. of North America, 6.95%, 11/01/18	575,000	676,665

86 Annual Report 2004

Corporate Bonds (continued)

	Principal
	Amount	Value

Financial Services (continued)
Axa Financial, Inc., 7.75%, 08/01/10	$450,000	$528,804
Bear Stearns Co., Inc., 7.63%, 02/01/05	165,000	167,169
Bear Stearns Co., Inc., 5.70%, 01/15/07	600,000	633,490
Bear Stearns Co., Inc., 5.70%, 11/15/14	425,000	451,262
Boeing Capital Corp., 5.75%, 02/15/07	1,200,000	1,270,435
Boeing Capital Corp., 6.10%, 03/01/11	85,000	93,404
Capital One Bank, 6.88%, 02/01/06	120,000	125,944
Capital One Bank, 4.88%, 05/15/08	700,000	726,900
Caterpillar Financial Services Corp., 4.88%, 06/15/07	90,000	93,861
Caterpillar Financial Services Corp., 2.70%, 07/15/08	700,000	680,412
CIT Group, Inc., 3.88%, 11/03/08	500,000	502,234
CIT Group, Inc., 4.75%, 12/15/10	340,000	347,110
CitiFinancial Credit Co., 10.00%, 05/15/09	100,000	125,189
Citigroup, Inc., 6.50%, 01/18/11	225,000	254,239
Countrywide Financial Corp., 5.63%, 07/15/09	950,000	1,012,401
Credit Suisse First Boston USA, Inc., 5.88%, 08/01/06	1,525,000	1,602,388
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	450,000	493,725
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	600,000	672,293
Credit Suisse First Boston USA, Inc., 5.13%, 01/15/14	290,000	295,643
Credit Suisse First Boston USA, Inc., 2.09%, 05/15/14 (d)	16,342,809	16,335,362
Ford Motor Credit Co., 6.88%, 02/01/06	2,194,000	2,281,049
Ford Motor Credit Co., 6.50%, 01/25/07	1,550,000	1,628,514
Ford Motor Credit Co., 7.25%, 10/25/11	1,140,000	1,228,583
Ford Motor Credit Co., 7.00%, 10/01/13	1,435,000	1,515,437
General Electric Capital Corp., 4.25%, 01/15/08	480,000	493,483
General Electric Capital Corp., 5.88%, 02/15/12	100,000	109,114
General Electric Capital Corp., 6.00%, 06/15/12	645,000	708,180
General Electric Capital Corp., 5.45%, 01/15/13	200,000	213,491
General Electric Capital Corp., 6.75%, 03/15/32	1,345,000	1,568,567
General Motors Acceptance Corp., 6.13%, 08/28/07	1,700,000	1,773,199
General Motors Acceptance Corp., 7.75%, 01/19/10	50,000	54,570
General Motors Acceptance Corp., 6.88%, 09/15/11	150,000	156,148
General Motors Acceptance Corp., 7.00%, 02/01/12	390,000	408,601
General Motors Acceptance Corp., 6.88%, 08/28/12	750,000	780,786
General Motors Acceptance Corp., 8.00%, 11/01/31	800,000	828,037
Golden West Financial Corp., 4.75%, 10/01/12	265,000	268,790
Goldman Sachs Group, Inc., 4.13%, 01/15/08	1,060,000	1,084,328
Goldman Sachs Group, Inc., 6.60%, 01/15/12	175,000	196,610
Goldman Sachs Group, Inc., 5.25%, 04/01/13	525,000	539,819
Goldman Sachs Group, Inc., 5.25%, 10/15/13	1,475,000	1,510,022
Goldman Sachs Group, Inc., 6.13%, 02/15/33	500,000	509,851
Harley Davidson Funding, 3.63%, 12/15/08 (b)	600,000	600,097
Household Finance Corp., 5.88%, 02/01/09	720,000	778,638
Household Finance Corp., 7.00%, 05/15/12	1,375,000	1,588,531
International Lease Finance Corp., 4.38%, 12/15/05	450,000	457,766
International Lease Finance Corp., 4.00%, 01/17/06	250,000	253,599
J Paul Getty Trust Corp., 5.88%, 10/01/33	2,500,000	2,620,172
John Deere Capital Corp., 3.90%, 01/15/08	1,000,000	1,017,480
John Hancock Financial Services, Inc., 5.63%, 12/01/08	100,000	106,959
JP Morgan Chase & Co., 1.72%, 04/16/19 (d)	20,000,000	19,998,683
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	400,000	398,108
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10	97,000	115,301
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	890,000	1,003,783
Lehman Brothers, Inc., 2.04%, 10/15/17 (d)	20,000,000	19,998,751
Mellon Financial Corp., 7.00%, 03/15/06	200,000	211,751
Mellon Financial Corp., 6.40%, 05/14/11	450,000	504,898
Mellon Financial Corp., 5.00%, 12/01/14	200,000	204,428
Morgan Stanley, 7.75%, 06/15/05	200,000	206,514
Morgan Stanley, 6.10%, 04/15/06	300,000	314,196
Morgan Stanley, 3.63%, 04/01/08	750,000	754,150
Morgan Stanley, 6.60%, 04/01/12	450,000	507,173
Morgan Stanley, 5.30%, 03/01/13	625,000	648,942
Morgan Stanley, 4.75%, 04/01/14	1,000,000	979,632
Morgan Stanley Dean Witter, 5.80%, 04/01/07	850,000	902,493
National Rural Utilities, 4.75%, 03/01/14	550,000	555,793
Nisource Finance Corp., 7.63%, 11/15/05	170,000	178,183
Prudential Financial, Inc., 3.75%, 05/01/08	205,000	205,186
Prudential Financial, Inc., 5.10%, 09/20/14	300,000	300,800
Synovus Financial Corp., 4.88%, 02/15/13	150,000	151,610
Textron Financial Corp., 2.75%, 06/01/06	435,000	433,417
Wachovia Bank Commercial Mortgage, 2.01%, 10/15/15 (d)	30,000,000	29,986,568
Washington Mutual, Inc., 4.38%, 01/15/08	550,000	564,361
Washington Mutual, Inc., 5.50%, 01/15/13	445,000	465,263

		133,836,183

Food & Related (1.0%)
Albertson’s, Inc., 7.50%, 02/15/11	800,000	933,656
Anheuser-Busch Co., Inc., 4.38%, 01/15/13	300,000	299,267
Anheuser-Busch Co., Inc., 6.00%, 11/01/41	250,000	264,322
Archer Daniels Midland Co., 5.94%, 10/01/32	485,000	509,895
Campbell Soup Co., 4.88%, 10/01/13	400,000	406,781
Coca-Cola Bottling Co., 5.00%, 11/15/12	150,000	151,679
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11	535,000	592,452
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28	395,000	457,246
Conagra Foods, Inc., 6.75%, 09/15/11	150,000	170,420
Conagra Foods, Inc., 7.00%, 10/01/28	300,000	347,088
Diageo Capital PLC, 3.50%, 11/19/07	860,000	864,327
General Mills, Inc., 6.00%, 02/15/12	158,000	171,855
Kellogg Co., 6.00%, 04/01/06	163,000	170,186
Kellogg Co., 2.88%, 06/01/08	500,000	490,069
Kraft Foods, Inc., 4.63%, 11/01/06	60,000	61,755
Kraft Foods, Inc., 5.63%, 11/01/11	794,000	845,999
Kroger Co., 6.80%, 04/01/11	340,000	384,010
Kroger Co., 6.20%, 06/15/12	400,000	438,227
Kroger Co., 7.50%, 04/01/31	135,000	158,639

2004 Annual Report 87

Portfolio of Investments (Continued)
October 31, 2004

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Food & Related (continued)
Miller Brewing Co., 5.50%, 08/15/13 (b)	$250,000	$262,403
Safeway, Inc., 6.15%, 03/01/06	150,000	156,233
Safeway, Inc., 6.50%, 03/01/11	400,000	441,886
Sara Lee Corp., 6.25%, 09/15/11	425,000	475,252
Supervalu, Inc., 7.50%, 05/15/12	125,000	145,720
Unilever Capital Corp., 7.13%, 11/01/10	550,000	640,327

		9,839,694

Healthcare Services (0.1%)
Eli Lilly & Co., 6.00%, 03/15/12	300,000	332,360
Eli Lilly & Co., 7.13%, 06/01/25	200,000	244,289
Health Care Property Investors, Inc., 6.45%, 06/25/12	95,000	104,073

		680,722

Hotels (0.0%)
Harrahs Operating Co., Inc., 5.50%, 07/01/10	380,000	396,514

Household Products (0.0%)
Dial Corp., 6.50%, 09/15/08	250,000	273,613

Industrials (0.0%)
News America Corp., 7.28%, 06/30/28	130,000	149,183

Insurance (0.5%)
Allstate Corp., 5.38%, 12/01/06	675,000	706,581
Allstate Corp., 6.13%, 02/15/12	430,000	474,155
Allstate Corp., 6.13%, 12/15/32	200,000	208,588
American General Corp., 7.50%, 07/15/25	250,000	306,096
Berkley Corp., 5.13%, 09/30/10	175,000	178,194
General Motors Acceptance Corp., 5.63%, 05/15/09	250,000	252,448
Hartford Life, Inc., 7.38%, 03/01/31	100,000	118,973
Infinity Property & Casualty, 5.50%, 02/18/14	200,000	199,550
Marsh & Mclennan Cos., Inc., 6.25%, 03/15/12	175,000	181,785
Metlife, Inc., 6.13%, 12/01/11	835,000	910,327
Monumental Global Funding II, 4.38%, 07/30/09 (b)	500,000	508,696
New York Life Insurance, 5.88%, 05/15/33 (b)	200,000	204,697
NLV Financial Corp., 7.50%, 08/15/33 (b)	125,000	134,376
Principal Life Global Funding, 6.25%, 02/15/12 (b)	150,000	165,584
Progressive Corp., 6.25%, 12/01/32	150,000	159,726
RLI Corp., 5.95%, 01/15/14	200,000	202,392
Travelers Property Casualty Corp., 6.38%, 03/15/33	200,000	205,713
Western & Southern Finance, 5.75%, 07/15/33 (b)	250,000	242,799

		5,360,680

Manufacturing (0.2%)
Cooper Industries, Inc., 5.50%, 11/01/09	175,000	187,092
Honeywell International, Inc., 6.13%, 11/01/11	250,000	276,637
Norsk Hydro A/S, 6.36%, 01/15/09	460,000	503,230
Tyco International Group SA, 6.13%, 01/15/09	165,000	180,019
Tyco International Group SA, 6.00%, 11/15/13	500,000	546,233

		1,693,211

Medical Products (0.2%)
Baxter International, Inc., 4.63%, 03/15/15 (b)	130,000	125,271
Boston Scientific, 5.45%, 06/15/14	600,000	630,674
Wyeth, 5.50%, 02/01/14	900,000	922,195

		1,678,140

Metals & Minerals (0.3%)
Alcan, Inc., 6.45%, 03/15/11	75,000	83,994
Alcan, Inc., 4.50%, 05/15/13	230,000	227,589
Alcoa, Inc., 6.00%, 01/15/12	310,000	341,542
BHP Billiton Ltd., 4.80%, 04/15/13	400,000	406,997
Codelco, Inc., 6.38%, 11/30/12 (b)	120,000	132,955
Inco Ltd., 7.75%, 05/15/12	300,000	356,833
Noranda, Inc., 7.00%, 07/15/05	510,000	524,933
Placer Dome, Inc., 6.38%, 03/01/33	235,000	248,405
Timken Co., 6.75%, 08/21/06	200,000	208,462

		2,531,710

Multimedia (0.7%)
AOL Time Warner, Inc., 6.88%, 05/01/12	820,000	932,731
AOL Time Warner, Inc., 7.70%, 05/01/32	630,000	754,449
Belo Corp., 8.00%, 11/01/08	145,000	165,355
Clear Channel Communications, Inc., 4.40%, 05/15/11	200,000	194,692
Gannet Co., Inc., 5.50%, 04/01/07	185,000	195,524
Johnson Controls, Inc., 4.88%, 09/15/13	300,000	306,374
Liberty Media Corp., 7.88%, 07/15/09	265,000	299,252
Liberty Media Corp., 5.70%, 05/15/13	300,000	303,039
Liberty Media Corp., 8.25%, 02/01/30	200,000	228,476
News America Holdings, Inc., 9.25%, 02/01/13	200,000	258,821
News America Holdings, Inc., 8.00%, 10/17/16	200,000	247,631
Reed Elsevier Capital, 6.13%, 08/01/06	900,000	945,769
Time Warner, Inc., 6.88%, 06/15/18	298,000	332,058
Viacom, Inc., 5.63%, 05/01/07	1,000,000	1,061,895
Viacom, Inc., 5.63%, 08/15/12	250,000	267,194
Viacom, Inc., 7.88%, 07/30/30	135,000	170,693
Walt Disney Co., 6.38%, 03/01/12	236,000	262,900

		6,926,853

Natural Gas Transmission (0.1%)
Plains All American Pipeline, 5.63%, 12/15/13	560,000	583,260

Non-Hazardous Waste Disposal (0.1%)
Waste Management, Inc., 7.38%, 08/01/10	250,000	289,656
Waste Management, Inc., 6.38%, 11/15/12	350,000	388,843

		678,499

88 Annual Report 2004

Corporate Bonds (continued)

	Principal
	Amount	Value

Oil & Gas (1.7%)
AGL Capital Corp., 4.45%, 04/15/13	$300,000	$289,134
Anadarko Petroleum Corp., 7.50%, 05/01/31	205,000	254,804
Apache Corp., 6.25%, 04/15/12	390,000	438,547
Apache Corp., 7.63%, 07/01/19	100,000	125,481
Apache Finance Canada, 4.38%, 05/15/15	400,000	388,966
Atmos Energy Corp., 5.13%, 01/15/13	225,000	230,521
Australian Gas Light Co., 5.30%, 09/25/15 (b)	150,000	154,257
BP Amoco PLC, 5.90%, 04/15/09	200,000	218,239
BP Capital Markets America, 4.20%, 06/15/18	250,000	235,207
Brascan Corp., 5.75%, 03/01/10	305,000	325,599
Burlington Resources, Inc., 6.50%, 12/01/11	350,000	396,711
ChevronTexaco Capital Corp., 3.50%, 09/17/07	90,000	91,103
ChevronTexaco Capital Corp., 3.38%, 02/15/08	500,000	502,443
ChevronTexaco Capital Corp., 8.63%, 06/30/10	120,000	148,117
Colonial Pipeline, 7.63%, 04/15/32 (b)	365,000	471,647
Conoco Funding Co., 6.35%, 10/15/11	600,000	673,864
Conoco Funding Co., 4.75%, 10/15/12	1,300,000	1,334,972
Conoco, Inc., 6.35%, 04/15/09	250,000	276,947
Conoco, Inc., 6.95%, 04/15/29	170,000	198,840
Consolidated Natural Gas, Inc., 5.38%, 11/01/06 (b)	60,000	62,687
Consolidated Natural Gas, Inc., 6.25%, 11/01/11	264,000	290,978
Halliburton Co., 2.41%, 01/26/07 (d)	450,000	450,150
Halliburton Co., 5.50%, 10/15/10	400,000	422,966
Keyspan Corp., 7.63%, 11/15/10	210,000	249,270
Kinder Morgan Energy Partners LP, 6.65%, 03/01/05	120,000	121,564
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10	351,000	408,968
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	155,000	174,317
Kinder Morgan Energy Partners LP, 6.50%, 09/01/12	300,000	332,284
Marathon Oil Corp., 5.38%, 06/01/07	700,000	736,236
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)	125,000	130,133
Murphy Oil Corp., 6.38%, 05/01/12	100,000	110,833
Nabors, Inc., 5.38%, 08/15/12	70,000	73,632
Nexen, Inc., 5.05%, 11/20/13	500,000	501,825
Occidental Peteroleum, 6.75%, 01/15/12	450,000	514,353
Ocean Energy, Inc., 7.25%, 10/01/11	980,000	1,130,391
Pemex Project Funding Master, 9.13%, 10/13/10	885,000	1,064,212
Pemex Project Funding Master, 7.38%, 12/15/14	625,000	692,500
Petroleos Mexicanos, 8.85%, 09/15/07	475,000	540,313
Praxair, Inc., 6.50%, 03/01/08	390,000	427,499
South Carolina Electric & Gas Co., 4.80%, 10/01/12	650,000	665,922
Transocean Sedco Forex, Inc., 6.63%, 04/15/11	163,000	183,851
Transocean, Inc., 7.50%, 04/15/31	300,000	363,865
Valero Energy Corp., 6.88%, 04/15/12	500,000	569,087
XTO Energy, Inc., 4.90%, 02/01/14	250,000	250,904

		17,224,139

Paper & Forest Products (0.4%)
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	300,000	296,792
Domtar, Inc., 7.88%, 10/15/11	90,000	104,499
International Paper Co., 4.00%, 04/01/10	300,000	295,261
International Paper Co., 5.85%, 10/30/12	300,000	320,293
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	300,000	294,725
Meadwestvaco Corp., 6.80%, 11/15/32	120,000	128,004
Norske Skogindustrier, 6.13%, 10/15/15 (b)	150,000	155,394
Rock-Tenn Co., 5.63%, 03/15/13	455,000	460,869
Sappi Papier Holding AG, 6.75%, 06/15/12 (b)	80,000	88,617
Weyerhaeuser Co., 5.95%, 11/01/08	320,000	346,258
Weyerhaeuser Co., 6.75%, 03/15/12	725,000	820,529
Weyerhaeuser Co., 7.38%, 03/15/32	150,000	174,974

		3,486,215

Pharmaceuticals (0.2%)
Abbott Laboratories, 5.63%, 07/01/06	104,000	108,776
Abbott Laboratories, 6.40%, 12/01/06	550,000	588,898
Astrazeneca PLC, 5.40%, 06/01/14	500,000	532,720
Glaxosmithkline PLC, 5.38%, 04/15/34	140,000	138,667
Pfizer, Inc., 5.63%, 02/01/06	400,000	415,098
Pharmacia Corp., 6.60%, 12/01/28	300,000	348,616

		2,132,775

Pipelines (0.1%)
Panhandle Eastern Pipeline, 2.75%, 03/15/07 (b)	400,000	393,065
Texas Gas Transmission, 4.60%, 06/01/15 (b)	300,000	291,904
TGT Pipelines, 5.20%, 06/01/18 (b)	150,000	144,616

		829,585

Publishing - Newspapers (0.0%)
Thomson Corp., 4.25%, 08/15/09	425,000	430,671

Real Estate (0.2%)
Avalonbay Communities, Inc., 6.63%, 09/15/11	150,000	167,306
BRE Properties, Inc., 5.95%, 03/15/07	140,000	147,688
Centerpoint Properties Corp., 4.75%, 08/01/10	350,000	356,863
Developers Diversified Realty Corp., 6.63%, 01/15/08	250,000	270,137
Duke Realty Corp., 5.25%, 01/15/10	300,000	313,800
EOP Operating LP, 6.75%, 02/15/12	200,000	222,805
Equity Residential, 6.88%, 11/01/04	200,000	200,000
Liberty Property Trust, 7.25%, 03/15/11	65,000	74,444
New Plan Realty Corp., 5.88%, 06/15/07	90,000	94,962

		1,848,005

Real Estate Investment Trusts (0.2%)
Camden Property Trust Corp., 7.00%, 11/15/06	600,000	640,617
Health Care REIT, Inc., 6.00%, 11/15/13	300,000	310,304
HRPT Properties Trust Corp., 5.75%, 02/15/14	300,000	308,357
JDN Realty Corp., 6.95%, 08/01/07	20,000	21,767

2004 Annual Report 89

Portfolio of Investments (Continued)
October 31, 2004

Gartmore Bond Index Fund (Continued)

Index Series

Corporate Bonds (continued)

	Principal
	Amount	Value

Real Estate Investment Trusts (continued)
Washington REIT, 5.25%, 01/15/14	$200,000	$203,931
Westfield Capital Corp, 5.13%, 11/15/14 (b)	260,000	260,521

		1,745,497

Research & Development (0.0%)
Science Applications International Co., 5.50%, 07/01/33 (b)	300,000	284,928

Retail (0.1%)
CVS Corp., 4.00%, 09/15/09 (b)	200,000	200,959
Limited Brands, Inc., 6.13%, 12/01/12	250,000	268,835
Lowe’s Cos., Inc., 6.50%, 03/15/29	400,000	448,089
Staples, Inc., 7.13%, 08/15/07	500,000	546,926

		1,464,809

Special Purpose Entity (1.7%)
FPL Group Capital, Inc., 7.63%, 09/15/06	85,000	92,090
Morgan Stanley TRACERS, 5.88%, 03/01/07 (b) (d)	5,046,000	5,277,561
Morgan Stanley TRACERS, 6.80%, 06/15/12 (b) (d)	10,640,000	11,909,884

		17,279,535

Telecommunications (1.6%)
360 Communications Co., 7.50%, 03/01/06	180,000	191,224
Alltel Corp., 7.00%, 07/01/12	230,000	265,943
Ameritech Capital Funding, 6.45%, 01/15/18	150,000	162,627
AT&T Wireless Services, Inc., 8.13%, 05/01/12	75,000	91,498
AT&T Wireless Services, Inc., 8.75%, 03/01/31	545,000	731,672
BellSouth Corp., 6.00%, 10/15/11	1,421,000	1,557,704
Bellsouth Corp., 6.55%, 06/15/34	300,000	320,741
British Telecom PLC, 8.38%, 12/15/10	1,270,000	1,541,093
Centurytel, Inc., 7.88%, 08/15/12	130,000	153,665
Clear Channel Communication, 5.50%, 09/15/14	300,000	302,730
Clear Channel Communications, Inc., 7.65%, 09/15/10	200,000	228,773
Deutsche Telecom International Finance, 3.88%, 07/22/08	700,000	705,401
Deutsche Telekom Int Fin, 5.25%, 07/22/13	550,000	568,652
Deutsche Telekom AG, 8.25%, 06/15/30	625,000	824,728
France Telecom, 8.75%, 03/01/11	650,000	780,666
France Telecom, 9.50%, 03/01/31	165,000	222,740
GTE Corp., 6.84%, 04/15/18	350,000	391,354
GTE Corp., 6.94%, 04/15/28	250,000	275,503
Koninklijke KPN NV, 8.00%, 10/01/10	525,000	628,290
SBC Communications, Inc., 6.25%, 03/15/11	205,000	226,337
SBC Communications, Inc., 5.88%, 08/15/12	720,000	777,527
Sprint Capital Corp., 6.13%, 11/15/08	150,000	162,517
Sprint Capital Corp., 8.38%, 03/15/12 (b)	150,000	184,093
Sprint Capital Corp., 8.38%, 03/15/12	400,000	490,914
Sprint Capital Corp., 8.75%, 03/15/32	750,000	982,734
Tele-Communications, Inc., 9.80%, 02/01/12	520,000	670,040
Univison Communication, Inc., 7.85%, 07/15/11	250,000	296,092
Verizon Global Funding Corp., 6.75%, 12/01/05	270,000	281,990
Verizon Global Funding Corp., 6.88%, 06/15/12	80,000	92,138
Verizon Global Funding Corp., 7.38%, 09/01/12	350,000	415,767
Verizon Global Funding Corp., 7.75%, 12/01/30	250,000	306,717
Verizon New York, Inc., 6.88%, 04/01/12	535,000	604,263
Vodafone Group PLC, 7.75%, 02/15/10	150,000	176,490
Vodafone Group PLC, 7.88%, 02/15/30	350,000	449,848

		16,062,471

Tools & Accessories (0.1%)
Black & Decker Corp., 4.75%, 11/01/14 (b)	390,000	388,144
Stanley Works, 4.90%, 11/01/12	225,000	229,321

		617,465

Transportation & Shipping (0.5%)
Burlington Northern Santa Fe Corp., 6.75%, 07/15/11	365,000	413,656
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	350,000	443,852
Canadian National Railway Co., 6.90%, 07/15/28	210,000	240,867
CSX Corp., 7.45%, 05/01/07	180,000	196,976
CSX Corp., 6.75%, 03/15/11	225,000	252,776
CSX Corp., 5.50%, 08/01/13	240,000	249,085
Norfolk Southern Corp., 6.75%, 02/15/11	835,000	944,247
Norfolk Southern Corp., 7.25%, 02/15/31	300,000	354,939
Union Pacific Corp., 6.50%, 05/15/05	250,000	254,873
Union Pacific Corp., 5.75%, 10/15/07	545,000	579,799
Union Pacific Corp., 3.63%, 06/01/10	410,000	397,991
United Parcel Service, Inc., 8.38%, 04/01/20	200,000	270,066

		4,599,127

Total Corporate Bonds		314,513,246

Sovereign Bonds (1.9%)
Brazil (0.0%)
Cia Brasileira de Bebida Corp., 8.75%, 09/15/13	400,000	454,000

Canada (0.4%)
British Columbia, 4.63%, 10/03/06	100,000	103,449
Government of Canada, 5.25%, 11/05/08	630,000	675,252
Ontario Province, 5.50%, 10/01/08	350,000	376,163
Ontario Province, 4.38%, 02/15/13	725,000	727,259
Province of British Columbia, 4.30%, 05/30/13	270,000	274,685
Province of Quebec, 5.00%, 07/17/09	1,400,000	1,477,865
Quebec Province, 7.50%, 09/15/29	630,000	821,814

		4,456,487

Denmark (0.0%)
Kfw International Finance, 4.13%, 10/15/14	400,000	394,043

90 Annual Report 2004

Sovereign Bonds (continued)

	Principal
	Amount	Value

Finland (0.1%)
Republic of Finland, 5.88%, 02/27/06	$300,000	$313,277
Republic of Finland, 4.75%, 01/01/49	700,000	729,266

		1,042,543

Italy (0.6%)
Republic of Italy, 5.25%, 04/05/06	300,000	311,575
Republic of Italy, 4.38%, 10/25/06	2,400,000	2,467,831
Republic of Italy, 4.38%, 06/15/13	950,000	956,475
Republic of Italy, 6.88%, 09/27/23	425,000	508,549
Republic of Italy, 5.38%, 06/15/33	450,000	451,939

		4,696,369

Korea (0.0%)
Korea Developmental Bank, 5.75%, 09/10/13	200,000	216,422

Luxembourg (0.1%)
Telecom Italia Capital, 5.25%, 11/15/13	500,000	511,944
Telecom Italia Capital, 6.00%, 09/30/34 (b)	140,000	137,604

		649,548

Mexico (0.7%)
United Mexican States, 9.88%, 02/01/10	2,750,000	3,412,749
United Mexican States, 6.38%, 01/16/13	2,775,000	2,948,438

		6,361,187

South Africa (0.0%)
Republic of South Africa, 6.50%, 06/02/14	350,000	380,188

United Kingdom (0.0%)
Vodafone Group PLC, 5.00%, 12/16/13	300,000	307,067

Total Sovereign Bonds		18,957,854

Treasury Notes (0.3%)
US Treasuries (0.3%)
U.S. Treasury Note, 2.75%, 08/15/07	3,000,000	2,998,359

Total Treasury Notes		2,998,359

Municipal Bonds (0.1%)
Illinois (0.1%)
Illinois State Taxable Pension General Obligation, 5.10%, 06/01/33	700,000	677,250

Texas (0.0%)
Harris County Texas Industrial Development Corp. Solid Waste Disposal Revenue, 5.68%, 03/01/23	250,000	255,000

Total Municipal Bonds		932,250

Repurchase Agreements (9.9%)
CS First Boston, 1.75%, dated 10/29/04, due 11/1/04, repurchase price $41,194,767 (Fully collateralized by Treasury Notes and U.S. Agency Securities)	41,188,417	41,188,417
Nomura Securities, 1.75%, dated 10/29/04, due 11/1/04, repurchase price $57,559,464 (Fully collateralized by U.S. Agency Securities and AA Rated Corporate Bonds)	57,550,160	57,550,160

Total Repurchase Agreements		98,738,577

Short-Term Securities Held as Collateral for Securities Lending (5.5%)
Pool of short-term securities for Gartmore Mutual Funds - footnote 2 (Securities Lending)	54,424,088	54,424,088

Total Short-Term Securities Held as Collateral for Securities Lending		54,424,088

Total Investments (Cost $1,186,957,103) (a) — 121.0%		1,201,612,973
Liabilities in excess of other assets — (21.0)%		(208,357,882)

NET ASSETS — 100.0%		$993,255,091

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Mortgage Dollar Rolls

(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on October 31, 2004.

TBA      To Be Announced

TRACERS   Tradable Custodial Receipts

See notes to financial statements.

2004 Annual Report 91

Index Series

	Gartmore	Gartmore	Gartmore	Gartmore
	S&P 500	Mid Cap Market	Small Cap	International
	Index Fund	Index Fund	Index Fund	Index Fund

Assets:
Investments, at value (cost $1,702,802,863; $570,346,358; $287,077,280; $850,669,604 and $1,088,218,526; respectively)	$1,775,633,627	$625,609,389	$310,045,440	$966,122,307
Repurchase agreements, at cost	106,069,852	54,603,172	39,400,280	9,600,715

Total Investments	1,881,703,479	680,212,561	349,445,720	975,723,022

Cash	6,507,668	2,237,862	2,303,378	2,380,054
Foreign currency, at value (cost $0; $0; $0; $3,551,643 and $0; respectively)	—	—	—	3,554,519
Interest and dividends receivable	2,384,602	389,194	201,835	1,300,345
Receivable for investments sold	—	3,328,861	245,694	468,827
Unrealized appreciation on forward foreign currency contracts	—	—	—	17,165
Unrealized appreciation on open swap contracts	—	—	—	—
Receivable from adviser	81,760	32,796	20,018	54,839
Receivable for variation margin on futures contracts	280,355	226,332	—	597
Reclaims receivable	—	—	—	128,787
Prepaid expenses and other assets	20,496	17,613	14,949	16,922

Total Assets	1,890,978,360	686,444,919	352,231,594	983,645,077

Liabilities:
Distributions payable	—	—	—	—
Payable for investments purchased	1,047,911	377,842	5,989,885	1,118,684
Unrealized depreciation on forward foreign currency contracts	—	—	—	9,767
Payable for variation margin on futures contracts	—	—	28,500	50,262
Payable for return of collateral received for securities on loan	36,450,779	89,916,465	72,622,377	92,706,773
Accrued expenses and other payables
Investment advisory fees	196,268	107,524	45,102	196,446
Fund administration and transfer agent fees	167,768	52,617	31,817	109,107
Distribution fees	71,578	14,003	13,546	7,054
Administrative servicing fees	118,284	7,239	8,225	4,696
Other	169,997	36,622	18,400	50,387

Total Liabilities	38,222,585	90,512,312	78,757,852	94,253,176

Net Assets	$1,852,755,775	$595,932,607	$273,473,742	$889,391,901

Represented by:
Capital	$1,793,587,888	$527,499,136	$239,157,115	$762,865,022
Accumulated net investment income (loss)	2,412,035	437,567	326,493	5,972,697
Accumulated net realized gains (losses) from investment, futures, swaps and foreign currency transactions	(16,987,210)	11,784,157	10,313,097	5,180,650
Net unrealized appreciation (depreciation) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	73,743,062	56,211,747	23,677,037	115,373,532

Net Assets	$1,852,755,775	$595,932,607	$273,473,742	$889,391,901

Net Assets:
Class A Shares	$7,821,623	$65,059,025	$62,688,382	$34,183,174
Class B Shares	4,820,480	656,523	424,121	159,092
Class C Shares	250,270	25,592	39,105	—
Institutional Class Shares	1,247,060,623	530,191,467	210,322,134	855,049,635
Service Class Shares	523,127,367	—	—	—
Institutional Service Class Shares	69,569,089	—	—	—
Local Fund Shares	106,323	—	—	—

Total	$1,852,755,775	$595,932,607	$273,473,742	$889,391,901

[Additional columns below]

[Continued from above table, first column(s) repeated]

Gartmore
Bond Index
Fund

Assets:
Investments, at value (cost $1,702,802,863; $570,346,358; $287,077,280; $850,669,604 and $1,088,218,526; respectively)	$1,102,874,396
Repurchase agreements, at cost	98,738,577

Total Investments	1,201,612,973

Cash	36,783
Foreign currency, at value (cost $0; $0; $0; $3,551,643 and $0; respectively)	—
Interest and dividends receivable	9,992,754
Receivable for investments sold	1,288,492
Unrealized appreciation on forward foreign currency contracts	—
Unrealized appreciation on open swap contracts	251,754
Receivable from adviser	49,196
Receivable for variation margin on futures contracts	—
Reclaims receivable	—
Prepaid expenses and other assets	18,780

Total Assets	1,213,250,732

Liabilities:
Distributions payable	4,129,505
Payable for investments purchased	161,073,675
Unrealized depreciation on forward foreign currency contracts	—
Payable for variation margin on futures contracts	—
Payable for return of collateral received for securities on loan	54,424,088
Accrued expenses and other payables
Investment advisory fees	181,610
Fund administration and transfer agent fees	103,367
Distribution fees	8,983
Administrative servicing fees	5,870
Other	68,543

Total Liabilities	219,995,641

Net Assets	$993,255,091

Represented by:
Capital	$977,923,510
Accumulated net investment income (loss)	(15,084)
Accumulated net realized gains (losses) from investment, futures, swaps and foreign currency transactions	439,041
Net unrealized appreciation (depreciation) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	14,907,624

Net Assets	$993,255,091

Net Assets:
Class A Shares	$40,756,609
Class B Shares	456,641
Class C Shares	—
Institutional Class Shares	952,041,841
Service Class Shares	—
Institutional Service Class Shares	—
Local Fund Shares	—

Total	$993,255,091

92 Annual Report 2004

Statements of Assets and Liabilities
October 31, 2004

	Gartmore	Gartmore	Gartmore	Gartmore
	S&P 500	Mid Cap Market	Small Cap	International
	Index Fund	Index Fund	Index Fund	Index Fund

Shares outstanding (unlimited number of shares authorized):
Class A Shares	803,223	5,047,158	5,620,314	4,480,534
Class B Shares	497,190	51,512	38,286	21,108
Class C Shares	25,879	2,010	3,529	—
Institutional Class Shares	127,591,985	40,904,354	18,713,127	111,960,462
Service Class Shares	53,764,697	—	—	—
Institutional Service Class Shares	7,124,515	—	—	—
Local Fund Shares	10,858	—	—	—

Total	189,818,347	46,005,034	24,375,256	116,462,104

Net asset value:
Class A Shares	$9.74	$12.89	$11.15	$7.63
Class B Shares (a)	$9.70	$12.75	$11.08	$7.54
Class C Shares (b)	$9.67	$12.74	$11.08	$—
Institutional Class Shares	$9.77	$12.96	$11.24	$7.64
Service Class Shares	$9.73	$—	$—	$—
Institutional Service Class Shares	$9.77	$—	$—	$—
Local Fund Shares	$9.79	$—	$—	$—
Maximum offering price per share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.33	$13.68	$11.83	$8.10

Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%

[Additional columns below]

[Continued from above table, first column(s) repeated]

Gartmore
Bond Index
Fund

Shares outstanding (unlimited number of shares authorized):
Class A Shares	3,660,807
Class B Shares	41,015
Class C Shares	—
Institutional Class Shares	85,565,769
Service Class Shares	—
Institutional Service Class Shares	—
Local Fund Shares	—

Total	89,267,591

Net asset value:
Class A Shares	$11.13
Class B Shares (a)	$11.13
Class C Shares (b)	$—
Institutional Class Shares	$11.13
Service Class Shares	$—
Institutional Service Class Shares	$—
Local Fund Shares	$—
Maximum offering price per share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.81

Maximum Sales Charge — Class A Shares	5.75%

(a)	For Class B shares, the redemption price per share varies by length of time shares are held.
(b)	For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

See notes to financial statements.

2004 Annual Report 93

Index Series

Statements of Operations
For the Year Ended October 31, 2004

	Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	S&P 500	Mid Cap Market	Small Cap	International	Bond
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

INVESTMENT INCOME:
Interest income	$1,005,765	$527,411	$390,086	$449,733	$30,746,680
Dividend income (net of foreign withholding tax of $0; $0; $0; $1,632,568 and $0; respectively)	24,162,693	4,616,887	2,097,509	13,981,714	—
Income from securities lending	143,803	132,269	153,925	450,272	215,605

Total Income	25,312,261	5,276,567	2,641,520	14,881,719	30,962,285

Expenses:
Investment advisory fees	1,945,756	966,746	421,119	1,713,016	1,705,664
Fund administration and transfer agent fees	1,613,497	475,566	258,187	760,263	916,592
Distribution fees Class A	17,011	133,422	146,393	62,466	99,220
Distribution fees Class B	46,499	5,191	3,783	1,471	3,385
Distribution fees Class C	1,108	244	234	—	—
Distribution fees Service Class	732,105	—	—	—	—
Distribution fees Local Class	72	—	—	—	—
Administrative servicing fees Class A	1,337	75,908	86,787	36,814	59,533
Administrative servicing fees Service Class	1,219,498	—	—	—	—
Administrative servicing fees Institutional Service Class	161,406	—	—	—	—
Other	551,448	204,810	102,847	191,936	231,472

Total expenses before reimbursed expenses	6,289,737	1,861,887	1,019,350	2,765,966	3,015,866
Expenses reimbursed	(653,174)	(284,881)	(171,476)	(381,189)	(450,279)

Total Expenses	5,636,563	1,577,006	847,874	2,384,777	2,565,587

Net Investment Income (Loss)	19,675,698	3,699,561	1,793,646	12,496,942	28,396,698

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions	(10,368,372)	14,818,535	12,671,494	8,002,917	2,506,520
Net realized gains (losses) on future transactions	8,019,961	2,451,284	1,552,942	2,691,580	—
Net realized gains (losses) on foreign currency transactions	—	—	—	1,961,768	—
Net realized gains (losses) on swap transactions	—	—	—	—	461,086

Net realized gains (losses) on investment, futures, swaps and foreign currency transactions	(2,348,411)	17,269,819	14,224,436	12,656,265	2,967,606
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	98,975,299	17,534,939	4,487,848	68,963,585	11,512,393

Net realized/unrealized gains (losses) on investments, futures, swaps and foreign currencies	96,626,888	34,804,758	18,712,284	81,619,850	14,479,999

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$116,302,586	$38,504,319	$20,505,930	$94,116,792	$42,876,697

See notes to financial statements.

94 Annual Report 2004

Statements of Changes in Net Assets

	Gartmore S&P 500		Gartmore Mid Cap Market
	Index Fund		Index Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2004	October 31, 2003	October 31, 2004	October 31, 2003

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$19,675,698	$10,355,546	$3,699,561	$1,409,842
Net realized gains (losses) on investment and futures transactions	(2,348,411)	1,965,555	17,269,819	3,378,232
Net change in unrealized appreciation/depreciation on investments and futures	98,975,299	144,937,306	17,534,939	49,692,253

Change in net assets resulting from operations	116,302,586	157,258,407	38,504,319	54,480,327

Distributions to Class A Shareholders from:
Net investment income	(79,387)	(53,816)	(183,148)	(102,486)
Net realized gains on investments	—	—	(455,159)	—
Distributions to Class B Shareholders from:
Net investment income	(19,380)	(13,370)	—	(49)
Net realized gains on investments	—	—	(3,534)	—
Distributions to Class C Shareholders from:
Net investment income	(607)	—	(7)	—
Net realized gains on investments	—	—	(229)	—
Distributions to Institutional Class Shareholders from:
Net investment income	(13,237,951)	(5,401,331)	(3,295,582)	(1,165,898)
Net realized gains on investments	—	—	(2,971,536)	—
Distributions to Service Class Shareholders from:
Net investment income	(4,915,272)	(3,281,327)	—	—
Distributions to Institutional Service Class Shareholders from:
Net investment income	(759,266)	(564,817)	—	—
Distributions to Local Fund Shareholders from:
Net investment income	(1,378)	(1,148)	—	—

Change in net assets from shareholder distributions	(19,013,241)	(9,315,809)	(6,909,195)	(1,268,433)

Change in net assets from capital transactions	656,502,224	401,229,702	277,368,892	130,541,811

Change in net assets	753,791,569	549,172,300	308,964,016	183,753,705
Net Assets:
Beginning of period	1,098,964,206	549,791,906	286,968,591	103,214,886

End of period	$1,852,755,775	$1,098,964,206	$595,932,607	$286,968,591

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore Small Cap
	Index Fund
	Year Ended	Year Ended
	October 31, 2004	October 31, 2003

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$1,793,646	$735,267
Net realized gains (losses) on investment and futures transactions	14,224,436	3,741,724
Net change in unrealized appreciation/depreciation on investments and futures	4,487,848	26,652,394

Change in net assets resulting from operations	20,505,930	31,129,385

Distributions to Class A Shareholders from:
Net investment income	(287,052)	(108,894)
Net realized gains on investments	(802,932)	—
Distributions to Class B Shareholders from:
Net investment income	(6)	(116)
Net realized gains on investments	(4,908)	—
Distributions to Class C Shareholders from:
Net investment income	(18)	—
Net realized gains on investments	(343)	—
Distributions to Institutional Class Shareholders from:
Net investment income	(1,326,145)	(540,240)
Net realized gains on investments	(1,892,332)	—
Distributions to Service Class Shareholders from:
Net investment income	—	—
Distributions to Institutional Service Class Shareholders from:
Net investment income	—	—
Distributions to Local Fund Shareholders from:
Net investment income	—	—

Change in net assets from shareholder distributions	(4,313,736)	(649,250)

Change in net assets from capital transactions	114,765,029	67,621,008

Change in net assets	130,957,223	98,101,143
Net Assets:
Beginning of period	142,516,519	44,415,376

End of period	$273,473,742	$142,516,519

See notes to financial statements.

2004 Annual Report 95

Index Series

Statements of Changes in Net Assets

	Gartmore International Index Fund		Gartmore Bond Index Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2004	October 31, 2003	October 31, 2004	October 31, 2003

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$12,496,942	$4,512,567	$28,396,698	$11,874,597
Net realized gains (losses) on investment, futures, swaps and foreign currency transactions	12,656,265	4,116,133	2,967,606	1,751,890
Net change in unrealized appreciation/depreciation on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	68,963,585	57,935,263	11,512,393	(1,002,957)

Change in net assets resulting from operations	94,116,792	66,563,963	42,876,697	12,623,530

Distributions to Class A Shareholders from:
Net investment income	(311,725)	(253,106)	(1,379,130)	(1,681,042)
Net realized gains on investments	(3,274)	—	—	(46,646)
Distributions to Class B Shareholders from:
Net investment income	(1,045)	(1,222)	(9,948)	(3,112)
Net realized gains on investments	(24)	—	—	(32)
Distributions to Institutional Class Shareholders from:
Net investment income	(10,010,686)	(4,721,725)	(28,789,702)	(12,615,132)
Net realized gains on investments	(77,718)	—	—	(246,690)

Change in net assets from shareholder distributions	(10,404,472)	(4,976,053)	(30,178,780)	(14,592,654)

Change in net assets from capital transactions	429,465,827	182,494,474	456,683,198	302,227,401

Change in net assets	513,178,147	244,082,384	469,381,115	300,258,277
Net Assets:
Beginning of period	376,213,754	132,131,370	523,873,976	223,615,699

End of period	$889,391,901	$376,213,754	$993,255,091	$523,873,976

See notes to financial statements.

96 Annual Report 2004

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore S&P 500 Index Fund

					Distributions
		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from	Net	Net		Net Asset
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	$12.73	0.05	(0.24)	(0.19)	(0.08)	—	(0.08)	$12.46	5.71%	(f)
Year Ended October 31, 2001	$12.46	0.06	(3.17)	(3.11)	(0.06)	(0.17)	(0.23)	$9.12	(25.24%	)
Year Ended October 31, 2002	$9.12	0.09	(1.50)	(1.41)	(0.09)	—	(0.09)	$7.62	(15.62%	)
Year Ended October 31, 2003	$7.62	0.10	1.41	1.51	(0.09)	—	(0.09)	$9.04	20.03%
Year Ended October 31, 2004	$9.04	0.11	0.70	0.81	(0.11)	—	(0.11)	$9.74	8.99%
Class B Shares
Period Ended October 31, 2000 (d)	$12.73	(0.01)	(0.25)	(0.26)	(0.05)	—	(0.05)	$12.42	5.17%	(f)
Year Ended October 31, 2001	$12.42	0.01	(3.16)	(3.15)	(0.01)	(0.17)	(0.18)	$9.09	(25.65%	)
Year Ended October 31, 2002	$9.09	0.03	(1.50)	(1.47)	(0.03)	—	(0.03)	$7.59	(16.24%	)
Year Ended October 31, 2003	$7.59	0.04	1.41	1.45	(0.04)	—	(0.04)	$9.00	19.14%
Year Ended October 31, 2004	$9.00	0.05	0.69	0.74	(0.04)	—	(0.04)	$9.70	8.23%
Class C Shares
Period Ended October 31, 2003 (e)	$8.83	—	0.18	0.18	—	—	—	$9.01	2.04%	(f)
Year Ended October 31, 2004	$9.01	0.05	0.67	0.72	(0.06)	—	(0.06)	$9.67	8.06%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$12.73	0.09	(0.25)	(0.16)	(0.08)	—	(0.08)	$12.49	6.01%	(f)
Year Ended October 31, 2001	$12.49	0.11	(3.17)	(3.06)	(0.11)	(0.17)	(0.28)	$9.15	(24.84%	)
Year Ended October 31, 2002	$9.15	0.11	(1.51)	(1.40)	(0.11)	—	(0.11)	$7.64	(15.44%	)
Year Ended October 31, 2003	$7.64	0.11	1.43	1.54	(0.11)	—	(0.11)	$9.07	20.39%
Year Ended October 31, 2004	$9.07	0.13	0.70	0.83	(0.13)	—	(0.13)	$9.77	8.86%
Service Class Shares
Year Ended October 31, 2000	$11.91	0.07	0.56	0.63	(0.07)	(0.02)	(0.09)	$12.45	5.25%
Year Ended October 31, 2001	$12.45	0.07	(3.17)	(3.10)	(0.07)	(0.17)	(0.24)	$9.11	(25.22%	)
Year Ended October 31, 2002	$9.11	0.08	(1.50)	(1.42)	(0.08)	—	(0.08)	$7.61	(15.73%	)
Year Ended October 31, 2003	$7.61	0.09	1.41	1.50	(0.08)	—	(0.08)	$9.03	19.89%
Year Ended October 31, 2004	$9.03	0.11	0.69	0.80	(0.10)	—	(0.10)	$9.73	9.24%
Institutional Service Class Shares
Year Ended October 31, 2000	$11.94	0.08	0.56	0.64	(0.08)	(0.02)	(0.10)	$12.48	5.37%
Year Ended October 31, 2001	$12.48	0.08	(3.17)	(3.09)	(0.08)	(0.17)	(0.25)	$9.14	(25.04%	)
Year Ended October 31, 2002	$9.14	0.09	(1.50)	(1.41)	(0.09)	—	(0.09)	$7.64	(15.56%	)
Year Ended October 31, 2003	$7.64	0.10	1.42	1.52	(0.09)	—	(0.09)	$9.07	20.11%
Year Ended October 31, 2004	$9.07	0.12	0.69	0.81	(0.11)	—	(0.11)	$9.77	9.14%
Local Fund Shares
Year Ended October 31, 2000	$11.95	0.11	0.54	0.65	(0.10)	(0.02)	(0.12)	$12.48	5.43%
Year Ended October 31, 2001	$12.48	0.07	(3.14)	(3.07)	(0.07)	(0.17)	(0.24)	$9.17	(24.91%	)
Year Ended October 31, 2002	$9.17	0.11	(1.52)	(1.41)	(0.10)	—	(0.10)	$7.66	(15.47%	)
Year Ended October 31, 2003	$7.66	0.12	1.42	1.54	(0.11)	—	(0.11)	$9.09	20.26%
Year Ended October 31, 2004	$9.09	0.14	0.69	0.83	(0.13)	—	(0.13)	$9.79	8.85%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$2,214	0.63%	(g)	0.47%	(g)	0.88%	(g)	0.22%	(g)	9.72%
Year Ended October 31, 2001	$3,237	0.63%		0.70%		1.03%		0.30%		1.85%
Year Ended October 31, 2002	$3,942	0.52%		1.06%		0.61%		0.97%		3.06%
Year Ended October 31, 2003	$5,795	0.48%		1.28%		0.56%		1.21%		1.30%
Year Ended October 31, 2004	$7,822	0.50%		1.18%		0.54%		1.13%		1.71%
Class B Shares
Period Ended October 31, 2000 (d)	$987	1.23%	(g)	(0.12%	) (g)	2.05%	(g)	(0.94%	) (g)	9.72%
Year Ended October 31, 2001	$1,879	1.23%		0.11%		2.21%		(0.87%	)	1.85%
Year Ended October 31, 2002	$2,423	1.23%		0.35%		1.39%		0.19%		3.06%
Year Ended October 31, 2003	$3,713	1.23%		0.54%		1.30%		0.47%		1.30%
Year Ended October 31, 2004	$4,820	1.23%		0.45%		1.27%		0.41%		1.71%
Class C Shares
Period Ended October 31, 2003 (e)	$10	1.23%	(g)	0.48%	(g)	1.23%	(g)	0.48%	(g)	1.30%
Year Ended October 31, 2004	$250	1.23%		0.46%		1.27%		0.42%		1.71%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$92,190	0.23%	(g)	0.83%	(g)	0.30%	(g)	0.76%	(g)	9.72%
Year Ended October 31, 2001	$107,955	0.23%		1.10%		0.29%		1.04%		1.85%
Year Ended October 31, 2002	$235,333	0.23%		1.37%		0.33%		1.27%		3.06%
Year Ended October 31, 2003	$620,598	0.23%		1.52%		0.30%		1.45%		1.30%
Year Ended October 31, 2004	$1,247,061	0.23%		1.45%		0.27%		1.41%		1.71%
Service Class Shares
Year Ended October 31, 2000	$189,443	0.63%		0.54%		0.70%		0.47%		9.72%
Year Ended October 31, 2001	$233,943	0.63%		0.70%		0.69%		0.64%		1.85%
Year Ended October 31, 2002	$266,515	0.63%		0.94%		0.72%		0.85%		3.06%
Year Ended October 31, 2003	$413,554	0.63%		1.14%		0.70%		1.06%		1.30%
Year Ended October 31, 2004	$523,127	0.63%		1.05%		0.67%		1.01%		1.71%
Institutional Service Class Shares
Year Ended October 31, 2000	$31,917	0.48%		0.69%		0.55%		0.62%		9.72%
Year Ended October 31, 2001	$35,097	0.48%		0.84%		0.54%		0.78%		1.85%
Year Ended October 31, 2002	$41,498	0.48%		1.09%		0.57%		1.00%		3.06%
Year Ended October 31, 2003	$55,197	0.48%		1.29%		0.55%		1.21%		1.30%
Year Ended October 31, 2004	$69,569	0.48%		1.21%		0.52%		1.16%		1.71%
Local Fund Shares
Year Ended October 31, 2000	$10,555	0.35%		0.84%		0.38%		0.81%		9.72%
Year Ended October 31, 2001	$96	0.35%		0.94%		0.37%		0.92%		1.85%
Year Ended October 31, 2002	$81	0.31%		1.25%		0.39%		1.17%		3.06%
Year Ended October 31, 2003	$97	0.30%		1.47%		0.37%		1.40%		1.30%
Year Ended October 31, 2004	$106	0.30%		1.38%		0.34%		1.34%		1.71%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(f)	Not annualized.
(g)	Annualized.

See notes to financial statements.

2004 Annual Report 97

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Index Series

Gartmore Mid Cap Market Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	1.76	1.85
Year Ended October 31, 2001	$11.77	0.07	(1.50)	(1.43)
Year Ended October 31, 2002	$9.79	0.04	(0.59)	(0.55)
Year Ended October 31, 2003	$9.19	0.04	2.68	2.72
Year Ended October 31, 2004	$11.87	0.05	1.13	1.18
Class B Shares
Period Ended October 31, 2001 (e)	$11.62	—	(1.83)	(1.83)
Year Ended October 31, 2002	$9.74	(0.01)	(0.58)	(0.59)
Year Ended October 31, 2003	$9.13	(0.02)	2.66	2.64
Year Ended October 31, 2004	$11.77	(0.02)	1.12	1.10
Class C Shares
Period Ended October 31, 2003 (f)	$11.43	—	0.33	0.33
Year Ended October 31, 2004	$11.76	(0.02)	1.12	1.10
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.14	1.76	1.90
Year Ended October 31, 2001	$11.80	0.10	(1.49)	(1.39)
Year Ended October 31, 2002	$9.84	0.08	(0.58)	(0.50)
Year Ended October 31, 2003	$9.25	0.08	2.70	2.78
Year Ended October 31, 2004	$11.95	0.11	1.13	1.24

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.08)	—	(0.08)	$11.77	18.51%	(g)
Year Ended October 31, 2001	(0.08)	(0.47)	(0.55)	$9.79	(12.57%	)
Year Ended October 31, 2002	(0.05)	—	(0.05)	$9.19	(5.67%	)
Year Ended October 31, 2003	(0.04)	—	(0.04)	$11.87	29.72%
Year Ended October 31, 2004	(0.04)	(0.12)	(0.16)	$12.89	10.07%
Class B Shares
Period Ended October 31, 2001 (e)	—	(0.05)	(0.05)	$9.74	(16.05%	) (g)
Year Ended October 31, 2002	(0.02)	—	(0.02)	$9.13	(6.13%	)
Year Ended October 31, 2003	—	—	—	$11.77	28.96%
Year Ended October 31, 2004	—	(0.12)	(0.12)	$12.75	9.44%
Class C Shares
Period Ended October 31, 2003 (f)	—	—	—	$11.76	2.89%	(g)
Year Ended October 31, 2004	—	(0.12)	(0.12)	$12.74	9.48%
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.10)	—	(0.10)	$11.80	19.03%	(g)
Year Ended October 31, 2001	(0.10)	(0.47)	(0.57)	$9.84	(12.17%	)
Year Ended October 31, 2002	(0.09)	—	(0.09)	$9.25	(5.19%	)
Year Ended October 31, 2003	(0.08)	—	(0.08)	$11.95	30.21%
Year Ended October 31, 2004	(0.11)	(0.12)	(0.23)	$12.96	10.47%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$3,049	0.81%	(h)	0.95%	(h)	3.12%	(h)	(1.36%	) (h)	35.19%
Year Ended October 31, 2001	$9,028	0.81%		0.56%		1.27%		0.10%		119.76%
Year Ended October 31, 2002	$19,002	0.73%		0.42%		0.83%		0.32%		15.82%
Year Ended October 31, 2003	$38,693	0.71%		0.48%		0.82%		0.37%		8.26%
Year Ended October 31, 2004	$65,059	0.70%		0.50%		0.77%		0.44%		15.75%
Class B Shares
Period Ended October 31, 2001 (e)	$6	1.41%	(h)	(0.38%	) (h)	3.66%	(h)	(2.63%	) (h)	119.76%
Year Ended October 31, 2002	$86	1.32%		(0.16%	)	1.44%		(0.28%	)	15.82%
Year Ended October 31, 2003	$295	1.31%		(0.13%	)	1.42%		(0.25%	)	8.26%
Year Ended October 31, 2004	$657	1.31%		(0.10%	)	1.37%		(0.17%	)	15.75%
Class C Shares
Period Ended October 31, 2003 (f)	$21	1.31%	(h)	0.16%	(h)	1.71%	(h)	(0.24%	) (h)	8.26%
Year Ended October 31, 2004	$26	1.31%		(0.10%	)	1.38%		(0.17%	)	15.75%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$7,957	0.31%	(h)	1.49%	(h)	2.76%	(h)	(0.96%	) (h)	35.19%
Year Ended October 31, 2001	$26,719	0.31%		1.08%		1.00%		0.39%		119.76%
Year Ended October 31, 2002	$84,128	0.31%		0.84%		0.44%		0.71%		15.82%
Year Ended October 31, 2003	$247,960	0.31%		0.87%		0.42%		0.76%		8.26%
Year Ended October 31, 2004	$530,191	0.31%		0.89%		0.37%		0.83%		15.75%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)	Not annualized.
(h)	Annualized.

See notes to financial statements.

98 Annual Report 2004

Gartmore Small Cap Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.07	(0.34)	(0.27)
Year Ended October 31, 2001	$9.67	0.07	(1.32)	(1.25)
Year Ended October 31, 2002	$8.34	0.05	(1.07)	(1.02)
Year Ended October 31, 2003	$7.27	0.05	2.98	3.03
Year Ended October 31, 2004	$10.25	0.06	1.06	1.12
Class B Shares
Period Ended October 31, 2002 (e)	$8.84	0.03	(1.59)	(1.56)
Year Ended October 31, 2003	$7.25	—	2.97	2.97
Year Ended October 31, 2004	$10.21	(0.01)	1.05	1.04
Class C Shares
Period Ended October 31, 2003 (f)	$9.91	—	0.29	0.29
Year Ended October 31, 2004	$10.20	—	1.06	1.06
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	(0.32)	(0.23)
Year Ended October 31, 2001	$9.70	0.11	(1.32)	(1.21)
Year Ended October 31, 2002	$8.38	0.08	(1.06)	(0.98)
Year Ended October 31, 2003	$7.32	0.08	3.00	3.08
Year Ended October 31, 2004	$10.32	0.10	1.09	1.19

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.06)	—	(0.06)	$9.67	(2.71%	) (g)
Year Ended October 31, 2001	(0.08)	—	(0.08)	$8.34	(12.95%	)
Year Ended October 31, 2002	(0.05)	—	(0.05)	$7.27	(12.29%	)
Year Ended October 31, 2003	(0.05)	—	(0.05)	$10.25	41.89%
Year Ended October 31, 2004	(0.05)	(0.17)	(0.22)	$11.15	11.08%
Class B Shares
Period Ended October 31, 2002 (e)	(0.03)	—	(0.03)	$7.25	(17.68%	) (g)
Year Ended October 31, 2003	(0.01)	—	(0.01)	$10.21	40.98%
Year Ended October 31, 2004	—	(0.17)	(0.17)	$11.08	10.28%
Class C Shares
Period Ended October 31, 2003 (f)	—	—	—	$10.20	2.93%	(g)
Year Ended October 31, 2004	(0.01)	(0.17)	(0.18)	$11.08	10.48%
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.07)	—	(0.07)	$9.70	(2.30%	) (g)
Year Ended October 31, 2001	(0.11)	—	(0.11)	$8.38	(12.54%	)
Year Ended October 31, 2002	(0.08)	—	(0.08)	$7.32	(11.80%	)
Year Ended October 31, 2003	(0.08)	—	(0.08)	$10.32	42.49%
Year Ended October 31, 2004	(0.10)	(0.17)	(0.27)	$11.24	11.51%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$32	0.79%	(h)	1.00%	(h)	329.04%	(h)	(327.25%	) (h)	48.27%
Year Ended October 31, 2001	$4,098	0.79%		0.75%		1.64%		(0.10%	)	50.19%
Year Ended October 31, 2002	$11,079	0.71%		0.71%		0.97%		0.45%		34.77%
Year Ended October 31, 2003	$42,343	0.69%		0.61%		0.83%		0.47%		25.63%
Year Ended October 31, 2004	$62,688	0.69%		0.56%		0.77%		0.48%		24.10%
Class B Shares
Period Ended October 31, 2002 (e)	$89	1.29%	(h)	0.15%	(h)	1.55%	(h)	(0.11%	) (h)	34.77%
Year Ended October 31, 2003	$249	1.29%		0.04%		1.44%		(0.11%	)	25.63%
Year Ended October 31, 2004	$424	1.29%		(0.04%	)	1.37%		(0.12%	)	24.10%
Class C Shares
Period Ended October 31, 2003 (f)	$21	1.29%	(h)	0.07%	(h)	1.38%	(h)	(0.02%	) (h)	25.63%
Year Ended October 31, 2004	$39	1.29%		(0.04%	)	1.37%		(0.12%	)	24.10%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$2,301	0.29%	(h)	1.69%	(h)	19.76%	(h)	(17.78%	) (h)	48.27%
Year Ended October 31, 2001	$11,366	0.29%		1.30%		1.94%		(0.35%	)	50.19%
Year Ended October 31, 2002	$33,247	0.29%		1.14%		0.58%		0.85%		34.77%
Year Ended October 31, 2003	$99,904	0.29%		1.04%		0.44%		0.89%		25.63%
Year Ended October 31, 2004	$210,322	0.29%		0.97%		0.37%		0.88%		24.10%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)	Not annualized.
(h)	Annualized.

See notes to financial statements.

2004 Annual Report 99

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Index Series

Gartmore International Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.06	(1.36)	(1.30)
Year Ended October 31, 2001	$8.65	0.08	(2.28)	(2.20)
Year Ended October 31, 2002	$6.37	0.08	(1.06)	(0.98)
Year Ended October 31, 2003	$5.31	0.09	1.25	1.34
Year Ended October 31, 2004	$6.55	0.10	1.07	1.17
Class B Shares
Period Ended October 31, 2000 (d)	$10.00	0.02	(1.38)	(1.36)
Year Ended October 31, 2001	$8.62	0.04	(2.30)	(2.26)
Year Ended October 31, 2002	$6.32	0.03	(1.04)	(1.01)
Year Ended October 31, 2003	$5.26	0.06	1.24	1.30
Year Ended October 31, 2004	$6.48	0.06	1.05	1.11
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	(1.35)	(1.26)
Year Ended October 31, 2001	$8.66	0.10	(2.29)	(2.19)
Year Ended October 31, 2002	$6.37	0.09	(1.04)	(0.95)
Year Ended October 31, 2003	$5.32	0.11	1.25	1.36
Year Ended October 31, 2004	$6.56	0.12	1.08	1.20

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net			Net Asset
	Investment	Realized		Total	Value, End	Total
	Income	Gains		Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.05)	—		(0.05)	$8.65	(13.03%)	(e)
Year Ended October 31, 2001	(0.08)	—		(0.08)	$6.37	(25.44%)
Year Ended October 31, 2002	(0.08)	—		(0.08)	$5.31	(15.65%)
Year Ended October 31, 2003	(0.10)	—		(0.10)	$6.55	25.51%
Year Ended October 31, 2004	(0.09)	—	(g)	(0.09)	$7.63	18.01%
Class B Shares
Period Ended October 31, 2000 (d)	(0.02)	—		(0.02)	$8.62	(13.62%)	(e)
Year Ended October 31, 2001	(0.04)	—		(0.04)	$6.32	(26.17%)
Year Ended October 31, 2002	(0.05)	—		(0.05)	$5.26	(16.12%)
Year Ended October 31, 2003	(0.08)	—		(0.08)	$6.48	24.88%
Year Ended October 31, 2004	(0.05)	—	(g)	(0.05)	$7.54	17.21%
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.08)	—		(0.08)	$8.66	(12.65%)	(e)
Year Ended October 31, 2001	(0.10)	—		(0.10)	$6.37	(25.28%)
Year Ended October 31, 2002	(0.10)	—		(0.10)	$5.32	(15.20%)
Year Ended October 31, 2003	(0.12)	—		(0.12)	$6.56	25.90%
Year Ended October 31, 2004	(0.12)	—	(g)	(0.12)	$7.64	18.43%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$230	0.86%	(f)	1.01%	(f)	49.77%	(f)	(47.90%	) (f)	5.66%
Year Ended October 31, 2001	$10,877	0.86%		1.17%		3.97%		(1.94%	)	30.18%
Year Ended October 31, 2002	$12,549	0.79%		1.15%		0.96%		0.98%		32.45%
Year Ended October 31, 2003	$16,404	0.75%		1.71%		0.88%		1.58%		7.71%
Year Ended October 31, 2004	$34,183	0.76%		1.57%		0.82%		1.51%		7.62%
Class B Shares
Period Ended October 31, 2000 (d)	$53	1.46%	(f)	0.39%	(f)	63.29%	(f)	(61.44%	) (f)	5.66%
Year Ended October 31, 2001	$59	1.46%		0.42%		7.41%		(5.53%	)	30.18%
Year Ended October 31, 2002	$80	1.39%		0.64%		1.72%		0.31%		32.45%
Year Ended October 31, 2003	$105	1.36%		1.03%		1.48%		0.90%		7.71%
Year Ended October 31, 2004	$159	1.36%		0.98%		1.42%		0.92%		7.62%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$2,858	0.36%	(f)	1.16%	(f)	8.18%	(f)	(6.66%	) (f)	5.66%
Year Ended October 31, 2001	$32,422	0.36%		1.42%		2.60%		(0.82%	)	30.18%
Year Ended October 31, 2002	$119,502	0.36%		1.66%		0.56%		1.46%		32.45%
Year Ended October 31, 2003	$359,705	0.36%		1.99%		0.48%		1.87%		7.71%
Year Ended October 31, 2004	$855,050	0.36%		1.99%		0.42%		1.93%		7.62%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	Not annualized.
(f)	Annualized.
(g)	The amount is less than $0.005.

See notes to financial statements.

100 Annual Report 2004

Gartmore Bond Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.50	0.08	0.58
Year Ended October 31, 2001	$10.08	0.57	0.93	1.50
Year Ended October 31, 2002	$10.93	0.47	0.05	0.52
Year Ended October 31, 2003	$10.96	0.34	0.09	0.43
Year Ended October 31, 2004	$10.98	0.36	0.17	0.53
Class B Shares
Period Ended October 31, 2001 (e)	$10.75	0.02	0.18	0.20
Year Ended October 31, 2002	$10.93	0.41	0.05	0.46
Year Ended October 31, 2003	$10.96	0.29	0.07	0.36
Year Ended October 31, 2004	$10.98	0.30	0.17	0.47
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.54	0.09	0.63
Year Ended October 31, 2001	$10.09	0.63	0.91	1.54
Year Ended October 31, 2002	$10.92	0.52	0.05	0.57
Year Ended October 31, 2003	$10.95	0.39	0.09	0.48
Year Ended October 31, 2004	$10.98	0.41	0.17	0.58

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.50)	—	(0.50)	$10.08	5.92%	(f)
Year Ended October 31, 2001	(0.57)	(0.08)	(0.65)	$10.93	15.28%
Year Ended October 31, 2002	(0.48)	(0.01)	(0.49)	$10.96	5.01%
Year Ended October 31, 2003	(0.40)	(0.01)	(0.41)	$10.98	3.96%
Year Ended October 31, 2004	(0.38)	—	(0.38)	$11.13	4.94%
Class B Shares
Period Ended October 31, 2001 (e)	(0.02)	—	(0.02)	$10.93	1.85%	(f)
Year Ended October 31, 2002	(0.42)	(0.01)	(0.43)	$10.96	4.38%
Year Ended October 31, 2003	(0.33)	(0.01)	(0.34)	$10.98	3.34%
Year Ended October 31, 2004	(0.32)	—	(0.32)	$11.13	4.32%
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.54)	—	(0.54)	$10.09	6.47%	(f)
Year Ended October 31, 2001	(0.63)	(0.08)	(0.71)	$10.92	15.71%
Year Ended October 31, 2002	(0.53)	(0.01)	(0.54)	$10.95	5.46%
Year Ended October 31, 2003	(0.44)	(0.01)	(0.45)	$10.98	4.47%
Year Ended October 31, 2004	(0.43)	—	(0.43)	$11.13	5.36%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$8,352	0.81%	(g)	6.06%	(g)	3.48%	(g)	3.39%	(g)	35.74%
Year Ended October 31, 2001	$9,693	0.81%		5.04%		1.12%		4.73%		150.27%
Year Ended October 31, 2002	$38,447	0.72%		4.29%		0.84%		4.17%		124.75%
Year Ended October 31, 2003	$42,292	0.71%		3.07%		0.82%		2.96%		139.66%
Year Ended October 31, 2004	$40,757	0.71%		3.25%		0.77%		3.19%		151.56%
Class B Shares
Period Ended October 31, 2001 (e)	$10	1.41%	(g)	3.05%	(g)	1.63%	(g)	2.83%	(g)	150.27%
Year Ended October 31, 2002	$28	1.33%		3.69%		1.44%		3.58%		124.75%
Year Ended October 31, 2003	$256	1.31%		2.10%		1.41%		2.00%		139.66%
Year Ended October 31, 2004	$457	1.31%		2.70%		1.37%		2.65%		151.56%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$3,763	0.31%	(g)	6.49%	(g)	10.87%	(g)	(4.07%	) (g)	35.74%
Year Ended October 31, 2001	$45,750	0.31%		5.51%		1.10%		4.72%		150.27%
Year Ended October 31, 2002	$185,141	0.31%		4.67%		0.45%		4.53%		124.75%
Year Ended October 31, 2003	$481,326	0.31%		3.34%		0.42%		3.23%		139.66%
Year Ended October 31, 2004	$952,042	0.31%		3.69%		0.37%		3.63%		151.56%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)	Not annualized.
(g)	Annualized.

See notes to financial statements.

2004 Annual Report 101

NorthPointe Small Cap Growth Fund

From its inception on Sept. 29, 2004, through Oct. 31, 2004, the NorthPointe Small Cap Growth Fund returned 1.20% (Class A at NAV) versus 0.27% for its benchmark, the Russell 2000® Growth Index.

From a macroeconomic perspective, the economy is slowing into a more normalized growth curve. Corporate profits are, therefore, not expected to be as strong during the next reporting period as they have been during the period ending October 31, 2004. Furthermore, the markets continue to watch closely the war in Iraq, the effect of high energy prices on consumers, the uneven job picture and interest rates. With these factors as a backdrop, we believe that the next reporting period will turn out to be a stock-picker’s market as the major indexes are likely to produce modest gains. This type of environment works to our advantage, since small-cap stocks tend to be overlooked and underfollowed, which creates opportunities for investors who are focused on fundamentals and quality companies. However, working against us is the shift in investors’ preferred market-cap range. During the past five years, small-cap stocks have outperformed large-cap stocks, but this leadership is changing, as we are beginning to see signs of large-cap leadership.

The driving force behind this Fund’s investment philosophy is stock selection. From time to time, we may consider our relative benchmark weightings and the weightings of particular stocks, but these issues are secondary to our primary objective of finding the best-in-class companies within their respective industries. We do not give in to the temptation to follow the latest trend or chase the hottest sector. We primarily focus on earnings-positive companies. Only rarely will we buy a company that does not have earnings.

Although we maintain a well-diversified portfolio of stocks, our bottom-up approach to finding stocks is the key to our success. Our results for the reporting period validate this process. Of our 93 basis points (0.93%) of outperformance, 64 came from stock selection, or 69% of the total. The remaining basis points of outperformance came from industry selection. Our stock selection in consumer discretionary (68 basis points) and consumer staples (55 basis points) were particularly noteworthy. In fact, two of our top-performing stocks during the period, Bebe Stores, Inc. and NBTY, Inc., were in these two sectors. On a total contribution basis, only health care stands out as a poor performer, down 88 basis points during the period. Three of our bottom-performing stocks, Align Technology, Inc.; Merit Medical Systems, Inc.; and Option Care, Inc. were health-care stocks. A pillar of our investment philosophy incorporates a “cockroach” theory, which holds that the first negative event that occurs generally is not the last. In staying true to the Fund’s philosophy, we sold these stocks during the period in order to minimize Fund exposure in this area.

Portfolio Managers: Carl Wilk and Karl Knas

Class A: GNSAX
Class B: GNSBX
Class C: GNSCX
Class R: GNPRX
Institutional Service Class: GNSIX
Institutional Class: GNSSX

102 Annual Report 2004

NorthPointe Small Cap Growth Fund
Fund Performance

Average Annual Total Return

(For Periods Ended October 31, 2004)

		Inception[1]

Class A	without sales charge[2]	4.70%
	with sales charge[3]	-1.32%

Class B	without sales charge[2]	4.60%
	with sales charge[4]	-0.40%

Class C	without sales charge[2]	4.60%
	with sales charge[5]	3.60%

Class R2		4.60%

Institutional Class[2]		4.70%

Institutional Service Class[2]		4.70%

[1]	Fund commenced operations on September 29, 2004.

[2]	Not subject to any sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[5]	A CDSC of 1.00% was deducted because it is charged when you sell Class C shares within the first year after purchase.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in the Class A of the NorthPointe Small Cap Growth Fund, Russell 2000 Growth Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged

(a)	The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

*	The Shareholder Expense Example is not required for Funds operational less than six months.

2004 Annual Report 103

NorthPointe Small Cap Growth Fund

Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stocks	93.3%
Other Assets in excess of Liabilities	6.7%

100.0%

Top Industries

Retail	13.2%
Healthcare	6.9%
Pharmaceuticals	6.6%
Financial Services	6.1%
Electronics	5.7%
Lasers	5.3%
Business Services	4.4%
Telecommunications	4.4%
Semiconductors	3.7%
Banks	3.6%
Other Industries	40.1%

100.0%

Top Holdings

Metrologic Instruments, Inc.	2.2%
Westell Technologies, Inc.	2.0%
Charles River Associates, Inc.	1.9%
Engineered Support Systems, Inc.	1.9%
Jos. A. Bank Clothiers, Inc.	1.9%
Option Care, Inc.	1.8%
West Pharmaceutical Services, Inc.	1.8%
Duratek, Inc.	1.8%
K2, Inc.	1.8%
Rofin-Sinar Technologies, Inc.	1.8%
Other Holdings	81.1%

100.0%

104 Annual Report 2004

Statement of Investments
October 31, 2004

NorthPointe Small Cap Growth Fund

Common Stocks (93.3%)

	Shares or
	Principal Amount	Value

Aerospace/Defense (1.1%)
Moog, Inc., Class A (b)	15,000	$562,950

Banks (3.6%)
East West Bancorp, Inc.	20,000	800,800
Royal Bancshares of Pennsylvania, Inc., Class A	5,100	136,680
Wintrust Financial Corp.	15,000	855,000

		1,792,480

Business Services (4.4%)
Charles River Associates, Inc. (b)	24,000	964,320
Kforce, Inc. (b)	50,000	529,500
Labor Ready, Inc. (b)	50,000	717,500

		2,211,320

Computer Software (2.6%)
QAD, Inc.	60,600	462,984
SS&C Technologies, Inc.	35,000	827,400

		1,290,384

Computer Software & Services (1.2%)
Intergraph Corp. (b)	23,100	575,999

Consumer Products (3.6%)
Central Garden & Pet Co. (b)	25,000	893,000
Jarden Corp. (b)	25,000	878,000

		1,771,000

Diversified Manufacturing (2.2%)
Actuant Corp. (b)	17,000	674,390
Jacuzzi Brands, Inc. (b)	50,000	432,500

		1,106,890

Electronics (5.7%)
Cubic Corp.	35,000	770,000
Cyberoptics Corp. (b)	39,500	430,550
Engineered Support Systems, Inc.	20,000	960,800
TTM Technologies, Inc. (b)	75,000	702,375

		2,863,725

Financial Services (6.1%)
Collegiate Funding Services (b)	40,000	494,000
Commercial Capital Bancorp, Inc.	25,000	560,750
Euronet Worldwide, Inc. (b)	28,000	641,760
Piper Jaffray Companies, Inc. (b)	20,000	874,600
World Acceptance Corp. (b)	20,400	477,360

		3,048,470

Healthcare (6.9%)
HealthExtras, Inc. (b)	40,000	570,800
Matria Healthcare, Inc. (b)	20,000	624,400
Molina Healthcare, Inc. (b)	20,000	736,400
Option Care, Inc.	70,000	919,800
RehabCare Group, Inc. (b)	25,000	574,000

		3,425,400

Industrial Products & Equipment (2.9%)
Brady Corp., Class A	15,000	813,450
Photon Dynamics, Inc. (b)	35,000	640,500

		1,453,950

Insurance (0.6%)
Navigators Group, Inc. (The) (b)	10,100	297,849

Internet Security (2.7%)
Aladdin Knowledge Systems (b)	24,600	618,690
Websense, Inc. (b)	18,000	730,260

		1,348,950

Lasers (5.3%)
Excel Technology, Inc. (b)	24,500	617,890
Metrologic Instruments, Inc. (b)	60,000	1,119,000
Rofin-Sinar Technologies, Inc. (b)	30,000	899,100

		2,635,990

Machinery & Equipment (2.8%)
Lincoln Electric Holdings, Inc.	15,000	500,700
Lufkin Industries, Inc.	9,500	336,395
Newport Corp. (b)	50,000	564,500

		1,401,595

Medical Products (3.4%)
Advanced Medical Optics, Inc. (b)	20,000	782,000
West Pharmaceutical Services, Inc.	40,000	916,400

		1,698,400

Pharmaceuticals (6.6%)
Axcan Pharma, Inc. (b)	30,000	453,900
Bone Care International, Inc. (b)	30,000	688,950
First Horizon Pharmaceutical Corp. (b)	30,000	737,400
NBTY, Inc. (b)	30,000	826,200
Salix Pharmaceuticals Ltd. (b)	35,000	561,050

		3,267,500

Retail (13.2%)
A.C. Moore Arts & Crafts, Inc. (b)	25,000	644,125
Bebe Stores, Inc.	20,000	617,400
Fossil, Inc. (b)	25,000	744,000
Guess?, Inc. (b)	40,000	668,000
Guitar Center, Inc. (b)	15,000	669,450

2004 Annual Report 105

Statement of Investments (Continued)
October 31, 2004

NorthPointe Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Retail (continued)
Jos. A. Bank Clothiers, Inc. (b)	30,000	$952,200
K2, Inc. (b)	56,000	908,320
Quiksilver, Inc. (b)	30,000	817,500
Tractor Supply Co. (b)	15,000	544,200

		6,565,195

Semiconductors (3.7%)
02Micro International Ltd. (b)	42,000	510,720
Axcelis Technologies, Inc. (b)	60,000	516,000
Diodes, Inc. (b)	700	20,460
Omnivision Technologies, Inc. (b)	50,000	795,000

		1,842,180

Telecommunications (4.4%)
Alvarion Ltd. (b)	40,000	536,000
Digi International, Inc. (b)	50,000	684,500
Westell Technologies, Inc. (b)	175,000	981,750

		2,202,250

Textile - Apparel (1.7%)
DHB Industries, Inc. (b)	60,000	829,200

Transportation (1.2%)
Celadon Group, Inc. (b)	29,813	579,863

Veterinary Diagnostics (1.4%)
VCA Antech, Inc. (b)	30,000	672,600

Waste Management (1.8%)
Duratek, Inc. (b)	45,000	910,125

Wholesale Distribution (2.8%)
Navarre Corp. (b)	40,000	600,000
ScanSource, Inc. (b)	13,000	805,090

		1,405,090

X-Ray Equipment (1.4%)
Hologic, Inc. (b)	35,000	702,800

Total Common Stocks		46,462,155

Repurchase Agreements (0.0%)

	Shares or
	Principal Amount	Value

CS First Boston, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $1,032 (Fully collateralized by U.S. Agency Securities and Treasury Notes)	$1,031	1,031
Nomura Securities, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $1,441 (Fully collateralized by U.S. Agency Securities and AA Corporate Bonds)	1,441	1,441

Total Repurchase Agreements		2,472

Total Investments (Cost $46,657,445) (a) — 93.3%		46,464,627
Other assets in excess of liabilities — 6.7%		3,333,434

NET ASSETS — 100.0%		$49,798,063

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

See notes to financial statements.

106 Annual Report 2004

NorthPointe Small Cap Value Fund

For the annual period ended Oct. 31, 2004, the NorthPointe Small Cap Value Fund returned 12.65% (Institutional Class at NAV) versus 11.73% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Core Funds was 12.93%.

The current reporting period has been challenging for value managers who focus on fundamentals, such as a company’s growth, revenues, earnings, management, and capital structure. Nonetheless, our investment objective remains the same: to buy, at attractive valuations, well-positioned companies in which we see tangible evidence of fundamental improvement. As a longer-term perspective, we are in the midst of some rare market moves, occurring less than 1% of the time over the equity market’s history, that have been in play since late 1999. First, many financial experts heralded the death of value investing as growth stocks rallied into 2000. Fortunately, except for brief, unsustainable rallies in the highly speculative areas of the market, value investing, in general, has made a comeback from the premature death watch.

Subsequently, however, there has been a shift to a “deep” value market that has generally rewarded cheap stocks with little or no fundamental progress, which are not in our investment purview. The move to deep value has been an even larger and rarer occurrence than the speculative move toward high growth stocks in the late 90s. Due to these conditions, we underperformed the benchmark for the reporting period.

Historically, we have sought to add value to the portfolio largely through stock selection. For the reporting period, stock selection was strong in the information technology and financial services sectors. Technology names Harris Corp. and Parametric Technology Corp. were particularly strong performers during the period. Harris Corp. made an acquisition in the third quarter of 2004 that strengthened the company’s leading market position in the broadcast segment. The company had an average weighting in the portfolio of 0.72% for the period, while Parametric Technology had an average weighting of 0.49%.
Conversely, stock selection was weaker in the health-care and materials and processing sectors. Health-care name Par Pharmaceutical Cos., Inc. experienced a tough year, despite strong management. The stock’s performance suffered as a result of sales declines in generic Paxil sales and the loss of two out of three patent challenges in court. Par Pharmaceutical had an average weighting in the portfolio of 0.71% during the period.

Fortunately, while market extremes, such as those we discussed above, always seem to persist longer than expected, they rarely usher in a new “paradigm” for investors. We believe that it’s just a matter of time before investors return to a more fundamentally focused investment discipline. As the next year unfolds, we expect to see investors pay closer attention to the fundamentals that we think are important for long-term investing success, and we believe that our discipline and style will yield favorable results.

Portfolio Managers: Jeffery Petherick and Mary Champagne

Institutional Class: NNSVX

2004 Annual Report 107

NorthPointe Small Cap Value Fund

Fund Performance

Average Annual Total Return

(For Periods Ended October 31, 2004)

	One year	Inception[1]

Institutional Class	12.65%	12.11%

There are no sales charges on the shares of the NorthPointe Small Cap Value Fund.

[1]	Fund commenced operations on June 29, 2000.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in the Institutional Class of the NorthPointe Small Cap Value Fund, Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

108 Annual Report 2004

NorthPointe Small Cap Value Fund
Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004. Per SEC requirements, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2004.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(October 31, 2004)

		Beginning	Ending
		Account Value,	Account Value,	Expenses Paid	Annualized
Small Cap Value Fund		5/1/04	10/31/04	During Period*	Expense Ratio

Institutional Class	Actual	$1,000	$1,044	$5.09	0.99%
	Hypothetical [1]	$1,000	$1,020	$5.04	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

[1]	Represents the hypothetical 5% annual return before expenses.

2004 Annual Report 109

NorthPointe Small Cap Value Fund

Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Common Stock	96.6%
Repurchase Agreements	2.2%
Other Investments*	27.4%
Other Liabilities in excess of Assets**	-26.2%

100.0%

*	Includes value of collateral received from securities lending.

**	Includes value of collateral owed from securities lending.

Top Industries

Real Estate Investment Trusts (REITS)	9.1%
Banks: Outside New York City	7.9%
Services: Commercial	3.4%
Communications Technology	3.4%
Savings & Loan	2.9%
Production Technology Equipment	2.7%
Utilities: Electrical	2.6%
Metal Fabricating	2.6%
Retail	2.5%
Utilities: Gas Distributors	2.4%
Other Industries	60.5%

100.0%

Top Holdings

Nationwide Health Properties, Inc.	1.3%
Southwestern Energy Co.	1.2%
Energen Corp.	1.2%
Cullen/ Frost Bankers, Inc.	1.2%
Energy Partners Ltd.	1.2%
Affiliated Managers Group, Inc.	1.2%
Westar Energy, Inc.	1.2%
NCO Group, Inc.	1.2%
Ashford Hospitality Trust	1.2%
Oshkosh Truck Corp.	1.1%
Other Holdings	88.0%

100.0%

110 Annual Report 2004

Statement of Investments
October 31, 2004

NorthPointe Small Cap Value Fund

Common Stocks (96.6%)

	Shares or
	Principal Amount	Value

Aerospace (1.6%)
Alliant Techsystems, Inc. (b)	2,000	$114,980
Orbital Sciences Corp. (b)	20,100	208,035
Teledyne Technologies, Inc. (b)	7,500	191,775

		514,790

Air Transport (1.0%)
Offshore Logistics, Inc. (b)	8,500	307,360

Auto Parts - After Market (0.1%)
TBC Corp. (b)	1,400	31,122

Auto Trucks & Parts (1.1%)
Oshkosh Truck Corp.	6,230	366,947

Banks - Outside New York City (7.9%)
BOK Financial Corp. (b)	3,532	160,741
Capital Corp. of the West	5,782	266,261
Columbia Banking System, Inc.	9,350	229,075
Cullen/ Frost Bankers, Inc.	8,000	392,000
First Community Bancorp, Inc.	5,000	209,850
FirstMerit Corp.	13,300	347,529
Franklin Bank Corp. (b)	13,540	223,410
Oriental Financial Group, Inc.	9,300	263,469
Piper Jaffray Co. (b)	5,700	249,261
Security Bank Corp.	5,917	208,574

		2,550,170

Beverage - Brewers (Wineries) (0.0%)
Robert Mondavi Corp. (The) (b)	100	5,449

Biotechnology Research & Production (1.0%)
Kensey Nash Corp. (b)	6,000	171,600
Protein Design Labs, Inc. (b)	8,000	153,200

		324,800

Building Materials (0.3%)
LSI Industries, Inc.	10,312	109,823

Building - Heating & Plumbing (0.6%)
Jacuzzi Brands, Inc. (b)	24,100	208,465

Building - Roofing & Wallboard (0.8%)
ElkCorp.	8,900	250,535

Chemicals (2.1%)
Airgas, Inc.	9,500	233,700
Georgia Gulf Corp.	3,900	176,553
Millennium Chemicals, Inc. (b)	10,100	216,948
OM Group, Inc. (b)	1,900	62,681

		689,882

Coal (0.7%)
Peabody Energy Corp.	3,300	210,474

Communications Technology (3.4%)
CommScope, Inc. (b)	9,505	171,185
Comtech Telecommunications Corp. (b)	9,900	271,359
Harris Corp.	4,000	246,120
Inter-Tel, Inc.	7,387	199,449
Standard Microsystems Corp. (b)	9,200	202,584

		1,090,697

Computer Services, Software & Systems (2.2%)
Digital River, Inc. (b)	4,600	153,180
Macromedia, Inc. (b)	10,000	271,400
Parametric Technology Corp. (b)	26,200	135,978
Retek, Inc. (b)	26,600	146,832

		707,390

Computer Technology (1.5%)
Intergraph Corp. (b)	4,400	109,714
Komag, Inc. (b)	17,700	300,458
Western Digital Corp. (b)	8,800	73,304

		483,476

Consumer Electronics (0.5%)
CNET Networks, Inc. (b)	20,200	165,034

Cosmetics (1.0%)
Elizabeth Arden, Inc. (b)	13,700	328,526

Distributors (0.6%)
Beacon Roofing Supply, Inc. (b)	9,800	183,750

Diversified Materials & Processing (0.7%)
Olin Corp.	12,800	239,360

Diversified Production (0.8%)
Thomas & Betts Corp.	8,700	246,558

Drugs & Pharmaceuticals (1.6%)
Endo Pharmaceuticals Holdings, Inc. (b)	5,400	117,720
Guilford Pharmaceuticals, Inc. (b)	15,000	67,800
K-V Pharmaceutical Co. (b)	11,200	223,104
Par Pharmaceutical Cos, Inc. (b)	2,800	110,460

		519,084

Electrical & Electronics (0.6%)
Benchmark Electronics, Inc. (b)	5,600	190,232

Electronics (0.7%)
Avid Technology, Inc. (b)	4,100	217,218

2004 Annual Report 111

Statement of Investments (Continued)
October 31, 2004

NorthPointe Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Electronics - Semi-Conductors & Components (0.6%)
Atmel Corp. (b)	60,502	$192,396

Fertilizers (0.7%)
Mosaic Co. (The) (b)	15,600	234,624

Finance Companies (0.7%)
Saxon Capital, Inc. (b)	11,400	218,880

Finance - Small Loan (0.7%)
QC Holdings, Inc. (b)	14,600	232,578

Financial Data Processing Services & Systems (1.7%)
CCC Information Services Group, Inc. (b)	9,400	172,208
Hypercom Corp. (b)	21,700	140,616
TradeStation Group, Inc. (b)	35,600	220,364

		533,188

Financial Miscellaneous (0.7%)
Triad Guaranty, Inc. (b)	4,250	231,668

Foods (1.3%)
Del Monte Foods Co. (b)	28,000	299,040
Lance, Inc.	7,860	132,677

		431,717

Forest Products (0.6%)
Universal Forest Products, Inc.	4,900	179,708

Health Care Facilities (1.0%)
Kindred Healthcare, Inc. (b)	12,700	306,070

Health Care Management Services (1.3%)
Community Health Systems, Inc. (b)	4,800	128,736
Per-Se Technologies, Inc. (b)	19,800	288,882

		417,618

Homebuilding (0.5%)
Standard Pacific Corp.	2,600	145,990

Household Furnishings (0.4%)
Domestic (0.4%)
Tempur-Pedic International, Inc. (b)	7,900	128,296

Identification Control & Filter Devices (0.4%)
Hubbell, Inc.	2,700	123,444

Insurance - Life (1.1%)
Scottish Re Group Ltd.	15,400	346,500

Insurance - Multi-Line (0.1%)
Allmerica Financial Corp. (b)	1,400	42,140

Insurance - Property & Casualty (2.3%)
Aspen Insurance Holdings Ltd.	11,598	266,754
ProAssurance Corp. (b)	7,900	281,951
Tower Group, Inc. (b)	20,000	178,200

		726,905

Investment Management Companies (2.4%)
Affiliated Managers Group, Inc. (b)	6,950	388,088
National Financial Partners Corp.	6,900	212,106
Tortoise Energy Infrastructure Corp.	6,500	164,775

		764,969

Leisure Time (1.4%)
K2, Inc. (b)	15,000	243,300
West Marine, Inc. (b)	8,800	215,864

		459,164

Machinery - Agricultural (0.5%)
AGCO Corp. (b)	7,600	147,592

Machinery - Industrial/ Specialty (0.9%)
Gardner Denver, Inc. (b)	6,100	182,878
Joy Global, Inc.	2,900	97,991

		280,869

Machinery - Oil Well Equipment & Services (1.6%)
Key Energy Services, Inc. (b)	20,700	238,050
Oil States International, Inc. (b)	15,200	279,072

		517,122

Medical and Dental Instruments & Supplies (1.0%)
Bio-Rad Laboratories, Inc., Class A (b)	3,400	176,868
ThermoGenesis Corp. (b)	24,900	139,067

		315,935

Metal Fabricating (2.6%)
Commercial Metals Co.	5,400	195,210
Kaydon Corp.	7,300	216,080
Maverick Tube Corp. (b)	7,200	189,864
Timken Co.	9,500	228,000

		829,154

Multi-Sector Companies (1.6%)
Carlisle Cos., Inc.	5,400	313,902
Teleflex, Inc.	4,800	210,192

		524,094

112 Annual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Oil - Crude Producers (2.2%)
Chesapeake Energy Corp.	19,500	$313,560
Energy Partners Ltd. (b)	22,140	388,778

		702,338

Oil - Integrated Domestic (1.0%)
KCS Energy, Inc. (b)	22,500	306,225

Paper (1.1%)
Albany International Corp., Class A	4,100	123,082
Glatfelter	19,200	238,656

		361,738

Printing And Copying Services (0.4%)
Bowne & Co., Inc.	9,077	112,827

Production Technology Equipment (2.7%)
ATMI, Inc. (b)	8,927	208,445
August Technology Corp. (b)	13,000	101,335
Axcelis Technologies, Inc. (b)	33,300	286,381
Cymer, Inc. (b)	6,000	171,120
Photon Dynamics, Inc. (b)	5,401	98,838

		866,119

Railroad Equipment (1.4%)
Greenbrier Cos., Inc. (The)	7,400	182,706
Wabtec Corp.	13,400	271,618

		454,324

Railroads (0.7%)
RailAmerica, Inc. (b)	21,200	235,108

Real Estate Investment Trusts (REIT) (9.1%)
American Financial Realty Trust	24,800	364,560
Ashford Hospitality Trust	38,300	371,127
BioMed Realty Trust, Inc.	18,200	330,876
CBL & Associates Properties, Inc.	5,000	327,750
Corporate Office Properties Trust	4,300	117,906
Eagle Hospitality Properties Trust, Inc. (b)	19,540	185,630
Equity One, Inc.	12,600	264,474
Friedman, Billings, Ramsey Group, Inc.	16,870	289,152
Nationwide Health Properties, Inc.	18,000	406,259
New Century Financial Corp.	5,200	286,780

		2,944,514

Restaurants (0.4%)
Triarc Cos., Inc.	3,600	40,896
Triarc Cos., Inc., Class B	7,200	82,296

		123,192

Retail (2.5%)
Genesco, Inc. (b)	9,500	243,200
Jos. A. Bank Clothiers, Inc. (b)	6,350	201,549
ShopKo Stores, Inc. (b)	7,000	120,680
Zale Corp. (b)	8,600	245,272

		810,701

Savings & Loan (2.9%)
BankAtlantic Bancorp, Inc., Class A	20,152	352,458
BankUnited Financial Corp., Class A (b)	8,110	241,273
ITLA Capital Corp. (b)	6,962	337,107

		930,838

Securities Brokerage & Services (2.2%)
American Capital Strategies Ltd.	10,600	328,070
NCO Group, Inc. (b)	13,900	371,825

		699,895

Services - Commercial (3.4%)
Chemed Corp.	5,500	332,475
Hudson Highland Group, Inc. (b)	5,200	148,538
Integrated Alarm Services Group, Inc. (b)	12,500	55,375
Labor Ready, Inc. (b)	11,600	166,460
Pegasus Systems, Inc. (b)	8,493	88,412
Waste Connections, Inc. (b)	9,900	312,048

		1,103,308

Shipping (1.1%)
Kirby Corp. (b)	8,080	339,360

Shoes (0.6%)
Finish Line, Inc. Class A (The)	6,000	207,780

Steel (1.3%)
Harsco Corp.	5,000	242,250
Wheeling-Pittsburgh Corp. (b)	5,400	170,910

		413,160

Telecommunications Equipment (0.9%)
Andrew Corp. (b)	15,017	209,938
C-COR, Inc. (b)	10,400	78,208

		288,146

Utilities - Electrical (2.6%)
PNM Resources, Inc.	8,300	193,224
Westar Energy, Inc.	18,200	381,290
WPS Resources Corp.	5,700	270,750

		845,264

2004 Annual Report 113

Statement of Investments (Continued)
October 31, 2004

NorthPointe Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares or
	Principal Amount	Value

Utilities - Gas Distributors (2.4%)
Energen Corp.	7,300	$392,594
Southwestern Energy Co. (b)	8,600	395,084

		787,678

Utilities - Telecommunications (0.8%)
NII Holdings, Inc. (b)	6,100	270,047

Total Common Stocks		31,074,397

Repurchase Agreements (2.2%)
CS First Boston, 1.75%, dated 10/29/04, due 11/01/04, repurchase price $296,258 (Fully collateralized by Treasury Notes and U.S. Agency Securities)	$296,215	296,215
Nomura Securities, 1.75% dated 10/29/04, due 11/01/04, repurchase price $413,944 (Fully collateralized by AA Corporate Bonds and U.S. Agency Securities)	413,884	413,884

Total Repurchase Agreements		710,099

Short-Term Securities Held as Collateral for Securities Lending (27.4%)
	Shares or
	Principal Amount	Value

Pool of short-term securities for Gartmore Mutual Funds - footnote 2 (Securities Lending)	$8,810,314	8,810,314

Total Short-Term Securities Held as Collateral for Securities Lending		8,810,314

Total Investments (Cost $37,308,739) (a) — 126.2%		40,594,810
Liabilities in excess of other assets — (26.2)%		(8,438,457)

NET ASSETS — 100.0%		$32,156,353

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

See notes to financial statements.

114 Annual Report 2004

Statements of Assets and Liabilities
October 31, 2004

	NorthPointe Small	NorthPointe Small
	Cap Growth Fund	Cap Value Fund

Assets:
Investments, at value (cost $46,654,973 and $36,598,640; respectively)	$46,462,155	$39,884,711
Repurchase agreements, at cost	2,472	710,099

Total Investments	46,464,627	40,594,810

Interest and dividends receivable	275	6,507
Receivable for capital shares issued	49,000,000	—
Receivable for investments sold	10,950	732,625
Receivable from adviser	7,391	133
Prepaid expenses and other assets	2,776	242

Total Assets	95,486,019	41,334,317

Liabilities:
Payable for investments purchased	45,679,547	336,689
Payable for return of collateral received for securities on loan	—	8,810,314
Accrued expenses and other payables
Investment advisory fees	5,927	23,058
Fund administration and transfer agent fees	1,357	3,856
Distribution fees	4	—
Administrative servicing fees	1	—
Other	1,120	4,047

Total Liabilities	45,687,956	9,177,964

Net Assets	$49,798,063	$32,156,353

Represented by:
Capital	$49,993,439	$21,327,198
Accumulated net investment income (loss)	(30)	1,822
Accumulated net realized gains (losses) from investment transactions	(2,528)	7,541,262
Net unrealized appreciation (depreciation) on investments	(192,818)	3,286,071

Net Assets	$49,798,063	$32,156,353

Net Assets:
Class A Shares	$1,047	$—
Class B Shares	1,046	—
Class C Shares	1,046	—
Class R Shares	1,046	—
Institutional Service Class Shares	1,047	—
Institutional Class Shares	49,792,831	32,156,353

Total	$49,798,063	$32,156,353

Shares outstanding (unlimited number of shares authorized):
Class A Shares	100	—
Class B Shares	100	—
Class C Shares	100	—
Class R Shares	100	—
Institutional Service Class Shares	100	—
Institutional Class Shares	4,755,967	2,229,091

Total	4,756,467	2,229,091

Net asset value:
Class A Shares	$10.47	$—
Class B Shares (a)	$10.46	$—
Class C Shares (b)	$10.46	$—
Class R Shares	$10.46	$—
Institutional Service Class Shares	$10.47	$—
Institutional Class Shares	$10.47	$14.43
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.11	$—

Maximum Sales Charge — Class A Shares	5.75%

(a)	For Class B shares, the redemption price per share varies by the length of time shares are held
(b)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year

See notes to financial statements.

2004 Annual Report 115

Statements of Operations
For the Year Ended October 31, 2004

	NorthPointe Small	NorthPointe Small Cap
	Cap Growth Fund (a)	Value Fund

INVESTMENT INCOME:
Interest income	$162	$14,508
Dividend income	113	374,004
Income from securities lending	—	23,720

Total Income	275	412,232

Expenses:
Investment advisory fees	5,927	295,327
Fund administration and transfer agent fees	1,357	40,938
Distribution fees Class A	1	—
Distribution fees Class B	1	—
Distribution fees Class C	1	—
Distribution fees Class R	1	—
Administrative Service Class R	1	—
Professional Fees	921	2,522
Registration and filing fees	5,259	147
Printing	—	—
Other	788	6,630

Total expenses before waived or reimbursed expenses	14,257	345,564

Expenses reimbursed	(7,391)	(528)

Total Expenses	6,866	345,036

Net Investment Income (Loss)	(6,591)	67,196

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investments transactions	(2,528)	7,609,857
Net change in unrealized appreciation/depreciation on investments	(192,818)	(3,245,906)

Net realized/unrealized gains (losses) on investments	(195,346)	4,363,951

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(201,937)	$4,431,147

(a) For the period from September 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

116 Annual Report 2004

Statements of Changes in Net Assets

	NorthPointe Small Cap
	Growth Fund	NorthPointe Small Cap Value Fund
	Period Ended	Year Ended	Year Ended
	October 31, 2004 (a)	October 31, 2004	October 31, 2003

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$(6,591)	$67,196	$79,608
Net realized gains (losses) on investment transactions	(2,528)	7,609,857	2,327,065
Net change in unrealized appreciation/depreciation on investments	(192,818)	(3,245,906)	8,548,390

Change in net assets resulting from operations	(201,937)	4,431,147	10,955,063

Distributions to Institutional Class Shareholders from:
Net investment income	—	(65,374)	(102,987)
Net realized gains on investments	—	(2,004,933)	—

Change in net assets from shareholder distributions	—	(2,070,307)	(102,987)

Change in net assets from capital transactions	50,000,000	(9,532,527)	(1,484,707)

Change in net assets	49,798,063	(7,171,687)	9,367,369
Net Assets:
Beginning of period	—	39,328,040	29,960,671

End of period	$49,798,063	$32,156,353	$39,328,040

(a)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

2004 Annual Report 117

Financial Highlights
Selected Data for Each Share of Capital Outstanding.

NorthPointe Small Cap Growth Fund

		Investment Activities
				Net Realized
				and
	Net Asset	Net		Unrealized	Total
	Value,	Investment		Gains	from
	Beginning	Income		(Losses) on	Investment
	of Period	(Loss)		Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)		0.48	0.47
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)		0.47	0.46
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)		0.47	0.46
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)		0.47	0.46
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)		0.48	0.47
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01	) (g)	0.48	0.47

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Net Asset
	Value, End	Total
	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	$10.47	4.70%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	$10.46	4.60%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	$10.46	4.60%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	$10.46	4.60%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.47	4.70%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.47	4.70%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$1	1.50%	(f)	(1.17%	) (f)	9.82%	(f)	(9.48%	) (f)	0.48%
Class B Shares
Period Ended October 31, 2004 (d)	$1	2.07%	(f)	(1.78%	) (f)	9.13%	(f)	(8.84%	) (f)	0.48%
Class C Shares
Period Ended October 31, 2004 (d)	$1	2.07%	(f)	(1.78%	) (f)	9.13%	(f)	(8.84%	) (f)	0.48%
Class R Shares
Period Ended October 31, 2004 (d)	$1	1.73%	(f)	(1.17%	) (f)	8.65%	(f)	(6.92%	) (f)	0.48%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	1.04%	(f)	(0.74%	) (f)	8.22%	(f)	(7.92%	) (f)	0.48%
Institutional Class Shares
Period Ended October 31, 2004 (d)	$49,793	1.07%	(f)	(1.02%	) (f)	2.18%	(f)	(2.14%	) (f)	0.48%

(a)	Excludes sales charges.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.
(g)	Net investment income (loss) is based on average shares outstanding during the period.

See notes to financial statements.

118 Annual Report 2004

NorthPointe Small Cap Value Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Institutional Class Shares
Period Ended October 31, 2000 (b)	$10.00	0.02	0.49	0.51
Year Ended October 31, 2001	$10.50	0.13	0.62	0.75
Year Ended October 31, 2002	$11.14	0.06	(0.69)	(0.63)
Year Ended October 31, 2003	$9.82	0.03	3.72	3.75
Year Ended October 31, 2004	$13.53	0.03	1.64	1.67

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return

Institutional Class Shares
Period Ended October 31, 2000 (b)	(0.01)	—	(0.01)	$10.50	5.14%	(c)
Year Ended October 31, 2001	(0.11)	—	(0.11)	$11.14	7.13%
Year Ended October 31, 2002	(0.06)	(0.63)	(0.69)	$9.82	(6.43%	)
Year Ended October 31, 2003	(0.04)	—	(0.04)	$13.53	38.25%
Year Ended October 31, 2004	(0.03)	(0.74)	(0.77)	$14.43	12.65%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (a)		Net Assets (a)		Turnover

Institutional Class Shares
Period Ended October 31, 2000 (b)	$23,359	1.00%	(d)	0.82%	(d)	1.79%	(d)	0.03%	(d)	49.93%
Year Ended October 31, 2001	$30,470	1.00%		1.00%		1.38%		0.62%		150.45%
Year Ended October 31, 2002	$29,961	1.00%		0.52%		1.06%		0.46%		105.59%
Year Ended October 31, 2003	$39,328	1.00%		0.25%		1.01%		0.23%		102.63%
Year Ended October 31, 2004	$32,156	0.99%		0.19%		1.00%		0.18%		135.45%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/ reimbursements had not occurred, the ratios would have been as indicated.
(b)	For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

2004 Annual Report 119

Notes to Financial Statements
October 31, 2004

1. Organization

Gartmore Mutual Funds (the “Trust”) is an open-end management investment company. Prior to January 25, 2002 the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2004, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust operates forty-five (45) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the 7 funds listed below (individually a “Fund”, collectively the “Funds”):

-	Gartmore S&P 500 Index Fund (“S&P 500 Index”) (formerly Nationwide S&P 500 Index Fund)
-	Gartmore Mid Cap Market Index Fund (“Mid Cap Market Index”) (formerly Nationwide Mid Cap Market Index Fund)
-	Gartmore Small Cap Index Fund (“Small Cap Index”) (formerly Nationwide Small Cap Index Fund)
-	Gartmore International Index Fund (“International Index”) (formerly Nationwide International Index Fund)
-	Gartmore Bond Index Fund (“Bond Index”) (formerly Nationwide Bond Index Fund)
-	NorthPointe Small Cap Growth Fund (“Small Cap Growth”)
-	NorthPointe Small Cap Value Fund (“Small Cap Value”)

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

Pursuant to a plan and agreement of redomestication and reorganization dated September 15, 2004, the shareholders of the Trust will be requested, at a special meeting to be held on December 23, 2004, to approve the redomestication of the Trust to a Delaware statutory trust; said Trust redomestication is expected to be effective as of March 1, 2005. The redomestication is a change in Statutory Status and will not affect the operations of the Trust.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange to date have been valued at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

120 Annual Report 2004

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (I) a multiple of earnings, (ii) the discount from market value of a similar, freely traded security, (iii) the yield-to-maturity for debt issues, or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Beginning July 1, 2004, the Funds holding foreign equity securities (the “Foreign Equity Funds”) began to value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system in a pooled cash account. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

2004 Annual Report 121

Notes to Financial Statements (Continued)
October 31, 2004 (Continued)

(c)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Future contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Swap Contracts

The Funds may engage in swap contracts in order to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized

122 Annual Report 2004

losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller.

At October 31, 2004, Bond Index’s open swap contracts were as follows:

		Underlying	Unrealized
	Expiration	Notional	Appreciation
Description	Date	Value	(Depreciation)

Index Swap with Morgan Stanley Capital Services Inc., Pays net of the total return of the Lehman Brothers CMBS Investment Grade plus 100 bps minus Libor minus 40 bps. Gartmore Bond Index Fund receives positive pays negative	04/01/05	$28,000,000	$251,754

(h)	Mortgage Dollar Rolls

Certain Funds may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Fund’s Board of Trustees.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the exdividend date.

(j)	Securities Lending

To generate additional income, each of the Funds may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the Fund receives cash or securities as collateral with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter requiring the borrower to mark to market the collateral on a daily basis so that the market value of the collateral does not fall below 100% of the market value of the portfolio securities loaned. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Funds’ investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Funds. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

2004 Annual Report 123

Notes to Financial Statements (Continued)
October 31, 2004 (Continued)

The cash collateral received by the Funds at October 31, 2004, was pooled and invested in the following:

Security Type	Security Name	Market Value	Maturity Rate

Commercial Paper	AJAX Bambino Funding Ltd.	$20,668,318	1.90%

Funding Agreement/ GIC	Protective Life Insurance Company	21,000,000	2.24%

Funding Agreement/ GIC	GE Life and Annuity	18,200,000	1.97%

Master Note — Floating	CDC Financial Product Inc.	14,000,000	1.98%

Master Note — Floating	Goldman Sachs Group LP	6,000,000	2.06%

Medium Term Note — Fixed	Concord Minutemen C.C. LLC	17,904,351	1.86%

Medium Term Note — Floating	Countrywide Home Loans Inc.	30,033,700	1.84%

Medium Term Note — Floating	Northern Rock PLC	17,999,757	1.88%

Medium Term Note — Floating	Pacific Life Global Funding	14,994,078	2.18%

Medium Term Note — Floating	General Electric Capital Corp.	7,578,842	1.69%

Money Market Fund	JPM S/ L Collateral Investment	8,100,000	1.81%

Repurchase Agreement	Barclays Capital	83,983,399	1.91%

Yankee Certificates of Deposit — Floating	Societe Generale, New York	21,996,909	1.82%

Yankee Certificates of Deposit — Floating	Deutsche Bank N.Y.	16,002,299	1.99%

Yankee Certificates of Deposit — Floating	Canadian Imperial Bank N.Y.	25,986,817	2.01%

Yankee Certificates of Deposit — Floating	Rabobank, New York	24,984,996	1.88%

Yankee Certificates of Deposit — Floating	Nordea Bank New York	5,497,375	1.85%

[Additional columns below]

[Continued from above table, first column(s) repeated]

Security Type	Maturity Date

Commercial Paper	11/18/04

Funding Agreement/ GIC	01/31/05

Funding Agreement/ GIC	11/15/04

Master Note — Floating	11/01/04

Master Note — Floating	11/01/04

Medium Term Note — Fixed	11/09/04

Medium Term Note — Floating	11/23/04

Medium Term Note — Floating	12/09/04

Medium Term Note — Floating	01/26/05

Medium Term Note — Floating	11/03/04

Money Market Fund	11/01/04

Repurchase Agreement	11/01/04

Yankee Certificates of Deposit — Floating	11/01/04

Yankee Certificates of Deposit — Floating	11/01/04

Yankee Certificates of Deposit — Floating	11/01/04

Yankee Certificates of Deposit — Floating	11/01/04

Yankee Certificates of Deposit — Floating	11/01/04

Information on the investment of cash collateral is shown in the Statement of Investments.

As of October 31, 2004, the following Funds had securities with the following market values on loan:

	Market Value
	of Loaned	Market Value
Fund	Securities	of Collateral*

S&P 500 Index	$35,668,835	$36,450,779

Mid Cap Market Index	88,252,745	89,916,465

Small Cap Index	70,741,255	72,622,377

International Index	88,166,258	92,706,773

Bond Index	282,235,746	287,576,673

Small Cap Value	8,626,409	8,810,314

*	Includes securities and cash collateral

(k)	Distributions to Shareholders

Net investment income, if any, is declared daily and paid monthly for the Bond Index Fund and is declared and paid quarterly for all other Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

124 Annual Report 2004

(l)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. For the Equity Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. For the Bond Funds, the allocation method used is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such are 12b-1 and administrative services fees) are charged to that class.

(n)	Capital Share Transactions

Transactions in capital shares of the Funds were as follows:

2004 Annual Report 125

Notes to Financial Statements (Continued)
October 31, 2004 (Continued)

	S&P 500 Index		Mid Cap Market Index
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2004	October 31, 2003	October 31, 2004	October 31, 2003

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,841,704	$1,828,678	$43,015,880	$22,747,677
Dividends reinvested	76,060	52,980	629,448	102,486
Cost of shares redeemed	(2,337,539)	(888,404)	(21,026,712)	(10,104,677)

	1,580,225	993,254	22,618,616	12,745,486

Class B Shares
Proceeds from shares issued	1,646,256	1,202,549	404,383	172,330
Dividends reinvested	15,986	13,037	3,504	49
Cost of shares redeemed	(837,720)	(438,620)	(74,493)	(7,981)

	824,522	776,966	333,394	164,398

Class C Shares
Proceeds from shares issued	237,978	9,977 (a)	2,986	20,011 (a)
Dividends reinvested	573	—	229	—
Cost of shares redeemed	(1,200)	—	—	—

	237,351	9,977	3,215	20,011

Institutional Class Shares
Proceeds from shares issued	736,845,278	381,796,247	293,159,004	145,491,963
Dividends reinvested	13,212,499	5,403,845	6,267,087	1,165,898
Cost of shares redeemed	(182,979,506)	(80,291,097)	(45,012,424)	(29,045,945)

	567,078,271	306,908,995	254,413,667	117,611,916

Service Class Shares
Proceeds from shares issued	124,577,939	115,667,745	—	—
Dividends reinvested	4,915,270	3,283,193	—	—
Cost of shares redeemed	(52,626,707)	(31,059,326)	—	—

	76,866,502	87,891,612	—	—

Institutional Service Class Shares
Proceeds from shares issued	22,349,604	21,783,046	—	—
Dividends reinvested	759,266	565,062	—	—
Cost of shares redeemed	(13,194,895)	(17,700,358)	—	—

	9,913,975	4,647,750	—	—

Local Fund Shares
Proceeds from shares issued	—	—	—	—
Dividends reinvested	1,378	1,148	—	—

	1,378	1,148	—	—

Change in net assets from capital transactions	$656,502,224	$401,229,702	$277,368,892	$130,541,811

SHARE TRANSACTIONS:
Class A Shares
Issued	399,081	224,195	3,397,710	2,175,011
Reinvested	7,956	6,546	51,098	10,230
Redeemed	(244,706)	(107,324)	(1,662,023)	(992,214)

	162,331	123,417	1,786,785	1,193,027

Class B Shares
Issued	171,050	147,704	32,301	16,581
Reinvested	1,682	1,630	289	5
Redeemed	(87,911)	(56,310)	(6,184)	(861)

	84,821	93,024	26,406	15,725

Class C Shares
Issued	24,813	1,133 (a)	241	1,750 (a)
Reinvested	60	—	19	—
Redeemed	(127)	—	—	—

	24,746	1,133	260	1,750

Institutional Class Shares
Issued	76,540,250	46,941,237	23,165,268	14,421,674
Reinvested	1,376,142	660,006	500,868	114,442
Redeemed	(18,716,166)	(10,009,047)	(3,519,484)	(2,875,636)

	59,200,226	37,592,196	20,146,652	11,660,480

Service Class Shares
Issued	12,975,238	14,209,589	—	—
Reinvested	514,689	406,279	—	—
Redeemed	(5,500,195)	(3,862,780)	—	—

	7,989,732	10,753,088	—	—

Institutional Service Class Shares
Issued	2,323,717	2,727,480	—	—
Reinvested	79,256	69,828	—	—
Redeemed	(1,366,721)	(2,144,113)	—	—

	1,036,252	653,195	—	—

Local Fund Shares
Issued	—	—	—	—
Reinvested	144	141	—	—

	144	141	—	—

Total change in shares	68,498,252	49,216,194	21,960,103	12,870,982

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small Cap Index
	Year Ended	Year Ended
	October 31, 2004	October 31, 2003

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$55,133,106	$35,834,926
Dividends reinvested	1,085,234	108,894
Cost of shares redeemed	(40,084,424)	(11,941,012)

	16,133,916	24,002,808

Class B Shares
Proceeds from shares issued	177,466	117,116
Dividends reinvested	4,574	116
Cost of shares redeemed	(27,774)	(4,489)

	154,266	112,743

Class C Shares
Proceeds from shares issued	17,986	20,111 (a)
Dividends reinvested	362	—
Cost of shares redeemed	(2,025)	—

	16,323	20,111

Institutional Class Shares
Proceeds from shares issued	125,348,059	59,524,627
Dividends reinvested	3,218,879	540,240
Cost of shares redeemed	(30,106,414)	(16,579,521)

	98,460,524	43,485,346

Service Class Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Institutional Service Class Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Local Fund Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—

	—	—

Change in net assets from capital transactions	$114,765,029	$67,621,008

SHARE TRANSACTIONS:
Class A Shares
Issued	5,049,499	3,998,321
Reinvested	101,916	13,066
Redeemed	(3,661,727)	(1,403,843)

	1,489,688	2,607,544

Class B Shares
Issued	16,234	12,631
Reinvested	434	15
Redeemed	(2,745)	(598)

	13,923	12,048

Class C Shares
Issued	1,657	2,018 (a)
Reinvested	34	—
Redeemed	(180)	—

	1,511	2,018

Institutional Class Shares
Issued	11,448,553	7,033,832
Reinvested	298,715	64,463
Redeemed	(2,710,102)	(1,963,299)

	9,037,166	5,134,996

Service Class Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Institutional Service Class Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Local Fund Shares
Issued	—	—
Reinvested	—	—

	—	—

Total change in shares	10,542,288	7,756,606

(a)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

126 Annual Report 2004

	International Index		Bond Index
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2004	October 31, 2003	October 31, 2004	October 31, 2003

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$42,445,138	$119,622,571	$13,347,490	$30,725,035
Dividends reinvested	310,013	252,921	1,350,691	1,726,592
Cost of shares redeemed	(28,400,557)	(119,862,372)	(16,812,393)	(28,679,148)

	14,354,594	13,120	(2,114,212)	3,772,479

Class B Shares
Proceeds from shares issued	75,346	13,648	222,398	261,455
Dividends reinvested	1,045	1,222	7,736	2,592
Cost of shares redeemed	(42,325)	(10,145)	(35,062)	(31,327)

	34,066	4,725	195,072	232,720

Institutional Class Shares
Proceeds from shares issued	461,901,238	248,081,936	509,207,305	335,894,088
Dividends reinvested	10,088,380	4,721,725	26,390,060	11,973,979
Cost of shares redeemed	(56,912,451)	(70,327,032)	(76,995,027)	(49,645,865)

	415,077,167	182,476,629	458,602,338	298,222,202

Change in net assets from capital transactions	$429,465,827	$182,494,474	$456,683,198	$302,227,401

SHARE TRANSACTIONS:
Class A Shares
Issued	5,890,638	21,676,575	1,210,795	2,776,357
Reinvested	42,652	45,133	122,641	155,870
Redeemed	(3,956,219)	(21,579,769)	(1,523,237)	(2,589,441)

	1,977,071	141,939	(189,801)	342,786

Class B Shares
Issued	10,681	2,702	20,196	23,372
Reinvested	146	218	702	235
Redeemed	(5,909)	(1,900)	(3,184)	(2,816)

	4,918	1,020	17,714	20,791

Institutional Class Shares
Issued	63,612,835	44,034,205	46,269,303	30,355,893
Reinvested	1,388,539	828,041	2,398,550	1,082,080
Redeemed	(7,893,235)	(12,488,487)	(6,954,345)	(4,489,431)

	57,108,139	32,373,759	41,713,508	26,948,542

Total change in shares	59,090,128	32,516,718	41,541,421	27,312,119

2004 Annual Report 127

Notes to Financial Statements (Continued)
October 31, 2004 (Continued)

	NorthPointe Small
	Cap Growth	NorthPointe Small Cap Value
	Period Ended	Year Ended	Year Ended
	October 31, 2004 (a)	October 31, 2004	October 31, 2003

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shared issued	$1,000	$—	$—

	1,000	—	—

Class B Shares
Proceeds from shared issued	1,000	—	—

	1,000	—	—

Class C Shares
Proceeds from shared issued	1,000	—	—

	1,000	—	—

Class R Shares
Proceeds from shared issued	1,000	—	—

	1,000	—	—

Institutional Service Class Shares
Proceeds from shared issued	1,000	—	—

	1,000	—	—

Institutional Class Shares
Proceeds from shared issued	49,995,000	3,946,839	2,061,469
Dividends reinvested	—	2,016,737	64,171
Cost of shares redeemed	—	(15,496,103)	(3,610,347)

	49,995,000	(9,532,527)	(1,484,707)

Total change in shares	$50,000,000	$(9,532,527)	$(1,484,707)

	NorthPointe Small
	Cap Growth	NorthPointe Small Cap Value
	Period Ended	Year Ended	Year Ended
	October 31, 2004 (a)	October 31, 2004	October 31, 2003

SHARE TRANSACTIONS:
Class A Shares
Issued	100	—	—

	100	—	—

Class B Shares
Issued	100	—	—

	100	—	—

Class C Shares
Issued	100	—	—

	100	—	—

Class R Shares
Issued	100	—	—

	100	—	—

Institutional Service Class Shares
Issued	100	—	—

	100	—	—

Institutional Class Shares
Issued	4,755,967	269,490	195,363
Reinvested	—	147,071	6,148
Redeemed	—	(1,093,972)	(345,488)

	4,755,967	(677,411)	(143,977)

Total change in shares	4,756,467	(677,411)	(143,977)

(a)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.

128 Annual Report 2004

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of their respective Funds (as shown in the table below). GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. GMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser, if applicable, for the Funds it advises. The subadvisers manage each of their respective Fund’s investments and have the responsibility for making all investment decisions for the applicable Funds. The adviser and subadviser, if applicable, for each Fund is as follows:

Fund	Adviser	Subadviser

S&P 500 Index	GMF	Fund Asset Management, L.P.

Mid Cap Market Index	GMF	Fund Asset Management, L.P.

Small Cap Index	GMF	Fund Asset Management, L.P.

International Index	GMF	Fund Asset Management, L.P.

Bond Index	GMF	Fund Asset Management, L.P.

Small Cap Growth	GMF	NorthPointe Capital, LLC (a)

Small Cap Value	GMF	NorthPointe Capital, LLC (a)

(a)	Affiliate of GMF.

Under the terms of the Investment Advisory Agreements, each Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees to the subadviser. Additional information regarding the investment advisory fees and subadvisory fees for GMF and the subadvisers, where applicable, is as follows for the year ended October 31, 2004:

		Total	Fees	Paid to
Fund	Fee Schedule	Fees	Retained	Subadviser

S&P 500 Index	Up to $1.5 billion	0.13%	0.13%	0.02%
	$1 billion up to $3 billion	0.12%	0.12%	0.02%
	$3 billion and more	0.11%	0.11%	0.02%

Mid Cap Market Index (a)	Up to $1.5 billion	0.22%	0.13%	0.09%
	On the next $1.5 billion	0.21%	0.12%	0.09%
	On $3 billion and more	0.20%	0.11%	0.09%

Small Cap Index (b)	Up to $1.5 billion	0.20%	0.13%	0.07%
	On the next $1.5 billion	0.19%	0.12%	0.07%
	On $3 billion and more	0.18%	0.11%	0.07%

International Index (c)	Up to $1.5 billion	0.27%	0.15%	0.12%
	On the next $1.5 billion	0.26%	0.14%	0.12%
	On $3 billion and more	0.25%	0.13%	0.12%

Bond Index (d)	Up to $1.5 billion	0.22%	0.13%	0.09%
	On the next $1.5 billion	0.21%	0.12%	0.09%
	On $3 billion and more	0.20%	0.11%	0.09%

Small Cap Growth	All Assets	0.95%	—	0.95%

Small Cap Value	All Assets	0.85%	—	0.85%

(a)	Prior to March 1, 2004, the advisory fee was 0.22% on all asset levels.
(b)	Prior to March 1, 2004, the advisory fee was 0.20% on all asset levels.
(c)	Prior to March 1, 2004, the advisory fee was 0.27% on all asset levels.
(d)	Prior to March 1, 2004, the advisory fee was 0.22% on all asset levels.

2004 Annual Report 129

Notes to Financial Statements (Continued)
October 31, 2004 (Continued)

GMF and the Funds have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative services fees) from exceeding the amounts listed in the table below until February 28, 2005:

	Expense Caps

						Institutional
	Class A	Class B	Class C	Class R	Institutional	Service Class
Fund	Shares	Shares	Shares	Shares	Class Shares	Shares

S&P 500 Index	0.63%	1.23%	1.23%	0.23%	0.23%	0.48%

Mid Cap Market Index	0.81%	1.41%	1.41%	0.31%	0.31%	n/a

Small Cap Index (a)	0.79%	1.39%	1.39%	0.29%	0.29%	n/a

International Index (a)	0.86%	1.46%	1.46%	0.36%	0.36%	n/a

Bond Index (a)	0.81%	1.41%	1.41%	0.31%	0.31%	n/a

Small Cap Growth	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%

Small Cap Value	n/a	n/a	n/a		1.00%	n/a

[Additional columns below]

[Continued from above table, first column(s) repeated]

Expense Caps

	Service Class	Local Fund
Fund	Shares	Shares

S&P 500 Index	0.63%	0.35%

Mid Cap Market Index	n/a	n/a

Small Cap Index (a)	n/a	n/a

International Index (a)	n/a	n/a

Bond Index (a)	n/a	n/a

Small Cap Growth	n/a	n/a

Small Cap Value	n/a	n/a

(a)	The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through March 1, 2011.

GMF may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted. As of the year ended October 31, 2004, the cumulative potential reimbursements were as follows:

Fund	Amount	Expires

Mid Cap Market Index	$785,391	December 29, 2004

Small Cap Index	589,813	December 29, 2004

International Index	1,084,129	December 29, 2004

Bond Index	1,202,586	December 29, 2004

Small Cap Value	177,634	June 29, 2005

As of the year ended October 31, 2004, the cumulative potential reimbursements of the following Funds (unless otherwise indicated), based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursements to the Fund was made for expenses reimbursed by GMF or GMCM, would be:

	Amount	Amount	Amount
	Fiscal Year	Fiscal Year	Fiscal Year
Fund	2002	2003	2004

Small Cap Growth	$—	$—	$7,391

130 Annual Report 2004

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed the following:

	Class A	Class B	Class C	Class R	Service Class	Local Fund
Fund	Shares	Shares	Shares	Shares	Shares	Shares

S&P 500 Index	0.25%	1.00%	1.00%	n/a	0.15%	0.07%

Mid Cap Market Index	0.25%	1.00%	1.00%	n/a	n/a	n/a

Small Cap Index	0.25%	1.00%	1.00%	n/a	n/a	n/a

International Index	0.25%	1.00%	n/a	n/a	n/a	n/a

Bond Index	0.25%	1.00%	n/a	n/a	n/a	n/a

Small Cap Growth	0.25%	1.00%	1.00%	0.50%	n/a	n/a

Small Cap Value	n/a	n/a	n/a	n/a	n/a	n/a

Pursuant to an Underwriting Agreement, GDSI serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares (until April 1, 2004). These fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From these fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. These fees are contingent deferred sales charges (“CDSCs”) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder’s account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within six years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the year ended October 31, 2004, GDSI received commissions of $194,774 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $14,712 was reallowed to affiliated broker-dealers of the Funds.

The Funds (except the Small Cap Value Fund) assess a 2.00% redemption fee on all classes of shares that are purchased and are sold or exchanged within 5 days of purchase (within 90 days for the Small Cap Growth Fund). The redemption fee, if any, is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains. For the year ended October 31, 2004, the Funds had no contributions to capital due to collection of redemption fees.

2004 Annual Report 131

Notes to Financial Statements (Continued)
October 31, 2004 (Continued)

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust (“GSA”) provides various administrative and accounting services for the Funds, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under such agreement is calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees then are allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*

Up to $1 billion	0.25%

$1 billion and more up to $3 billion	0.18%

$3 billion and more up to $4 billion	0.14%

$4 billion and more up to $5 billion	0.07%

$5 billion and more up to $10 billion	0.04%

$10 billion and more up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds (collectively, the “Investor Destinations Funds”) and the Gartmore Optimal Allocations Fund: Aggressive, Gartmore Optimal Allocations Fund: Moderate, Gartmore Optimal Allocations Fund: Moderately Aggressive, and Gartmore Optimal Allocations Fund: Specialty (collectively, the “Optimal Funds”) are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds and the Optimal Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as brokerdealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Class R, Service Class, and Institutional Service Class shares of each of the Funds.

As of October 31, 2004, the advisers or affiliates of the advisers directly held 100% of the shares outstanding of the S&P 500 Index Fund and 33% of the Small Cap Growth Fund.

4. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of October 31, 2004.

5. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2004, are summarized as follows:

Fund	Purchases	Sales

S&P 500 Index	$789,068,886	$24,138,781

Mid Cap Market Index	343,030,353	62,025,182

Small Cap Index	150,838,033	43,156,444

International Index	508,094,230	44,881,882

Bond Index	1,702,552,424	1,162,960,762

Small Cap Growth	45,803,580	113,222

Small Cap Value	44,990,708	55,533,706

132 Annual Report 2004

6. Portfolio Investment Risks

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

7. Federal Tax Information

The tax character of distributions paid during the fiscal year ended October 31, 2004, were as follows: (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.)

	Distributions Paid From
					Total
	Ordinary	Net Long Term	Total Taxable	Tax Exempt	Distributions
Fund	Income	Capital Gains	Distributions	Distributions	Paid

S&P 500 Index	$19,013,241	$—	$19,013,241	$—	$19,013,241

Mid Cap Market Index	3,948,470	2,960,725	6,909,195	—	6,909,195

Small Cap Index	3,020,382	1,293,354	4,313,736	—	4,313,736

International Index	10,404,472	—	10,404,472	—	10,404,472

Bond Index	27,750,785	—	27,750,785	—	27,750,785

Small Cap Growth	—	—	—	—	—

Small Cap Value	1,222,852	847,455	2,070,307	—	2,070,307

The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows:

(Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.)

	Distributions Paid From
					Total
	Ordinary	Net Long Term	Total Taxable	Tax Exempt	Distributions
Fund	Income	Capital Gains	Distributions	Distributions	Paid

S&P 500 Index	$9,315,809	$—	$9,315,809	$—	$9,315,809

Mid Cap Market Index	1,268,433	—	1,268,433	—	1,268,433

Small Cap Index	649,250	—	649,250	—	649,250

International Index	4,976,053	—	4,976,053	—	4,976,053

Bond Index	13,692,112	21,047	13,713,159	—	13,713,159

Small Cap Growth	—	—	—	—	—

Small Cap Value	102,987	—	102,987	—	102,987

2004 Annual Report 133

Notes to Financial Statements (Continued)
October 31, 2004 (Continued)

As of October 31, 2004, the components of accumulated earnings (deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Undistributed
	Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions
Fund	Income	Income	Capital Gains	Earnings	Payable

S&P 500 Index	$—	$2,412,036	$—	$2,412,036	$—

Mid Cap Market Index	—	4,425,919	9,178,811	13,604,730	—

Small Cap Index	—	5,479,483	6,667,420	12,146,903	—

International Index	—	11,577,300	6,212,796	17,790,096	—

Bond Index	—	4,675,625	—	4,675,625	(4,129,505)

Small Cap Growth	—	—	—	—	—

Small Cap Value	—	1,819,535	5,862,954	7,682,489	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Total
	Accumulated	Unrealized	Accumulated
	Capital and	Appreciation	Earnings
Fund	Other Losses	(Depreciation)*	(Deficit)

S&P 500 Index	$(8,304,953)	$65,276,345	$59,383,428

Mid Cap Market Index	—	54,828,740	68,433,470

Small Cap Index	—	22,169,724	34,316,627

International Index	—	108,838,352	126,628,448

Bond Index	—	14,533,707	15,079,827

Small Cap Growth	(2,528)	(192,818)	(195,346)

Small Cap Value	—	3,146,665	10,829,154

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales; the difference between book and tax amortization methods for premium and market discount; and the return of capital adjustments from real estate investment trusts.

As of October 31, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)

S&P 500 Index	$1,816,399,968	$222,529,658	$(157,253,313)	$65,276,345

Mid Cap Market Index	625,383,821	82,492,028	(27,683,232)	54,828,740

Small Cap Index	327,275,996	38,954,139	(16,784,415)	22,169,724

International Index	866,884,670	134,909,432	(25,999,510)	108,909,922

Bond Index	1,187,079,266	16,823,217	(2,289,510)	14,533,707

Small Cap Growth	46,657,445	529,608	(722,424)	(192,818)

Small Cap Value	37,448,145	3,991,193	(844,516)	3,146,665

As of October 31, 2004, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the treasury regulations:

Fund	Amount	Expires

S&P 500 Index	$8,304,953	2009

Small Cap Growth	2,528	2012

134 Annual Report 2004

8.	Other Federal Tax Information (Unaudited):

For the period ended October 31, 2004, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

For the period ended October 31, 2004, the following Funds paid qualified dividend income:

Qualified
Dividend
Fund	Income

S&P 500 Index	$17,263,662

Mid Cap Market Index	3,948,470

Small Cap Index	823,033

International Index	8,182,875

Small Cap Value	197,412

For the taxable year ended October 31, 2004, the following percentage of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividend
Received
Fund	Deduction

S&P 500 Index	100%

Mid Cap Market Index	100%

Small Cap Index	38%

Small Cap Value	31%

2004 Annual Report 135

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Gartmore Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore S&P 500 Index Fund, Gartmore Mid Cap Market Index Fund, Gartmore Small Cap Index Fund, Gartmore International Index Fund, Gartmore Bond Index Fund, NorthPointe Small Cap Growth Fund and NorthPointe Small Cap Value Fund (seven series of Gartmore Mutual Funds, hereafter referred to as the “Funds”) at October 31, 2004, the results of each of their operations for the year (or period) then ended, the changes in each of their net assets for each of the two years (or periods) then ended and the financial highlights for each of the three years (or periods) then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States.) Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of S&P 500 Index Fund, Gartmore Mid Cap Market Index Fund, Gartmore Small Cap Index Fund, Gartmore International Index Fund, Gartmore Bond Index Fund and NorthPointe Small Cap Value Fund for the periods ended on or before October 31, 2001 were audited by other independent accountants whose report dated December 14, 2001 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 27, 2004

136 Annual Report 2004

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds

October 31, 2004

			Number of Portfolios
	Position(s) Held		in the	Other
	with the Trust	Principal Occupation(s)	Gartmore Fund	Directorships
Name, Address	and Length of	During Past	Complex Overseen	Held by Trustee
and Date of Birth	Time Served[1]	Five Years	by Trustee	or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).[3]	84	None

Michael J. Baresich c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000, Conshohocken, PA 19428 1954	Trustee since March 2004	Mr. Baresich has been Chairman of the Board of Cokinetic Systems Corp. (software company) since July 2004. Prior thereto and since 2001, Mr. Baresich served as its Chief Executive Officer. From June 1999 through August 2001, Mr. Baresich was a managing Director of Deutsche Bank. Prior to June 1999, Mr. Baresich was a Managing Director of Bankers Trust.	84	None

Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., and Terex Corporation.

C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None

Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Nominee	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

2004 Annual Report 137

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
October 31, 2004 (Continued)

			Number of Portfolios
	Position(s) Held		in the	Other
	with the Trust	Principal Occupation(s)	Gartmore Fund	Directorships
Name, Address	and Length of	During Past	Complex Overseen	Held by Trustee
and Date of Birth	Time Served[1]	Five Years	by Trustee	or Nominee[2]
Robert M. Duncan* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1927	Trustee since April 1987	Mr. Duncan is Vice President and Secretary Emeritus of The Ohio State University.	84	None

Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None

Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Nominee	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teacher Insurance Annuity Association — College Retirement Equity Funds).	84	None

Thomas J. Kerr, IV* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1933	Trustee since October 1971	Dr. Kerr is President Emeritus of Kendall College.	84	None

Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None

138 Annual Report 2004

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
October 31, 2004 (Continued)

Number of Portfolios
	Position(s) Held		in the	Other
	with the Trust	Principal Occupation(s)	Gartmore Fund	Directorships
Name, Address	and Length of	During Past	Complex Overseen	Held by Trustee
and Date of Birth	Time Served[1]	Five Years	by Trustee	or Nominee[2]
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Nominee	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the ‘Great Museums’ series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[4]	None

David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995	Mr. Wetmore is a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Mr. Duncan and Dr. Kerr are expected to retire on or about March 2, 2005, and Ms. Hennigar is expected to retire on or about October 12, 2005.
1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. Allen owns a 51% interest in Graimark Realty Advisors, Inc., a 67% owner of G/ W Jefferson-St Jean LLC (“Jefferson-St”), a real estate development company. Until July 28, 2004, Jefferson-St had a construction loan, guaranteed by Mr. Allen, in the principal amount of $12.5 million (“Construction Loan”), from Bank One, NA, obtained in August, 2002. On July 1, 2004, Bank One Corporation merged with and into J.P. Morgan Chase & Co. (the “Merger”). Bank One Corporation was the parent company of Bank One, N.A. J.P. Morgan Chase & Co. is the parent company of J.P. Morgan Investment Management, Inc., subadviser of two of the Funds of the Trust. On July 28, 2004, the Construction Loan was refinanced with an unaffiliated permanent lender. Neither Mr. Allen nor the Trust’s management believes that the Construction Loan, secured well in advance of the Merger, and refinanced within 28 days following the completion of the Merger, should result in Mr. Allen’s being deemed to have a “material business relationship” with an investment adviser to the Trust.
4	Messrs. McCarthy and Hondros (see table below) are also Administrative Committee Members for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA.
**	Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $384,292 from the Trust for the Year Ended October 31, 2004. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2004 Annual Report 139

Management Information (Unaudited)

Trustees and Officers who are Interested Persons (as defined in the 1940 Act) and Officers of the Funds
October 31, 2004

			Number of Portfolios
	Position(s) Held		in the
Name,	with the Trust	Principal Occupation(s)	Gartmore Fund	Other
Address	and Length of	During Past	Complex Overseen	Directorships
and Age	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee and Chairman since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”) [3] and Gartmore SA Capital Trust (“GSA”)[3] ; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None

Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.	84	Director of Nationwide Financial Services, Inc.

Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/ Provident Mutual Insurance Company.	84	None

140 Annual Report 2004

Trustees and Officers who are Interested Persons (as defined in the 1940 Act) and Officers of the Funds
October 31, 2004 (Continued)

Number of Portfolios
	Position(s) Held		in the
Name,	with the Trust	Principal Occupation(s)	Gartmore Fund	Other
Address	and Length of	During Past	Complex Overseen	Directorships
and Age	Time Served[1]	Five Years	by Trustee	Held by Trustee[2]
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1954	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Messrs. McCarthy and Hondros (see table below) are also Administrative Committee Members for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA.
*	Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $384,292 from the Trust for the Year Ended October 31, 2004. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2004 Annual Report 141

Index Definitions

Lehman Brothers U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the smallest 2,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s (S&P) MidCap 400 Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Gartmore Funds

1200 River Road, Suite 1000
Conshohocken, PA 19428

www.gartmorefunds.com

Federal law requires the Trust, and each of its investment advisers and subadvisers, to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ Web site at www.gartmorefunds.com, or (iii) on the U.S. Securities and Exchange Commission’s Web site at www.sec.gov.

© 2004 Gartmore Global Investments, Inc.
All rights reserved.

AR-SUB 12/04

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Paula H.J. Cholmondeley, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a) through (d). The information in the table below is provided for services rendered to the registrant by its principal accountant, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2003 and October 31, 2004.

	2003	2004
Audit Fees	$357,445	$396,045
Audit-Related Fees[1]	$74,900	$30,000
Tax Fees[2]	$94,800	$118,125
All Other Fees	$50,000	$0

Total	$577,145	$544,170

[1]	Services include security counts performed under Rule 17f-2 of the 1940 Act.

[2]	Tax services in connection with the Funds’ excise tax calculations and review of the Funds’ applicable tax returns.

     The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Gartmore Global Investors(“GGI”), and any service provider to the registrant controlling, controlled by or under common control with GGI that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2003 and October 31, 2004.

	2003	2004
Audit-Related Fees	None.	None.
Tax Fees	None.	None.
All Other Fees	None	None.

Total	None.	None.

     (e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to GGI and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than GGI or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, GGI and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

     (e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X: [indicate if percentages calculated with or without all audit fees for all funds] [or: Not Applicable]

     Not Applicable.

	2003	2004
	None.	None.
Audit-Related Fees
Tax Fees
All Other Fees

Total

     The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to GGI and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant’s fiscal years ended October 31, 2003 and October 31, 2004: [indicate if percentages calculated with or without all audit fees for all funds] [or: Not Applicable]

	2003	2004
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

     (f) The percentage of hours expended to audit the registrant’s financial statements for the fiscal year ended October 31, 2004 that were attributed to work performed by persons other than PwC’s full-time, permanent employees was ___%. [if over 50%] [or: Not Applicable]

     Not applicable.

     (g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended October 31, 2003 and October 31, 2004 were $1,143,226 and $1,855,629 respectively.

     (h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to GGI and Covered Services Providers that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because they did not directly relate to the registrant’s operations and financial reporting is compatible with maintaining PwC’s independence. [or: Not Applicable]

     Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There were no material changes in the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 10. Controls and Procedures.

     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     GARTMORE MUTUAL FUNDS

By (Signature and Title)*	/s/ GERALD J. HOLLAND Name: Gerald J. Holland Title: Treasurer Date: January 10, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ PAUL J. HONDROS Name: Paul J. Hondros Title: President & Chairman of the Board Date: January 10, 2005

By (Signature and Title)*	/s/ GERALD J. HOLLAND Name: Gerald J. Holland Title: Treasurer Date: January 10, 2005

* Print the name and title of each signing officer under his or her signature.